UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-05443
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., President,
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563-2787
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: November 1, 2008 through April 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

Managing Your Calamos Funds Investments

Calamos Investments offers several convenient means to monitor, manage and feel confident about your Calamos investment choice.

TABLE OF CONTENTS

Letter to Shareholders	1

Investment Team Discussions	3

Calamos Growth Fund	3

Calamos Growth and Income Fund	6

Calamos Value Fund	9

Calamos Blue Chip Fund	11

Calamos Multi-Fund Blend	13

Calamos 130/30 Equity Fund	15

Calamos Global Growth and Income Fund	17

Calamos International Growth Fund	20

Calamos Global Equity Fund	22

Calamos Evolving World Growth Fund	24

Calamos Convertible Fund	26

Calamos Market Neutral Income Fund	28

Calamos High Yield Fund	31

Calamos Total Return Bond Fund	33

Expense Overview	35

Schedule of Investments	38

Statements of Assets and Liabilities	83

Statements of Operations	87

Statements of Changes In Net Assets	91

Notes to Financial Statements	96

Financial Highlights	121

Report of Independent Registered Public Accounting Firm	158

24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.823.7386	Through a single toll-free number, Calamos 24-Hour Shareholder Assistance is fast and easy.

• Get fund prices and account balances
• Review recent transactions
• Order statements, literature and more

PERSONAL ASSISTANCE
800.582.6959	Dial this toll-free number to speak with a knowledgeable Client Services Representative who can help answer questions, perform transactions or address issues concerning your Calamos Fund.

ONLINE ACCOUNT MANAGEMENT
www.calamos.com	Manage your personal account of Calamos Funds online at www.calamos.com. On your account access page, you can view account history and download data.

YOUR FINANCIAL ADVISOR
We encourage you to talk to your financial advisor to determine how the Calamos Funds can benefit your investment portfolio based on your financial goals, risk tolerance, time horizon and income needs.

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Letter to Shareholders

Dear Fellow Shareholder:

Enclosed is your semiannual report for the six months ended April 30, 2009. We appreciate the opportunity to correspond with you. Please carefully review this report, which includes fund commentary from our investment team. The report also includes a listing of portfolio holdings, financial data and highlights, as well as detailed information about the performance and allocations of the Funds.

Early in the reporting period, we saw a continuation of extraordinary markets that unfolded in the summer of 2008. Throughout the opening months of the period, the markets reflected the anguish around the health of the financial system. Anxiety about the credit crisis, financial and auto industries, government stimulus plans and economic data contributed to a climate of extreme investor pessimism. Even securities issued by fundamentally strong companies saw their values plummet as the markets were roiled by volatility. These widespread declines continued through March 9, when the S&P 500 bottomed out at 676.53, a 13-year low.

However, the tide changed markedly during the later portion of the period, with markets staging a robust and much-welcomed rally off March lows. Investor sentiment was boosted by improving conditions in the credit markets, signs of life in the new issue debt markets, an upturn in global trade, strengthening in the manufacturing sector, increased business activity, rebounding mortgage applications and indications of housing starts reaching a short-term bottom. Central banks and governments around the world remained focused on shoring up investor confidence and attempting to stimulate normal economic activity.

Given the recent extreme gyrations, many investors wonder if the markets are poised for a lasting rebound or if another downturn looms ahead. The fact remains that bear and bull markets can only be identified in hindsight. Because of this, we caution against trying to “time” the turns. Instead, we encourage investors to follow a patient and disciplined approach, guided by their long-term objectives and risk tolerance. It’s important to remember that opportunities exist in turbulent types of market environments. We believe the difference is that in the down markets, experience matters.

Since our early days in the 1970s, we’ve invested through many difficult periods. Although every market is different, we believe that our time-tested one team, one process approach, long-term perspective and exacting independent research will allow us to position the Funds advantageously for the road ahead. We comprehensively evaluate companies and securities on their independent merits, within each portfolio as a whole, and also within the context of the evolving political and economic landscape.

Systemic risk has begun to abate; we have seen encouraging signs that the investing environment has improved. However, the global economy must address a confluence of economic, political and market influences. This will take time, and trial and error. We would not be surprised if we see volatile sideways-moving markets for the next several years. Nonetheless, we are looking positively to the future. We believe that emotion-driven selling has created select opportunities for long-term investors, across numerous asset classes. Many securities are trading at extremely attractive prices given their issuers’ underlying fundamentals.

Letter to Shareholders SEMIANNUAL REPORT	1

Letter to Shareholders

Broadly speaking, we continue to favor issuers with stronger balance sheets and the ability to grow without relying on the capital markets. We emphasize companies with global leadership positions, well-recognized brands and capable management teams. Our investment process also reflects long-term thematic influences, such as productivity improvements, globalization, and infrastructure building.

If you have any questions about your portfolio, please speak to your financial advisor or contact us at 800.582.6959, Monday through Friday from 8:00 a.m. to 6:00 p.m., Central Time. I also encourage you to visit our website at calamos.com on a regular basis, for updated commentary and more information about your funds.

We thank you for the opportunity to help you achieve your investment goals and look forward to serving you in the years to come.

Sincerely,

John P. Calamos, Sr.
Chairman, CEO and Co-CIO
Calamos Advisors LLC

This report is for informational purposes only and should not be considered investment advice.

2	SEMIANNUAL REPORT Letter to Shareholders

Calamos Growth Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CVGRX	CVGBX	CVGCX

FUND CUSIP NUMBERS

A Shares	128119302
B Shares	128119740
C Shares	128119856

Fund Objective
Long-term capital growth

Investment Strategy

•	Blends rigorous economic and broad themes analysis with intensive company and security research seeking to identify businesses with higher growth relative to peers

•	Determines the quality and sustainability of a company’s growth by assessing its fundamentals and management among other factors

•	Uses proprietary valuation models to ascertain a stock’s return potential

•	Adheres to strict risk-management guidelines to determine portfolio construction

Investor Profile
This Fund may be suitable for investors who seek:

•	A portfolio that pursues the highest potential growth opportunities regardless of company size or industry

•	A relatively aggressive yet diversified way to participate in the stock market’s long-term growth potential

Calamos Growth Fund continued to focus on higher quality growth stocks—and to emphasize companies (regardless of their size) that feature strong balance sheets, diverse global revenue streams and the ability to finance their growth organically from stable cash flows. These companies often have valuable global brands and are positioned to benefit from long-term societal trends such as the ongoing need for improved efficiency and productivity, globalization and on-demand ’anytime, anywhere’ technology. Unfortunately, given the widespread market dislocation during the reporting period, these quality growth companies were not spared.

Calamos Growth Fund was up 2.52% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the Russell Midcap® Growth Index returned 2.71% and the S&P 500 Index fell −8.53%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 5. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: for 10-year period ended 4/30/09

Calamos Growth Fund SEMIANNUAL REPORT	3

Calamos Growth Fund

SECTOR ALLOCATION
As of April 30, 2009

Information Technology	37.9%
Industrials	14.3
Consumer Discretionary	14.1
Energy	9.5
Health Care	8.6
Financials	6.2
Materials	2.5
Telecommunication Services	1.3
Consumer Staples	1.3
Sector allocations are based on net assets and may vary over time.

An overweight position and strong selection within Information Technology (IT) added the most value during the period, and our selection within the computers & peripherals industry was notably positive. After disappointing results during the calendar year 2008, IT has regained some momentum and was one of the best performing sectors within the index. We believe in the long-term growth opportunities of our technology holdings and continue to have strong conviction in their fundamentals. An underweight position (0% allocation) in Utilities also added value. Utilities remain a highly regulated sector where we do not currently find growth opportunities. Selection within Financials also added to relative performance during the period, as names within the capital markets industry performed well. While financial securities have underperformed for quite some time due to the credit crisis, during the months of March and April the sector saw a strong rebound in performance. We remain selective within this sector and have found opportunities in the asset management and diversified financial services areas.

Security selection within Health Care was the biggest detractor for the quarter. Names within the biotechnology industry performed poorly relative to the benchmark index. However, we maintain a positive outlook in this sector and are focused on higher growth, innovative biotech firms rather than the more regulated larger cap pharmaceuticals. Stock selection within Industrials also hampered performance during the period because our selection within the aerospace & defense industry was weak. We remain favorable to this sector in general and are focused on companies positioned to benefit from the longer-term global infrastructure build-out. Selection and an overweight position in Energy detracted value from performance, as selection within the energy equipment & services industry was weak.

 GROWTH OF $10,000: SINCE INCEPTION (9/4/90) THROUGH 4/30/09

Calamos Growth Fund

Russell Midcap® Growth Index[1]

S&P 500 Index[2]

4	SEMIANNUAL REPORT Calamos Growth Fund

Calamos Growth Fund

 AVERAGE ANNUAL TOTAL RETURN†

				10 YEARS OR
	6 MONTHS	1 YEAR	5 YEARS	∧SINCE INCEPTION

Class A Shares – Inception 9/4/90
Without Sales Charge	2.52%	-40.04%	-2.04%	7.70%
With Sales Charge	-2.37	-42.89	-2.98	7.18

Class B Shares – Inception 9/11/00
Without Sales Charge	2.15	-40.48	-2.77	-1.26	∧
With Sales Charge	-2.85	-43.46	-3.09	-1.26	∧

Class C Shares – Inception 9/3/96
Without Sales Charge	2.15	-40.49	-2.77	7.08
With Sales Charge	1.15	-41.08	-2.77	7.08

Class I Shares – Inception 9/18/97	2.64	-39.88	-1.79	8.23

Class R Shares – Inception 3/1/07	2.37	-40.20	NA	-15.54	∧

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the Growth Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.
	† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2000. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:

The graphs do not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.
[1] The Russell Midcap® Growth Index measures the performance of mid-sized companies with growth characteristics. Index data shown for the Since Inception Growth of $10,000 graph is from 8/31/90, since comparative index data is only available for full monthly periods. Source: Mellon Analytical Solutions, LLC

[2] The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index data shown for the Since Inception Growth of $10,000 graph is from 8/31/90, since comparative index data is only available for full monthly periods. Source: Lipper, Inc.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

Calamos Growth Fund SEMIANNUAL REPORT	5

Calamos Growth and Income Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CVTRX	CVTYX	CVTCX

FUND CUSIP NUMBERS

A Shares	128119104
B Shares	128119765
C Shares	128119831

Fund Objective
High long-term total return through growth and current income

Investment Strategy

•	Seeks to maintain an appropriate balance between risk and reward over the course of the market cycle by strategically investing across a combination of stocks, convertible securities and bonds

•	Seeks significant equity participation while aiming for greater downside protection than a pure-stock portfolio

•	Diversifies across a variety of industries, market sectors, market capitalizations and credit-quality tiers

Investor Profile
This Fund may be suitable for investors who seek:

•	A total-return-oriented investment that offers the upside potential of equities with potentially lower volatility than stock-only investments

•	A consistent income stream

Calamos Growth and Income Fund features an actively managed mix of higher quality growth stocks and convertible securities. The Fund’s equity holdings consist of established large and mid-sized growth companies with clean balance sheets, diverse global revenue streams and relatively stable cash flows. The convertible portion of the portfolio features what we call ’hybrid’ convertibles: convertible securities that offer a balance of fixed income and equity-like characteristics. Together, the Fund’s equity and convertible holdings are designed to provide you with upside equity market participation while also offering the potential for downside protection. Despite this defensive approach and our time-tested investment process, the Fund was not able to overcome the systemic market collapse which took place during the reporting period.

Calamos Growth and Income Fund returned 8.46% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the Value Line Convertible Index returned 4.26%, the S&P 500 Index fell −8.53% and the Merrill Lynch All U.S. Convertibles Ex Mandatory Index gained 10.75%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 8. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: for 10-year period ended 4/30/09

6	SEMIANNUAL REPORT Calamos Growth and Income Fund

Calamos Growth and Income Fund

SECTOR ALLOCATION
As of April 30, 2009

Information Technology	33.8%
Health Care	15.7
Energy	11.8
Industrials	9.2
Financials	8.5
Consumer Staples	7.0
Consumer Discretionary	6.2
Materials	5.6
Telecommunication Services	0.7
Sector allocations are based on net assets and may vary over time.

Overall both security selection and sector allocation added to relative returns during the period. Security selection within Health Care added the most value, with selection within the pharmaceuticals industry being notably positive. We maintain a positive outlook on this sector and are focused on higher growth, innovative biotech firms. An underweight position and good selection within Financials also added to relative returns. Names within the diversified financial services industry performed well. While financial securities have underperformed for quite some time due to the credit crisis, during the months of March and April the sector saw a strong rebound in performance. We remain selective within this sector and have found opportunities in the asset management and diversified financial services areas. An overweight position and strong selection within Information Technology (IT) was additive to performance for the period, as selection within the software industry was notably positive. After disappointing results during calendar year 2008, IT has regained some momentum and was the best performing sector within the benchmark index during the period. We continue to believe strongly in the fundamentals of our technology holdings and are confident they will be able to provide attractive long-term growth opportunities.

While security selection added value, an underweight position in the Telecommunication Services sector detracted value, as this was one of the best performing sectors within the benchmark index during the period.

 GROWTH OF $10,000: SINCE INCEPTION (9/22/88) THROUGH 4/30/09

Calamos Growth and Income Fund

S&P 500 Index[1]

Merrill Lynch All U.S. Convertibles Ex Mandatory Index[2]

Value Line Convertible Index[3]

Calamos Growth and Income Fund SEMIANNUAL REPORT	7

Calamos Growth and Income Fund

 AVERAGE ANNUAL TOTAL RETURN†

				10 YEARS OR
	6 MONTHS	1 YEAR	5 YEARS	∧SINCE INCEPTION

Class A Shares – Inception 9/22/88
Without Sales Charge	8.46%	-22.15%	1.19%	6.69%
With Sales Charge	3.33	-25.86	0.21	6.18

Class B Shares – Inception 9/11/00
Without Sales Charge	8.03	-22.73	0.43	2.89	∧
With Sales Charge	3.03	-26.56	0.09	2.89	∧

Class C Shares – Inception 8/5/96
Without Sales Charge	8.05	-22.72	0.43	6.09
With Sales Charge	7.05	-23.49	0.43	6.09

Class I Shares – Inception 9/18/97	8.55	-21.96	1.44	6.99

Class R Shares – Inception 3/1/07	8.31	-22.33	NA	-9.48	∧

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the Growth and Income Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.
	† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:
The graphs do not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

[1] The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index data shown for the Since Inception Growth of $10,000 graph is from 9/30/88, since comparative index data is only available for full monthly periods. Source: Lipper, Inc.

[2] Merrill Lynch All U.S. Convertibles Ex Mandatory Index represents the U.S. convertibles securities market excluding mandatory convertibles. Source: Mellon Analytical Solutions, LLC

[3] The Value Line Convertible Index is an equally-weighted index of the larger convertibles, representing 90% of the U.S. convertible securities market. Index data shown for the Since Inception Growth of $10,000 graph is from 9/30/88, since comparative index data is only available for full monthly periods. Source: Mellon Analytical Solutions, LLC

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

8	SEMIANNUAL REPORT Calamos Growth and Income Fund

Calamos Value Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CVAAX	CVABX	CVACX

FUND CUSIP NUMBERS

A Shares	128119666
B Shares	128119658
C Shares	128119641

Fund Objective
Long-term capital growth

Investment Strategy

•	Invests in companies that are deemed to be trading well below their intrinsic values but possess identifiable potential catalysts that can spur them to normal levels

•	Companies under consideration must possess risk-mitigating characteristics, such as sound financials and branded products within their industry

•	Employs qualitative (bottom-up) research to help determine how an issuer’s stock is valued relative to calculations of intrinsic worth

•	Utilizes top-down portfolio construction to pursue macro-level economic themes and support diversification among industries and sectors

Investor Profile
This Fund may be suitable for investors who seek:

•	A vehicle for building assets to meet medium-range to long-range financial goals

•	A value-oriented complement to a growth-oriented portfolio

Calamos Value Fund can be a complement to a growth-stock portfolio and focuses on identifying companies (regardless of size) trading below their intrinsic (or “true”) value. It combines individual stock selection and broad diversification by company and industry to help manage risk. The Fund examines a company’s valuation relative to intrinsic worth, financial strength, earnings, cash flow and quality of management using detailed fundamental analysis and quantitative screening. In seeking catalysts that could trigger an increase in stock prices, the recent 6 month period was trying, given the conditions.

Calamos Value Fund declined -5.32% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the Russell 1000® Value Index was down −13.27%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 10. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: since inception (1/2/02) through 4/30/09

Calamos Value Fund SEMIANNUAL REPORT	9

Calamos Value Fund

SECTOR ALLOCATION
As of April 30, 2009

Information Technology	33.0%
Consumer Discretionary	18.1
Financials	12.4
Energy	10.3
Industrials	9.9
Consumer Staples	8.7
Health Care	5.7
Sector allocations are based on net assets and may vary over time.

Overall, our sector allocation added the most to our performance for the period. An overweight position in Information Technology (IT) added value as this was the best performing sector within the index during the period. Underweight positions in Financials and an overweight position in the Consumer Discretionary sector both added to relative performance.

While our overweight positions added value, selection within IT detracted from performance, as our names within the computers & peripherals industry performed poorly. An underweight position (0% allocation) in Telecommunication Services also hampered relative returns. Although our underweight position in Financials was additive, our security selection within the sector detracted from our performance for the period. Selection within the diversified financial services industry was also weak.

 AVERAGE ANNUAL TOTAL RETURN†

	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION

Class A Shares – Inception 1/2/02
Without Sales Charge	-5.32%	-31.27%	-2.28%	-0.10%
With Sales Charge	-9.78	-34.53	-3.24	-0.77

Class B Shares – Inception 1/2/02
Without Sales Charge	-5.67	-31.79	-3.00	-0.84
With Sales Charge	-10.39	-35.21	-3.34	-0.84

Class C Shares – Inception 1/2/02
Without Sales Charge	-5.68	-31.82	-3.03	-0.85
With Sales Charge	-6.62	-32.50	-3.03	-0.85

Class I Shares – Inception 3/1/02	-5.20	-31.14	-2.04	0.40

Class R Shares – Inception 3/1/07	-5.41	-31.45	NA	-16.06

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2004. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:

The graph does not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

[1] The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. Index data shown is from 12/31/01, since comparative index data is only available for full monthly periods. Source: Mellon Analytical Solutions, LLC.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

10	SEMIANNUAL REPORT Calamos Value Fund

Calamos Blue Chip Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CBCAX	CBCBX	CBXCX

FUND CUSIP NUMBERS

A Shares	128119625
B Shares	128119617
C Shares	128119591

Fund Objective
Long-Term capital growth

Investment Strategy

•	Invests in larger established companies with balance sheet strength, which can help mitigate downside risk

•	Applies proprietary models to determine the return potential of both growth and value companies, favoring either style based on bottom-up analysis and a top-down overlay of macro-economic themes

•	Includes companies in the S&P 500 Index and Dow Jones Industrial Average with at least $2 billion in market capitalization that possess blue chip characteristics

•	Seeks business with diversified product lines that can increase productivity to maintain growth

•	Aims to invest in a diversified mix of what we believe to be the best opportunities at any point in the economic cycle

Investor Profile
This Fund may be suitable for investors who seek:

•	A vehicle for building assets to meet medium- to long-range financial goals

•	A larger-cap core offering of diversified companies providing broad market participation

Calamos Blue Chip Fund is a core equity portfolio with a bias toward growth. It seeks out large, established “blue chip” companies with stable cash flows and strong brands. It leverages the investment team’s considerable experience in stock selection, quantitative research and fundamental analysis to value America’s largest firms. The recent period proved challenging for many of these companies, but we believe they are poised to drive the country’s future economic growth.

Calamos Blue Chip Fund declined −5.18% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the Russell 1000® Growth Index retreated −1.52% and the S&P 500 Index fell −8.53%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 12. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: since inception (12/1/03) through 4/30/09

Our overweight in Information Technology (IT) had the largest positive impact on the Fund during the period. IT was the best performing sector within the benchmark index—it has begun to regain some momentum after a poor 2008. We continue to have strong conviction in the fundamentals of our technology holdings and are confident they will be able to provide attractive long-term growth opportunities. Stock selection and an underweight position in Financials also added to relative performance during the period as names within the diversified financial services industry performed well, relative to the overall market. Financials have continued to struggle amidst the ongoing credit crisis. We remain selective within this sector and have found opportunities in the asset management and diversified financial services areas. Strong security selection within Consumer Staples also added value, specifically selection within the household products industry.

Calamos Blue Chip Fund SEMIANNUAL REPORT	11

Calamos Blue Chip Fund

SECTOR ALLOCATION
As of April 30, 2009

Information Technology	38.9%
Industrials	13.1
Health Care	9.5
Energy	9.4
Consumer Discretionary	9.0
Consumer Staples	7.8
Financials	4.4
Materials	4.3
Telecommunication Services	2.3
Sector allocations are based on net assets and may vary over time.

Security selection within the Materials sector detracted the most value during the period. Names within the chemicals industry performed poorly. Stock selection within Health Care also hampered performance, and selection within the pharmaceuticals industry was weak. An underweight position in Consumer Discretionary detracted from relative returns, as this was one of the better performing sectors within the benchmark index during the period.

 AVERAGE ANNUAL TOTAL RETURN†

	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION

Class A Shares – Inception 12/1/03
Without Sales Charge	-5.18%	-32.63%	-1.84%	-1.72%
With Sales Charge	-9.64	-35.85	-2.80	-2.60

Class B Shares – Inception 12/1/03
Without Sales Charge	-5.56	-33.14	-2.57	-2.45
With Sales Charge	-10.28	-36.48	-2.94	-2.62

Class C Shares – Inception 12/1/03
Without Sales Charge	-5.56	-33.14	-2.57	-2.45
With Sales Charge	-6.51	-33.81	-2.57	-2.45

Class I Shares – Inception 12/1/03	-5.10	-32.44	-1.58	-1.46

Class R Shares – Inception 3/1/07	-5.33	-32.85	N/A	-15.06

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2004. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:

The graph does not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

[1] The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index data shown for the Since Inception Growth of $10,000 graph is from 11/30/03, since comparative index data is only available for full monthly periods. Source: Lipper, Inc.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

12	SEMIANNUAL REPORT Calamos Blue Chip Fund

Calamos Multi-Fund Blend
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CMQAX	CMQBX	CMQCX

FUND CUSIP NUMBERS

A Shares	128119534
B Shares	128119526
C Shares	128119518

Fund Objective
Long-term capital growth and, secondarily, current income

Investment Strategy

•	Calamos Multi-Fund Blend combines three compelling Calamos funds into a diversified but unified fund of funds designed to serve as the equity cornerstone of an investment portfolio
•	By investing in just one Fund, Calamos Multi-Fund Blend, investors gain access to three distinct investment strategies with minimal holdings overlap

–	Calamos Growth Fund—an aggressive fund that seeks stocks with above-average growth potential
–	Calamos Global Growth and Income Fund—a defensive mix of U.S. and foreign equity and convertible securities
–	Calamos Value Fund—seeks undervalued companies that possess catalysts for growth

•	The Fund will invest in Class I shares of these underlying funds
•	The percentage allocations to the underlying funds will be monitored daily and rebalanced whenever the actual allocations diverge by 5% or more from their one-third target allocation
•	New cash flows can be used to achieve rebalancing

Investor Profile
This Fund may be suitable for investors who seek:

•	Broad diversification, total-return potential and risk control
•	A core equity allocation, which offers growth, value and defensive global holdings
•	An automatic rebalancing feature

Calamos Multi-Fund Blend Fund was up 2.70% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the S&P 500 Index was down −8.53%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 14. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: since inception (6/28/06) through 4/30/09

The Fund is a strategic blend of our Value, Growth and Global Growth & Income Funds, providing broad global diversification and leveraging 30 years of investment research across equities and convertible securities. Stocks provide the Fund with long-term global return potential, while convertibles provide a defensive component, offering the potential for some downside protection and upside equity market participation. For the period, the Growth Fund and Global Growth & Income Fund components were positive, while the Value Fund component was negative overall.

Value Fund: Overall, our sector allocation added the most to our performance for the period. Adding value for was an overweight position in Information Technology (IT), an underweight position in Financials and an overweight position in the Consumer Discretionary sector. While our overweight positions added value, selection within IT detracted from performance, as our names within the computers & peripherals industry performed poorly. An underweight position (0% allocation) in Telecommunication Services also hampered relative returns. Although our underweight position in Financials was additive, our security selection within the sector detracted from our performance for the period. Selection within the diversified financial services industry was also weak.

Growth Fund: An overweight position and strong selection within Information Technology (IT) added the most value during the period, and our selection within the computers & peripherals industry was notably positive. An underweight position (0% allocation) to Utilities also added value. Selection within Financials also added to relative performance during the period, as names within the capital markets industry performed well. While financial securities have underperformed for quite some time due to the credit crisis, during the

Calamos Multi-Fund Blend SEMIANNUAL REPORT	13

Calamos Multi-Fund Blend

months of March and April the sector saw a strong rebound in performance. Security selection within Health Care was the biggest detractor for the quarter. Names within the biotechnology industry performed poorly relative to the benchmark index. However, we maintain a positive outlook in this sector and are focused on higher growth, innovative biotech firms rather than the more regulated larger cap pharmaceuticals. Stock selection within Industrials also hampered performance during the period because our selection within the aerospace & defense industry was weak. We remain favorable to this sector in general and are focused on companies positioned to benefit from the longer-term global infrastructure build-out. Selection and an overweight position in Energy detracted value from performance, as selection within the energy equipment & services industry was weak.
SECTOR ALLOCATION
As of April 30, 2009

Information Technology	35.0%
Consumer Discretionary	14.5
Industrials	10.6
Energy	10.5
Health Care	8.5
Financials	8.4
Consumer Staples	5.5
Materials	3.4
Telecommunication Services	1.4
Sector allocations are based on net assets and may vary over time.

Global Growth & Income Fund: Our security selection and sector allocation, in general, added to relative returns for the period. An overweight position and positive security selection within Information Technology added the most value during the period. Selection within the software industry was notably positive. After disappointing results during calendar year 2008, IT has regained some momentum and was the best performing sector within the index during the period. We continue to have strong conviction in the fundamentals of our technology holdings and are confident they will be able to provide attractive long-term growth opportunities. An underweight allocation and strong issue selection within Financials also added value. Issue selection within Energy also helped, as names within the energy equipment & services industry performed well. Selection within Industrials contributed to relative returns, as well, given our security selection within the electrical equipment industry. Our underweight in Materials had a slightly negative impact on performance.

 AVERAGE ANNUAL TOTAL RETURN†

	6 MONTHS	1 YEAR	SINCE INCEPTION

Class A Shares – Inception 6/28/06
Without Sales Charge	2.70%	-32.20%	-7.13%
With Sales Charge	-2.20	-35.43	-8.71

Class B Shares – Inception 6/28/06
Without Sales Charge	2.21	-32.76	-7.85
With Sales Charge	-2.79	-36.12	-8.82

Class C Shares – Inception 6/28/06
Without Sales Charge	2.21	-32.76	-7.85
With Sales Charge	1.21	-33.44	-7.85

Class I Shares – Inception 6/28/06	2.81	-32.04	-6.91

Class R Shares – Inception 3/1/07	2.57	-32.34	-13.88

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect through April 30, 2007. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:

The graph does not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

[1] The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index data shown for the Since Inception Growth of $10,000 graph is from 6/30/06, since comparative index data is only available for full monthly periods. Source: Lipper, Inc.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

14	SEMIANNUAL REPORT Calamos Multi-Fund Blend

Calamos 130/30 Equity Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CELSX	CELBX	CELCX

FUND CUSIP NUMBERS

A Shares	128119229
B Shares	128119211
C Shares	128119195

Fund Objective
Long-term capital growth

Investment Strategy

•	Quantitative approach in long and short investments that seeks to exploit identified trends, changes in the broad economic environment and inefficiencies in pricing.

•	Short investments (approximately 30% of net assets under normal circumstances) will be achieved through short selling securities that the research team, through a quantitative approach, believes to be overvalued.

•	The Fund invests at least 80% of its managed assets (net assets plus any borrowings for investment purposes) in equity securities, including securities convertible into equity securities, and invests primarily in equity securities issued by U.S. companies.

Investor Profile
This Fund may be suitable for investors who seek:

•	A strategy that seeks to increase returns with an enhanced approach more commonly associated with investments by large institutions.

•	An alternative strategy that utilizes more sophisticated strategies such as short selling and leverage.

Calamos 130/30 Equity Fund leverages Calamos’ expertise in the application of quantitative models to value securities and develop long and short positions in the portfolio. Our use of proprietary computer models, databases and a robust technology platform dates back to the early 1980s. The volatility in the markets over the past six months created strenuous circumstances for quantitative models leading to the declines.

Calamos 130/30 Equity Fund declined −17.52% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the Russell 3000® Index fell −7.46%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 16. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: since inception (6/20/08) through 4/30/09

Calamos 130/30 Equity Fund SEMIANNUAL REPORT	15

Calamos 130/30 Equity Fund

SECTOR ALLOCATION
As of April 30, 2009

Information Technology	27.8%
Health Care	16.3
Consumer Discretionary	12.0
Industrials	10.7
Energy	6.2
Financials	4.3
Utilities	3.7
Consumer Staples	2.0
Materials	0.8
Telecommunication Services	0.5
Sector allocations are based on net assets and may vary over time.

The estimated weighted performance of the long-only investments in the fund declined −14.0% during the period, as the Health Care, Information Technology and Consumer Discretionary sectors had the largest negative impact on performance. The estimated weighted performance of the short investments in the Fund declined −3.5% during the period, as investments within various Exchange Traded Funds—which are short the market—detracted.

At the end of the reporting period, Calamos 130/30 Equity Fund held no individual short positions, but had exposure to three long positions which are short the market (two-times the inverse of the market move). At 4/30/09, the Fund is estimated to be 56% net long (75% long and 19% short, with 6% in cash securities).

 AVERAGE ANNUAL TOTAL RETURN†

	6 MONTHS	SINCE INCEPTION*

Class A Shares – Inception 6/20/08
Without Sales Charge	-17.52%	-46.63%
With Sales Charge	-21.40	-49.17

Class B Shares – Inception 6/20/08
Without Sales Charge	-17.67	-46.90
With Sales Charge	-21.79	-49.56

Class C Shares – Inception 6/20/08
Without Sales Charge	-17.67	-46.90
With Sales Charge	-18.50	-47.43

Class I Shares – Inception 6/20/08	-17.23	-46.45

Class R Shares – Inception 6/20/08	-17.53	-46.72

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

* Returns shown are cumulative returns since the Fund is opened for less than one year.

NOTES:

The graphs do not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

[1] The Russell 3000® Index measures the largest 3000 U.S. companies, which represent approximately 98% of the investable U.S. equity market. Index data shown for the Since Inception Growth of $10,000 graph, is from 6/30/2008, since comparative index data is only available for full monthly periods. Source: Mellon Analytical Solutions, LLC.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

16	SEMIANNUAL REPORT Calamos 130/30 Equity Fund

Calamos Global Growth and Income Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CVLOX	CVLDX	CVLCX

FUND CUSIP NUMBERS

A Shares	128119500
B Shares	128119732
C Shares	128119708

Fund Objective
High long-term total return through capital appreciation and current income

Investment Strategy

•	Offers a defensive approach to equity exposure applying dynamic asset allocation on a global scale

•	Attempts to maintain a consistent balance between risk and reward over the course of different global market cycles by strategically investing across a combination of stocks, convertible securities, and bonds

•	Emphasizes countries espousing free-market principles

Investor Profile
This Fund may be suitable for investors who seek:

•	A risk-managed approach to pursuing growth opportunities around the world

•	A portfolio of securities representing various-sized companies from multiple countries

•	A strategy designed to enhance return by providing broad global diversification with less volatility than typical stock-only investments

Calamos Global Growth and Income Fund offers a global, risk-managed approach that seeks less volatility than typical stock-only investments. The Fund features an actively managed mix of higher quality growth stocks and convertibles from the U.S., and developed and emerging international markets. Our defensive approach and time-tested investment process paid off for shareholders for the period, performing well ahead of its benchmark index.

Calamos Global Growth and Income Fund returned 9.22% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the MSCI World® Index retreated −5.09%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 19. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: for 10-year period ended 4/30/09

Calamos Global Growth and Income Fund SEMIANNUAL REPORT	17

Calamos Global Growth and Income Fund

SECTOR ALLOCATION
As of April 30, 2009

Information Technology	33.9%
Energy	11.7
Consumer Discretionary	11.2
Health Care	11.0
Materials	7.7
Industrials	7.4
Consumer Staples	6.6
Financials	6.8
Telecommunication Services	2.9
Sector allocations are based on net assets and may vary over time.

Our security selection and sector allocation, in general, added to relative returns for the period. An overweight position and positive security selection within Information Technology added the most value during the period. Selection within the software industry was notably positive. After a difficult calendar year 2008, IT has regained some momentum. It was the strongest performer in the index over the past 6 months. We continue to have conviction in the fundamentals of our technology holdings and believe they represent attractive long-term opportunities for growth. An underweight allocation and strong issue selection within Financials also added value. Issue selection within Energy also helped, as names within the energy equipment & services industry performed well. Selection within Industrials contributed to relative returns, as well, given our security selection within the electrical equipment industry.

Our underweight in Materials had a slightly negative impact on performance.

                  GROWTH OF $10,000: SINCE INCEPTION (9/9/96) THROUGH 4/30/09

Calamos Global Growth and Income Fund

MSCI World® Index[1]

18	SEMIANNUAL REPORT Calamos Global Growth and Income Fund

Calamos Global Growth and Income Fund

 AVERAGE ANNUAL TOTAL RETURN†

				10 YEARS OR
	6 MONTHS	1 YEAR	5 YEARS	∧SINCE INCEPTION

Class A Shares – Inception 9/9/96
Without Sales Charge	9.22%	-24.48%	3.35%	5.17%
With Sales Charge	3.99	-28.07	2.36	4.66

Class B Shares – Inception 9/11/00
Without Sales Charge	8.78	-25.09	2.56	2.38	∧
With Sales Charge	3.78	-28.73	2.21	2.38	∧

Class C Shares – Inception 9/24/96
Without Sales Charge	8.80	-25.13	2.56	4.57
With Sales Charge	7.80	-25.86	2.56	4.57

Class I Shares – Inception 9/18/97	9.47	-24.27	3.62	5.42

Class R Shares – Inception 3/1/07	9.19	-24.59	NA	-9.80	∧

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the Global Growth and Income Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.
	† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2003. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:

The graphs do not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

[1] The MSCI World® Index (U.S. Dollars) is a market-capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. Since inception data for the index is shown from 8/31/96 since data is only available for full monthly periods. Source: Lipper, Inc.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

Calamos Global Growth and Income Fund SEMIANNUAL REPORT	19

Calamos International Growth Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CIGRX	CIGBX	CIGCX

FUND CUSIP NUMBERS

A Shares	128119575
B Shares	128119567
C Shares	128119559

Fund Objective
Long-term capital growth

Investment Strategy

•	Applies bottom-up research and top-down analysis to target securities of non-U.S. companies that display acceleration in revenue growth, earnings growth and return on capital

•	Conducts extensive balance sheet and income statement analysis to determine the intrinsic value of companies under consideration

•	Emphasizes countries espousing free-market principles

•	Seeks to outperform the MSCI EAFE® Growth Index over the long term with less volatility

Investor Profile
This Fund may be suitable for investors who seek:

•	To diversify beyond the domestic market by investing in overseas growth stocks, potentially increasing long-term capital growth

•	An equity portfolio representing companies of all sizes and industries that offer high relative and sustainable growth potential

Calamos International Growth Fund extends the management team’s 30+ years of experience, and disciplined investment process, to opportunities in equity markets outside of the US. The multi-cap portfolio seeks overseas growth stocks that demonstrate acceleration in revenue growth, earnings growth and return on capital, and will diversify across industries and countries. The Fund’s emphasis on quality growth stocks not only helped to deliver positive returns over the last 6 months, but we believe these names could help lead the world economy out of the financial crisis.

Calamos International Growth Fund was up 5.96% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the MSCI EAFE® Growth Index retreated −4.96% and the MSCI EAFE® Index lost −2.35%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 21. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: since inception (3/16/05) through 4/30/09

20	SEMIANNUAL REPORT Calamos International Growth Fund

Calamos International Growth Fund

SECTOR ALLOCATION
As of April 30, 2009

Information Technology	38.7%
Industrials	10.8
Consumer Discretionary	10.6
Materials	9.6
Health Care	8.8
Energy	7.9
Financials	7.2
Consumer Staples	2.9
Telecommunication Services	2.8
Sector allocations are based on net assets and may vary over time.

Both our security selection and sector allocation added to relative returns during the period. An overweight position and positive security selection within Information Technology (IT) was the primary driver of performance. Our selection within the software industry was notably positive. IT regained some momentum in the latter part of the period and has been the best performing sector within the index over the past six months. We continue to believe in the fundamentals of our technology holdings and that they can deliver positive results over the longer-term. Stock selection and an underweight position in Financials also added to performance. Our security selection within the capital markets industry performed well during the period. While financial securities have underperformed for quite some time due to the credit crisis, during the months of March and April the sector saw a strong rebound in performance. We remain selective within this space and have found opportunities in the asset management and diversified financial services areas. Security selection within Energy contributed to relative returns, as selection within the oil, gas & consumable fuels industry was additive.

An underweight position in Materials detracted from our performance, as this was the best performing sector within the index during the period.

 AVERAGE ANNUAL TOTAL RETURN†

	6 MONTHS	1 YEAR	SINCE INCEPTION

Class A Shares – Inception 3/16/05
Without Sales Charge	5.96%	-42.15%	-0.18%
With Sales Charge	0.96	-44.89	-1.35

Class B Shares – Inception 3/16/05
Without Sales Charge	5.49	-42.63	-0.94
With Sales Charge	0.49	-45.49	-1.41

Class C Shares – Inception 3/16/05
Without Sales Charge	5.62	-42.58	-0.95
With Sales Charge	4.62	-43.16	-0.95

Class I Shares – Inception 3/16/05	6.05	-42.04	0.05

Class R Shares – Inception 3/1/07	5.74	-42.32	-15.88

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2005. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:

The graph does not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.
[1] The MSCI EAFE® Growth Index measures developed market growth equity performance (excluding the U.S. and Canada). Source: MSCI Barra and Lipper, Inc.

[2] The MSCI EAFE® Index measures developed market equity performance (excluding the U.S. and Canada). Source: MSCI Barra and Lipper, Inc.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

Calamos International Growth Fund SEMIANNUAL REPORT	21

Calamos Global Equity Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CAGEX	CBGEX	CCGEX

FUND CUSIP NUMBERS

A Shares	128119484
B Shares	128119476
C Shares	128119468

Fund Objective
Long-term capital growth

Investment Strategy

•	Invests globally, emphasizing countries espousing free-market principles

•	Invests in companies with balance sheet strength

•	Applies proprietary models to determine the return potential of stocks considering growth potential and valuations

•	Combines bottom-up analysis with a top down overlay of macro-economic themes

•	Conducts extensive analysis to help determine the intrinsic value of companies under consideration

•	Seeks to eliminate disparities in accounting practices by conducting a cash-based analysis of each company’s financial statements

Investor Profile
The Fund may be suitable for investors who seek:

•	A global equity allocation

•	Enhanced diversification through a portfolio that includes both U.S. and international stocks

Calamos Global Equity Fund is a core equity portfolio with a bias toward growth. It extends the management team’s expertise and disciplined investment process to seek opportunities in equity securities of companies around the world. The strategy considers the value of a stock relative to the issuer’s worth and seeks near-term catalysts that could trigger an increase in the stock’s price. A premium is placed on quality fundamentals such as high return on capital, good free cash flow, and attractive growth relative to similar companies. This helped lead the Fund to outperform its benchmark for the period.

Calamos Global Equity Fund returned 5.10% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the MSCI World® Index retreated −5.09%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 23. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: since inception (3/1/07) through 4/30/09

22	SEMIANNUAL REPORT Calamos Global Equity Fund

Calamos Global Equity Fund

SECTOR ALLOCATION
As of April 30, 2009

Information Technology	39.7%
Consumer Discretionary	13.1
Industrials	11.3
Energy	10.1
Financials	6.6
Materials	6.5
Health Care	6.1
Consumer Staples	3.1
Telecommunication Services	1.9
Sector allocations are based on net assets and may vary over time.

Both our security selection and sector allocation generally added to relative returns during the period. The strongest was our overweight position and security selection within Information Technology (IT), especially our selection within the software industry. With IT regaining some momentum, it became the best performer within the index during the period. We continue to have strong conviction in the fundamentals of our technology holdings and believe they can provide attractive growth opportunities over the longer term. Stock selection and an underweight position to Financials also added to performance. Names within the capital markets industry performed well during the period. While financials have underperformed for quite some time due to the credit crisis, during the months of March and April the sector saw a strong rebound in performance. We remain selective within this sector and have found opportunities in the asset management and diversified financial services areas. Selection within Industrials added to performance, including our selection within the electrical equipment industry.

The main hindrance to our performance during the period was our underweight position in the Materials sector. It detracted value during the period as this was the best performing sector within the index.

 AVERAGE ANNUAL TOTAL RETURN†

	6 MONTHS	1 YEAR	SINCE INCEPTION

Class A Shares – Inception 3/1/07
Without Sales Charge	5.10%	-36.82%	-12.30%
With Sales Charge	0.07	-39.80	-14.25

Class B Shares – Inception 3/1/07
Without Sales Charge	4.92	-37.23	-12.93
With Sales Charge	-0.08	-40.23	-14.10

Class C Shares – Inception 3/1/07
Without Sales Charge	4.70	-37.27	-12.96
With Sales Charge	3.70	-37.87	-12.96

Class I Shares – Inception 3/1/07	5.34	-36.62	-12.03

Class R Shares – Inception 3/1/07	4.98	-36.94	-12.51

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:

The graph does not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

[1] The MSCI World® Index (U.S. Dollars) is a market-capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. Since inception data for the index is shown from 2/28/07 since data is only available for full monthly periods. Source: Lipper, Inc.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

Calamos Global Equity Fund SEMIANNUAL REPORT	23

Calamos Evolving World Growth Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CNWGX	CNWZX	CNWDX

FUND CUSIP NUMBERS

A Shares	128119161
B Shares	128119153
C Shares	128119146

Fund Objective
Long-term capital growth

Investment Strategy

•	Invests in the securities of companies based in developing countries and also developed-world companies with ties to emerging economies.

•	Manages the Fund according to our stringent growth discipline, targeting companies that we believe offer the best opportunities for capital appreciation over the long-term.

•	Can flexibly deploy assets across sectors, countries, market caps and security types in an effort to manage risk and maximize return.

Investor Profile
The Fund may be suitable for investors who seek:

•	Enhanced diversification potential.

•	A portfolio of companies that we believe offer high relative and sustainable growth potential.

•	A risk-conscious means to participate in the long-term growth potential of developing markets.

•	An asset-allocation solution that could potentially reduce volatility and increase total return in an investment portfolio.

Calamos Evolving World Growth Fund rounds out the Fund Family’s growth stock offerings with exposure to smaller, growing economies in the developing markets. The Fund allocates between stocks and convertible securities with the aim of providing a measure of downside protection. It also allocates between emerging markets and developed markets in an effort to manage risk and maximize return. Unlike other emerging country funds, Calamos Evolving World Growth invests in both emerging world companies and established global companies that derive a significant portion (at least 20%) of their revenues from emerging markets. While positive, the Fund’s returns did not keep up with the leap in performance from emerging market stocks.

Calamos Evolving World Growth Fund was up 8.32% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the MSCI Emerging Markets Index returned 17.52%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 25. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: since inception (8/15/08) through 4/30/09

24	SEMIANNUAL REPORT Calamos Evolving World Growth Fund

Calamos Evolving World Growth Fund

SECTOR ALLOCATION
As of April 30, 2009

Information Technology	28.6%
Energy	12.9
Materials	12.7
Consumer Staples	10.8
Industrials	10.1
Consumer Discretionary	8.5
Health Care	6.3
Telecommunication Services	6.0
Financials	3.2
Sector allocations are based on net assets and may vary over time.

An underweight position and good relative selection within Telecommunication Services added the most value during the period, due to positive returns from our selection within the wireless telecommunication services industry. Stock selection within Financials also contributed to relative performance as our names within the commercial banking industry performed well.

Selection within Consumer Staples detracted the most value during the period. The companies we selected within the beverages industry performed poorly. Selection within Information Technology also hampered performance, as our communications equipment industry selections were weak. We continue to have strong convictions though in the fundamentals of our technology holdings and are confident they will be able to provide attractive longer-term growth opportunities.

The primary drawback for the portfolio during the period was our security selection and underweight position in the Materials sector, which detracted from our performance.

 AVERAGE ANNUAL TOTAL RETURN†

	6 MONTHS	SINCE INCEPTION*

Class A Shares – Inception 8/15/08
Without Sales Charge	8.32%	-20.60%
With Sales Charge	3.11	-24.38

Class B Shares – Inception 8/15/08
Without Sales Charge	7.87	-21.04
With Sales Charge	2.87	-24.97

Class C Shares – Inception 8/15/08
Without Sales Charge	7.87	-21.04
With Sales Charge	6.87	-21.83

Class I Shares – Inception 8/15/08	8.39	-20.55

Class R Shares – Inception 8/15/08	8.06	-20.80

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

* Returns shown are cumulative returns since the fund is opened for less than one year.

NOTES:

The graphs do not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

[1] The MSCI Emerging Markets Indexsm is a free float adjusted market capitalization index. Index data shown for the Since Inception Growth of $10,000 graph is from 8/31/08, since comparative index data is only available for full monthly periods. Sources: Lipper, Inc.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

Calamos Evolving World Growth Fund SEMIANNUAL REPORT	25

Calamos Convertible Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CCVIX	CALBX	CCVCX

FUND CUSIP NUMBERS

A Shares	128119401
B Shares	128119773
C Shares	128119823

Fund Objective
Current income with a secondary objective of growth

Investment Strategy

•	Invests in convertible securities issued by both U.S. and foreign companies

•	Emphasizes diversification across market sectors and credit quality, favoring companies with higher quality balance sheets

•	Utilizes a highly disciplined strategy which seeks to enhance investment returns while managing risk

Investor Profile
This Fund may be suitable for investors who seek:

•	Current income as well as capital growth potential

•	An investment which provides the growth potential of equities along with the income and limited downside potential typical of fixed income

Calamos Convertible Fund is our cornerstone convertible strategy that re-opened last October due to the unprecedented valuations we have seen in the convertible securities market segment. The Fund, and Calamos, helped establish the category more than 20 years ago, and it remains just as relevant today. At its core, Calamos Convertible Fund seeks to provide the growth potential of equities along with the income and limited downside potential typical of fixed income investments. This interplay between a convertible and its underlying stock is central to this strategy, and that came into play for the period as the Fund outpaced both its convertible and equity benchmarks.

Calamos Convertible Fund returned 13.73% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the Value Line Convertible Index returned 4.26% and the S&P 500 Index fell −8.53%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 27. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: for 10-year period ended 4/30/09

Overall, both issue selection and sector allocation added to performance during the period. Security selection within Health Care added the most value during the period. Selection within the pharmaceuticals industry was notably positive. Selection within Consumer Discretionary also contributed to relative performance as our names within the hotels, restaurants & leisure industry performed well. Issue selection within Energy was additive. Selection within the oil, gas & consumable fuels industry added value too.

SECTOR ALLOCATION
As of April 30, 2009

Information Technology	24.5%
Health Care	20.3
Energy	11.5
Industrials	8.6
Financials	7.7
Materials	7.4
Consumer Staples	7.1
Consumer Discretionary	6.5
Telecommunication Services	0.4
Sector allocations are based on net assets and may vary over time.

Selection within Financials detracted the most during the period, while selection within the diversified financial services industry was weak. Issue selection within Materials also hampered performance, as names within the metals & mining industry performed poorly. The Fund’s higher quality bias detracted from performance as speculative grade convertibles outperformed investment grade issues during the period. This is largely due to financial securities making up such a large part of the investment grade convertible universe and some truly distressed names bouncing up from extremely low levels.

26	SEMIANNUAL REPORT Calamos Convertible Fund

Calamos Convertible Fund

 GROWTH OF $10,000: SINCE INCEPTION (6/21/85) THROUGH 4/30/09

Calamos Convertible Fund

S&P 500 Index[1]

Value Line Convertible Index[2]

 AVERAGE ANNUAL TOTAL RETURN†

				10 YEARS OR
	6 MONTHS	1 YEAR	5 YEARS	∧SINCE INCEPTION

Class A Shares – Inception 6/21/85
Without Sales Charge	13.73%	-16.34%	1.16%	5.25%
With Sales Charge	8.36	-20.33	0.18	4.74

Class B Shares – Inception 9/11/00
Without Sales Charge	13.37	-16.96	0.41	3.03	∧
With Sales Charge	8.37	-21.07	0.11	3.03	∧

Class C Shares – Inception 7/5/96

Without Sales Charge	13.33	-16.96	0.42	4.56
With Sales Charge	12.33	-17.78	0.42	4.56

Class I Shares – Inception 6/25/97	13.88	-16.10	1.43	5.52

Class R Shares – Inception 3/1/07	13.60	-16.56	NA	-5.29	∧

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the Convertible Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.
	† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:
The graphs do not reflect the income of taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

1 The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index data shown for the Since Inception Growth of $10,000 graph is from 6/30/85, since comparative index data is only available for full monthly periods. Source: Lipper, Inc.

2 The Value Line Convertible Index is an equally-weighted index of the larger convertibles, representing 90% of the U.S. convertible securities market. Index data shown for the Since Inception Growth of $10,000 graph is from 6/30/85, since comparative index data is only available for full monthly periods. Source: Mellon Analytical Solutions, LLC.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

Calamos Convertible Fund SEMIANNUAL REPORT	27

Calamos Market Neutral Income Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CVSIX	CAMNX	CVSCX

FUND CUSIP NUMBERS

A Shares	128119203
B Shares	128119757
C Shares	128119849

Fund Objective
High current income consistent with stability of principal

Investment Strategy

•	Dynamically combines complementary income-producing strategies such as convertible arbitrage and covered call writing, varying the emphasis of each based on market conditions

•	The convertible arbitrage strategy invests in convertible securities and sells short underlying stocks to generate income and hedge against equity market risk

•	Through covered call writing, income is generated by writing (selling) options on the portfolio’s equities and market indexes

Investor Profile
This Fund may be suitable for investors who seek:

•	The potential for an attractive income stream with relative stability of principal

•	A strategy designed to provide added diversification and reduced volatility

Calamos Market Neutral Income Fund is an alternative strategy that seeks to capitalize on our 30 years of experience in the convertible market. It utilizes a combination of convertible arbitrage (a tactical approach involving the purchase of convertibles and shorting of common stocks), and covered call writing, that attempts to provide relative consistency versus the market over the long-term. While the Fund outperformed the S&P 500 Index3 over the past six months, it did not keep pace with its fixed income benchmark—bonds benefited from the rush to safety early in the period.

Calamos Market Neutral Income Fund was up 1.92% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the Barclays Capital US Government/Credit Bond Index was up 7.96% and the Citigroup 30-Day T-Bill Index was up 0.05%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 30. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: for 10-year period ended 4/30/09

The Fund utilizes complementary strategies: primarily convertible arbitrage and covered call writing, in an attempt to reduce the overall risk of the portfolio. The mix of these two strategies will change based on the investment teams assessment of market conditions.

The convertible arbitrage portion of the portfolio (37.6% of the portfolio’s allocation as of 4/30/09) produced positive returns during the 6 months ended 4/30/09. Monthly returns for each of the six months measured during the period were all positive.

The Fund benefited from an improvement in conditions favoring convertible arbitrage, namely that the huge discounts in convertibles that occurred just prior to the reporting period narrowed substantially (convertibles were nearly 11% undervalued on average at the end of October and 6% undervalued at the end of April, based on proprietary Calamos estimates).

28	SEMIANNUAL REPORT Calamos Market Neutral Income Fund

Calamos Market Neutral Income Fund

 STRATEGY ALLOCATION

CREDIT QUALITY
ALLOCATION OF BONDS

The covered call writing portion of the portfolio had a negative impact on returns for the 6 months ended 4/30/09. This was largely due to the –8.53% decline in the S&P 500 over the same period which overshadowed the dividends collected from the common stock and the net premiums collected on the options in the portfolio. Covered Call writing did, however, outperform convertible arbitrage during March and April as equity market conditions improved.

 GROWTH OF $10,000: SINCE INCEPTION (9/4/90) THROUGH 4/30/09

Calamos Market Neutral Income Fund

Barclays Capital U.S. Government/Credit Bond Index[1]

Citigroup 30-Day Treasury Bill Index[2]

Calamos Market Neutral Income Fund SEMIANNUAL REPORT	29

Calamos Market Neutral Income Fund

 AVERAGE ANNUAL TOTAL RETURN†

				10 YEARS OR
	6 MONTHS	1 YEAR	5 YEARS	∧SINCE INCEPTION

Class A Shares – Inception 9/4/90
Without Sales Charge	1.92%	-11.02%	0.52%	4.61%
With Sales Charge	-2.94	-15.27	-0.45	4.10

Class B Shares – Inception 9/11/00
Without Sales Charge	1.52	-11.69	-0.23	2.82	∧
With Sales Charge	-3.25	-15.80	-0.53	2.82	∧

Class C Shares – Inception 2/16/00
Without Sales Charge	1.58	-11.65	-0.22	3.16	∧
With Sales Charge	0.63	-12.47	-0.22	3.16	∧

Class I Shares – Inception 5/10/00	2.08	-10.72	0.79	3.93	∧

Class R Shares – Inception 3/1/07	1.86	-11.16	NA	-3.83	∧

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the Market Neutral Income Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes for the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.
	† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2000. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:
The graphs do not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

[1] The Barclays Capital U.S. Government/Credit Bond Index is comprised of long-term government and investment grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market. Index data shown for the Since Inception Growth of $10,000 graph is from 8/31/90, since comparative index data is only available for full monthly periods. Source: Lipper, Inc.

[2] The Citigroup 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury Bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Index data shown for the Since Inception Growth of $10,000 graph is from 8/31/90, since comparative index data is only available for full monthly periods. Source: Mellon Analytical Solutions, LLC

[3] The S&P 500 Index is generally considered representative of the U.S. stock market. Source: Lipper, Inc.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

30	SEMIANNUAL REPORT Calamos Market Neutral Income Fund

Calamos High Yield Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CHYDX	CAHBX	CCHYX

FUND CUSIP NUMBERS

A Shares	128119815
B Shares	128119724
C Shares	128119799

Fund Objective
Highest level of current income obtainable with reasonable risk, with a secondary objective of capital gain where consistent with the Fund’s primary objective

Investment Strategy

•	Strategically combines higher-yielding fixed-income and convertible securities to construct a diversified portfolio with greater equity sensitivity than a traditional fixed income allocation, enhancing the prospects for total return while maintaining a sizable income component

•	Avoids truly distressed issues by focusing on companies that offer sustainable income and/or the potential for capital appreciation through credit upgrades, merger and acquisition activity and special situations

•	Strives to balance risk and reward throughout market cycles

Investor Profile
This Fund may be suitable for investors who seek:

•	The highest-yield potential available from fixed-income securities

•	Capital gain from the appreciation in value of high-yield securities

Calamos High Yield Fund is a fixed income portfolio with an emphasis on seeking opportunities in higher quality high yield debt securities (primarily below investment grade bonds). It leverages a key component of the Calamos investment process—credit analysis—one of the hallmarks upon which the firm was built. In analyzing a company’s credit structure, the investment team may take into consideration both quantitative factors (such as an issuer’s liquidity, profitability, and debt servicing capabilities) and qualitative factors (management quality, accounting methods and foreign business exposure). This disciplined, opportunistic process led the Fund to outperform its benchmark for the period.

Calamos High Yield Fund was up 15.77% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the Credit Suisse High Yield Index returned 12.39%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 32. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: since inception (8/2/99) through 4/30/09

Overall both security selection and sector allocation added to relative returns during the period. Security selection within Information Technology added the most value during the period, with positive results from our selection within the semiconductor industry. Our overweight in this sector worked. These bonds had been unduly punished, but as credit market issues began to ease, their stronger relative balance sheets were finally recognized and rewarded by the market. Issue selection and an underweight position to Consumer Discretionary also added to returns for the period, relative to the benchmark—these included holdings within the internet & catalog retail industry. The portfolio’s bias to higher quality issues proved out our conviction in this segment as their performance was notably positive. Moreover, within the benchmark index, the higher quality tiers (BBB & BB rated) outperformed the lower quality tiers (B & CCC rated) during the period.

Calamos High Yield Fund SEMIANNUAL REPORT	31

Calamos High Yield Fund

SECTOR ALLOCATION
As of April 30, 2009

Consumer Discretionary	15.5%
Industrials	14.6
Information Technology	13.2
Energy	12.1
Materials	10.6
Financials	9.6
Consumer Staples	8.7
Health Care	6.2
Telecommunication Services	3.5
Utilities	1.5
Sector allocations are based on net assets and may vary over time.

Weak selection within Financials detracted the most value during the period, as our names within the diversified financial services industry performed poorly. High yield corporate bonds, in the Financials sector, were beaten down in the beginning of the period, but have recouped some value during the first 4 months of 2009—in fact, Financials performance was so strong, it was the best performing sector within the benchmark index during the period. An underweight position and weak selection within Telecommunication Services detracted from relative returns.

 AVERAGE ANNUAL TOTAL RETURN†

	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION

Class A Shares – Inception 8/2/99
Without Sales Charge	15.77%	-15.47%	1.62%	4.48%
With Sales Charge	10.34	-19.46	0.63	3.95

Class B Shares – Inception 12/21/00
Without Sales Charge	15.34	-16.05	0.88	4.76

With Sales Charge	10.34	-20.03	0.59	4.76

Class C Shares – Inception 12/21/00
Without Sales Charge	15.30	-16.03	0.88	4.73
With Sales Charge	14.30	-16.82	0.88	4.73

Class I Shares – Inception 3/1/02	15.75	-15.26	1.88	4.72

Class R Shares – Inception 3/1/07	15.48	-15.70	NA	-6.63

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
Performance of the High Yield Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.
	† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2003. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:

The graph does not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

[1] The Credit Suisse High Yield Index is an unmanaged index of high-yield debt securities. Index data shown is from 7/31/99, since comparative index data is only available for full monthly periods. Source: Mellon Analytical Solutions, LLC

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

32	SEMIANNUAL REPORT Calamos High Yield Fund

Calamos Total Return Bond Fund
Investment Team Discussion

FUND NASDAQ SYMBOLS

A Shares	B Shares	C Shares
CTRAX	CTXBX	CTRCX

FUND CUSIP NUMBERS

A Shares	128119310
B Shares	128119294
C Shares	128119286

Fund Objective
Total return, consistent with preservation of capital and prudent investment management

Investment Strategy

•	Invests across the broad sectors of the U.S. investment-grade bond market, including Treasurys and agencies, mortgage-backed securities, corporate debt, and asset-backed securities

•	Opportunistic sector allocations provide greater flexibility in managing risk and reward

•	Complementary allocations may include high-yield securities, international bonds and currencies, among others

•	Credit and interest-rate exposure may be further tailored via derivative-based strategies

Investor Profile
This Fund may be suitable for investors who seek:

•	Broad exposure to the major sectors of the U.S. bond market

•	A conservative total return approach, with an emphasis on yield and capital preservation

•	Income generation

•	Portfolio diversification when combined with other asset classes

Calamos Total Return Bond Fund is a centerpiece fixed income portfolio that offers a Core-Plus approach to the U.S. bond market, with an emphasis on yield and capital preservation. Core—it dynamically allocates across the broad sectors of the U.S. investment-grade bond market, including Treasurys and agencies, mortgage-backed securities, corporate debt and asset-backed securities. Plus—it makes complimentary allocations that may include high-yield bonds, international bonds, and currencies, among others. This tactical strategy helped the Fund outperform its benchmark for the period.

Calamos Total Return Bond Fund returned 10.23% (Class A shares, unadjusted for sales charges) for the 6-month period ended April 30, 2009. For the same period, the Barclays Capital U.S. Aggregate Bond Index returned 7.74%.

To review the Fund’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 34. For more up-to-date information, please see our website at www.calamos.com.

Growth of $10,000: since inception (6/27/07) through 4/30/09

Calamos Total Return Bond Fund SEMIANNUAL REPORT	33

Calamos Total Return Bond Fund

ASSET ALLOCATION
As of April 30, 2009

Residential Mortgage Backed (U.S. Agency)	44.8%
Corporate Bonds	46.2
US Government Treasury	7.6
US Government Agency	2.8
Asset Backed Securities	0.7
Cash and Receivables/Payables	-2.1

The Fund’s holding of Treasury Inflation Protected Securities (TIPS) was a strong contributor during the period, as long term inflation expectations increased from previously depressed levels. Our aggressive overweight in non-financial corporate bonds was also a strong performance driver as the asset class enjoyed a sustained rally. An overweight in Mortgage-Backed Securities contributed to performance as the sector’s return well outpaced that of Treasurys.

An underweight in asset-backed securities was a drag on performance. They did well, playing very strongly into Government backed plans to prop up the sector. Our high quality bias within the allocation to corporates was a drag on performance, as lower quality and lower rated issuers generally outperformed higher quality and higher rated issuers over the past six months. In addition, the Fund’s yield curve exposure was a headwind to performance—longer dated securities were more impacted by the increase in yields in the treasury market.

With the consumer and business sectors of the economy both in de-leveraging mode, unemployment levels continue to increase and dis-inflationary forces are still abundant. The array of government programs announced and implemented to date have helped to begin the thawing process in credit markets, but many risks and opportunities still remain. We believe that the combination of these forces is likely to keep any near term move higher in Treasury yields orderly and will ultimately prove beneficial to high quality corporate bonds and mortgage-backed securities.

 AVERAGE ANNUAL TOTAL RETURN†

	6 MONTHS	1 YEAR	SINCE INCEPTION

Class A Shares – Inception 6/27/07
Without Sales Charge	10.23%	5.66%	7.50%
With Sales Charge	6.12	1.66	5.29

Class B Shares – Inception 6/27/07
Without Sales Charge	9.83	4.88	6.71

With Sales Charge	6.33	1.38	5.29

Class C Shares – Inception 6/27/07
Without Sales Charge	9.83	4.88	6.71
With Sales Charge	8.83	3.88	6.71

Class I Shares – Inception 6/27/07	10.26	5.83	7.75

Class R Shares – Inception 6/27/07	10.10	5.40	7.23

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

† Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 3.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

NOTES:

The graph does not reflect the income taxes that you would pay on fund distributions or the redemption of fund shares. Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares. The performance of other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes.

[1] The Barclays Capital U.S. Aggregate Bond Index is considered generally representative of the investment-grade bond market. Index data shown for the Since Inception Growth of $10,000 graph is from 6/30/07, since comparative index data is only available for full monthly periods. Source: Lipper, Inc.

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

34	SEMIANNUAL REPORT Calamos Total Return Bond Fund

Expense Overview

As a shareholder of a mutual fund, you incur two types of costs. You incur:

1) Transaction costs, including sales charges, or loads, on purchase payment and redemption fees.

2) Ongoing costs, including management fees, distribution and/or service (12b-1) fees and other fund expenses.

The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009. It is intended to help you understand the ongoing costs associated with investing in each mutual fund and to compare these costs with the ongoing costs of investing in other mutual funds.

There are two parts of each Fund’s chart:

Actual

In this part of the chart, you’ll see the actual expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period in each fund from November 1, 2008 to April 30, 2009, the period covered by this report. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in Class A shares of the fund, simply divide $8,600 by $1,000, then multiply that result by the figure in the Actual Expenses per $1,000 row. In this example, you would multiply 8.6 times the figure.

Hypothetical

In this part of the chart, you’ll see the hypothetical expenses you would have paid on a $1,000 investment from November 1, 2008 to April 30, 2009, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the assumed 5% annual rate of return before expenses, which is what you’ll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the fund you own to the expenses of another fund since the information for that fund should be calculated using the same assumptions.

Please note that the expenses shown in the chart are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the chart is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Overview SEMIANNUAL REPORT	35

Expense Overview

The actual and hypothetical examples assume a $1,000 investment at the beginning of the period, November 1, 2008 and held through April 30, 2009.
	CLASS A	CLASS B	CLASS C	CLASS I	CLASS R
	SHARES	SHARES	SHARES	SHARES	SHARES
CALAMOS GROWTH FUND

Actual Expenses per $1,000*	$6.78	$10.53	$10.53	$5.53	$8.03
Ending Value	$1,025.20	$1,021.50	$1,021.50	$1,026.40	$1,023.70

Hypothetical Expenses per $1,000*	$6.76	$10.49	$10.49	$5.51	$8.00
Ending Value	$1,018.10	$1,014.38	$1,014.38	$1,019.34	$1,016.86

Annualized Expense Ratio	1.35%	2.10%	2.10%	1.10%	1.60%
CALAMOS GROWTH AND INCOME FUND

Actual Expenses per $1,000*	$5.94	$9.80	$9.80	$4.65	$7.23
Ending Value	$1,084.60	$1,080.30	$1,080.50	$1,085.50	$1,083.10

Hypothetical Expenses per $1,000*	$5.76	$9.49	$9.49	$4.51	$7.00
Ending Value	$1,019.09	$1,015.37	$1,015.37	$1,020.33	$1,017.85

Annualized Expense Ratio	1.15%	1.90%	1.90%	0.90%	1.40%
CALAMOS VALUE FUND

Actual Expenses per $1,000*	$7.96	$11.56	$11.56	$6.76	$9.17
Ending Value	$946.80	$943.30	$943.20	$948.00	$945.90

Hypothetical Expenses per $1,000*	$8.25	$11.98	$11.98	$7.00	$9.49
Ending Value	$1,016.61	$1,012.89	$1,012.89	$1,017.85	$1,015.37

Annualized Expense Ratio	1.65%	2.40%	2.40%	1.40%	1.90%
CALAMOS BLUE CHIP FUND

Actual Expenses per $1,000*	$7.63	$11.23	$11.23	$6.43	$8.83
Ending Value	$948.20	$944.40	$944.40	$949.00	$946.70

Hypothetical Expenses per $1,000*	$7.90	$11.63	$11.63	$6.66	$9.15
Ending Value	$1,016.96	$1,013.24	$1,013.24	$1,018.20	$1,015.72

Annualized Expense Ratio	1.58%	2.33%	2.33%	1.33%	1.83%
CALAMOS MULTI-FUND BLEND(1)

Actual Expenses per $1,000*	$2.51	$6.27	$6.27	$1.26	$3.77
Ending Value	$1,027.00	$1,022.10	$1,022.10	$1,028.10	$1,025.70

Hypothetical Expenses per $1,000*	$2.51	$6.26	$6.26	$1.25	$3.76
Ending Value	$1,022.32	$1,018.60	$1,018.60	$1,023.55	$1,021.08

Annualized Expense Ratio	0.50%	1.25%	1.25%	0.25%	0.75%
CALAMOS 130/30 EQUITY FUND(1)(2)

Actual Expenses per $1,000*	$8.28	$11.66	$11.66	$7.16	$9.41
Ending Value	$824.80	$823.30	$823.30	$827.70	$824.70

Hypothetical Expenses per $1,000*	$9.15	$12.87	$12.87	$7.90	$10.39
Ending Value	$1,015.72	$1,012.00	$1,012.00	$1,016.96	$1,014.48

Annualized Expense Ratio	1.83%	2.58%	2.58%	1.58%	2.08%
CALAMOS GLOBAL GROWTH AND INCOME FUND

Actual Expenses per $1,000*	$7.68	$11.54	$11.54	$6.39	$8.97
Ending Value	$1,092.20	$1,087.80	$1,088.00	$1,094.70	$1,091.90

Hypothetical Expenses per $1,000*	$7.40	$11.13	$11.13	$6.16	$8.65
Ending Value	$1,017.46	$1,013.74	$1,013.74	$1,018.70	$1,016.22

Annualized Expense Ratio	1.48%	2.23%	2.23%	1.23%	1.73%
CALAMOS INTERNATIONAL GROWTH FUND

Actual Expenses per $1,000*	$8.02	$11.82	$11.83	$6.74	$9.28
Ending Value	$1,059.60	$1,054.90	$1,056.20	$1,060.50	$1,057.40

Hypothetical Expenses per $1,000*	$7.85	$11.58	$11.58	$6.61	$9.10
Ending Value	$1,017.01	$1,013.29	$1,013.29	$1,018.25	$1,015.77

Annualized Expense Ratio	1.57%	2.32%	2.32%	1.32%	1.82%
CALAMOS GLOBAL EQUITY FUND(1)

Actual Expenses per $1,000*	$9.71	$13.52	$13.50	$8.45	$10.98
Ending Value	$1,051.00	$1,049.20	$1,047.00	$1,053.40	$1,049.80

Hypothetical Expenses per $1,000*	$9.54	$13.27	$13.27	$8.30	$10.79
Ending Value	$1,015.32	$1,011.60	$1,011.60	$1,016.56	$1,014.08

Annualized Expense Ratio	1.91%	2.66%	2.66%	1.66%	2.16%
Expenses for all Fund Classes A, B, C, I and R, are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365.
(1) Annualized Expense Ratios for Multi-Fund Blend, 130/30 Equity Fund, Global Equity Fund, Evolving World Growth Fund and Total Return Bond Fund are adjusted to reflect fee waiver.
(2) Includes 0.10% related to interest expense and dividend expense on short positions.
(3) Includes 0.05% related to dividend expense on short positions.

36	SEMIANNUAL REPORT Expense Overview

Expense Overview

The actual and hypothetical examples assume a $1,000 investment at the beginning of the period, November 1, 2008 and held through April 30, 2009. (continued)
	CLASS A	CLASS B	CLASS C	CLASS I	CLASS R
	SHARES	SHARES	SHARES	SHARES	SHARES
CALAMOS EVOLVING WORLD GROWTH FUND(1)

Actual Expenses per $1,000*	$8.88	$12.73	$12.73	$7.60	$10.16
Ending Value	$1,083.20	$1,078.70	$1,078.70	$1,083.90	$1,080.60

Hypothetical Expenses per $1,000*	$8.60	$12.33	$12.33	$7.35	$9.84
Ending Value	$1,016.27	$1,012.55	$1,012.55	$1,017.50	$1,015.03

Annualized Expense Ratio	1.72%	2.47%	2.47%	1.47%	1.97%
CALAMOS CONVERTIBLE FUND

Actual Expenses per $1,000*	$5.78	$9.73	$9.73	$4.45	$7.10
Ending Value	$1,137.30	$1,133.70	$1,133.30	$1,138.80	$1,136.00

Hypothetical Expenses per $1,000*	$5.46	$9.20	$9.20	$4.21	$6.71
Ending Value	$1,019.39	$1,015.67	$1,015.67	$1,020.63	$1,018.15

Annualized Expense Ratio	1.09%	1.84%	1.84%	0.84%	1.34%
CALAMOS MARKET NEUTRAL INCOME FUND(3)

Actual Expenses per $1,000*	$6.01	$9.74	$9.75	$4.76	$7.26
Ending Value	$1,019.20	$1,015.20	$1,015.80	$1,020.80	$1,018.60

Hypothetical Expenses per $1,000*	$6.01	$9.74	$9.74	$4.76	$7.25
Ending Value	$1,018.84	$1,015.12	$1,015.12	$1,020.08	$1,017.60

Annualized Expense Ratio**	1.20%	1.95%	1.95%	0.95%	1.45%
CALAMOS HIGH YIELD FUND

Actual Expenses per $1,000*	$6.74	$10.73	$10.73	$5.40	$8.07
Ending Value	$1,157.70	$1,153.40	$1,153.00	$1,157.50	$1,154.80

Hypothetical Expenses per $1,000*	$6.31	$10.04	$10.04	$5.06	$7.55
Ending Value	$1,018.55	$1,014.83	$1,014.83	$1,019.79	$1,017.31

Annualized Expense Ratio	1.26%	2.01%	2.01%	1.01%	1.51%
CALAMOS TOTAL RETURN BOND FUND(1)

Actual Expenses per $1,000*	$4.43	$8.32	$8.32	$3.13	$5.73
Ending Value	$1,102.30	$1,098.30	$1,098.30	$1,102.60	$1,101.00

Hypothetical Expenses per $1,000*	$4.26	$8.00	$8.00	$3.01	$5.51
Ending Value	$1,020.58	$1,016.86	$1,016.86	$1,021.82	$1,019.34

Annualized Expense Ratio	0.85%	1.60%	1.60%	0.60%	1.10%
Expenses for all Fund Classes A, B, C, I and R, are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365.
(1) Annualized Expense Ratios for Multi-Fund Blend, 130/30 Equity Fund, Global Equity Fund, Evolving World Growth Fund and Total Return Bond Fund are adjusted to reflect fee waiver.
(2) Includes 0.10% related to interest expense and dividend expense on short positions.
(3) Includes 0.05% related to dividend expense on short positions.

Expense Overview SEMIANNUAL REPORT	37

Growth Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (95.7%)
	Consumer Discretionary (14.1%)
3,550,000	Amazon.com, Inc.#	$285,846,000
5,400,000	Coach, Inc.	132,300,000
3,650,000	GameStop Corp.#	110,084,000
2,764,900	Guess?, Inc.	71,997,996
2,150,000	LKQ Corp.#∧	36,507,000
800,000	New Oriental Education & Technology Group, Inc.#∧	42,384,000
4,550,000	Nike, Inc. - Class B	238,738,500
325,000	priceline.com, Inc.#∧	31,554,250
14,274	Starbucks Corp.#	206,402
700,000	WMS Industries, Inc.#	22,477,000
400,000	Wynn Resorts, Ltd.#∧	15,692,000

		987,787,148

	Consumer Staples (1.3%)
1,500,000	Avon Products, Inc.	34,140,000
1,350,000	Coca-Cola Company	58,117,500

		92,257,500

	Energy (9.5%)
1,100,000	Apache Corp.	80,146,000
750,000	Atwood Oceanics, Inc.#∧	16,740,000
2,000,000	Cameron International Corp.#∧	51,160,000
2,500,000	ENSCO International, Inc.∧	70,700,000
2,300,000	Halliburton Company	46,506,000
449,781	Mariner Energy, Inc.#	5,118,508
4,450,000	National Oilwell Varco, Inc.#	134,746,000
2,400,000	Noble Corp.	65,592,000
900,000	Noble Energy, Inc.	51,075,000
385,000	Tidewater, Inc.	16,651,250
1,949,500	Transocean, Ltd.#	131,552,260

		669,987,018

	Financials (6.2%)
575,000	BlackRock, Inc.∧	84,249,000
375,000	CME Group, Inc.	83,006,250
560,000	IntercontinentalExchange, Inc.#	49,056,000
3,750,000	Janus Capital Group, Inc.∧	37,612,500
800,000	Lazard, Ltd.	21,840,000
2,000,000	Raymond James Financial, Inc.∧	31,380,000
2,500,000	T. Rowe Price Group, Inc.∧	96,300,000
1,600,000	Waddell & Reed Financial, Inc.	35,856,000

		439,299,750

	Health Care (8.6%)
800,000	Alexion Pharmaceuticals, Inc.#	26,736,000
400,000	Allergan, Inc.	18,664,000
550,000	Amedisys, Inc.#∧	18,447,000
350,000	C.R. Bard, Inc.	25,070,500
1,400,000	Celgene Corp.#	59,808,000
1,100,000	DENTSPLY International, Inc.∧	31,482,000
700,000	Emergent Biosolutions, Inc.#	7,497,000
1,250,000	Gen-Probe, Inc.#∧	60,200,000
1,250,000	Gilead Sciences, Inc.#	57,250,000
550,000	HMS Holdings Corp.#	16,489,000
800,000	Illumina, Inc.#∧	29,880,000
1,200,000	IMS Health, Inc.	15,072,000
350,000	Intuitive Surgical, Inc.#∧	50,305,500
500,000	LHC Group, Inc.#	11,410,000
800,000	Mindray Medical International, Ltd.∧	18,256,000
2,296,508	Stryker Corp.	88,897,825
1,000,000	Varian Medical Systems, Inc.#	33,370,000
1,200,000	Volcano Corp.#	15,828,000
475,000	Waters Corp.#	20,980,750

		605,643,575

	Industrials (14.3%)
3,325,000	AGCO Corp.#	80,797,500
1,500,000	Ametek, Inc.	48,315,000
1,950,000	Bucyrus International, Inc.	42,334,500
1,650,000	Emerson Electric Company	56,166,000
447,111	Expeditors International of Washington, Inc.	15,519,223
300,000	FedEx Corp.∧	16,788,000
400,000	First Solar, Inc.#∧	74,916,000
1,297,300	Fluor Corp.	49,128,751
400,000	FTI Consulting, Inc.#	21,952,000
1,250,000	General Dynamics Corp.	64,587,500
550,000	Goodrich Corp.	24,354,000
2,000,000	GrafTech International, Ltd.#	17,580,000
2,975,000	Honeywell International, Inc.	92,849,750
475,000	ITT Corp.	19,479,750
2,450,000	Jacobs Engineering Group, Inc.#∧	93,198,000
900,000	Parker-Hannifin Corp.	40,815,000
350,000	Precision Castparts Corp.	26,201,000
875,000	SunPower Corp. - Class A#	23,957,500
685,680	SunPower Corp. - Class B#	17,388,844
2,150,000	United Technologies Corp.	105,006,000
300,000	Valmont Industries, Inc.	19,134,000
1,350,000	Westinghouse Air Brake Technologies Corp.∧	51,489,000

		1,001,957,318

	Information Technology (37.9%)
1,700,000	Accenture, Ltd.	50,031,000
3,600,000	Altera Corp.	58,716,000
1,550,000	Amphenol Corp. - Class A	52,452,000

38	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Growth Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

1,750,000	Ansys, Inc.#∧	$48,335,000
2,650,000	Apple, Inc.#	333,449,500
2,000,000	Atheros Communications, Inc.#	34,440,000
575,000	Baidu.com, Inc.#∧	133,917,500
2,450,000	Broadcom Corp. - Class A#	56,815,500
4,499,200	Brocade Communications Systems, Inc.#	26,005,376
700,000	Check Point Software Technologies, Ltd.#	16,219,000
6,050,000	Cisco Systems, Inc.#	116,886,000
1,000,000	Cognizant Technology Solutions Corp.#	24,790,000
4,750,000	Dell, Inc.#	55,195,000
1,003,300	Dolby Laboratories, Inc.#	40,262,429
5,000,000	eBay, Inc.#	82,350,000
950,000	F5 Networks, Inc.#	25,906,500
600,000	FactSet Research Systems, Inc.∧	32,154,000
2,025,000	FLIR Systems, Inc.#	44,914,500
800,000	Google, Inc.#	316,776,000
2,000,000	Jabil Circuit, Inc.	16,200,000
1,150,000	Juniper Networks, Inc.#∧	24,897,500
1,250,000	Linear Technology Corp.	27,225,000
5,500,000	LSI Logic Corp.#	21,120,000
1,700,000	Marvell Technology Group, Ltd.#	18,666,000
800,000	McAfee, Inc.#	30,032,000
2,350,000	MEMC Electronic Materials, Inc.#	38,070,000
500,000	Mettler-Toledo International, Inc.#	30,815,000
800,000	Microchip Technology, Inc.∧	18,400,000
2,500,000	Network Appliance, Inc.#∧	45,750,000
2,349,600	Nintendo Company, Ltd.	78,541,019
5,500,000	Nokia Corp.	77,770,000
4,700,000	Nuance Communications, Inc.#∧	62,745,000
4,000,000	Oracle Corp.	77,360,000
2,500,000	Parametric Technologies Corp.#	27,875,000
1,200,000	Plexus Corp.#	26,580,000
3,000,000	QUALCOMM, Inc.	126,960,000
1,500,000	Quest Software, Inc.#	21,795,000
2,200,000	Research In Motion, Ltd.#	152,900,000
800,000	Rofin-Sinar Technologies, Inc.#∧	17,048,000
1,100,000	Silicon Laboratories, Inc.#	36,586,000
950,000	SINA Corp.#∧	26,609,500
700,000	Solera Holdings, Inc.#	15,974,000
1,950,000	Trimble Navigation, Ltd.#	41,808,000
2,000,000	Varian Semiconductor Equipment Associates, Inc.#	51,180,000

		2,662,522,324

	Materials (2.5%)
500,000	Agrium, Inc.#∧	21,510,000
1,500,000	Barrick Gold Corp.	43,650,000
636,785	Cliffs Natural Resources, Inc.	14,684,262
600,000	Mosaic Company	24,270,000
500,000	Nucor Corp.∧	20,345,000
1,825,000	Terra Industries, Inc.	48,362,500

		172,821,762

	Telecommunication Services (1.3%)
2,825,000	América Móvil, SAB de CV	92,801,250

	TOTAL COMMON STOCKS (Cost $7,684,202,321)	6,725,077,645

INVESTMENT IN AFFILIATED FUND (4.7%)
329,759,710	Calamos Government Money Market Fund - Class I SharesΩ (Cost $329,759,710)	329,759,710

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (4.7%)
8,615,578	Bank of New York Institutional Cash Reserve Series Bπ	1,120,025
323,741,000	Goldman Sachs Financial Square Prime Obligations Fund	323,741,000
PRINCIPAL
AMOUNT		VALUE

5,386,000	Deutsche Bank, AG, repurchase agreement, 0.160%, dated 04/30/09, due 05/01/09, repurchase price $5,386,024, collateralized by various U.S. Government Agency Securities 1.375% - 5.500%, 03/23/11 - 12/14/22 with a value of $5,448,940	5,386,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $337,742,578)	330,247,025

TOTAL INVESTMENTS (105.1%) (Cost $8,351,704,609)		7,385,084,380

PAYABLE UPON RETURN OF SECURITIES LOANED (-4.8%)		(337,742,578)

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(21,472,180)

NET ASSETS (100.0%)		$7,025,869,622

Schedule of Investments SEMIANNUAL REPORT	39

See accompanying Notes to Schedule of Investments

Growth Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
∧	Security, or portion of security, is on loan.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through April 30, 2009, the fund had net purchases of $70,104,706 and earned $1,127,707 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $259,655,004 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

40	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Financial Statements

Growth and Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (38.0%)
	Consumer Discretionary (1.1%)
16,000,000	Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	$18,379,200
16,109,000	Best Buy Company, Inc.~ 2.250%, 01/15/22	16,088,864

		34,468,064

	Energy (5.1%)
14,800,000	Cameron International Corp.∧ 2.500%, 06/15/26	16,187,500
	Chesapeake Energy Corp.
28,500,000	2.250%, 12/15/38	15,924,375
28,163,000	2.500%, 05/15/37	20,523,786
27,000,000	2.750%, 11/15/35	23,118,750
7,669,000	2.500%, 05/15/37	5,588,784
30,000,000	Schlumberger, Ltd. - Class B∧~ 2.125%, 06/01/23	41,700,000
45,000,000	Superior Energy Services, Inc. ‡ 1.500%, 12/15/26	36,956,250

		159,999,445

	Financials (1.2%)
25,500,000	Affiliated Managers Group, Inc.* 3.950%, 08/15/38	20,431,875
16,747,000	Leucadia National Corp.∧ 3.750%, 04/15/14	18,505,435

		38,937,310

	Health Care (8.1%)
52,659,000	Amgen, Inc. 0.375%, 02/01/13	47,853,866
46,000,000	Gilead Sciences, Inc.∧ 0.500%, 05/01/11	58,305,000
37,895,000	Kinetic Concepts, Inc.* 3.250%, 04/15/15	28,468,619
	Teva Pharmaceutical Industries, Ltd.
42,000,000	0.250%, 02/01/24	53,287,500
42,000,000	0.250%, 02/01/26	44,047,500
20,500,000	0.500%, 02/01/24~	24,010,625

		255,973,110

	Industrials (3.0%)
33,000,000	AGCO Corp. 1.250%, 12/15/36	28,256,250
40,700,000	Danaher Corp. 0.000%, 01/22/21	36,731,750
5,440,000	Ingersoll-Rand Company, Ltd. 4.500%, 04/15/12	7,629,600
	Suntech Power Holdings Company, Ltd.
23,015,000	3.000%, 03/15/13	13,924,075
9,050,000	0.250%, 02/15/12∧	8,156,312

		94,697,987

	Information Technology (17.0%)
130,780,000	EMC Corp. 1.750%, 12/01/13	135,030,350
60,309,000	Intel Corp. 2.950%, 12/15/35	52,016,513
114,553,000	Network Appliance, Inc.* 1.750%, 06/01/13	102,381,744
47,654,000	Nuance Communications, Inc. 2.750%, 08/15/27	43,126,870
69,500,000	ON Semiconductor Corp. 2.625%, 12/15/26	56,816,250
	Symantec Corp.
52,000,000	1.000%, 06/15/13∧	56,160,000
51,500,000	0.750%, 06/15/11~	55,040,625
45,000,000	VeriSign, Inc.∧ 3.250%, 08/15/37	32,850,000

		533,422,352

	Materials (2.5%)
	Newmont Mining Corp.
33,689,000	1.250%, 07/15/14∧	37,900,125
28,500,000	1.625%, 07/15/17	31,136,250
7,460,000	3.000%, 02/15/12	8,905,375

		77,941,750

	TOTAL CONVERTIBLE BONDS (Cost $1,215,111,847)	1,195,440,018

SYNTHETIC CONVERTIBLE SECURITIES (0.4%)
Corporate Bonds (0.3%)
	Industrials (0.3%)
8,870,000	Caterpillar, Inc. 5.450%, 04/15/18	7,572,780

	TOTAL CORPORATE BONDS	7,572,780

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.1%)#
	Consumer Discretionary (0.1%)
	Amazon.com, Inc.
1,070	Call, 01/16/10, Strike $70.00	2,137,325
715	Call, 01/16/10, Strike $80.00	1,049,263

		3,186,588

	Information Technology (0.0%)
	EMC Corp.
5,300	Call, 01/16/10, Strike $15.00	535,300
4,000	Call, 01/16/10, Strike $17.50	192,000

		727,300

	TOTAL PURCHASED OPTIONS	3,913,888

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $15,768,394)	11,486,668

Schedule of Investments SEMIANNUAL REPORT	41

See accompanying Notes to Schedule of Investments

Growth and Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (14.9%)
	Consumer Staples (3.8%)
2,241,000	Archer Daniels Midland Company 6.250%	$75,118,320
	Bunge, Ltd.
485,375	4.875% ∧	33,430,203
19,600	5.125%	9,555,000

		118,103,523

	Financials (4.5%)
495,000	American International Group, Inc. 8.500%	2,529,450
110,500	Bank of America Corp. 7.250%	64,642,500
2,362,165	Citigroup, Inc. 6.500%	74,644,414

		141,816,364

	Health Care (3.5%)
76,200	Mylan, Inc. 6.500%	64,922,400
214,400	Schering-Plough Corp. 6.000%	45,289,856

		110,212,256

	Materials (3.1%)
455,000	Freeport-McMoRan Copper & Gold, Inc. 6.750%	31,395,000
1,921,105	Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	67,257,886

		98,652,886

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $552,611,054)	468,785,029

COMMON STOCKS (45.2%)
	Consumer Discretionary (5.0%)
654,986	Amazon.com, Inc.#	52,739,473
620,000	Apollo Group, Inc. - Class A#	39,029,000
1,255,000	Nike, Inc. - Class B	65,849,850

		157,618,323

	Consumer Staples (3.2%)
1,055,000	Coca-Cola Company	45,417,750
330,000	Costco Wholesale Corp.	16,038,000
798,225	PepsiCo, Inc.	39,719,676

		101,175,426

	Energy (6.7%)
642,988	Cameron International Corp.#	16,447,633
1,094,980	ENSCO International, Inc.	30,966,034
1,868,835	Halliburton Company	37,787,844
1,146,000	Noble Corp.	31,320,180
1,909,137	Pride International, Inc.#	43,337,410
650,000	Smith International, Inc.	16,802,500
520,000	Transocean, Ltd.#	35,089,600

		211,751,201

	Financials (2.8%)
122,000	BlackRock, Inc.	17,875,440
1,020,000	Janus Capital Group, Inc.	10,230,600
1,559,100	T. Rowe Price Group, Inc.~	60,056,532

		88,162,572

	Health Care (4.1%)
250,000	Alcon, Inc.	23,002,500
975,000	Johnson & Johnson	51,051,000
528,030	Novo Nordisk, A/S	25,086,705
760,000	Stryker Corp.	29,419,600

		128,559,805

	Industrials (5.9%)
1,050,000	Emerson Electric Company	35,742,000
1,990,000	Honeywell International, Inc.	62,107,900
966,087	Illinois Tool Works, Inc.	31,687,654
285,000	Precision Castparts Corp.~	21,335,100
733,000	United Technologies Corp.	35,799,720

		186,672,374

	Information Technology (16.8%)
1,800,000	Accenture, Ltd.	52,974,000
3,223,425	Cisco Systems, Inc.#	62,276,571
1,450,000	Dell, Inc.#	16,849,000
3,120,000	eBay, Inc.#	51,386,400
1,390,930	Infosys Technologies, Ltd.∧	42,854,553
1,200,000	Intel Corp.	18,936,000
1,938,000	Intuit, Inc.#	44,825,940
2,270,325	Microsoft Corp.	45,996,785
1,479,825	Nintendo Company, Ltd.	49,466,702
2,070,000	Nokia Corp.	29,269,800
3,318,600	Oracle Corp.	64,181,724
1,120,000	QUALCOMM, Inc.	47,398,400

		526,415,875

	Telecommunication Services (0.7%)
650,000	América Móvil, SAB de CV	21,352,500

	TOTAL COMMON STOCKS (Cost $1,760,776,248)	1,421,708,076

INVESTMENT IN AFFILIATED FUND (1.8%)
55,575,401	Calamos Government Money Market Fund - Class I Shares (Cost $55,575,401)Ω	55,575,401

42	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Growth and Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.7%)
533,042	Bank of New York Institutional Cash Reserve Series Bπ	$69,295
52,141,000	Goldman Sachs Financial Square Prime Obligations Fund	52,141,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $52,674,042)	52,210,295

TOTAL INVESTMENTS (102.0%) (Cost $3,652,516,986)		3,205,205,487

PAYABLE UPON RETURN OF SECURITIES LOANED (-1.7%)		(52,674,042)

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(10,482,250)

NET ASSETS (100.0%)		$3,142,049,195

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.4%)~
	Financials (-0.3%)
15,500	T. Rowe Price Group, Inc. Call, 07/18/09, Strike $35.00	(9,532,500)

	Industrials (-0.1%)
2,850	Precision Castparts Corp. Call, 06/20/09, Strike $70.00	(2,280,000)

	TOTAL WRITTEN OPTIONS (Premium $3,544,009)	(11,812,500)

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund received a partial payment of $16,000,000 on August 10, 2006. The instrument has been priced at fair value following procedures approved by the board of trustees, and at April 30, 2009, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $126,479,964.
∧	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2009.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At April 30, 2009, there were no 144A securities that could not be exchanged to the registered form. .
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
Ω	Investment in an affiliated fund. During the period from November 1, 2008, through April 30, 2009, the fund had net redemptions of $566,408, and earned $299,239 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $56,141,809 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

Schedule of Investments SEMIANNUAL REPORT	43

See accompanying Notes to Financial Statements

Value Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCK (0.5%)
		Financials (0.5%)
8,750		Citigroup, Inc. 6.500% (Cost $255,669)	$276,500

COMMON STOCKS (97.6%)
		Consumer Discretionary (18.1%)
12,000		Apollo Group, Inc. - Class A#	755,400
40,000		Carnival Corp.	1,075,200
120,000		International Game Technology	1,482,000
50,000		Nike, Inc. - Class B	2,623,500
68,000	JPY	Panasonic Corp.	996,510
112,000		Starbucks Corp.#	1,619,520
63,000		Walt Disney Company	1,379,700

			9,931,830

		Consumer Staples (8.7%)
53,000		Coca-Cola Company	2,281,650
15,000	CHF	Nestlé, SA	488,951
26,000		PepsiCo, Inc.	1,293,760
22,000		Walgreen Company	691,460

			4,755,821

		Energy (10.3%)
17,000		Chevron Corp.	1,123,700
15,000		Devon Energy Corp.	777,750
15,000		Exxon Mobil Corp.	1,000,050
60,000		Halliburton Company	1,213,200
55,000		Pride International, Inc.#	1,248,500
5,500		Schlumberger, Ltd.	269,445

			5,632,645

		Financials (11.9%)
38,000		American International Group, Inc.#∧	52,440
57,000		Bank of America Corp.	509,010
24,000		Franklin Resources, Inc.	1,451,520
37,000		JPMorgan Chase & Company	1,221,000
80,000		Leucadia National Corp.	1,698,400
80,000		Wells Fargo & Company	1,600,800

			6,533,170

		Health Care (5.7%)
18,000		Alcon, Inc.	1,656,180
20,000		Johnson & Johnson	1,047,200
17,500		Merck & Company, Inc.	424,200

			3,127,580

		Industrials (9.9%)
30,000		Boeing Company	1,201,500
25,000		FedEx Corp.	1,399,000
115,000		General Electric Company	1,454,750
17,000		Illinois Tool Works, Inc.	557,600
17,000		United Technologies Corp.	830,280

			5,443,130

		Information Technology (33.0%)
110,000		Cisco Systems, Inc.#	2,125,200
210,000		Dell, Inc.#	2,440,200
168,000		eBay, Inc.#	2,766,960
36,000		Electronic Arts, Inc.#	732,600
19,000		Infosys Technologies, Ltd.	585,390
185,000	SEK	LM Ericsson Telephone Company	1,571,371
63,000	CHF	Logitech International, SA#	841,946
70,000		Microsoft Corp.	1,418,200
185,000	EUR	Nokia OYJ	2,627,638
80,000		Oracle Corp.	1,547,200
23,000	EUR	SAP, AG	884,264
105,000		Tellabs, Inc.#	550,200

			18,091,169

		TOTAL COMMON STOCKS (Cost $64,772,164)	53,515,345

INVESTMENT IN AFFILIATED FUND (1.6%)
861,269		Calamos Government Money Market Fund - Class I SharesΩ (Cost $861,269)	861,269

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.1%)
4,503		Bank of New York Institutional Cash Reserve Series Bπ	585
52,000		Goldman Sachs Financial Square Prime Obligations Fund	52,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $56,503)	52,585

TOTAL INVESTMENTS (99.8%) (Cost $65,945,605)			54,705,699

PAYABLE UPON RETURN OF SECURITIES LOANED (-0.1%)			(56,503)

OTHER ASSETS, LESS LIABILITIES (0.3%)			153,289

NET ASSETS (100.0%)			$54,802,485

44	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Value Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
∧	Security, or portion of security, is on loan.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through April 30, 2009, the fund had net redemptions of $2,564,158 and earned $9,763 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $3,425,427 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
JPY	Japanese Yen
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

Schedule of Investments SEMIANNUAL REPORT	45

See accompanying Notes to Financial Statements

Blue Chip Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (98.7%)
	Consumer Discretionary (9.0%)
36,000	Amazon.com, Inc.#	$2,898,720
47,000	Nike, Inc. - Class B	2,466,090
25,000	Walt Disney Company	547,500

		5,912,310

	Consumer Staples (7.8%)
42,000	Archer Daniels Midland Company	1,034,040
15,000	Avon Products, Inc.	341,400
27,000	Coca-Cola Company	1,162,350
14,000	PepsiCo, Inc.	696,640
10,000	Procter & Gamble Company	494,400
17,000	Sysco Corp.	396,610
31,000	Walgreen Company	974,330

		5,099,770

	Energy (9.4%)
12,000	Chevron Corp.	793,200
20,000	ConocoPhillips	820,000
8,000	Exxon Mobil Corp.	533,360
71,000	Halliburton Company	1,435,620
24,000	Schlumberger, Ltd.	1,175,760
20,500	Transocean, Ltd.#	1,383,340

		6,141,280

	Financials (4.4%)
8,200	Franklin Resources, Inc.	495,936
39,000	JPMorgan Chase & Company	1,287,000
28,000	T. Rowe Price Group, Inc.	1,078,560

		2,861,496

	Health Care (9.5%)
7,000	Abbott Laboratories	292,950
13,000	Alcon, Inc.	1,196,130
11,000	Amgen, Inc.#	533,170
6,000	Gilead Sciences, Inc.#	274,800
14,000	Johnson & Johnson	733,040
36,000	St. Jude Medical, Inc.#	1,206,720
34,000	Stryker Corp.	1,316,140
19,000	Thermo Fisher Scientific, Inc.#	666,520

		6,219,470

	Industrials (13.1%)
25,000	3M Company	1,440,000
31,000	ABB, Ltd.	440,820
13,000	Boeing Company	520,650
25,000	Danaher Corp.	1,461,000
21,000	Emerson Electric Company	714,840
18,000	General Dynamics Corp.	930,060
40,000	Honeywell International, Inc.	1,248,400
14,000	Illinois Tool Works, Inc.	459,200
29,000	United Technologies Corp.	1,416,360

		8,631,330

	Information Technology (38.9%)
25,000	Accenture, Ltd.	735,750
23,000	Apple, Inc.#	2,894,090
96,000	Cisco Systems, Inc.#	1,854,720
127,000	Dell, Inc.#	1,475,740
94,000	eBay, Inc.#	1,548,180
110,000	EMC Corp.#	1,378,300
7,300	Google, Inc.#	2,890,581
28,000	Infosys Technologies, Ltd.	862,680
81,000	Intel Corp.	1,278,180
3,000	International Business Machines Corp.	309,630
2,500	MasterCard, Inc.∧	458,625
75,000	Microsoft Corp.	1,519,500
33,000	Nintendo Company, Ltd.	1,103,104
102,000	Nokia Corp.	1,442,280
122,000	Oracle Corp.	2,359,480
18,000	QUALCOMM, Inc.	761,760
12,000	Research In Motion, Ltd.#	834,000
24,000	SAP, AG∧	914,160
53,000	Symantec Corp.#	914,250

		25,535,010

	Materials (4.3%)
23,500	Barrick Gold Corp.	683,850
32,000	Freeport-McMoRan Copper & Gold, Inc.#	1,364,800
18,500	Newmont Mining Corp.	744,440

		2,793,090

	Telecommunication Services (2.3%)
47,000	América Móvil, SAB de CV	1,543,950

	TOTAL COMMON STOCKS (Cost $70,527,157)	64,737,706

INVESTMENT IN AFFILIATED FUND (0.7%)
462,271	Calamos Government Money Market Fund - Class I SharesΩ (Cost $462,271)	462,271

46	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Blue Chip Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.0%)
107,498	Bank of New York Institutional Cash Reserve Series Bπ	$13,975
656,000	Goldman Sachs Financial Square Prime Obligations Fund	656,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $763,498)	669,975

TOTAL INVESTMENTS (100.4%) (Cost $71,752,926)		65,869,952

PAYABLE UPON RETURN OF SECURITIES LOAN (-1.2%)		(763,498)

OTHER ASSETS, LESS LIABILITIES (0.8%)		532,459

NET ASSETS (100.0%)		$65,638,913

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
∧	Security, or portion of security, is on loan.
Ω	Investment in an affiliated fund. During the period from November 1, 2008, through April 30, 2009, the fund had net redemptions $5,227,074, and earned $17,204 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $5,689,345 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the Board of Trustees.

Schedule of Investments SEMIANNUAL REPORT	47

See accompanying Notes to Financial Statements

Multi-Fund Blend

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENTS IN AFFILIATED FUNDS (100.0%)
587,488	Calamos Global Growth and Income Fund - Class I Shares (Cost $6,220,138)	$4,629,406
144,419	Calamos Growth Fund - Class I Shares (Cost $7,732,596)	5,170,207
522,428	Calamos Value Fund - Class I Shares (Cost $6,826,062)	4,461,534

	TOTAL INVESTMENTS IN AFFILIATED FUNDS (Cost $20,778,796)	14,261,147

	TOTAL INVESTMENTS (100.0%) (Cost $20,778,796)	14,261,147

LIABILITIES, LESS OTHER ASSETS (0.0%)		(7,003)

NET ASSETS (100.0%)		$14,254,144

NOTES TO SCHEDULE OF INVESTMENTS
Investments in Affiliated Funds. The fund held the following investments in affiliated funds as of April 30, 2009. Purchases, sales, and dividend income are shown during the period from November 1, 2008, through April 30, 2009.

	Value		Proceeds from	Dividend
	October 31, 2008	Purchases	Sales	Income

Calamos Global Growth and Income Fund	$5,612,255	$1,235,417	$2,391,982	$151,828
Calamos Growth Fund	4,686,281	1,972,682	1,654,718	—
Calamos Value Fund	5,359,509	1,235,417	1,654,718	23,000

Total	$15,658,045	$4,443,516	$5,701,418	$174,828

48	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Financial Statements

130/30 Equity Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (84.3%)
	Consumer Discretionary (12.0%)
3,960	Aaron Rents, Inc.<>	$132,898
640	Apollo Group, Inc. - Class A#<>	40,288
1,590	Bed Bath & Beyond, Inc.#	48,368
3,000	Buckle, Inc.<>	112,110
3,660	Cato Corp.<>	70,345
3,220	Dollar Tree, Inc.#<>	136,335
1,930	Family Dollar Stores, Inc.<>	64,057
1,380	Genuine Parts Company<>	46,865
3,320	Home Depot, Inc.<>	87,382
660	ITT Educational Services, Inc.#<>	66,508
2,880	Life Time Fitness, Inc.#	54,029
3,700	Lincoln Educational Services Corp.#<>	61,383
4,260	Marvel Entertainment, Inc.#<>	127,118
970	McDonalds Corp.<>	51,691
4,580	Monarch Casino and Resort, Inc.#	46,808
90	NVR, Inc.#	45,483
2,510	Panera Bread Company#<>	140,585
3,530	RadioShack Corp.	49,702
1,670	Ross Stores, Inc.<>	63,360
3,910	Royal Caribbean Cruises, Ltd.#	57,594
810	Sherwin-Williams Company	45,878
240	Strayer Education, Inc.<>	45,458
2,000	Tupperware Brands Corp.	50,061

		1,644,306

	Consumer Staples (2.0%)
1,190	Coca-Cola Company<>	51,230
3,470	Fresh Del Monte Produce, Inc.#<>	50,384
1,410	Hershey Company	50,957
2,890	Pantry, Inc.#<>	68,262
1,400	Weis Markets, Inc.	51,786

		272,619

	Energy (6.2%)
2,910	Buckeye Partners, LP<>	111,919
1,520	Encana Corp.	69,510
3,510	Encore Energy Partners, LP<>	58,617
2,220	Holly Corp.<>	46,531
3,660	Magellan Midstream Partners, LP<>	122,244
1,240	SEACOR Holdings, Inc.#<>	81,493
4,110	Southwestern Energy Company#<>	147,385
1,490	Sunoco, Inc.<>	39,500
3,210	Tesoro Corp.<>	48,953
2,040	Valero Energy Corp.<>	40,474
2,160	World Fuel Services Corp.<>	82,359

		848,985

	Financials (4.3%)
1,950	Camden Property Trust<>	52,904
1,170	Chubb Corp.<>	45,572
1,630	Digital Realty Trust, Inc.<>	58,696
5,370	Financial Federal Corp.<>	132,156
1,890	Health Care REIT, Inc.<>	64,392
2,910	Knight Capital Group, Inc.#<>	45,076
1,090	ProAssurance Corp.#<>	47,895
2,870	Stifel Financial Corp.#<>	141,289

		587,980

	Health Care (16.3%)
2,140	Alexion Pharmaceuticals, Inc.#<>	71,519
4,950	American Medical Systems Holdings, Inc.#<>	61,232
1,430	AmerisourceBergen Corp.<>	48,105
2,550	Amsurg Corp.#	52,377
3,640	athenahealth, Inc.#<>	115,752
1,390	Baxter International, Inc.<>	67,415
1,090	Biogen Idec, Inc.#<>	52,691
4,540	Centene Corp.#<>	83,400
2,840	Chemed Corp.<>	120,217
2,410	Community Health Systems, Inc.#	55,044
1,770	Covidien, Ltd.<>	58,375
16,040	Cyberonics, Inc.#<>	212,370
1,330	Express Scripts, Inc.#<>	85,080
2,020	Gen-Probe, Inc.#<>	97,283
2,570	Genomic Health, Inc.#<>	57,825
3,540	Gentiva Health Services, Inc.#<>	56,392
1,090	Gilead Sciences, Inc.#<>	49,922
5,160	Healthsouth Corp.#<>	48,349
3,960	HMS Holdings Corp.#<>	118,721
2,090	Lincare Holdings, Inc.#	50,432
5,430	Luminex Corp.#<>	89,106
3,160	Magellan Health Services, Inc.#<>	93,410
4,660	Mylan, Inc.#<>	61,745
3,840	Myriad Genetics, Inc.#<>	148,954
1,360	NuVasive, Inc.#<>	51,544
5,350	Omnicare, Inc.<>	137,549
1,770	Quest Diagnostics, Inc.<>	90,852

		2,235,661

	Industrials (10.7%)
640	Alliant Techsystems, Inc.#<>	50,976
1,280	American Science and Engineering, Inc.<>	77,133
2,330	Ametek, Inc.<>	75,049
7,110	Beacon Roofing Supply, Inc.#<>	113,049
940	C.H. Robinson Worldwide, Inc.	49,970
3,580	Deluxe Corp.	51,910

Schedule of Investments SEMIANNUAL REPORT	49

See accompanying Notes to Schedule of Investments

130/30 Equity Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

2,580	EMCOR Group, Inc.#<>	$53,638
1,670	Equifax, Inc.	48,697
1,730	Expeditors International of Washington, Inc.<>	60,048
380	First Solar, Inc.#<>	71,170
1,900	Granite Construction, Inc.<>	74,955
4,880	Insituform Technologies, Inc.#<>	74,810
1,490	ITT Corp.<>	61,105
2,780	Knight Transportation, Inc.	49,150
10,040	MasTec, Inc.#<>	125,600
990	Northrop Grumman Corp.	47,867
2,240	Powell Industries, Inc.#<>	80,618
5,410	Stanley, Inc.#<>	139,470
1,310	Triumph Group, Inc.<>	54,142
790	Valmont Industries, Inc.	50,386
1,310	Westinghouse Air Brake Technologies Corp.	49,965

		1,459,708

	Information Technology (27.8%)
2,510	Accenture, Ltd.<>	73,869
8,660	ACI Worldwide, Inc.#<>	149,558
4,330	Adtran, Inc.<>	91,580
420	Apple, Inc.#	52,849
13,470	ARRIS Group, Inc.#<>	143,725
8,140	AsiaInfo Holdings, Inc.#<>	136,345
2,580	Automatic Data Processing, Inc.<>	90,816
2,040	BMC Software, Inc.#<>	70,727
4,960	CA, Inc.<>	85,560
4,080	Check Point Software Technologies, Ltd.#<>	94,534
2,100	Citrix Systems, Inc.#<>	59,913
7,440	Cogent Inc.#<>	84,370
4,000	Compellent Technologies, Inc.#<>	44,640
2,660	Cree, Inc.#<>	72,857
6,850	Cybersource Corp.#<>	100,079
2,850	Data Domain, Inc.#<>	47,253
3,160	eBay, Inc.#	52,045
6,670	Echelon Corp.#<>	53,093
4,800	EMC Corp.#<>	60,144
760	Equinix, Inc.#	53,375
1,300	FactSet Research Systems Inc.<>	69,667
2,690	FEI Company#<>	46,214
140	Google, Inc.#	55,436
7,850	Harris Stratex Networks, Inc.#<>	31,557
3,240	Informatica Corp.#	51,516
3,400	Intel Corp.	53,652
780	International Business Machines Corp.<>	80,504
5,540	Linear Technology Corp.<>	120,661
1,940	ManTech International Corp.#<>	70,209
3,560	Netscout Systems, Inc.#<>	32,004
1,480	Oplink Communications, Inc.#	16,339
12,070	QLogic Corp.#<>	171,153
16,910	S1 Corp.#<>	104,842
5,000	Shanda Interactive Entertainment, Ltd.#<>	239,150
6,700	Solera Holdings, Inc.#<>	152,894
3,240	Sybase, Inc.#<>	110,030
2,170	Synaptics, Inc.#<>	70,482
1,990	Syntel, Inc.	55,163
8,110	Tekelec#<>	125,705
2,980	Texas Instruments, Inc.	53,819
22,490	TiVo, Inc.#<>	168,675
9,330	Tyler Technologies, Inc.#<>	153,945
4,710	Volterra Semiconductor Corp.#	54,118
3,080	Western Union Company	51,590
2,580	Xilinx, Inc.	52,733

		3,809,390

	Materials (0.8%)
3,120	Crown Holdings, Inc.#<>	68,796
4,150	Wausau Paper Corp.#	36,230

		105,026

	Telecommunication Services (0.5%)
2,210	Verizon Communications, Inc.	67,051

	Utilities (3.7%)
1,730	AmeriGas Partners, LP<>	53,128
1,670	California Water Service Group<>	65,180
4,350	CMS Energy Corp.<>	52,287
1,580	Consolidated Edison, Inc.<>	58,665
1,610	ITC Holdings Corp.<>	70,083
1,190	Sempra Energy<>	54,764
1,320	Suburban Propane Partners, LP<>	52,800
1,630	WGL Holdings, Inc.<>	50,758
1,170	Wisconsin Energy Corp.<>	46,755

		504,420

	TOTAL COMMON STOCKS (Cost $11,844,561)	11,535,146

EXCHANGE TRADED FUNDS (9.5%)
	Financials (9.5%)
9,000	ProShares UltraShort MidCap400<>	384,030
11,000	ProShares UltraShort QQQ<>	407,880
8,000	ProShares UltraShort S&P500<>	509,440

		1,301,350

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,639,571)	1,301,350

50	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

130/30 Equity Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENT IN AFFILIATED FUND (10.5%)
1,436,915	Calamos Government Money Market Fund - Class I SharesΩ (Cost $1,436,915)	$1,436,915

TOTAL INVESTMENTS (104.3%) (Cost $14,921,047)		14,273,411

LIABILITIES, LESS OTHER ASSETS (-4.3%)		(592,968)

NET ASSETS (100.0%)		$13,680,443

NOTES TO SCHEDULE OF INVESTMENTS

<>	Security, or portion of security, is held in a segregated account as collateral for securities sold short aggregating a total value of $11,054,609.
#	Non-income producing security.
Ω	Investment in an affiliated fund. During the period from November 1, 2008 through April 30, 2009, the fund had net redemptions of $1,297,091, and earned $11,909 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $2,734,006 in the affiliated fund.

Schedule of Investments SEMIANNUAL REPORT	51

See accompanying Notes to Financial Statements

Global Growth and Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (42.3%)
		Consumer Discretionary (4.3%)
8,500,000	EUR	Adidas, AG 2.500%, 10/08/18	$13,472,538
2,700,000		Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	3,101,490
2,880,000		Best Buy Company, Inc. 2.250%, 01/15/22	2,876,400
300,000,000	JPY	NC International, Ltd. (Nikon Corp.)Δ 0.000%, 03/15/11	2,947,678
320,000,000	JPY	Suzuki Motor Corp. 0.000%, 03/29/13	3,124,447
195,000,000	JPY	Yamada Denki Company, Ltd. 0.000%, 03/31/15	1,574,199

			27,096,752

		Consumer Staples (1.8%)
1,310,000,000	JPY	Asahi Breweries, Ltd. 0.000%, 05/26/28	11,308,156

		Energy (6.1%)
5,710,000		Cameron International Corp.
		2.500%, 06/15/26	6,245,312
		Chesapeake Energy Corp.
7,000,000		2.750%, 11/15/35	5,993,750
4,990,000		2.500%, 05/15/37	3,636,463
4,000,000		2.500%, 05/15/37	2,915,000
45,500,000	HKD	China Petroleum & Chemical Corp. 0.000%, 04/24/14	6,056,755
8,500,000		Petroleum Geo-Services ASA 2.700%, 12/03/12	4,250,000
4,500,000		Petroplus Holdings, AG 3.375%, 03/26/13	3,768,750
7,100,000		Superior Energy Services, Inc.‡~ 1.500%, 12/15/26	5,830,875

			38,696,905

		Financials (1.3%)
5,260,000		Affiliated Managers Group, Inc.* 3.950%, 08/15/38	4,214,575
3,310,000		Leucadia National Corp. 3.750%, 04/15/14	3,657,550

			7,872,125

		Health Care (5.4%)
6,000,000	CHF	Actelion Finance, Ltd. 0.000%, 11/22/11	5,838,275
9,390,000		Amgen, Inc. 0.375%, 02/01/13	8,533,162
8,700,000		China Medical Technologies, Inc. 4.000%, 08/15/13	4,948,125
4,800,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	3,606,000
10,350,000		Teva Pharmaceutical Industries, Ltd.∧ 1.750%, 02/01/26	11,320,313

			34,245,875

		Industrials (4.8%)
3,800,000		AGCO Corp. 1.250%, 12/15/36	3,253,750
6,900,000		Danaher Corp. 0.000%, 01/22/21	6,227,250
9,430,000		JA Solar Holdings Company, Ltd. 4.500%, 05/15/13	5,846,600
5,300,000	EUR	SGL Carbon, AG 0.750%, 05/16/13	6,113,752
		Suntech Power Holdings Company, Ltd.~
9,150,000		3.000%, 03/15/13	5,535,750
3,860,000		0.250%, 02/15/12	3,478,825

			30,455,927

		Information Technology (13.2%)
19,600,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	10,536,477
6,700,000		Compal Electronics, Inc. 0.000%, 08/19/10	6,978,914
23,500,000		EMC Corp. 1.750%, 12/01/13	24,263,750
5,800,000		Intel Corp.∧ 2.950%, 12/15/35	5,002,500
11,200,000		Network Appliance, Inc.* 1.750%, 06/01/13	10,010,000
3,350,000		Shanda Interactive Entertainment, Ltd.* 2.000%, 09/15/11	4,744,438
16,500,000		Symantec Corp.~ 0.750%, 06/15/11	17,634,375
800,000	CHF	Temenos Group, AG 1.500%, 03/21/13	675,797
4,250,000		VeriSign, Inc. 3.250%, 08/15/37	3,102,500

			82,948,751

		Materials (3.4%)
		Newmont Mining Corp.
9,866,000		1.625%, 07/15/17	10,778,605
5,740,000		3.000%, 02/15/12	6,852,125
3,250,000		1.250%, 07/15/14	3,656,250

			21,286,980

		Telecommunication Services (2.0%)
13,900,000		NII Holdings, Inc. 2.750%, 08/15/25	12,805,375

		TOTAL CONVERTIBLE BONDS (Cost $292,222,560)	266,716,846

52	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Global Growth and Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.7%)
		Consumer Staples (3.3%)
391,000		Archer Daniels Midland Company 6.250%	$13,106,320
		Bunge, Ltd.
57,000		4.875%	3,925,875
7,500		5.125%	3,656,250

			20,688,445

		Financials (1.8%)
110,000		American International Group, Inc. 8.500%	562,100
8,100		Bank of America Corp. 7.250%	4,738,500
190,000		Citigroup, Inc. 6.500%	6,004,000

			11,304,600

		Health Care (0.9%)
28,000		Schering-Plough Corp. 6.000%	5,914,720

		Materials (1.7%)
295,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Delta 5.500%	10,327,950

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,711,235)	48,235,715

COMMON STOCKS (49.2%)
		Consumer Discretionary (6.9%)
137,000		Apollo Group, Inc. - Class A#	8,624,150
68,000		Nike, Inc. - Class B	3,567,960
470,000	JPY	Nikon Corp.	6,229,027
571,000	JPY	Panasonic Corp.	8,367,757
574,957	CHF	Swatch Group, AG	16,489,246

			43,278,140

		Consumer Staples (1.5%)
225,000		Coca-Cola Company	9,686,250

		Energy (5.6%)
1,050,000	GBP	BP, PLC	7,419,960
127,000		Cameron International Corp.#	3,248,660
340,000		Halliburton Company	6,874,800
230,000		Noble Corp.	6,285,900
142,000	EUR	TOTAL, SA	7,105,074
61,000		Transocean, Ltd.#	4,116,280

			35,050,674

		Financials (3.7%)
210,000	CHF	Julius Baer Holding, AG - Class B	6,888,985
605,000	GBP	Standard Chartered, PLC	9,358,893
180,000		T. Rowe Price Group, Inc.	6,933,600

			23,181,478

		Health Care (4.7%)
210,000		Alcon, Inc.	19,322,100
127,000	DKK	Novo Nordisk, A/S - Class B	6,042,769
110,000		Stryker Corp.	4,258,100

			29,622,969

		Industrials (2.6%)
550,000	CHF	ABB, Ltd.#	7,785,988
90,000	EUR	ALSTOM	5,610,369
50,000	EUR	Siemens, AG	3,361,739

			16,758,096

		Information Technology (20.7%)
210,000		Accenture, Ltd.	6,180,300
965,000	GBP	Autonomy Corp., PLC#	20,244,818
115,000	JPY	Canon, Inc.	3,441,457
394,000		Cisco Systems, Inc.#	7,612,080
1,495,000		Dell, Inc.#	17,371,900
580,000		eBay, Inc.#	9,552,600
235,000		Infosys Technologies, Ltd.	7,240,350
190,000		Intel Corp.	2,998,200
65,300	JPY	Nintendo Company, Ltd.	17,556,630
1,575,000	EUR	Nokia OYJ	22,370,430
10,500	KRW	Samsung Electronics Company, Ltd.	4,848,450
285,000	EUR	SAP, AG	10,957,180

			130,374,395

		Materials (2.6%)
293,000	GBP	Anglo American, PLC	6,304,837
155,000	AUD	BHP Billiton, Ltd.	3,744,426
31,000	CHF	Syngenta, AG	6,618,205

			16,667,468

		Telecommunication Services (0.9%)
175,000		América Móvil, SAB de CV	5,748,750

		TOTAL COMMON STOCKS (Cost $379,533,586)	310,368,220

INVESTMENT IN AFFILIATED FUND (1.1%)
6,739,296		Calamos Government Money Market Fund - Class I SharesΩ (Cost $6,739,296)	6,739,296

Schedule of Investments SEMIANNUAL REPORT	53

See accompanying Notes to Schedule of Investments

Global Growth and Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.3%)
34,018	Bank of New York Institutional Cash Reserve Series Bπ	$4,422
1,646,000	Goldman Sachs Financial Square Prime Obligations Fund	1,646,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $1,680,018)	1,650,422

TOTAL INVESTMENTS (100.6%) (Cost $733,886,695)		633,710,499

PAYABLE UPON RETURN OF SECURITIES LOANED (-0.3%)		(1,680,018)

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(1,767,544)

NET ASSETS (100.0%)		$630,262,937

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.2%)#
	Financials (-0.2%)
1,800	T. Rowe Price Group, Inc. Call, 07/18/09, Strike $35.00 (Premium $338,074)	(1,107,000)

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Australian Dollar	7/23/09	3,918,000	$2,833,048	$(69,526)
British Pound Sterling	7/23/09	24,540,000	36,303,847	(261,335)
Danish Krone	7/23/09	30,899,000	5,478,265	(112,159)
European Monetary Unit	7/23/09	56,537,000	74,778,847	(1,560,719)
Hong Kong Dollar	7/23/09	37,054,000	4,783,943	(869)
Indian Rupee	7/23/09	128,633,000	2,551,855	(10,203)
Japanese Yen	7/23/09	4,171,599,000	42,349,816	32,207
Mexican Peso	7/23/09	27,368,000	1,956,136	100,874
New Taiwan Dollar	7/23/09	128,718,000	3,945,158	(151,546)
Norwegian Krone	7/23/09	5,354,000	813,118	(27,106)
South Korean Won	7/23/09	4,933,508,000	3,855,459	(161,746)
Swiss Franc	7/23/09	49,381,000	43,320,999	(910,467)

				$(3,132,595)

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund has received partial payment of $2,700,000 as of August 10, 2006. The instrument has been priced at a fair value following procedures approved by the board of trustees, and at April 30, 2009, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2009.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $30,107,750.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At April 30, 2009, there were no 144A securities that could not be exchanged to the registered form.
∧	Security, or portion of security, is on loan.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through April 30, 2009, the fund had net redemptions of $31,025,460 and earned $52,767 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $37,764,756 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

54	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Financial Statements

Global Growth and Income Fund

CURRENCY EXPOSURE	APRIL 30, 2009 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$391,316,185	61.7%
European Monetary Unit	79,527,559	12.5%
Japanese Yen	54,549,351	8.6%
Swiss Franc	44,296,496	7.0%
British Pound Sterling	43,328,508	6.8%
Hong Kong Dollar	6,056,755	1.0%
Danish Krone	6,042,769	1.0%
South Korean Won	4,848,450	0.8%
Australian Dollar	3,744,426	0.6%
Total Investments	$633,710,499	100.0%

Currency exposure may vary over time.

Schedule of Investments SEMIANNUAL REPORT	55

See accompanying Notes to Financial Statements

International Growth Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.3%)
		Consumer Discretionary (10.6%)
24,000	EUR	Adidas, AG	$906,776
750,000	MXN	Grupo Televisa, SA	2,321,273
20,000		New Oriental Education & Technology Group, Inc.#	1,059,600
150,000	JPY	Nikon Corp.	1,987,987
25,000	EUR	Puma, AG Rudolf Dassler Sport	5,357,479
215,000	CHF	Swatch Group, AG	6,166,005

			17,799,120

		Consumer Staples (2.9%)
27,000	EUR	Beiersdorf, AG	1,112,470
1,365,000	MXN	Wal-Mart de Mexico, SAB de CV	3,707,627

			4,820,097

		Energy (7.9%)
3,700,000	HKD	CNOOC, Ltd.	4,130,381
200,000	BRL	Petróleo Brasileiro, SA	3,365,997
60,000	ZAR	Sasol, Ltd.	1,806,615
125,000	NOK	StatoilHydro, ASA	2,329,687
40,000	EUR	Technip, SA	1,718,406

			13,351,086

		Financials (7.2%)
79,000	CHF	Julius Baer Holding, AG - Class B	2,591,571
150,000	GBP	Schroders, PLC	1,816,685
550,000	SGD	Singapore Exchange, Ltd.	2,307,040
350,000	GBP	Standard Chartered, PLC	5,414,236

			12,129,532

		Health Care (8.8%)
65,000		Alcon, Inc.	5,980,650
150,000	SEK	Elekta, AB - Class B	1,730,502
92,000		Mindray Medical International, Ltd.	2,099,440
67,000	DKK	Novo Nordisk, A/S - Class B	3,187,918
250,000	GBP	Smith & Nephew, PLC	1,758,904

			14,757,414

		Industrials (10.8%)
323,500	CHF	ABB, Ltd.#	4,579,577
80,000	EUR	ALSTOM	4,986,995
130,000	JPY	JGC Corp.	1,704,588
70,000	JPY	Komatsu, Ltd.	873,343
165,000	GBP	Rolls-Royce Group, PLC	817,964
80,000	DKK	Vestas Wind Systems A/S#	5,192,919

			18,155,386

		Information Technology (38.7%)
360,000	GBP	Autonomy Corp., PLC#	7,552,471
15,000		Baidu.com, Inc.#	3,493,500
135,000		Check Point Software Technologies, Ltd.#	3,127,950
75,000	EUR	Gemalto, NV#	2,361,548
300,000	TWD	Hon Hai Precision Industry Company, Ltd.	866,111
190,000	TWD	HTC Corp.	2,572,914
140,000		Infosys Technologies, Ltd.	4,313,400
250,000	CHF	Logitech International, SA#	3,341,055
120,000		Nice-Systems, Ltd.#	3,073,200
24,000	JPY	Nintendo Company, Ltd.	6,452,666
430,000	EUR	Nokia OYJ	6,107,483
250,000	BRL	Redecard, SA	3,146,486
8,000	KRW	Samsung Electronics Company, Ltd.	3,694,057
75,000	EUR	SAP, AG	2,883,469
23,000		Shanda Interactive Entertainment, Ltd.#	1,100,090
225,000	NOK	Tandberg, ASA	3,165,697
330,000	HKD	Tencent Holdings, Ltd.	2,916,743
90,000	EUR	Ubisoft Entertainment, SA#	1,758,308
660,000	HKD	VTech Holdings, Ltd.	3,301,021

			65,228,169

		Materials (9.6%)
115,000	GBP	Anglo American, PLC	2,474,595
35,000	ZAR	AngloGold Ashanti, Ltd.	1,075,134
80,000	AUD	BHP Billiton, Ltd.	1,932,607
120,000		Companhia Vale do Rio Doce	1,981,200
37,000	CAD	Goldcorp Inc.	1,011,430
17,500	CHF	Syngenta, AG	3,736,084
95,000	NOK	Yara International, ASA	2,546,065
1,800,000	HKD	Zijin Mining Group Company, Ltd.	1,378,633

			16,135,748

		Telecommunication Services (2.8%)
145,000		América Móvil, SAB de CV	4,763,250

		TOTAL COMMON STOCKS (Cost $207,273,374)	167,139,802

INVESTMENT IN AFFILIATED FUND (0.5%)
841,269		Calamos Government Money Market Fund - Class I SharesΩ (Cost $841,269)	841,269

TOTAL INVESTMENTS (99.8%) (Cost $208,114,643)			167,981,071

OTHER ASSETS, LESS LIABILITIES (0.2%)			411,813

NET ASSETS (100.0%)			$168,392,884

56	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

International Growth Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
Ω	Investment in an affiliated fund. During the period from November 1, 2008 through April 30, 2009, the fund had net redemptions of $11,417,679, and earned $34,079 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $12,258,948 in the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

Schedule of Investments SEMIANNUAL REPORT	57

See accompanying Notes to Financial Statements

International Growth Fund

CURRENCY EXPOSURE	APRIL 30, 2009 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$31,833,549	19.0%
European Monetary Unit	27,192,934	16.0%
Swiss Franc	20,414,292	12.2%
British Pound Sterling	19,834,855	11.8%
Hong Kong Dollar	11,726,778	7.0%
Japanese Yen	11,018,584	6.6%
Danish Krone	8,380,837	5.0%
Norwegian Krone	8,041,449	4.8%
Brazilian Real	6,512,483	3.9%
Mexican Peso	6,028,900	3.6%
South Korean Won	3,694,057	2.2%
New Taiwanese Dollar	3,439,025	2.0%
South African Rand	2,881,749	1.7%
Singapore Dollar	2,307,040	1.4%
Australian Dollar	1,932,607	1.2%
Swedish Krona	1,730,502	1.0%
Canadian Dollar	1,011,430	0.6%
Total Investments	$167,981,071	100.0%

Currency exposure may vary over time.

58	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Financial Statements

Global Equity Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (98.4%)
		Consumer Discretionary (13.1%)
8,200		Amazon.com, Inc.#	$660,264
2,300		Apollo Group, Inc. - Class A#	144,785
11,500		Coach, Inc.	281,750
80,000	MXN	Grupo Televisa, SA	247,603
10,000		Guess?, Inc.	260,400
11,900		Nike, Inc. - Class B	624,393
9,000	JPY	Nikon Corp.	119,279
2,100	EUR	Puma, AG Rudolf Dassler Sport	450,028
20,000	CHF	Swatch Group, AG	573,582

			3,362,084

		Consumer Staples (3.1%)
8,900		Coca-Cola Company	383,145
150,000	MXN	Wal-Mart de Mexico, SAB de CV	407,432

			790,577

		Energy (10.1%)
3,300		Apache Corp.	240,438
230,000	HKD	CNOOC, Ltd.	256,753
6,000		ENSCO International, Inc.	169,680
13,000		Halliburton Company	262,860
14,000		National Oilwell Varco, Inc.#	423,920
11,300		Noble Corp.	308,829
12,000	BRL	Petróleo Brasileiro, SA	201,960
4,500	ZAR	Sasol, Ltd.	135,496
8,000	NOK	StatoilHydro, ASA	149,100
3,000	EUR	Technip, SA	128,881
4,600		Transocean, Ltd.#	310,408

			2,588,325

		Financials (6.6%)
2,000		BlackRock, Inc.	293,040
9,500	CHF	Julius Baer Holding, AG - Class B	311,644
11,000	GBP	Schroders, PLC	133,224
22,200	GBP	Standard Chartered, PLC	343,417
11,500		T. Rowe Price Group, Inc.	442,980
8,000		Waddell & Reed Financial, Inc.	179,280

			1,703,585

		Health Care (6.1%)
7,800		Alcon, Inc.	717,678
2,700		Celgene Corp.#	115,344
1,250		Intuitive Surgical, Inc.#	179,663
4,600	DKK	Novo Nordisk, A/S - Class B	218,872
9,000		Stryker Corp.	348,390

			1,579,947

		Industrials (11.3%)
28,400	CHF	ABB, Ltd.#	402,040
5,100		AGCO Corp.#	123,930
6,200	EUR	ALSTOM	386,492
3,700		Fluor Corp.	140,119
5,500		General Dynamics Corp.	284,185
6,300		Honeywell International, Inc.	196,623
7,800		Jacobs Engineering Group, Inc.#	296,712
10,000	JPY	Komatsu, Ltd.	124,763
2,100		Precision Castparts Corp.	157,206
25,000	GBP	Rolls-Royce Group, PLC	123,934
6,000		United Technologies Corp.	293,040
6,000	DKK	Vestas Wind Systems, A/S#	389,469

			2,918,513

		Information Technology (39.7%)
9,000		Apple, Inc.#	1,132,470
48,000	GBP	Autonomy Corp., PLC#	1,006,996
750		Baidu.com, Inc.#	174,675
9,200		Check Point Software Technologies, Ltd.#	213,164
15,000		Dell, Inc.#	174,300
27,000		eBay, Inc.#	444,690
2,750		Google, Inc.#	1,088,917
9,900	TWD	HTC Corp.	134,062
15,500		Infosys Technologies, Ltd.	477,555
25,000	CHF	Logitech International, SA#	334,106
1,150		MasterCard, Inc.	210,968
7,000		Nice-Systems, Ltd.#	179,270
3,100	JPY	Nintendo Company, Ltd.	833,469
50,000	EUR	Nokia, OYJ	710,172
7,500		Open Text Corp.#	246,225
7,000		Oracle Corp.	135,380
26,000		Parametric Technologies Corp.#	289,900
9,250		QUALCOMM, Inc.	391,460
23,000	BRL	Redecard, SA	289,477
3,800		Research In Motion, Ltd.#	264,100
615	KRW	Samsung Electronics Company, Ltd.	283,981
6,900	EUR	SAP, AG	265,279
2,300		Shanda Interactive Entertainment, Ltd.#	110,009
23,000	NOK	Tandberg, ASA	323,605
12,300		Trimble Navigation, Ltd.#	263,712
48,000	HKD	VTech Holdings, Ltd.	240,074

			10,218,016

		Materials (6.5%)
14,000	GBP	Anglo American, PLC	301,255
3,000		Barrick Gold Corp.	87,300
11,500	AUD	BHP Billiton, Ltd.	277,812
16,450		Companhia Vale do Rio Doce	271,590
5,400	CAD	Goldcorp Inc.	147,614
1,250	CHF	Syngenta, AG	266,863

Schedule of Investments SEMIANNUAL REPORT	59

See accompanying Notes to Schedule of Investments

Global Equity Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

6,000	NOK	Yara International, ASA	$160,804
224,000	HKD	Zijin Mining Group Company, Ltd.	171,563

			1,684,801

		Telecommunication Services (1.9%)
15,000		América Móvil, SAB de CV	492,750

		TOTAL COMMON STOCKS (Cost $32,472,387)	25,338,598

INVESTMENT IN AFFILIATED FUND (2.3%)
609,165		Calamos Government Money Market Fund - Class I Shares (Cost $609,165)Ω	609,165

TOTAL INVESTMENTS (100.7%) (Cost $33,081,552)			25,947,763

LIABILITIES, LESS OTHER ASSETS (-0.7%)			(191,469)

NET ASSETS (100.0%)			$25,756,294

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	7/23/09	1,149,000	$1,699,801	$(12,237)
Danish Krone	7/23/09	2,821,000	500,152	(10,240)
European Monetary Unit	7/23/09	1,372,000	1,814,680	(37,874)
Norwegian Krone	7/23/09	3,929,000	596,702	(19,891)
Swiss Franc	7/23/09	1,993,000	1,748,420	(36,746)

				$(116,988)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through April 30, 2009, the fund had net redemptions of $2,402,342 and earned $6,124 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $3,011,507 in the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

60	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Financial Statements

Global Equity Fund

CURRENCY EXPOSURE	APRIL 30, 2009 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$15,096,662	58.1%
European Monetary Unit	1,940,852	7.5%
British Pound Sterling	1,908,826	7.4%
Swiss Franc	1,888,235	7.3%
Japanese Yen	1,077,511	4.2%
Hong Kong Dollar	668,390	2.6%
Mexican Peso	655,035	2.5%
Norwegian Krone	633,509	2.4%
Danish Krone	608,341	2.3%
Brazilian Real	491,437	1.9%
South Korean Won	283,981	1.1%
Australian Dollar	277,812	1.1%
Canadian Dollar	147,614	0.6%
South African Rand	135,496	0.5%
New Taiwanese Dollar	134,062	0.5%
Total Investments	$25,947,763	100.0%

Currency exposure may vary over time.

Schedule of Investments SEMIANNUAL REPORT	61

See accompanying Notes to Financial Statements

Evolving World Growth Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS(21.6%)
		Consumer Staples (1.6%)
1,500,000	HKD	Hengan International Group Company, Ltd. 0.000%, 05/16/11	$327,962

		Energy (0.5%)
90,000		Cameron International Corp. 2.500%, 06/15/26	98,438

		Health Care (3.7%)
		China Medical Technologies, Inc.
630,000		4.000%, 08/15/13	358,313
230,000		3.500%, 11/15/11	189,750
220,000		Teva Pharmaceutical Industries, Ltd. 1.750%, 02/01/26	240,625

			788,688

		Industrials (4.9%)
2,200,000		China High Speed Transmission Equipment Group Company, Ltd. 0.000%, 05/14/11	312,864
610,000		JA Solar Holdings Company, Ltd. 4.500%, 05/15/13	378,200
		Suntech Power Holdings Company, Ltd.
270,000		0.250%, 02/15/12	243,337
170,000		3.000%, 03/15/13	102,850

			1,037,251

		Information Technology (5.5%)
235,000		Compal Electronics, Inc. 0.000%, 08/19/10	244,783
250,000		Quanta Computer, Inc. 0.000%, 07/26/10	265,203
250,000		Shanda Interactive Entertainment, Ltd.* 2.000%, 09/15/11	354,062
245,000		SINA Corp. 0.000%, 07/15/23	298,594

			1,162,642

		Materials (3.6%)
		Newmont Mining Corp.
280,000		1.625%, 07/15/17	305,900
240,000		3.000%, 02/15/12	286,500
1,150,000	HKD	Sinochem Hong Kong Holdings, Ltd. 0.000%, 08/07/11	176,194

			768,594

		Telecommunication Services (1.8%)
420,000		NII Holdings, Inc. 2.750%, 08/15/25	386,925

		TOTAL CONVERTIBLE BONDS (Cost $4,765,441)	4,570,500

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (4.0%)
		Consumer Staples (0.9%)
2,700		Bunge, Ltd. 4.875%	$185,963

		Financials (1.1%)
2,500		American International Group, Inc. 8.500%	12,775
6,700		Citigroup, Inc. 6.500%	211,720

			224,495

		Materials (2.0%)
12,300		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	430,623

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,148,255)	841,081

COMMON STOCKS (73.4%)
		Consumer Discretionary (8.5%)
6,500	EUR	Adidas, AG	245,585
125,000	MXN	Grupo Televisa, SA	386,879
90,000	HKD	Li & Fung, Ltd.	252,847
2,200		New Oriental Education & Technology Group, Inc.#	116,556
16,000	JPY	Nikon Corp.	212,052
13,000	CHF	Swatch Group, AG	372,828
6,500		Yum! Brands, Inc.	216,775

			1,803,522

		Consumer Staples (8.3%)
4,000	EUR	Beiersdorf, AG	164,810
9,300		Coca-Cola Company	400,365
19,000	GBP	Diageo, PLC	226,665
16,500	BRL	Natura Cosméticos, SA	195,985
10,400	CHF	Nestlé, SA	339,006
162,000	MXN	Wal-Mart de Mexico, SAB de CV	440,026

			1,766,857

		Energy (12.4%)
4,000		Cameron International Corp.#	102,320
425,000	HKD	CNOOC, Ltd.	474,436
12,000		Halliburton Company	242,640
7,300		Noble Corp.	199,509
30,000	BRL	Petróleo Brasileiro, SA	504,899
15,000	ZAR	Sasol, Ltd.	451,654
5,000	EUR	Technip, SA	214,801

62	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Evolving World Growth Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

2,700	EUR	TOTAL, SA	$135,096
4,600		Transocean, Ltd.#	310,408

			2,635,763

		Financials (2.1%)
29,000	GBP	Standard Chartered, PLC	448,608

		Health Care (2.6%)
6,200		Mindray Medical International, Ltd.	141,484
8,600	DKK	Novo Nordisk, A/S - Class B	409,195

			550,679

		Industrials (5.2%)
21,000	CHF	ABB, Ltd.#	297,283
28,000	ZAR	Aveng, Ltd.	107,084
20,000	HKD	Hutchison Whampoa, Ltd.	117,799
16,000	JPY	JGC Corp.	209,796
12,000	JPY	Komatsu, Ltd.	149,716
3,150	EUR	Siemens, AG	211,790

			1,093,468

		Information Technology (23.1%)
60,000	TWD	Acer, Inc.	114,676
1,200		Baidu.com, Inc.#	279,480
20,400		Check Point Software Technologies, Ltd.#	472,668
115,000	TWD	Hon Hai Precision Industry Company, Ltd.	332,009
17,000	TWD	HTC Corp.	230,208
15,000		Infosys Technologies, Ltd.	462,150
13,000		Nice-Systems, Ltd.#	332,930
37,000	EUR	Nokia OYJ	525,528
10,000		Parametric Technologies Corp.#	111,500
9,200		QUALCOMM, Inc.	389,344
34,000	BRL	Redecard, SA	427,922
700	KRW	Samsung Electronics Company, Ltd.	323,230
130,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	219,991
53,000	HKD	Tencent Holdings, Ltd.	468,447
40,000	HKD	VTech Holdings, Ltd.	200,062

			4,890,145

		Materials (7.0%)
15,000	GBP	Anglo American, PLC	322,773
4,000	ZAR	AngloGold Ashanti, Ltd.	122,872
13,000	AUD	BHP Billiton, Ltd.	314,049
15,000	BRL	Fertilizantes Fosfatados SA Fosfertil	113,959
4,200	CAD	Goldcorp Inc.	114,811
1,600	CHF	Syngenta, AG	341,585
210,000	HKD	Zijin Mining Group Company, Ltd.	160,841

			1,490,890

		Telecommunication Services (4.2%)
200,000	MXN	América Móvil, SAB de CV	327,684
3,000		Millicom International Cellular, SA#	145,380
20,000	ZAR	MTN Group, Ltd.	259,664
10,000	BRL	Vivo Participações, SA	161,127

			893,855

		TOTAL COMMON STOCKS (Cost $18,708,532)	15,573,787

INVESTMENT IN AFFILIATED FUND (2.4%)
506,341		Calamos Government Money Market Fund - Class I SharesΩ (Cost $506,341)	506,341

TOTAL INVESTMENTS (101.4%) (Cost $25,128,569)			21,491,709

LIABILITIES, LESS OTHER ASSETS (-1.4%)			(290,168)

NET ASSETS (100.0%)			$21,201,541

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At April 30, 2009, there were no 144A securities that could not be exchanged to the registered form.
∧	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through April 30, 2009, the fund had net redemptions of $3,772,202 and earned $15,799 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $4,278,543 in the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

Schedule of Investments SEMIANNUAL REPORT	63

See accompanying Notes to Financial Statements

Evolving World Growth Fund

CURRENCY EXPOSURE	APRIL 30, 2009 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$9,337,275	43.4%
Hong Kong Dollar	2,178,588	10.1%
European Monetary Unit	1,497,610	7.0%
Brazilian Real	1,403,892	6.5%
Swiss Franc	1,350,702	6.3%
Mexican Peso	1,154,589	5.4%
British Pound Sterling	998,046	4.6%
South African Rand	941,274	4.4%
New Taiwanese Dollar	896,884	4.2%
Japanese Yen	571,564	2.7%
Danish Krone	409,195	1.9%
South Korean Won	323,230	1.5%
Australian Dollar	314,049	1.5%
Canadian Dollar	114,811	0.5%
Total Investments	$21,491,709	100.0%

Currency exposure may vary over time.

64	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Financial Statements

Convertible Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (63.0%)
		Consumer Discretionary (3.9%)
6,825,000		Best Buy Company, Inc. 2.250%, 01/15/22	$6,816,469
6,560,000		Borgwarner, Inc. 3.500%, 04/15/12	7,609,600
23,000,000		Carnival Corp. 2.000%, 04/15/21	22,482,500
		Interpublic Group of Companies, Inc.
11,980,000		4.750%, 03/15/23	10,467,525
5,500,000		4.250%, 03/15/23	4,970,625
800,000,000	JPY	NC International, Ltd. (Nikon Corp.)Δ 0.000%, 03/15/11	7,860,474
800,000,000	JPY	Suzuki Motor Corp. 0.000%, 03/29/13	7,811,117

			68,018,310

		Consumer Staples (1.0%)
10,000,000		Archer Daniels Midland Company 0.875%, 02/15/14	9,212,500
8,300,000		Molson Coors Brewing Company 2.500%, 07/30/13	8,849,875

			18,062,375

		Energy (7.8%)
		Cameron International Corp.
18,000,000		2.500%, 06/15/26	19,687,500
9,290,000		1.500%, 05/15/24	13,842,100
		Chesapeake Energy Corp.
26,500,000		2.750%, 11/15/35	22,690,625
7,830,000		2.500%, 05/15/37	5,706,112
6,300,000		2.250%, 12/15/38	3,520,125
12,000,000		Hornbeck Offshore Services, Inc.~‡ 1.625%, 11/15/26	8,700,000
10,000,000		Oil States International, Inc. 2.375%, 07/01/25	8,712,500
11,455,000		Pioneer Natural Resources Company 2.875%, 01/15/38	9,235,594
5,080,000		Schlumberger, Ltd. - Class B 2.125%, 06/01/23	7,061,200
17,000,000		SEACOR Holdings, Inc. 2.875%, 12/15/24	17,361,250
11,000,000		St. Mary Land & Exploration Company 3.500%, 04/01/27	8,593,750
13,000,000		Transocean, Ltd. - Class A 1.625%, 12/15/37	12,171,250

			137,282,006

		Financials (3.6%)
8,275,000		Affiliated Managers Group, Inc.* 3.950%, 08/15/38	6,630,344
4,194,000		BlackRock, Inc. 2.625%, 02/15/35	6,353,910
3,500,000		Health Care REIT, Inc. 4.750%, 12/01/26	3,351,250
		Host Hotels & Resorts, Inc.*
16,000,000		2.625%, 04/15/27	12,940,000
6,000,000		3.250%, 04/15/24	5,797,500
14,250,000		Leucadia National Corp. 3.750%, 04/15/14	15,746,250
16,575,000		NASDAQ OMX Group, Inc. 2.500%, 08/15/13	13,280,719

			64,099,973

		Health Care (15.6%)
8,000,000	CHF	Actelion Finance, Ltd. 0.000%, 11/22/11	7,784,367
27,500,000		Amgen, Inc. 0.375%, 02/01/13	24,990,625
17,800,000		Beckman Coulter, Inc. 2.500%, 12/15/36	18,044,750
13,500,000		Endo Pharmaceuticals Holdings, Inc.*∧ 1.750%, 04/15/15	10,344,375
13,150,000		Gilead Sciences, Inc.∧ 0.500%, 05/01/11	16,667,625
7,000,000		Henry Schein, Inc. 3.000%, 08/15/34	7,621,250
9,500,000		Hologic, Inc.‡ 2.000%, 12/15/37	6,768,750
42,820,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	32,168,525
9,000,000		Life Technologies Corp. 1.500%, 02/15/24	8,550,000
		LifePoint Hospitals, Inc.
9,500,000		3.250%, 08/15/25	7,861,250
2,100,000		3.500%, 05/15/14	1,693,125
9,370,000		Medicis Pharmaceutical Corp. 2.500%, 06/04/32	8,034,775
		Medtronic, Inc.
21,000,000		1.625%, 04/15/13	19,031,250
6,000,000		1.500%, 04/15/11	5,692,500
35,000,000		Mylan, Inc.* 3.750%, 09/15/15	39,725,000
		Teva Pharmaceutical Industries, Ltd.
42,000,000		0.250%, 02/01/26	44,047,500
7,500,000		1.750%, 02/01/26∧	8,203,125
6,000,000		Thermo Fisher Scientific, Inc.‡ 0.070%, 12/15/33	7,227,600

			274,456,392

		Industrials (7.4%)
15,000,000		AGCO Corp. 1.750%, 12/31/33	18,637,500
		Alliant Techsystems, Inc.
11,500,000		2.750%, 02/15/24	12,175,625
9,300,000		2.750%, 09/15/11	9,520,875

Schedule of Investments SEMIANNUAL REPORT	65

See accompanying Notes to Schedule of Investments

Convertible Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

10,000,000	Barnes Group, Inc. 3.375%, 03/15/27	$7,837,500
26,000,000	Danaher Corp. 0.000%, 01/22/21	23,465,000
35,000,000	Energy Conversion Devices, Inc. 3.000%, 06/15/13	21,743,750
22,500,000	General Cable Corp. 0.875%, 11/15/13	18,421,875
5,637,000	Ingersoll-Rand Company, Ltd.∧ 4.500%, 04/15/12	7,905,892
3,500,000	L-3 Communications Holdings, Inc. 3.000%, 08/01/35	3,517,500
3,100,000	Quanta Services, Inc. 3.750%, 04/30/26	3,549,500
4,400,000	Trinity Industries, Inc. 3.875%, 06/01/36	2,469,500

		129,244,517

	Information Technology (20.3%)
	Anixter International, Inc.
7,950,000	1.000%, 02/15/13	6,717,750
6,000,000	0.000%, 07/07/33	3,817,500
14,500,000	ARRIS Group, Inc. 2.000%, 11/15/26	13,013,750
11,826,000	CA, Inc. 1.625%, 12/15/09	12,343,387
16,000,000	CACI International, Inc. 2.125%, 05/01/14	14,600,000
8,439,000	DST Systems, Inc. - Class A‡ 4.125%, 08/15/23	8,333,513
84,000,000	EMC Corp. 1.750%, 12/01/13	86,730,000
3,168,000	FEI Company 2.875%, 06/01/13	2,760,120
10,300,000	Informatica Corp. 3.000%, 03/15/26	10,621,875
14,500,000	Intel Corp. 2.950%, 12/15/35	12,506,250
46,940,000	Network Appliance, Inc.* 1.750%, 06/01/13	41,952,625
	ON Semiconductor Corp.
6,200,000	0.000%, 04/15/24	5,789,250
5,000,000	2.625%, 12/15/26	4,087,500
32,350,000	Sybase, Inc. 1.750%, 02/22/25	45,290,000
	Symantec Corp.
39,000,000	1.000%, 06/15/13	42,120,000
27,500,000	0.750%, 06/15/11	29,390,625
24,000,000	VeriSign, Inc. 3.250%, 08/15/37	17,520,000

		357,594,145

	Materials (3.1%)
	Newmont Mining Corp.
27,000,000	1.625%, 07/15/17	29,497,500
18,650,000	1.250%, 07/15/14	20,981,250
3,180,000	3.000%, 02/15/12	3,796,125

		54,274,875

	Telecommunication Services (0.3%)
5,000,000	NII Holdings, Inc. 2.750%, 08/15/25	4,606,250

	TOTAL CONVERTIBLE BONDS (Cost $1,060,750,011)	1,107,638,843

SYNTHETIC CONVERTIBLE SECURITIES (0.6%)
Corporate Bonds (0.5%)
	Consumer Discretionary (0.1%)
2,500,000	Target Corp. 6.000%, 01/15/18	2,523,192

	Industrials (0.3%)
2,500,000	Caterpillar, Inc. 5.450%, 04/15/18	2,134,380
3,000,000	General Electric Company 5.250%, 12/06/17	2,843,706

		4,978,086

	Telecommunication Services (0.1%)
2,750,000	Verizon Communications, Inc. 5.500%, 04/01/17	2,741,313

	TOTAL CORPORATE BONDS	10,242,591

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.1%)#
	Consumer Discretionary (0.1%)
150	Amazon.com, Inc. Call, 01/16/10, Strike $70.00	299,625
760	Nike, Inc. - Class B Call, 01/16/10, Strike $60.00	338,200

		637,825

	Information Technology (0.0%)
125	Apple, Inc. Call, 01/16/10, Strike $170.00	56,875
	Linear Technology Corp.
1,000	Call, 01/16/10, Strike $35.00	10,000
275	Call, 01/16/10, Strike $30.00	11,000
415	QUALCOMM, Inc. Call, 01/16/10, Strike $45.00	177,413

		255,288

	Total Purchased Options	893,113

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $13,670,409)	11,135,704

66	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Convertible Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (14.6%)
		Consumer Discretionary (0.2%)
5,365		Stanley Works‡ 5.125%	$3,589,185

		Consumer Staples (4.4%)
1,300,000		Archer Daniels Midland Company 6.250%	43,576,000
		Bunge, Ltd.
200,000		4.875%	13,775,000
39,600		5.125%	19,305,000

			76,656,000

		Financials (3.0%)
		Affiliated Managers Group, Inc.
570,000		5.100%	15,247,500
162,400		5.150%	3,461,150
55,000		American International Group, Inc. 8.500%	281,050
24,500		Bank of America Corp. 7.250%	14,332,500
625,000		Citigroup, Inc. 6.500%	19,750,000

			53,072,200

		Health Care (2.7%)
7,000		Mylan, Inc. 6.500%	5,964,000
200,000		Schering-Plough Corp. 6.000%	42,248,000

			48,212,000

		Materials (4.3%)
550,000		Freeport-McMoRan Copper & Gold, Inc. 6.750%	37,950,000
1,050,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	36,760,500

			74,710,500

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $247,910,374)	256,239,885

COMMON STOCKS (15.8%)
		Consumer Discretionary (2.2%)
90,000		Amazon.com, Inc.#	7,246,800
52,000		Apollo Group, Inc. - Class A#	3,273,400
315,000		Carnival Corp.	8,467,200
200,000		Nike, Inc. - Class B	10,494,000
700,000	JPY	Nikon Corp.	9,277,274

			38,758,674

		Consumer Staples (1.7%)
310,000		Coca-Cola Company	13,345,500
305,000		Costco Wholesale Corp.	14,823,000
87,000		Sysco Corp.	2,029,710

			30,198,210

		Energy (3.7%)
530,000		ENSCO International, Inc.∧	14,988,400
875,000		Halliburton Company	17,692,500
600,000		Noble Corp.	16,398,000
250,000		Transocean, Ltd.#	16,870,000

			65,948,900

		Financials (1.1%)
700,000		Leucadia National Corp.	14,861,000
119,500		T. Rowe Price Group, Inc.	4,603,140

			19,464,140

		Health Care (2.0%)
90,000		Alcon, Inc.	8,280,900
165,000		Amgen, Inc.#	7,997,550
250,000		Medtronic, Inc.	8,000,000
270,000		Stryker Corp.	10,451,700

			34,730,150

		Industrials (0.9%)
480,000		Honeywell International, Inc.	14,980,800

		Information Technology (4.2%)
430,000		CA, Inc.	7,417,500
263,500		Cisco Systems, Inc.#	5,090,820
800,000		Dell, Inc.#	9,296,000
610,000		eBay, Inc.#	10,046,700
15,000		Google, Inc.#	5,939,550
760,000		Intel Corp.	11,992,800
658,000		Nokia Corp.	9,304,120
460,000		Oracle Corp.	8,896,400
150,000		QUALCOMM, Inc.	6,348,000

			74,331,890

		TOTAL COMMON STOCKS (Cost $271,342,763)	278,412,764

INVESTMENT IN AFFILIATED FUND (5.0%)
88,786,839		Calamos Government Money Market Fund - Class I SharesΩ (Cost $88,786,839)	88,786,839

Schedule of Investments SEMIANNUAL REPORT	67

See accompanying Notes to Schedule of Investments

Convertible Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.6%)
166,357	Bank of New York Institutional Cash Reserve Series Bπ	$21,626
9,943,000	Goldman Sachs Financial Square Prime Obligations Fund	9,943,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $10,109,357)	9,964,626

TOTAL INVESTMENTS (99.6%) (Cost $1,692,569,753)		1,752,178,661

PAYABLE UPON RETURN OF SECURITIES LOANED (-0.6%)		(10,109,357)

OTHER ASSETS, LESS LIABILITIES (1.0%)		16,698,878

NET ASSETS (100.0%)		$1,758,768,182

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

European Monetary Unit	7/23/09	3,474,000	$4,594,897	$(95,901)
Japanese Yen	7/23/09	1,933,740,000	19,631,210	31,643
Swiss Franc	7/23/09	7,911,000	6,940,168	(145,860)

				$(210,118)

NOTES TO SCHEDULE OF INVESTMENTS

Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $3,625,000.
‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2009.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At April 30, 2009, the value of 144A securities that could not be exchanged to the registered form is $39,725,000 or 2.3% of net assets.
∧	Security, or portion of security, is on loan.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through April 30, 2009, the fund had net purchases of $32,814,164 and earned $357,164 in dividends from the affiliated fund As of October 31, 2008, the fund had holdings of $55,972,675 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

68	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Financial Statements

Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (27.5%)
	Consumer Discretionary (3.5%)
3,200,000	Eddie Bauer Holdings, Inc.** 5.250%, 04/01/14	$292,000
9,750,000	Interpublic Group of Companies, Inc. 4.250%, 03/15/23	8,811,562
5,000,000	Johnson Controls, Inc. 6.500%, 09/30/12	9,025,000
9,670,000	Newell Rubbermaid, Inc. 5.500%, 03/15/14	14,202,812
4,000,000	priceline.com, Inc.∧ 0.500%, 09/30/11	9,645,000

		41,976,374

	Consumer Staples (2.3%)
6,900,000	Archer Daniels Midland Company<> 0.875%, 02/15/14	6,356,625
4,700,000	Central European Distribution Corp. 3.000%, 03/15/13	2,720,125
10,650,000	Smithfield Foods, Inc.<> 4.000%, 06/30/13	7,481,625
6,800,000	Spartan Stores, Inc.<> 3.375%, 05/15/27	4,343,500
6,900,000	Tyson Foods, Inc. - Class A<> 3.250%, 10/15/13	6,667,125

		27,569,000

	Energy (0.7%)
4,000,000	Alpha Natural Resources, Inc.<> 2.375%, 04/15/15	2,885,000
5,400,000	Hornbeck Offshore Services, Inc.‡<> 1.625%, 11/15/26	3,915,000
5,150,000	Trico Marine Services, Inc.<> 3.000%, 01/15/27	1,100,813

		7,900,813

	Financials (1.2%)
7,000,000	Affiliated Managers Group, Inc.* 3.950%, 08/15/38	5,608,750
5,000,000	NASDAQ OMX Group, Inc. 2.500%, 08/15/13	4,006,250
4,779,000	US Bancorp‡<> 0.000%, 09/20/36	4,331,208

		13,946,208

	Health Care (4.1%)
9,100,000	Charles River Laboratories International, Inc. 2.250%, 06/15/13	7,769,125
4,000,000	Conceptus, Inc.<> 2.250%, 02/15/27	3,075,000
7,450,000	HLTH Corp.<> 3.125%, 09/01/25	6,667,750
5,000,000	Integra LifeSciences Holdings Corp.* 2.375%, 06/01/12	3,756,250
17,250,000	Millipore Corp.<> 3.750%, 06/01/26	16,538,438
5,000,000	Mylan, Inc. 1.250%, 03/15/12	4,443,750
2,900,000	SonoSite, Inc. 3.750%, 07/15/14	2,508,500
4,750,000	Thoratec Corp.‡ 1.380%, 05/16/34	4,239,375

		48,998,188

	Industrials (5.7%)
12,100,000	Alliant Techsystems, Inc.<> 2.750%, 09/15/11	12,387,375
12,000,000	Covanta Holding Corp.<> 1.000%, 02/01/27	9,855,000
8,670,000	Energy Conversion Devices, Inc.<> 3.000%, 06/15/13	5,386,237
7,400,000	General Cable Corp. 0.875%, 11/15/13	6,058,750
9,000,000	JA Solar Holdings Company, Ltd. 4.500%, 05/15/13	5,580,000
5,400,000	Orbital Sciences Corp. 2.438%, 01/15/27	4,873,500
13,500,000	School Specialty, Inc. 3.750%, 11/30/26	10,023,750
	Suntech Power Holdings Company, Ltd.
5,000,000	3.000%, 03/15/13*	3,025,000
2,000,000	3.000%, 03/15/13	1,210,000
3,500,000	Textron, Inc. 4.500%, 05/01/13	3,784,375
5,200,000	WESCO International, Inc.<> 2.625%, 10/15/25	4,940,000

		67,123,987

	Information Technology (8.2%)
8,700,000	Ciena Corp. 0.875%, 06/15/17	4,480,500
16,800,000	EMC Corp.<> 1.750%, 12/01/11	17,619,000
820,000	Equinix, Inc. 2.500%, 04/15/12	746,200
5,400,000	FEI Company 2.875%, 06/01/13	4,704,750
13,100,000	Informatica Corp.<> 3.000%, 03/15/26	13,509,375
8,050,000	Lawson Software Americas, Inc.<> 2.500%, 04/15/12	6,641,250
8,900,000	Macrovision Solutions Corp. 2.625%, 08/15/11	8,566,250

Schedule of Investments SEMIANNUAL REPORT	69

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Mentor Graphics Corp.
7,160,000	6.250%, 03/01/26	$5,540,050
3,150,000	2.657%, 08/06/23‡	2,740,500
11,800,000	Network Appliance, Inc.* 1.750%, 06/01/13	10,546,250
8,000,000	SPSS, Inc.<> 2.500%, 03/15/12	7,570,000
2,200,000	Sybase, Inc. 1.750%, 02/22/25	3,080,000
5,250,000	Teradyne, Inc. 4.500%, 03/15/14	6,765,938
6,000,000	VeriSign, Inc.<> 3.250%, 08/15/37	4,380,000

		96,890,063

	Materials (1.2%)
5,300,000	Kinross Gold Corp. 1.750%, 03/15/28	4,783,250
5,000,000	Sino-Forest Corp.* 5.000%, 08/01/13	3,875,000
5,500,000	United States Steel Corp. 4.000%, 05/15/14	5,891,875

		14,550,125

	Telecommunication Services (0.6%)
	SBA Communications Corp.*
5,000,000	1.875%, 05/01/13	4,225,000
3,200,000	4.000%, 10/01/14	3,308,000

		7,533,000

	TOTAL CONVERTIBLE BONDS (Cost $363,919,586)	326,487,758

SYNTHETIC CONVERTIBLE SECURITIES (7.3%)
Corporate Bonds (7.2%)
	Consumer Discretionary (0.2%)
2,452,000	Royal Caribbean Cruises, Ltd. 8.750%, 02/02/11	2,304,880

	Consumer Staples (1.5%)
5,000,000	Anheuser-Busch InBev, NV*<> 7.200%, 01/15/14	5,217,830
455,000	Constellation Brands, Inc. 8.125%, 01/15/12	455,000
4,700,000	Kraft Foods, Inc.<> 6.000%, 02/11/13	4,947,088
2,000,000	Philip Morris International, Inc. 4.875%, 05/16/13	2,070,924
4,700,000	Reynolds American, Inc.<> 7.250%, 06/01/12	4,568,156

		17,258,998

	Energy (1.3%)
3,900,000	Arch Western Finance, LLC 6.750%, 07/01/13	3,422,250
	Chesapeake Energy Corp.
2,300,000	9.500%, 02/15/15	2,334,500
2,300,000	7.500%, 09/15/13	2,196,500
2,000,000	Forest Oil Corp. 8.500%, 02/15/14	1,950,000
	Williams Companies, Inc.
5,000,000	6.375%, 10/01/10*<>	4,953,200
400,000	8.125%, 03/15/12	410,000

		15,266,450

	Financials (0.2%)
	Leucadia National Corp.
2,800,000	8.125%, 09/15/15	2,366,000
500,000	7.000%, 08/15/13	432,500

		2,798,500

	Health Care (0.3%)
2,900,000	Amgen, Inc. 5.700%, 02/01/19	2,988,122

	Industrials (1.7%)
5,000,000	Caterpillar, Inc.<> 4.250%, 02/08/13	4,870,040
5,000,000	Deere & Company<> 4.500%, 04/03/13	5,026,015
10,000,000	General Electric Company<> 5.250%, 10/19/12	9,987,980

		19,884,035

	Information Technology (1.2%)
5,000,000	Anixter International, Inc. 10.000%, 03/15/14	4,800,000
5,000,000	Jabil Circuit, Inc.<> 5.875%, 07/15/10	4,775,000
4,700,000	Xerox Corp.<> 6.875%, 08/15/11	4,716,455

		14,291,455

	Materials (0.2%)
2,000,000	Anglo American, PLC* 9.375%, 04/08/14	2,077,420

	Telecommunication Services (0.5%)
	AT&T Inc.
5,000,000	4.950%, 01/15/13<>	5,184,655
500,000	4.850%, 02/15/14	519,037

		5,703,692

	Utilities (0.1%)
1,900,000	Edison Mission Energy 7.500%, 06/15/13	1,624,500

	TOTAL CORPORATE BONDS	84,198,052

70	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.1%)#
	Consumer Staples (0.0%)
500	Central European Distribution Corp. Call, 01/16/10, Strike $70.00	$5,000

	Health Care (0.0%)
	Gen-Probe, Inc.
440	Call, 01/16/10, Strike $50.00	233,200
440	Call, 01/16/10, Strike $60.00	83,600

		316,800

	Information Technology (0.1%)
1,300	Altera Corp. Call, 01/16/10, Strike $20.00	126,750
	MasterCard, Inc.
200	Call, 01/22/11, Strike $185.00	843,000
125	Call, 01/16/10, Strike $240.00	125,625
760	Silicon Laboratories, Inc. Call, 01/16/10, Strike $30.00	486,400

		1,581,775

	TOTAL PURCHASED OPTIONS	1,903,575

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $89,353,990)	86,101,627

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (2.8%)
	Consumer Discretionary (0.4%)
90,000	Autoliv, Inc. 8.000%	3,237,300
2,958	Stanley Works‡ 5.125%	1,978,902

		5,216,202

	Consumer Staples (0.5%)
20,000	Archer Daniels Midland Company 6.250%	670,400
10,500	Bunge, Ltd. 5.125%	5,118,750

		5,789,150

	Energy (0.7%)
241,000	Bristow Group, Inc.∧ 5.500%	7,950,590

	Financials (0.8%)
36,000	Citigroup, Inc. 6.500%	1,137,600
387,500	Legg Mason, Inc. 7.000%	8,342,875

		9,480,475

	Telecommunication Services (0.4%)
95,000	Crown Castle International Corp.<> 6.250%	4,436,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $37,420,698)	32,872,917

COMMON STOCKS (61.5%)
	Consumer Discretionary (5.6%)
80,000	Amazon.com, Inc.#	6,441,600
22,500	Apollo Group, Inc. - Class A#	1,416,375
235,000	Coach, Inc.	5,757,500
273,500	Comcast Corp. - Class A	4,228,310
14,465	Genesco, Inc.#	329,513
250,000	Home Depot, Inc.	6,580,000
262,500	News Corp. - Class B∧	2,394,000
168,700	Nike, Inc. - Class B	8,851,689
241,300	Target Corp.	9,956,038
65,000	Tiffany & Company	1,881,100
27,903	Time Warner Cable, Inc.	899,313
111,166	Time Warner, Inc.	2,426,754
669,300	Walt Disney Company	14,657,670

		65,819,862

	Consumer Staples (7.0%)
204,500	Altria Group, Inc.	3,339,485
205,000	Coca-Cola Company	8,825,250
57,300	Colgate-Palmolive Company	3,380,700
350,000	CVS Caremark Corp.	11,123,000
156,800	PepsiCo, Inc.	7,802,368
199,500	Philip Morris International, Inc.	7,221,900
352,800	Procter & Gamble Company	17,442,432
180,000	Sysco Corp.	4,199,400
239,500	Wal-Mart Stores, Inc.	12,070,800
260,000	Walgreen Company	8,171,800

		83,577,135

	Energy (9.0%)
85,000	Cameron International Corp.#	2,174,300
268,500	Chevron Corp.	17,747,850
155,000	ConocoPhillips	6,355,000
93,200	Devon Energy Corp.	4,832,420
80,000	ENSCO International, Inc.	2,262,400
510,550	Exxon Mobil Corp.	34,038,369
312,000	Halliburton Company	6,308,640
80,000	Noble Corp.	2,186,400
155,000	Occidental Petroleum Corp.	8,724,950
234,200	Schlumberger, Ltd.	11,473,458
120,000	Smith International, Inc.	3,102,000

Schedule of Investments SEMIANNUAL REPORT	71

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

107,984	Transocean, Ltd.#	$7,286,760

		106,492,547

	Financials (6.6%)
220,000	American Express Company	5,548,400
145,100	American International Group, Inc.#∧	200,238
85,000	Aon Corp.	3,587,000
225,900	Bank of America Corp.	2,017,287
65,600	Franklin Resources, Inc.	3,967,488
43,500	Goldman Sachs Group, Inc.	5,589,750
35,500	Hartford Financial Services Group, Inc.	407,185
647,700	JPMorgan Chase & Company	21,374,100
134,140	MetLife, Inc.	3,990,665
126,000	Morgan Stanley	2,978,640
135,000	Prudential Financial, Inc.	3,898,800
115,000	T. Rowe Price Group, Inc.	4,429,800
560,000	US Bancorp	10,203,200
505,000	Wells Fargo & Company∧	10,105,050

		78,297,603

	Health Care (8.6%)
347,800	Abbott Laboratories	14,555,430
90,000	Baxter International, Inc.	4,365,000
430,200	Bristol-Myers Squibb Company	8,259,840
205,000	Eli Lilly and Company	6,748,600
150,000	Gilead Sciences, Inc.#	6,870,000
439,500	Johnson & Johnson	23,012,220
230,000	Medtronic, Inc.	7,360,000
194,200	Merck & Company, Inc.	4,707,408
693,600	Pfizer, Inc.	9,266,496
120,000	St. Jude Medical, Inc.#	4,022,400
85,000	Stryker Corp.	3,290,350
65,000	Thermo Fisher Scientific, Inc.#	2,280,200
195,000	UnitedHealth Group, Inc.	4,586,400
55,000	Zimmer Holdings, Inc.#	2,419,450

		101,743,794

	Industrials (6.5%)
170,000	3M Company	9,792,000
304,600	Boeing Company	12,199,230
30,000	Burlington Northern Santa Fe Corp.	2,024,400
35,000	Caterpillar, Inc.	1,245,300
58,000	FedEx Corp.	3,245,680
60,000	Fluor Corp.	2,272,200
66,000	General Dynamics Corp.	3,410,220
727,500	General Electric Company	9,202,875
229,000	Honeywell International, Inc.	7,147,090
70,000	Jacobs Engineering Group, Inc.#	2,662,800
58,400	Lockheed Martin Corp.	4,586,152
48,800	Raytheon Company	2,207,224
45,000	Union Pacific Corp.	2,211,300
82,500	United Parcel Service, Inc.	4,318,050
205,000	United Technologies Corp.	10,012,200

		76,536,721

	Information Technology (13.6%)
180,000	Adobe Systems, Inc.#	4,923,000
138,000	Apple, Inc.#	17,364,540
570,000	Cisco Systems, Inc.#	11,012,400
150,000	Corning, Inc.	2,193,000
665,000	Dell, Inc.#	7,727,300
280,000	eBay, Inc.#	4,611,600
37,000	Google, Inc.#	14,650,890
198,400	Hewlett-Packard Company	7,138,432
715,500	Intel Corp.	11,290,590
209,700	International Business Machines Corp.	21,643,137
1,078,400	Microsoft Corp.	21,848,384
817,000	Oracle Corp.	15,800,780
402,100	QUALCOMM, Inc.	17,016,872
270,000	Symantec Corp.#	4,657,500

		161,878,425

	Materials (1.9%)
415,000	E.I. du Pont de Nemours and Company	11,578,500
80,000	Freeport-McMoRan Copper & Gold, Inc.#	3,412,000
141,300	Newmont Mining Corp.	5,685,912
45,000	PPG Industries, Inc.	1,982,250

		22,658,662

	Telecommunication Services (1.7%)
405,100	AT&T Inc.	10,378,662
305,000	Verizon Communications, Inc.	9,253,700

		19,632,362

	Utilities (1.0%)
244,600	Duke Energy Corp.	3,377,926
55,000	Entergy Corp.	3,562,350
117,000	Exelon Corp.	5,397,210

		12,337,486

	TOTAL COMMON STOCKS (Cost $998,865,173)	728,974,597

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.4%)#
	Consumer Staples (0.0%)
310	Central European Distribution Corp. Put, 06/20/09, Strike $7.50	3,100

	Financials (0.4%)
	S & P 500 Index
800	Put, 06/20/09, Strike $825.00	2,084,000

72	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

600	Put, 06/20/09, Strike $775.00	$867,000
800	Put, 05/16/09, Strike $675.00	56,000
825	Put, 05/16/09, Strike $700.00	72,187
1,000	Put, 06/20/09, Strike $800.00	1,950,000

		5,029,187

	TOTAL PURCHASED OPTIONS (Cost $13,858,008)	5,032,287

NUMBER OF
SHARES		VALUE

INVESTMENT IN AFFILIATED FUND (3.5%)
41,175,640	Calamos Government Money Market Fund - Class I SharesΩ (Cost $41,175,640)	41,175,640

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.8%)
130,808	Bank of New York Institutional Cash Reserve Fund Series Bπ	17,005
10,004,000	Goldman Sachs Financial Square Prime Obligations Fund	10,004,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $10,134,808)	10,021,005

TOTAL INVESTMENTS (103.8%) (Cost $1,554,727,903)		1,230,665,831

PAYABLE UPON RETURN OF SECURITIES LOANED (-0.9%)		(10,134,808)

LIABILITIES, LESS OTHER ASSETS (-2.9%)		(34,269,206)

NET ASSETS (100.0%)		$1,186,261,817

COMMON STOCKS SOLD SHORT (-11.7%)
	Consumer Discretionary (-2.6%)
(115,300)	Autoliv, Inc.	(2,844,451)
(109,050)	Eddie Bauer Holdings, Inc.	(35,801)
(196,000)	Interpublic Group of Companies, Inc.	(1,226,960)
(312,300)	Johnson Controls, Inc.	(5,936,823)
(884,000)	Newell Rubbermaid, Inc.	(9,237,800)
(98,900)	priceline.com, Inc.	(9,602,201)
(45,000)	Stanley Works	(1,711,350)

		(30,595,386)

	Consumer Staples (-0.9%)
(108,100)	Archer Daniels Midland Company	(2,661,422)
(70,900)	Bunge, Ltd.	(3,403,909)
(13,000)	Central European Distribution Corp.	(291,200)
(243,700)	Smithfield Foods, Inc.	(2,105,568)
(67,500)	Spartan Stores, Inc.	(1,098,225)
(121,300)	Tyson Foods, Inc. - Class A	(1,278,502)

		(10,838,826)

	Energy (-0.7%)
(40,200)	Alpha Natural Resources, Inc.	(823,296)
(252,450)	Bristow Group, Inc.	(5,745,762)
(56,400)	Hornbeck Offshore Services, Inc.	(1,310,172)
(29,400)	Trico Marine Services, Inc.	(114,072)

		(7,993,302)

	Financials (-0.5%)
(20,140)	Affiliated Managers Group, Inc.	(1,144,959)
(247,100)	Legg Mason, Inc.	(4,959,297)

		(6,104,256)

	Health Care (-1.4%)
(74,125)	Charles River Laboratories International, Inc.	(2,049,556)
(80,900)	Conceptus, Inc.	(1,095,386)
(15,700)	Gen-Probe, Inc.	(756,112)
(241,697)	HLTH Corp.	(2,658,667)
(23,000)	Integra LifeSciences Holdings Corp.	(593,860)
(67,900)	Millipore Corp.	(4,012,890)
(110,000)	Mylan, Inc.	(1,457,500)
(46,135)	SonoSite, Inc.	(832,275)
(111,544)	Thoratec Corp.	(3,241,469)

		(16,697,715)

	Industrials (-1.5%)
(62,500)	Alliant Techsystems, Inc.	(4,978,125)
(163,530)	Covanta Holding Corp.	(2,307,408)
(32,750)	Energy Conversion Devices, Inc.	(601,945)
(85,900)	General Cable Corp.	(2,331,326)
(58,150)	JA Solar Holdings Company, Ltd.	(204,107)
(128,250)	Orbital Sciences Corp.	(1,982,745)
(66,405)	School Specialty, Inc.	(1,246,422)
(42,000)	Suntech Power Holdings Company, Ltd.	(627,060)
(200,000)	Textron, Inc.	(2,146,000)
(30,600)	WESCO International, Inc.	(795,600)

		(17,220,738)

	Information Technology (-3.2%)
(26,000)	Altera Corp.	(424,060)
(114,100)	Ciena Corp.	(1,363,495)
(340,500)	EMC Corp.	(4,266,465)
(2,200)	Equinix, Inc.	(154,506)
(81,100)	FEI Company	(1,393,298)
(330,825)	Informatica Corp.	(5,260,117)
(274,300)	Lawson Software Americas, Inc.	(1,478,477)
(162,300)	Macrovision Solutions Corp.	(3,281,706)
(11,700)	MasterCard, Inc.	(2,146,365)
(61,150)	Mentor Graphics Corp.	(410,928)

Schedule of Investments SEMIANNUAL REPORT	73

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

(217,800)		Network Appliance, Inc.	$(3,985,740)
(53,000)		Silicon Laboratories, Inc.	(1,762,780)
(68,000)		SPSS, Inc.	(2,101,200)
(76,600)		Sybase, Inc.	(2,601,336)
(719,300)		Teradyne, Inc.	(4,272,642)
(124,200)		VeriSign, Inc.	(2,556,036)

			(37,459,151)

		Materials (-0.5%)
(93,000)		Kinross Gold Corp.	(1,436,850)
(74,200	) CAD	Sino-Forest Corp.	(649,165)
(124,200)		United States Steel Corp.	(3,297,510)

			(5,383,525)

		Telecommunication Services (-0.4%)
(57,700)		Crown Castle International Corp.	(1,414,804)
(136,200)		SBA Communications Corp.	(3,432,240)

			(4,847,044)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $138,892,486)	(137,139,943)

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-4.2%)#
		Consumer Discretionary (0.0%)
180		Genesco, Inc. Call, 09/19/09, Strike $17.50	(122,400)

		Consumer Staples (0.0%)
985		Tyson Foods, Inc. - Class A Call, 01/16/10, Strike $7.50	(369,375)

		Financials (-4.2%)
355		Hartford Financial Services Group, Inc. Call, 06/20/09, Strike $11.00	(84,313)
1,250		Johnson Controls, Inc. Call, 01/22/11, Strike $20.00	(618,750)
2,600		JPMorgan Chase & Company Call, 06/20/09, Strike $27.50	(1,761,500)
870		MetLife, Inc. Call, 09/19/09, Strike $25.00	(722,100)
630		Morgan Stanley Call, 07/18/09, Strike $30.00	(59,850)
900		Prudential Financial, Inc. Call, 06/20/09, Strike $30.00	(315,000)
		S & P 500 Index
1,500		Call, 05/16/09, Strike $775.00	(14,932,500)
1,100		Call, 06/20/09, Strike $850.00	(5,989,500)
1,000		Call, 08/22/09, Strike $950.00	(2,850,000)
800		Call, 05/16/09, Strike $800.00	(6,124,000)
600		Call, 06/20/09, Strike $800.00	(5,367,000)
500		Call, 06/20/09, Strike $845.00	(2,882,500)
500		Call, 06/20/09, Strike $775.00	(5,467,500)
350		Call, 06/20/09, Strike $925.00	(647,500)
3,500		US Bancorp Call, 09/19/09, Strike $15.00	(1,855,000)
1,000		Wells Fargo & Company Call, 05/16/09, Strike $19.00	(235,000)

			(49,912,013)

		Industrials (0.0%)
		Suntech Power Holdings Company, Ltd.
280		Call, 06/20/09, Strike $15.00	(51,100)
185		Call, 01/16/10, Strike $10.00	(119,325)
125		Call, 01/16/10, Strike $12.50	(61,250)

			(231,675)

		TOTAL WRITTEN OPTIONS (Premium $16,920,840)	(50,635,463)

NOTES TO SCHEDULE OF INVESTMENTS

**	Eddie Bauer Holdings, Inc. filed for bankruptcy protection on June 17, 2009.
∧	Security, or portion of security, is on loan.
<>	Security, or portion of security, is held in a segregated account as collateral for written options, or securities sold short aggregating a total value of $174,410,472.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At April 30, 2009, the value of 144A securities that could not be exchanged to the registered form is $19,431,450 or 1.6% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2009.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through April 30, 2009, the fund had net purchases of $17,315,005 and earned $279,005 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $23,860,635 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

74	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Financial Statements

High Yield Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (66.9%)
		Consumer Discretionary (12.7%)
2,974,000		Brinker International, Inc. 5.750%, 06/01/14	$2,550,264
2,974,000		DISH Network Corp. 7.750%, 05/31/15	2,840,170
3,123,000		Expedia, Inc. 7.456%, 08/15/18	2,841,930
		General Motors Corp.∧**
2,478,000		7.200%, 01/15/11	284,970
198,000		7.125%, 07/15/13	19,800
		Goodyear Tire & Rubber Company
1,784,000		7.857%, 08/15/11∧	1,668,040
1,784,000		7.000%, 03/15/28	1,061,480
2,726,000		Hanesbrands, Inc.‡ 5.698%, 12/15/14	2,099,020
2,974,000		J.C. Penney Company, Inc. 5.750%, 02/15/18	2,592,130
1,983,000		Liberty Media Corp. 8.250%, 02/01/30	1,267,565
2,974,000		Mandalay Resort Group 7.625%, 07/15/13	847,590
297,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	292,545
1,190,000		Pulte Homes, Inc. 8.125%, 03/01/11	1,195,950
		Royal Caribbean Cruises, Ltd.
2,726,000		7.500%, 10/15/27	1,717,380
991,000		7.250%, 03/15/18	634,240
2,726,000		Service Corp. International 7.500%, 04/01/27	2,119,465
496,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	359,600
744,000		Toll Brothers, Inc. 8.250%, 02/01/11	742,140
2,231,000		Warnaco Group, Inc.~ 8.875%, 06/15/13	2,242,155
991,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	842,970

			28,219,404

		Consumer Staples (5.5%)
1,314,000		Chattem, Inc. 7.000%, 03/01/14	1,274,580
2,726,000		Constellation Brands, Inc. 7.250%, 09/01/16	2,644,220
1,190,000		NBTY, Inc. 7.125%, 10/01/15	1,076,950
2,974,000		Pilgrim’s Pride Corp.∧** 7.625%, 05/01/15	2,401,505
2,974,000		Reynolds American, Inc. 7.625%, 06/01/16	2,706,340
2,974,000		Smithfield Foods, Inc. 7.750%, 05/15/13	2,111,540

			12,215,135

		Energy (10.1%)
991,000		Arch Western Finance, LLC 6.750%, 07/01/13	869,603
1,437,000		Bristow Group, Inc. 7.500%, 09/15/17	1,171,155
1,983,000		Chesapeake Energy Corp. 9.500%, 02/15/15	2,012,745
2,875,000		Complete Production Services, Inc. 8.000%, 12/15/16	2,141,875
1,487,000		Comstock Resources, Inc. 6.875%, 03/01/12	1,353,170
2,359,000		Frontier Oil Corp.∧ 8.500%, 09/15/16	2,347,205
3,073,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	2,596,685
1,378,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	985,270
3,708,000		Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	3,077,640
2,379,000		Petrohawk Energy Corp. 7.125%, 04/01/12	2,230,312
1,983,000		Superior Energy Services, Inc. 6.875%, 06/01/14	1,745,040
1,983,000		Williams Companies, Inc. 8.750%, 03/15/32	1,868,436

			22,399,136

		Financials (3.3%)
2,231,000		Ford Motor Credit Company, LLC 7.875%, 06/15/10	2,053,149
991,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	936,495
2,949,000		Leucadia National Corp. 7.000%, 08/15/13	2,550,885
2,776,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	1,415,760
347,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	325,313

			7,281,602

		Health Care (1.5%)
2,478,000		Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	2,440,830
991,000		Community Health Systems, Inc. 8.875%, 07/15/15	991,000

			3,431,830

Schedule of Investments SEMIANNUAL REPORT	75

See accompanying Notes to Schedule of Investments

High Yield Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Industrials (11.7%)
3,271,000	BE Aerospace, Inc. 8.500%, 07/01/18	$2,968,432
1,289,000	Belden, Inc. 7.000%, 03/15/17	1,140,765
2,305,000	Cummins, Inc. 7.125%, 03/01/28	1,709,621
3,633,000	Deluxe Corp. 7.375%, 06/01/15	2,815,575
991,000	Gardner Denver, Inc. 8.000%, 05/01/13	869,603
3,395,000	General Cable Corp.∧ 7.125%, 04/01/17	2,970,625
1,834,000	Interline Brands, Inc. 8.125%, 06/15/14	1,760,640
1,066,000	Joy Global, Inc. 6.625%, 11/15/36	681,405
3,058,000	Kansas City Southern 13.000%, 12/15/13	3,256,770
2,478,000	SPX Corp. 7.625%, 12/15/14	2,459,415
	Terex Corp.
1,715,000	7.375%, 01/15/14	1,526,350
793,000	8.000%, 11/15/17	654,225
3,990,000	Wesco Distribution, Inc.~ 7.500%, 10/15/17	3,062,325

		25,875,751

	Information Technology (12.6%)
1,834,000	Affiliated Computer Services, Inc. 5.200%, 06/01/15	1,600,165
1,983,000	Agilent Technologies, Inc. 6.500%, 11/01/17	1,642,069
1,784,000	Amkor Technology, Inc. 9.250%, 06/01/16	1,561,000
2,553,000	Anixter International, Inc. 10.000%, 03/15/14	2,450,880
991,000	Celestica, Inc. 7.625%, 07/01/13	946,405
3,321,000	Flextronics International, Ltd. 6.500%, 05/15/13	3,130,042
3,257,000	Jabil Circuit, Inc. 8.250%, 03/15/18	2,703,310
1,983,000	Lender Processing Services, Inc. 8.125%, 07/01/16	1,973,085
	Lexmark International, Inc.
3,271,000	5.900%, 06/01/13	2,958,613
732,000	6.650%, 06/01/18	585,600
1,239,000	Motorola, Inc. 8.000%, 11/01/11	1,237,332
	National Semiconductor Corp.
1,685,000	6.150%, 06/15/12	1,518,632
1,120,000	6.600%, 06/15/17	879,288
1,487,000	Seagate Technology 6.800%, 10/01/16	1,078,075
	SunGard Data Systems, Inc.
1,487,000	10.625%, 05/15/15*	1,431,238
1,006,000	9.125%, 08/15/13	965,760
1,983,000	Xerox Corp.~ 8.000%, 02/01/27	1,388,992

		28,050,486

	Materials (5.1%)
397,000	Airgas, Inc.* 7.125%, 10/01/18	387,075
2,875,000	Anglo American, PLC* 9.375%, 04/08/14	2,986,291
1,480,000	Boise Cascade Holdings, LLC 7.125%, 10/15/14	662,300
1,081,000	Century Aluminum Company 7.500%, 08/15/14	589,145
2,776,000	Southern Copper Corp. 7.500%, 07/27/35	2,200,535
1,933,000	Steel Dynamics, Inc.* 7.750%, 04/15/16	1,536,735
2,389,000	Terra Industries, Inc. 7.000%, 02/01/17	2,257,605
	Union Carbide Corp.
639,000	7.875%, 04/01/23	469,673
347,000	7.500%, 06/01/25	228,877

		11,318,236

	Telecommunication Services (2.9%)
99,000	Frontier Communications Corp. 9.000%, 08/15/31	79,200
991,000	Leap Wireless International, Inc. 9.375%, 11/01/14	986,045
2,974,000	Qwest Communications International, Inc. 7.750%, 02/15/31	2,126,410
3,901,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	3,335,355

		6,527,010

	Utilities (1.5%)
3,123,000	Edison Mission Energy 7.500%, 06/15/13	2,670,165
991,000	Energy Future Holdings Corp. 10.250%, 11/01/15	567,348

		3,237,513

	TOTAL CORPORATE BONDS (Cost $166,220,287)	148,556,103

CONVERTIBLE BONDS (14.1%)
	Consumer Discretionary (2.6%)
1,500,000	Ford Motor Company 4.250%, 12/15/36	1,160,625

76	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

High Yield Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Interpublic Group of Companies, Inc.
1,820,000		4.750%, 03/15/23	$1,590,225
650,000		4.250%, 03/15/23	587,437
2,900,000		Liberty Media Corp. (Time Warner, Inc.)Δ 3.125%, 03/30/23	2,388,875

			5,727,162

		Energy (1.9%)
1,000,000		Bristow Group, Inc. 3.000%, 06/15/38	636,250
1,600,000		Petroleum Geo-Services ASA 2.700%, 12/03/12	800,000
1,770,000		Pioneer Natural Resources Company~ 2.875%, 01/15/38	1,427,063
1,890,000		St. Mary Land & Exploration Company 3.500%, 04/01/27	1,476,562

			4,339,875

		Financials (2.4%)
1,500,000		Affiliated Managers Group, Inc.* 3.950%, 08/15/38	1,201,875
2,710,000		Health Care REIT, Inc. 4.750%, 07/15/27	2,537,237
700,000		Host Hotels & Resorts, Inc.* 2.625%, 04/15/27	566,125
900,000		Leucadia National Corp. 3.750%, 04/15/14	994,500

			5,299,737

		Health Care (1.8%)
1,400,000		China Medical Technologies, Inc. 3.500%, 11/15/11	1,155,000
3,770,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	2,832,213

			3,987,213

		Industrials (2.8%)
2,800,000		Barnes Group, Inc. 3.375%, 03/15/27	2,194,500
2,500,000		Energy Conversion Devices, Inc. 3.000%, 06/15/13	1,553,125
4,300,000		Trinity Industries, Inc. 3.875%, 06/01/36	2,413,375

			6,161,000

		Information Technology (0.5%)
1,300,000		ON Semiconductor Corp. 2.625%, 12/15/26	1,062,750

		Materials (1.5%)
2,770,000		Newmont Mining Corp. 3.000%, 02/15/12	3,306,688

		Telecommunication Services (0.6%)
1,500,000		NII Holdings, Inc. 2.750%, 08/15/25	1,381,875

		TOTAL CONVERTIBLE BONDS (Cost $33,310,857)	31,266,300

SYNTHETIC CONVERTIBLE SECURITIES (0.7%)
Corporate Bonds (0.6%)
		Consumer Discretionary (0.1%)
26,000		Brinker International, Inc. 5.750%, 06/01/14	22,295
26,000		DISH Network Corp. 7.750%, 05/31/15	24,830
27,000		Expedia, Inc. 7.456%, 08/15/18	24,570
		General Motors Corp.∧**
22,000		7.200%, 01/15/11	2,530
2,000		7.125%, 07/15/13	200
		Goodyear Tire & Rubber Company
16,000		7.857%, 08/15/11∧	14,960
16,000		7.000%, 03/15/28	9,520
24,000		Hanesbrands, Inc.‡ 5.698%, 12/15/14	18,480
26,000		J.C. Penney Company, Inc. 5.750%, 02/15/18	22,661
17,000		Liberty Media Corp. 8.250%, 02/01/30	10,867
26,000		Mandalay Resort Group 7.625%, 07/15/13	7,410
3,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	2,955
10,000		Pulte Homes, Inc. 8.125%, 03/01/11	10,050
		Royal Caribbean Cruises, Ltd.
24,000		7.500%, 10/15/27	15,120
9,000		7.250%, 03/15/18	5,760
24,000		Service Corp. International 7.500%, 04/01/27	18,660
4,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	2,900
6,000		Toll Brothers, Inc. 8.250%, 02/01/11	5,985
19,000		Warnaco Group, Inc.~ 8.875%, 06/15/13	19,095
9,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	7,656

			246,504

		Consumer Staples (0.1%)
11,000		Chattem, Inc. 7.000%, 03/01/14	10,670
24,000		Constellation Brands, Inc. 7.250%, 09/01/16	23,280

Schedule of Investments SEMIANNUAL REPORT	77

See accompanying Notes to Schedule of Investments

High Yield Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

10,000	NBTY, Inc. 7.125%, 10/01/15	$9,050
26,000	Pilgrim’s Pride Corp.∧** 7.625%, 05/01/15	20,995
26,000	Reynolds American, Inc. 7.625%, 06/01/16	23,660
26,000	Smithfield Foods, Inc. 7.750%, 05/15/13	18,460

		106,115

	Energy (0.1%)
9,000	Arch Western Finance, LLC 6.750%, 07/01/13	7,898
13,000	Bristow Group, Inc. 7.500%, 09/15/17	10,595
17,000	Chesapeake Energy Corp. 9.500%, 02/15/15	17,255
25,000	Complete Production Services, Inc. 8.000%, 12/15/16	18,625
13,000	Comstock Resources, Inc. 6.875%, 03/01/12	11,830
21,000	Frontier Oil Corp.∧ 8.500%, 09/15/16	20,895
27,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	22,815
12,000	Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	8,580
32,000	Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	26,560
21,000	Petrohawk Energy Corp. 7.125%, 04/01/12	19,687
17,000	Superior Energy Services, Inc. 6.875%, 06/01/14	14,960
17,000	Williams Companies, Inc. 8.750%, 03/15/32	16,018

		195,718

	Financials (0.0%)
19,000	Ford Motor Credit Company, LLC 7.875%, 06/15/10	17,485
9,000	Host Hotels & Resorts, Inc. 7.125%, 11/01/13	8,505
26,000	Leucadia National Corp. 7.000%, 08/15/13	22,490
24,000	Nuveen Investments, Inc.* 10.500%, 11/15/15	12,240
3,000	Omega Healthcare Investors, Inc. 7.000%, 04/01/14	2,813

		63,533

	Health Care (0.0%)
22,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	21,670
9,000	Community Health Systems, Inc. 8.875%, 07/15/15	9,000

		30,670

	Industrials (0.1%)
29,000	BE Aerospace, Inc. 8.500%, 07/01/18	26,317
11,000	Belden, Inc. 7.000%, 03/15/17	9,735
20,000	Cummins, Inc. 7.125%, 03/01/28	14,834
32,000	Deluxe Corp. 7.375%, 06/01/15	24,800
9,000	Gardner Denver, Inc. 8.000%, 05/01/13	7,898
30,000	General Cable Corp.∧ 7.125%, 04/01/17	26,250
16,000	Interline Brands, Inc. 8.125%, 06/15/14	15,360
9,000	Joy Global, Inc. 6.625%, 11/15/36	5,753
27,000	Kansas City Southern 13.000%, 12/15/13	28,755
22,000	SPX Corp. 7.625%, 12/15/14	21,835
	Terex Corp.
15,000	7.375%, 01/15/14	13,350
7,000	8.000%, 11/15/17	5,775
35,000	Wesco Distribution, Inc.~ 7.500%, 10/15/17	26,862

		227,524

	Information Technology (0.1%)
16,000	Affiliated Computer Services, Inc. 5.200%, 06/01/15	13,960
17,000	Agilent Technologies, Inc. 6.500%, 11/01/17	14,077
16,000	Amkor Technology, Inc. 9.250%, 06/01/16	14,000
22,000	Anixter International, Inc. 10.000%, 03/15/14	21,120
9,000	Celestica, Inc. 7.625%, 07/01/13	8,595
29,000	Flextronics International, Ltd. 6.500%, 05/15/13	27,332
28,000	Jabil Circuit, Inc. 8.250%, 03/15/18	23,240
17,000	Lender Processing Services, Inc. 8.125%, 07/01/16	16,915

78	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

High Yield Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Lexmark International, Inc.
29,000	5.900%, 06/01/13	$26,230
6,000	6.650%, 06/01/18	4,800
11,000	Motorola, Inc. 8.000%, 11/01/11	10,985
	National Semiconductor Corp.
15,000	6.150%, 06/15/12	13,519
10,000	6.600%, 06/15/17	7,851
13,000	Seagate Technology 6.800%, 10/01/16	9,425
	SunGard Data Systems, Inc.
13,000	10.625%, 05/15/15*	12,513
9,000	9.125%, 08/15/13	8,640
17,000	Xerox Corp.~ 8.000%, 02/01/27	11,908

		245,110

	Materials (0.1%)
3,000	Airgas, Inc.* 7.125%, 10/01/18	2,925
25,000	Anglo American, PLC* 9.375%, 04/08/14	25,968
13,000	Boise Cascade Holdings, LLC 7.125%, 10/15/14	5,817
9,000	Century Aluminum Company 7.500%, 08/15/14	4,905
24,000	Southern Copper Corp. 7.500%, 07/27/35	19,025
17,000	Steel Dynamics, Inc.* 7.750%, 04/15/16	13,515
21,000	Terra Industries, Inc. 7.000%, 02/01/17	19,845
	Union Carbide Corp.
6,000	7.875%, 04/01/23	4,410
3,000	7.500%, 06/01/25	1,979

		98,389

	Telecommunication Services (0.0%)
1,000	Frontier Communications Corp. 9.000%, 08/15/31	800
9,000	Leap Wireless International, Inc. 9.375%, 11/01/14	8,955
26,000	Qwest Communications International, Inc. 7.750%, 02/15/31	18,590
34,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	29,070

		57,415

	Utilities (0.0%)
27,000	Edison Mission Energy 7.500%, 06/15/13	23,085
9,000	Energy Future Holdings Corp. 10.250%, 11/01/15	5,153

		28,238

	TOTAL CORPORATE BONDS	1,299,216

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.1%)#
	Consumer Discretionary (0.1%)
55	Amazon.com, Inc. Call, 01/16/10, Strike $70.00	109,863
100	Nike, Inc. - Class B Call, 01/16/10, Strike $60.00	44,500

		154,363

	Information Technology (0.0%)
25	Apple, Inc. Call, 01/16/10, Strike $170.00	11,375
	QUALCOMM, Inc.
100	Call, 01/16/10, Strike $45.00	42,750
80	Call, 01/16/10, Strike $50.00	20,480

		74,605

	TOTAL PURCHASED OPTIONS	228,968

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $1,942,704)	1,528,184

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (13.8%)
	Consumer Staples (3.1%)
120,000	Archer Daniels Midland Company 6.250%	4,022,400
	Bunge, Ltd.
14,000	4.875%	964,250
3,900	5.125%	1,901,250

		6,887,900

	Financials (3.9%)
89,600	Affiliated Managers Group, Inc. 5.150%	1,909,600
27,000	American International Group, Inc. 8.500%	137,970
3,950	Bank of America Corp. 7.250%	2,310,750
83,400	Citigroup, Inc. 6.500%	2,635,440

Schedule of Investments SEMIANNUAL REPORT	79

See accompanying Notes to Schedule of Investments

High Yield Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

2,850	Wells Fargo & Company 7.500%	$1,761,300

		8,755,060

	Health Care (2.9%)
3,500	Mylan, Inc. 6.500%	2,982,000
16,500	Schering-Plough Corp. 6.000%	3,485,460

		6,467,460

	Materials (3.9%)
65,750	Freeport-McMoRan Copper & Gold, Inc. 6.750%	4,536,750
115,000	Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	4,026,150

		8,562,900

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $37,026,340)	30,673,320

INVESTMENT IN AFFILIATED FUND (3.6%)
8,071,350	Calamos Government Money Market Fund - Class I SharesΩ (Cost $8,071,350)	8,071,350

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (3.4%)
22,675	Bank of New York Institutional Cash Reserve Series Bπ	2,948
7,538,000	Goldman Sachs Financial Square Prime Obligations Fund	7,538,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $7,560,675)	7,540,948

TOTAL INVESTMENTS (102.5%) (Cost $254,132,213)		227,636,205

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.4%)		(7,560,675)

OTHER ASSETS, LESS LIABILITIES (0.9%)		1,996,520

NET ASSETS (100.0%)		$222,072,050

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.3%)#
	Financials (-0.1%)
200	Leucadia National Corp. Call, 09/19/09, Strike $25.00	$(37,000)
175	SPDR Trust Series 1 Call, 06/20/09, Strike $81.00	(143,063)

		(180,063)

	Materials (-0.2%)
400	Freeport-McMoRan Copper & Gold, Inc. Call, 08/22/09, Strike $35.00	(414,000)

	TOTAL WRITTEN OPTIONS (Premium $253,047)	(594,063)

NOTES TO SCHEDULE OF INVESTMENTS

∧	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2009.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At April 30, 2009, the value of 144A securities that could not be exchanged to the registered form is $3,012,259 or 1.4% of net assets.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $7,396,338.
**	Pilgrim’s Pride Corp. and General Motors Corp filed for bankruptcy protection on December 1, 2008 and June 1, 2009, respectively.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through April 30, 2009, the fund had net purchases of $5,060,234 and earned $24,230 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $3,011,116 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

80	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Financial Statements

Total Return Bond Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (46.2%)
	Consumer Discretionary (1.8%)
500,000	DIRECTV Financing Company, Inc. 8.375%, 03/15/13	$510,000
1,000,000	McDonald’s Corp. 6.300%, 10/15/37	1,023,388
1,500,000	Walt Disney Company 6.375%, 03/01/12	1,617,236

		3,150,624

	Consumer Staples (9.3%)
1,000,000	Altria Group, Inc. 10.200%, 02/06/39	1,103,687
1,500,000	Anheuser-Busch InBev, NV* 8.200%, 01/15/39	1,507,199
2,000,000	Coca-Cola Company 3.625%, 03/15/14	2,045,606
2,000,000	Costco Wholesale Corp. 5.300%, 03/15/12	2,143,616
1,700,000	General Mills, Inc. 5.250%, 08/15/13	1,778,261
1,500,000	Kimberly-Clark Corp. 7.500%, 11/01/18	1,756,432
	Kraft Foods, Inc.
1,000,000	6.250%, 06/01/12	1,062,961
1,000,000	6.000%, 02/11/13	1,052,572
1,000,000	PepsiCo, Inc. 7.900%, 11/01/18	1,208,969
1,000,000	Philip Morris International, Inc. 6.875%, 03/17/14	1,097,434
1,000,000	Procter & Gamble Company 4.600%, 01/15/14	1,060,105

		15,816,842

	Energy (4.9%)
500,000	Chesapeake Energy Corp. 7.500%, 09/15/13	477,500
2,000,000	Chevron Corp. 3.450%, 03/03/12	2,058,774
1,000,000	ConocoPhillips 5.750%, 02/01/19	1,022,727
1,000,000	Hess Corp. 8.125%, 02/15/19	1,097,426
500,000	Tennessee Gas Pipeline Company* 8.000%, 02/01/16	512,500
1,000,000	Transocean, Ltd. 5.250%, 03/15/13	1,013,307
	Virginia Electric and Power Company
500,000	8.875%, 11/15/38	648,831
500,000	5.100%, 11/30/12	515,325
1,000,000	XTO Energy, Inc. 4.625%, 06/15/13	980,176

		8,326,566

	Financials (5.5%)
1,500,000	Bank of America Corp. 5.300%, 03/15/17	1,126,575
1,500,000	Berkshire Hathaway Finance Corp. 5.000%, 08/15/13	1,555,252
1,500,000	BP Capital Markets, PLC 5.250%, 11/07/13	1,618,887
2,000,000	CME Group, Inc. 5.750%, 02/15/14	2,106,338
1,500,000	JPMorgan Chase & Company 6.000%, 10/01/17	1,401,713
1,500,000	Shell International Finance, BV 6.375%, 12/15/38	1,601,913

		9,410,678

	Health Care (5.1%)
1,000,000	Amgen, Inc. 6.400%, 02/01/39	1,009,833
1,000,000	Biogen Idec, Inc. 6.875%, 03/01/18	979,225
2,000,000	Eli Lilly and Company 3.550%, 03/06/12	2,055,220
500,000	HCA, Inc.* 9.875%, 02/15/17	502,500
2,000,000	Pfizer, Inc. 5.350%, 03/15/15	2,152,678
2,000,000	Roche Holding, AG* 4.500%, 03/01/12	2,098,432

		8,797,888

	Industrials (4.8%)
1,500,000	Emerson Electric Company 4.125%, 04/15/15	1,519,038
2,000,000	ITT Corp. 6.125%, 05/01/19	2,057,140
500,000	Tyco International, Ltd. 8.500%, 01/15/19	536,093
2,000,000	United Parcel Service, Inc. 3.875%, 04/01/14	2,063,988
1,000,000	United Technologies Corp. 6.125%, 02/01/19	1,078,729
1,000,000	Waste Management, Inc. 7.375%, 08/01/10	1,022,034

		8,277,022

	Information Technology (3.9%)
1,500,000	Cisco Systems, Inc. 5.900%, 02/15/39	1,424,437
1,500,000	Hewlett-Packard Company 6.125%, 03/01/14	1,651,212
500,000	Jabil Circuit, Inc. 5.875%, 07/15/10	477,500
	Nokia Corp.≠
1,000,000	6.625%, 05/15/39	1,009,510

Schedule of Investments SEMIANNUAL REPORT	81

See accompanying Notes to Schedule of Investments

Total Return Bond Fund

 SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

1,000,000	5.375%, 05/15/19	$1,007,070
1,000,000	Xerox Corp. 7.125%, 06/15/10	1,010,550

		6,580,279

	Materials (3.7%)
1,500,000	Anglo American, PLC* 9.375%, 04/08/14	1,558,065
1,000,000	Barrick Gold Corp. 6.950%, 04/01/19	1,059,449
2,000,000	BHP Billiton, Ltd. 6.500%, 04/01/19	2,176,354
500,000	Mosaic Company* 7.375%, 12/01/14	496,809
1,000,000	Vulcan Materials Company 6.300%, 06/15/13	983,679

		6,274,356

	Telecommunication Services (6.0%)
2,000,000	AT&T, Inc. 5.800%, 02/15/19	2,037,296
2,150,000	Deutsche Telekom, AG 8.500%, 06/15/10	2,260,686
2,000,000	Koninklijke KPN, NV 8.000%, 10/01/10	2,098,360
2,000,000	Telefonica Europe, BV 7.750%, 09/15/10	2,100,966
1,500,000	Verizon Wireless Capital, Inc.* 7.375%, 11/15/13	1,670,570

		10,167,878

	Utilities (1.2%)
1,000,000	Consolidated Edison, Inc. 6.750%, 04/01/38	1,022,168
1,000,000	Exelon Corp. 6.950%, 06/15/11	1,038,538

		2,060,706

	TOTAL CORPORATE BONDS (Cost $76,348,241)	78,862,839

U.S. GOVERNMENT AND AGENCY SECURITIES (10.4%)
2,000,000	Federal National Mortgage Association 2.500%, 02/17/12	2,019,536
2,810,117	Overseas Private Investment Corp.‡ 1.714%, 01/17/17	2,810,117
	United States Treasury Note
6,000,000	1.750%, 01/31/14	5,945,658
3,952,640	2.125%, 01/15/19	4,135,450
1,967,700	1.375%, 07/15/18	1,922,813
1,000,000	2.750%, 02/15/19	968,903

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $17,944,336)	17,802,477

ASSET BACKED SECURITIES (0.7%)
1,145,000	Honda Auto Receivables Owner Trust 4.880%, 09/18/14 (Cost $1,135,672)	1,173,482

RESIDENTIAL MORTGAGE BACKED SECURITIES (44.8%)
6,000,000	Federal Home Loan Mortgage Corp.≠ 6.000%, 05/01/39	6,263,436
	Federal National Mortgage Association
14,000,000	5.000%, 05/01/39≠	14,400,316
13,000,000	5.500%, 05/01/39≠	13,469,222
7,000,000	4.500%, 05/01/24≠	7,192,500
6,021,321	6.000%, 06/01/37	6,302,273
6,000,000	5.000%, 05/01/24≠	6,207,186
5,669,615	5.643%, 11/01/37‡	5,913,965
5,000,000	4.500%, 05/01/39≠	5,089,060
3,996,358	5.500%, 06/01/37	4,145,360
2,960,880	5.000%, 05/01/37	3,048,902
1,825,652	4.704%, 05/01/38‡	1,883,776
1,636,458	6.000%, 05/01/37	1,712,814
961,007	6.500%, 06/01/36	1,019,734

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $75,784,466)	76,648,544

NUMBER OF
SHARES		VALUE

INVESTMENT IN AFFILIATED FUND (29.3%)
49,993,119	Calamos Government Money Market Fund - Class I SharesΩ (Cost $49,993,119)	49,993,119

	TOTAL INVESTMENTS (131.4%) (Cost $221,205,834)	224,480,461

LIABILITIES, LESS OTHER ASSETS (-31.4%)		(53,669,778)

NET ASSETS (100.0%)		$170,810,683

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At April 30, 2009, the value of 144A securities that could not be exchanged to the registered form is $5,163,696 or 3.0% of net assets.
≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2009.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through April 30, 2009, the fund had net purchases of $18,474,651 and earned $197,651 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $31,518,468 in the affiliated fund.

82	SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Financial Statements

Statements of Assets and Liabilities

	Growth	Growth and	Value	Blue Chip
April 30, 2009 (unaudited)	Fund	Income Fund	Fund	Fund

ASSETS
Investments in securities, at value (cost $8,021,944,899; $3,596,941,585; $65,084,336; $71,290,655)*	$7,055,324,670	$3,149,630,086	$53,844,430	$65,407,681
Investments in affiliated funds, at value (cost $329,759,710; $55,575,401; $861,269; $462,271)	329,759,710	55,575,401	861,269	462,271
Cash with custodian (interest bearing)	219	212	379	407
Foreign currency (cost $48,133)	—	—	48,123	—
Receivables:
Accrued interest and dividends	4,693,651	13,045,168	141,018	66,266
Investments sold	—	—	—	502,725
Fund shares sold	14,650,156	3,259,695	44,547	48,099
Prepaid expenses	350,593	160,568	40,005	39,114
Other assets	336,553	153,042	35,991	30,552

Total assets	$7,405,115,552	$3,221,824,172	$55,015,762	$66,557,115

LIABILITIES AND NET ASSETS
Options written, at value (premium $3,544,009)	—	11,812,500	—	—
Payables:
Cash collateral for securities loaned	337,742,578	52,674,042	56,503	763,498
Investments purchased	12,849,549	6,000,027	—	—
Fund shares redeemed	20,285,962	5,969,622	36,388	27,019
Affiliates:
Investment advisory fees	4,451,416	1,703,053	43,068	52,473
Distribution fees	257,026	149,382	1,435	1,813
Deferred compensation to Trustees	336,553	153,042	35,991	30,552
Financial accounting fees	63,746	29,548	501	611
Trustees’ fees and officer compensation	3,444	1,745	184	213
Other accounts payable and accrued liabilities	3,255,656	1,282,016	39,207	42,023

Total liabilities	379,245,930	79,774,977	213,277	918,202

NET ASSETS	$7,025,869,622	$3,142,049,195	$54,802,485	$65,638,913

ANALYSIS OF NET ASSETS
Paid in capital	$8,885,236,908	$3,787,678,009	$74,732,709	$96,178,563
Undistributed net investment income (loss)	(16,131,580)	11,568,077	79,176	37,451
Accumulated net realized gain (loss) on investments, short positions, written options,
and foreign currency transactions	(876,636,667)	(201,616,901)	(8,765,138)	(24,694,127)
Unrealized appreciation (depreciation) of investments, short positions, written options,
and foreign currency translations	(966,599,039)	(455,579,990)	(11,244,262)	(5,882,974)

NET ASSETS	$7,025,869,622	$3,142,049,195	$54,802,485	$65,638,913

CLASS A SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$4,497,233,605	$1,505,704,418	$28,730,947	$32,070,293
Shares outstanding	136,258,880	66,190,183	3,411,895	3,815,194
Net asset value and redemption price per share	$33.01	$22.75	$8.42	$8.41

Maximum offering price per share (Net asset value, plus 4.99% of net asset value or 4.75% of offering price)	$34.66	$23.88	$8.84	$8.83

CLASS B SHARES (no par value; unlimited number of shares authorized)**
Net assets applicable to shares outstanding	$538,322,075	$348,959,494	$4,518,973	$4,585,419
Shares outstanding	16,201,978	13,577,306	566,377	562,931
Net asset value and redemption price per share	$33.23	$25.70	$7.98	$8.15

CLASS C SHARES (no par value; unlimited number of shares authorized)**
Net assets applicable to shares outstanding	$1,504,608,283	$1,098,929,945	$5,970,174	$9,492,908
Shares outstanding	49,481,634	48,067,088	748,693	1,164,927
Net asset value and redemption price per share	$30.41	$22.86	$7.97	$8.15

CLASS I SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$484,126,035	$187,182,198	$15,513,967	$19,389,692
Shares outstanding	13,524,538	8,408,234	1,815,708	2,298,235
Net asset value and redemption price per share	$35.80	$22.26	$8.54	$8.44

CLASS R SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$1,579,624	$1,273,140	$68,424	$100,601
Shares outstanding	48,139	56,140	8,155	12,000
Net asset value and redemption price per share	$32.81	$22.68	$8.39	$8.38

*	Includes securities on loan with a value of $344,730,286, $49,713,909, $52,440, $760,260 for Growth Fund, Growth and Income Fund, Value Fund, and Blue Chip Fund, respectively
**	Redemption price may be reduced by contingent deferred sales charge.

Statements of Assets and Liabilities SEMIANNUAL REPORT	83

See accompanying Notes to Financial Statements

Statements of Assets and Liabilities

	Multi-Fund	130/30	Global Growth and	International
April 30, 2009 (unaudited)	Blend	Equity Fund	Income Fund	Growth Fund

ASSETS
Investments in securities, at value (cost $13,484,132; $727,147,399; $207,273,374)*	$—	$12,836,496	$626,971,203	$167,139,802
Investments in affiliated funds, at value (cost $20,778,796; $1,436,915; $6,739,296; $841,269)	14,261,147	1,436,915	6,739,296	841,269
Cash with custodian (interest bearing)	200	928	246	494
Due from investment advisor	12,782	14,837	—	—
Foreign currency (cost $191,374, $88,686)	—	—	191,058	88,539
Receivables:
Accrued interest and dividends	—	3,506	3,810,132	939,074
Investments sold	—	1,120,854	—	1,205,875
Fund shares sold	1,512	—	439,520	178,065
Prepaid expenses	29,352	17,685	71,831	51,294
Deferred offering costs	—	15,538	—	—
Other assets	13,754	5,530	54,834	26,358

Total assets	14,318,747	15,452,289	638,278,120	170,470,770

LIABILITIES AND NET ASSETS
Options written, at value (premium $338,074)	—	—	1,107,000	—
Payables:
Cash collateral for securities loaned	—	—	1,680,018	—
Investments purchased	198	1,734,043	—	1,472,151
Fund shares redeemed	26,250	—	1,227,421	307,411
Affiliates:
Investment advisory fees	—	13,286	501,555	133,429
Distribution fees	720	131	25,340	5,747
Deferred compensation to Trustees	13,754	5,530	54,834	26,358
Financial accounting fees	131	130	5,897	1,553
Trustees’ fees and officer compensation	138	123	474	235
Unrealized depreciation on forward foreign currency contracts	—	—	3,132,595	—
Other accounts payable and accrued liabilities	23,412	18,603	280,049	131,002

Total liabilities	64,603	1,771,846	8,015,183	2,077,886

NET ASSETS	$14,254,144	$13,680,443	$630,262,937	$168,392,884

ANALYSIS OF NET ASSETS
Paid in capital	$23,021,574	$25,548,457	$837,202,749	$303,016,391
Undistributed net investment income (loss)	95,263	281,216	431,183	(141,729)
Accumulated net realized gain (loss) on investments, short positions, written options, and foreign currency transactions	(2,345,044)	(11,501,593)	(103,274,014)	(94,318,787)
Unrealized appreciation (depreciation) of investments, short positions, written options, and foreign currency translations	(6,517,649)	(647,637)	(104,096,981)	(40,162,991)

NET ASSETS	$14,254,144	$13,680,443	$630,262,937	$168,392,884

CLASS A SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$6,965,565	$764,870	$239,779,226	$87,278,951
Shares outstanding	871,231	143,681	30,813,401	9,255,374
Net asset value and redemption price per share	$8.00	$5.32	$7.78	$9.43

Maximum offering price per share (Net asset value, plus 4.99% of net asset value or 4.75% of offering price)	$8.40	$5.59	$8.17	$9.90

CLASS B SHARES (no par value; unlimited number of shares authorized)**
Net assets applicable to shares outstanding	$1,903,091	$554,785	$47,115,872	$13,801,549
Shares outstanding	242,018	104,551	5,922,991	1,495,936
Net asset value and redemption price per share	$7.86	$5.31	$7.95	$9.22

CLASS C SHARES (no par value; unlimited number of shares authorized)**
Net assets applicable to shares outstanding	$5,196,571	$588,384	$204,180,747	$35,702,320
Shares outstanding	661,077	110,877	27,384,228	3,874,818
Net asset value and redemption price per share	$7.86	$5.31	$7.45	$9.21

CLASS I SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$116,625	$11,239,487	$138,896,087	$31,481,879
Shares outstanding	14,514	2,109,915	17,624,679	3,321,830
Net asset value and redemption price per share	$8.04	$5.33	$7.88	$9.47

CLASS R SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$72,292	$532,917	$291,005	$128,185
Shares outstanding	9,076	100,146	37,543	13,638
Net asset value and redemption price per share	$7.97	$5.32	$7.75	$9.39

*	Includes securities on loan with a value of $1,649,256 for Global Growth and Income Fund.
**	Redemption price may be reduced by contingent deferred sales charge.

84	SEMIANNUAL REPORT Statements of Assets and Liabilities

See accompanying Notes to Financial Statements

Statements of Assets and Liabilities

	Global	Evolving World	Convertible	Market Neutral
April 30, 2009 (unaudited)	Equity Fund	Growth Fund	Fund	Income Fund

ASSETS
Investments in securities, at value (cost $32,472,387; $24,622,228; $1,603,782,914; $1,513,552,263)*	$25,338,598	$20,985,368	$1,663,391,822	$1,189,490,191
Investments in affiliated funds, at value (cost $609,165; $506,341; $88,786,839; $41,175,640)	609,165	506,341	88,786,839	41,175,640
Cash with custodian (interest bearing)	627	675	970	8,069,359
Due from investment advisor	7,630	15,560	—	—
Restricted cash for short positions (interest bearing)	—	—	—	128,392,753
Restricted foreign currency for short positions (cost $1,816,705)	—	—	—	1,605,086
Foreign currency (cost $5,975; $8,330)	5,965	8,292	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	31,643	—
Receivables:
Accrued interest and dividends	91,657	96,993	8,250,162	4,813,712
Investments sold	—	—	—	13,509,483
Fund shares sold	300	500	30,885,236	13,430,902
Prepaid expenses	43,227	17,954	88,782	106,654
Deferred offering costs	—	33,128	—	—
Other assets	12,717	5,480	52,513	62,946

Total assets	26,109,886	21,670,291	1,791,487,967	1,400,656,726

LIABILITIES AND NET ASSETS
Common stocks sold short, at value (proceeds $138,892,486)	—	—	—	137,139,943
Options written, at value (premium $16,920,840)	—	—	—	50,635,463
Payables:
Cash collateral for securities loaned	—	—	10,109,357	10,134,808
Investments purchased	137,494	422,642	13,018,408	11,360,509
Fund shares redeemed	31,919	—	8,182,323	3,964,631
Affiliates:
Investment advisory fees	25,602	18,154	906,040	671,742
Distribution fees	771	204	59,053	42,758
Deferred compensation to Trustees	12,717	5,480	52,513	62,946
Financial accounting fees	235	193	15,373	11,038
Trustees’ fees and officer compensation	146	136	877	776
Unrealized depreciation on forward foreign currency contracts	116,988	—	241,761	—
Other accounts payable and accrued liabilities	27,720	21,941	134,080	370,295

Total liabilities	353,592	468,750	32,719,785	214,394,909

NET ASSETS	$25,756,294	$21,201,541	$1,758,768,182	$1,186,261,817

ANALYSIS OF NET ASSETS
Paid in capital	$43,717,887	$26,542,509	$1,705,757,752	$1,523,522,653
Undistributed net investment income (loss)	(339,762)	111,500	4,942,897	(34,917,418)
Accumulated net realized gain (loss) on investments, short positions, written options, and foreign currency transactions	(10,368,524)	(1,813,138)	(11,331,146)	53,892,353
Unrealized appreciation (depreciation) of investments, short positions, written options, and foreign currency translations	(7,253,307)	(3,639,330)	59,398,679	(356,235,771)

NET ASSETS	$25,756,294	$21,201,541	$1,758,768,182	$1,186,261,817

CLASS A SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$16,451,484	$2,085,530	$1,065,761,747	$734,783,806
Shares outstanding	2,301,787	264,988	67,487,004	70,355,239
Net asset value and redemption price per share	$7.14	$7.87	$15.79	$10.44

Maximum offering price per share (Net asset value, plus 4.99% of net asset value or 4.75% of offering price)	$7.50	$8.26	$16.58	$10.96

CLASS B SHARES (no par value; unlimited number of shares authorized)**
Net assets applicable to shares outstanding	$1,611,614	$814,083	$84,766,556	$38,446,883
Shares outstanding	227,291	103,664	4,586,711	3,507,160
Net asset value and redemption price per share	$7.09	$7.85	$18.48	$10.96

CLASS C SHARES (no par value; unlimited number of shares authorized)**
Net assets applicable to shares outstanding	$3,396,049	$799,120	$377,995,158	$302,088,027
Shares outstanding	479,868	101,760	24,018,726	28,504,480
Net asset value and redemption price per share	$7.07	$7.85	$15.74	$10.60

CLASS I SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$3,547,918	$16,710,132	$229,971,442	$110,630,624
Shares outstanding	496,829	2,120,741	15,423,872	10,690,320
Net asset value and redemption price per share	$7.14	$7.87	$14.91	$10.35

CLASS R SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$749,229	$792,676	$273,279	$312,477
Shares outstanding	105,276	100,769	17,329	29,972
Net asset value and redemption price per share	$7.11	$7.86	$15.77	$10.43

*	Includes securities on loan with a value of $9,924,061 and $9,936,113 for Convertible Fund and Market Neutral Income Fund respectively.
**	Redemption price may be reduced by contingent deferred sales charge.

Statements of Assets and Liabilities SEMIANNUAL REPORT	85

See accompanying Notes to Financial Statements

Statements of Assets and Liabilities

		Total Return
April 30, 2009 (unaudited)	High Yield Fund	Bond Fund

ASSETS
Investments in securities, at value (cost $246,060,863; $171,212,715)*	$219,564,855	$174,487,342
Investments in affiliated funds, at value (cost $8,071,350; $49,993,119)	8,071,350	49,993,119
Cash with custodian (interest bearing)	978	909
Due from investment advisor	—	16,370
Receivables:
Accrued interest and dividends	4,286,566	1,308,868
Investments sold	—	3,480,934
Fund shares sold	1,166,738	1,000,629
Prepaid expenses	43,271	35,669
Other assets	38,609	13,184

Total assets	233,172,367	230,337,024

LIABILITIES AND NET ASSETS
Options written, at value (premium $253,047)	594,063	—
Payables:
Cash collateral for securities loaned	7,560,675	—
Investments purchased	2,443,763	58,736,998
Fund shares redeemed	254,160	588,743
Affiliates:
Investment advisory fees	124,691	68,155
Distribution fees	7,480	6,175
Deferred compensation to Trustees	38,609	13,184
Financial accounting fees	1,955	1,603
Trustees’ fees and officer compensation	243	242
Other accounts payable and accrued liabilities	74,678	111,241

Total liabilities	11,100,317	59,526,341

NET ASSETS	$222,072,050	$170,810,683

ANALYSIS OF NET ASSETS
Paid in capital	$262,335,162	$165,688,164
Undistributed net investment income (loss)	1,876,690	(1,664,101)
Accumulated net realized gain (loss) on investments, written options, and foreign currency transactions	(15,302,792)	3,511,993
Unrealized appreciation (depreciation) of investments, written options, and foreign currency translations	(26,837,010)	3,274,627

NET ASSETS	$222,072,050	$170,810,683

CLASS A SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$162,482,775	$74,146,193
Shares outstanding	20,284,530	7,009,326
Net asset value and redemption price per share	$8.01	$10.58

Maximum offering price per share (Net asset value, plus 4.99% of net asset value or 4.75% of offering price)	$8.41	$11.11 #

CLASS B SHARES (no par value; unlimited number of shares authorized)**
Net assets applicable to shares outstanding	$17,362,386	$21,080,915
Shares outstanding	2,095,299	1,992,822
Net asset value and redemption price per share	$8.29	$10.58

CLASS C SHARES (no par value; unlimited number of shares authorized)**
Net assets applicable to shares outstanding	$34,646,409	$34,983,325
Shares outstanding	4,206,270	3,307,687
Net asset value and redemption price per share	$8.24	$10.58

CLASS I SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$7,494,236	$39,461,583
Shares outstanding	935,480	3,731,919
Net asset value and redemption price per share	$8.01	$10.57

CLASS R SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$86,244	$1,138,667
Shares outstanding	10,774	107,655
Net asset value and redemption price per share	$8.00	$10.58

*	Includes securities on loan with a value of $7,305,355 for High Yield Fund.
**	Redemption price may be reduced by contingent deferred sales charge.
∧	For Total Return Bond Fund, includes $54,638,300 purchased on a delayed delivery basis.
#	For Total Return Bond Fund, maximum offering price per share is Net asset value plus 3.75% of offering price.

86	SEMIANNUAL REPORT Statements of Assets and Liabilities

See accompanying Notes to Financial Statements

Statements of Operations

	Growth	Growth and	Value	Blue Chip
Six Months Ended April 30, 2009 (unaudited)	Fund	Income Fund	Fund	Fund

INVESTMENT INCOME
Interest	$95,570	$30,142,182	$—	$—
Dividends	26,639,132	31,899,519	722,145	1,042,001
Dividends from affiliates	1,127,707	299,239	9,763	17,204
Securities lending income	2,404,186	105,008	3,104	3,647

Total investment income*	30,266,595	62,445,948	735,012	1,062,852

EXPENSES
Investment advisory fees	26,424,085	10,379,283	294,928	405,434
Distribution fees
Class A	5,154,839	1,890,898	41,501	59,817
Class B	2,502,414	1,723,745	22,323	22,064
Class C	7,004,778	5,435,559	30,004	47,663
Class R	2,872	2,463	156	234
Financial accounting fees	371,991	178,202	3,411	4,693
Transfer agent fees	6,189,469	2,345,575	49,966	60,367
Accounting fees	220,262	105,555	2,285	3,046
Audit fees	149,366	75,332	9,994	10,532
Legal fees	67,472	31,570	3,134	3,315
Custodian fees	83,079	38,711	3,379	1,731
Printing and mailing fees	1,529,183	467,733	7,536	8,089
Registration fees	170,542	62,075	26,773	27,463
Trustees’ fees and officer compensation	162,004	80,882	8,135	8,758
Other	205,989	91,433	5,601	6,869

Total expenses	50,238,345	22,909,016	509,126	670,075
Less expense reductions	(210,859)	(54,548)	(1,347)	(2,189)

Net expenses	50,027,486	22,854,468	507,779	667,886

NET INVESTMENT INCOME (LOSS)	(19,760,891)	39,591,480	227,233	394,966

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	(596,951,458)	(208,290,752)	(8,557,121)	(23,091,636)
Purchased options	—	8,657,447	—	—
Foreign currency transactions	(13,812)	(14,351)	(4,867)	(201)
Written options	—	(3,552,156)	—	—
Change in net unrealized appreciation/depreciation on:
Investments, excluding purchased options	632,702,784	396,911,346	2,101,175	13,449,837
Purchased options	—	(9,099,542)	—	—
Foreign currency translations	22,501	—	306	—
Written options	—	(8,268,491)	—	—

NET GAIN (LOSS) ON INVESTMENTS	35,760,015	176,343,501	(6,460,507)	(9,642,000)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,999,124	$215,934,981	$(6,233,274)	$(9,247,034)

*	Net of foreign taxes withheld of $431,475, $246,812, $23,988, and $7,925 for the Growth Fund, Growth and Income Fund, Value Fund, and Blue Chip Fund respectively.

Statements of Operations SEMIANNUAL REPORT	87

See accompanying Notes to Financial Statements

Statements of Operations

	Multi-Fund	130/30	Global Growth and	International
Six Months Ended April 30, 2009 (unaudited)	Blend	Equity Fund	Income Fund	Growth Fund

INVESTMENT INCOME
Interest	$—	$—	$8,424,858	$—
Dividends	—	475,500	5,657,122	1,440,082
Dividends from affiliates	174,828	11,909	52,767	34,079
Securities lending income	—	—	24,361	—

Total investment income*	174,828	487,409	14,159,108	1,474,161

EXPENSES
Investment advisory fees	—	85,112	3,127,655	896,395
Performance fees**	—	—	—	(65,177)
Distribution fees
Class A	9,101	981	315,165	114,066
Class B	9,249	2,921	235,534	66,757
Class C	24,321	3,006	1,034,891	176,610
Class R	161	1,384	635	279
Financial accounting fees	819	822	36,574	10,343
Transfer agent fees	20,930	4,712	432,619	172,372
Accounting fees	751	753	21,876	6,392
Audit fees	8,966	8,904	22,513	12,884
Legal fees	2,739	2,508	9,109	4,912
Custodian fees	424	2,645	40,663	39,811
Printing and mailing fees	3,673	2,582	82,892	34,215
Registration fees	28,200	5,681	51,436	35,212
Trustees’ fees and officer compensation	6,955	6,922	22,100	11,362
Dividend expense on short positions	—	5,328	—	—
Interest expense	—	1,606	—	—
Offering costs	—	61,669	—	—
Other	4,940	18,089	42,503	24,101

Total expenses	121,229	215,625	5,476,165	1,540,534
Less expense reductions	(59,970)	(95,607)	(7,580)	(3,707)

Net expenses	61,259	120,018	5,468,585	1,536,827

NET INVESTMENT INCOME (LOSS)	113,569	367,391	8,690,523	(62,666)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	(2,316,757)	(10,408,525)	(94,064,255)	(76,703,603)
Purchased options	—	—	(1,527,488)	—
Foreign currency transactions	—	—	9,031,009	(304,916)
Short positions	—	565,630	—	—
Change in net unrealized appreciation/depreciation on:
Investments, excluding purchased options	2,177,763	7,004,948	135,604,364	78,658,246
Purchased options	—	—	1,101,622	—
Foreign currency translations	—	—	(8,226,406)	(5,383)
Written options	—	—	(768,926)	—
Short positions	—	(401,264)	—	—

NET GAIN (LOSS) ON INVESTMENTS	(138,994)	(3,239,211)	41,149,920	1,644,344

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,425)	$(2,871,820)	$49,840,443	$1,581,678

*	Net of foreign taxes withheld of $287,785 and $110,916 for Global Growth and Income Fund and International Growth Fund respectively.
**	Performance fees are in effect for International Growth Fund.

88	SEMIANNUAL REPORT Statements of Operations

See accompanying Notes to Financial Statements

Statements of Operations

	Global Equity	Evolving World	Convertible	Market Neutral
Six Months Ended April 30, 2009 (unaudited)	Fund	Growth Fund	Fund	Income Fund

INVESTMENT INCOME
Interest	$—	$171,406	$19,880,882	$12,720,522
Dividends	178,005	187,420	7,665,094	12,636,933
Dividends from affiliates	6,124	15,799	357,164	279,005
Securities lending income	—	—	58,580	19,583

Total investment income*	184,129	374,625	27,961,720	25,656,043

EXPENSES
Investment advisory fees	125,782	99,857	3,562,398	4,228,801
Performance fees**	20,754	—	—	—
Distribution fees
Class A	20,606	1,896	725,351	910,359
Class B	6,949	3,476	359,528	196,855
Class C	17,569	3,470	1,237,975	1,586,022
Class R	1,631	1,729	386	659
Financial accounting fees	1,454	1,051	57,717	68,733
Transfer agent fees	24,366	5,156	403,802	753,457
Accounting fees	1,127	888	34,268	40,905
Audit fees	9,206	10,557	24,604	34,344
Legal fees	2,892	3,109	7,534	11,779
Custodian fees	13,273	5,901	9,453	20,353
Printing and mailing fees	3,381	2,226	98,378	140,557
Registration fees	27,468	5,470	37,901	68,775
Trustees’ fees and officer compensation	7,285	7,046	25,143	35,661
Dividend expense on short positions	—	—	—	269,258
Offering costs	—	73,603	—	—
Other	5,591	7,715	14,271	31,270

Total expenses	289,334	233,150	6,598,709	8,397,788
Less expense reductions	(33,953)	(88,745)	(76,681)	(50,594)

Net expenses	255,381	144,405	6,522,028	8,347,194

NET INVESTMENT INCOME (LOSS)	(71,252)	230,220	21,439,692	17,308,849

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	(8,580,704)	(1,583,289)	(15,095,206)	(74,507,524)
Purchased options	—	—	(3,053,870)	11,657,257
Foreign currency transactions	380,824	2,670	955,933	(46,807)
Written options	—	—	—	56,069,874
Short positions	—	—	—	33,259,789
Change in net unrealized appreciation/depreciation on:
Investments, excluding purchased options	9,102,606	2,967,988	162,565,495	66,750,310
Purchased options	—	—	1,916,403	(14,151,471)
Foreign currency translations	(327,261)	(2,724)	(253,386)	65,445
Written options	—	—	—	(36,029,741)
Short positions	—	—	—	(44,725,862)

NET GAIN (LOSS) ON INVESTMENTS	575,465	1,384,645	147,035,369	(1,658,730)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$504,213	$1,614,865	$168,475,061	$15,650,119

*	Net of foreign taxes withheld of $10,794, $11,112, and $57,346 for Global Equity Fund, Evolving World Growth Fund, and Convertible Fund respectively.
**	Performance fees are in effect for Global Equity Fund.

Statements of Operations SEMIANNUAL REPORT	89

See accompanying Notes to Financial Statements

Statements of Operations

	High Yield	Total Return
Six Months Ended April 30, 2009 (unaudited)	Fund	Bond Fund

INVESTMENT INCOME
Interest	$6,269,268	$2,808,725
Dividends	1,390,341	—
Dividends from affiliates	24,230	197,651
Securities lending income	15,864	—

Total investment income	7,699,703	3,006,376

EXPENSES
Investment advisory fees	590,709	385,746
Distribution fees
Class A	134,782	72,939
Class B	72,315	86,030
Class C	143,937	134,662
Class R	189	2,743
Financial accounting fees	9,128	8,145
Transfer agent fees	116,208	59,218
Accounting fees	5,656	5,068
Audit fees	11,756	11,312
Legal fees	3,642	3,195
Custodian fees	3,122	5,609
Printing and mailing fees	16,661	7,374
Registration fees	31,770	31,251
Trustees’ fees and officer compensation	10,135	9,811
Other	5,848	4,729

Total expenses	1,155,858	827,832
Less expense reductions	(5,964)	(112,076)

Net expenses	1,149,894	715,756

NET INVESTMENT INCOME (LOSS)	6,549,809	2,290,620

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	(12,500,253)	3,391,156
Purchased options	(1,358,807)	—
Foreign currency transactions	209	1,466,752
Written options	1,026,080	—
Change in net unrealized appreciation/depreciation on:
Investments, excluding purchased options	32,062,505	7,161,351
Purchased options	1,062,986	—
Foreign currency translations	193	(1,495,930)
Written options	(331,944)	—

NET GAIN (LOSS) ON INVESTMENTS	19,960,969	10,523,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,510,778	$12,813,949

90	SEMIANNUAL REPORT Statements of Operations

See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Growth Fund		Growth and Income Fund		Value Fund

	(Unaudited)		(Unaudited)		(Unaudited)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008	April 30, 2009	October 31, 2008	April 30, 2009	October 31, 2008

OPERATIONS
Net Investment income (loss)	$(19,760,891)	$(92,744,859)	$39,591,480	$49,943,831	$227,233	$182,038
Net realized gain (loss) from investments in securities, written options, and foreign currency transactions	(596,965,270)	(280,344,662)	(203,199,812)	23,945,986	(8,561,988)	(359,835)
Change in net unrealized appreciation/depreciation on investments in securities, written options and foreign currency translations	632,725,285	(7,568,798,160)	379,543,313	(2,210,522,700)	2,101,481	(42,828,783)

Net increase (decrease) in net assets resulting from operations	15,999,124	(7,941,887,681)	215,934,981	(2,136,632,883)	(6,233,274)	(43,006,580)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	(11,243,553)	(50,208,062)	(26,945)	(439,452)
Class B	—	—	(886,398)	(5,839,660)	—	—
Class C	—	—	(3,830,535)	(22,254,819)	—	—
Class I	—	—	(1,105,624)	(3,054,792)	(75,845)	(272,829)
Class R	—	—	(6,845)	(8,045)	—	(577)
Net realized gains
Class A	—	(1,287,307,945)	—	(235,122,387)	—	(4,576,311)
Class B	—	(147,382,139)	—	(45,159,544)	—	(690,184)
Class C	—	(435,024,344)	—	(152,789,026)	—	(913,396)
Class I	—	(22,816,573)	—	(12,177,540)	—	(1,805,055)
Class R	—	(43,718)	—	(7,924)	—	(6,853)

Total distributions	—	(1,892,574,719)	(17,072,955)	(526,621,799)	(102,790)	(8,704,657)

CAPITAL SHARE TRANSACTIONS	(853,336,389)	203,954,395	(545,086,472)	(448,499,100)	(14,689,944)	(4,106,144)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(837,337,265)	(9,630,508,005)	(346,224,446)	(3,111,753,782)	(21,026,008)	(55,817,381)

NET ASSETS
Beginning of period	$7,863,206,887	$17,493,714,892	$3,488,273,641	$6,600,027,423	$75,828,493	$131,645,874

End of period	7,025,869,622	7,863,206,887	3,142,049,195	3,488,273,641	54,802,485	75,828,493

Undistributed net investment income (loss)	$(16,131,580)	$3,629,311	$11,568,077	$(10,950,448)	$79,176	$(45,267)

Statements of Changes in Net Assets SEMIANNUAL REPORT	91

See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Blue Chip Fund		Multi-Fund Blend		130/30 Equity Fund*

	(Unaudited)		(Unaudited)		(Unaudited)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	April 30, 2009	October 31, 2008	April 30, 2009	October 31, 2008	April 30, 2009	October 31, 2008

OPERATIONS
Net Investment income (loss)	$394,966	$636,323	$113,569	$(152,859)	$367,391	$(26,060)
Net realized gain (loss) from investments in securities, short positions, written options, and foreign currency transactions	(23,091,837)	(1,819,035)	(2,316,757)	137,615	(9,842,895)	(1,658,698)
Change in net unrealized appreciation/depreciation on investments in securities, short positions, written options, and foreign currency translations	13,449,837	(56,875,279)	2,177,763	(14,151,489)	6,603,684	(7,251,321)

Net increase (decrease) in net assets resulting from operations	(9,247,034)	(58,057,991)	(25,425)	(14,166,733)	(2,871,820)	(8,936,079)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(255,368)	(241,142)	—	(96,758)	(2,514)	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	(174,446)	(162,490)	—	(530)	(56,764)	—
Class R	(314)	(118)	—	(291)	(837)	—
Net realized gains
Class A	—	(6,520,065)	—	(147,433)	—	—
Class B	—	(532,563)	—	(38,037)	—	—
Class C	—	(891,501)	—	(95,185)	—	—
Class I	—	(2,083,633)	—	(971)	—	—
Class R	—	(6,986)	—	(936)	—	—

Total distributions	(430,128)	(10,438,498)	—	(380,141)	(60,115)	—

CAPITAL SHARE TRANSACTIONS	(27,678,668)	5,554,836	(1,374,843)	(5,493,490)	146,076	25,402,381

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,355,830)	(62,941,653)	(1,400,268)	(20,040,364)	(2,785,859)	16,466,302

NET ASSETS
Beginning of period	$102,994,743	$165,936,396	$15,654,412	$35,694,776	$16,466,302	$—

End of period	65,638,913	102,994,743	14,254,144	15,654,412	13,680,443	16,466,302

Undistributed net investment income (loss)	$37,451	$72,613	$95,263	$(18,306)	$281,216	$(26,060)

*	130/30 Equity Fund commenced operations on June 20, 2008.

92	SEMIANNUAL REPORT Statements of Changes in Net Assets

See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Global Growth and
	Income Fund		International Growth Fund		Global Equity Fund

	(Unaudited)		(Unaudited)		(Unaudited)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008	April 30, 2009	October 31, 2008	April 30, 2009	October 31, 2008

OPERATIONS
Net Investment income (loss)	$8,690,523	$10,655,092	$(62,666)	$677,968	$(71,252)	$(319,255)
Net realized gain (loss) from investments in securities, written options, and foreign currency transactions	(86,560,734)	(8,508,459)	(77,008,519)	(17,625,505)	(8,199,880)	(991,135)
Change in net unrealized appreciation/depreciation on investments in securities, written options and foreign currency translations	127,710,654	(542,330,345)	78,652,863	(289,933,551)	8,775,345	(28,315,559)

Net increase (decrease) in net assets resulting from operations	49,840,443	(540,183,712)	1,581,678	(306,881,088)	504,213	(29,625,949)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(8,574,434)	—	—	(1,170,647)	(718,542)	—
Class B	(1,409,961)	—	—	—	(60,647)	—
Class C	(6,736,508)	—	—	—	(176,313)	—
Class I	(3,712,441)	—	—	(937,872)	(183,488)	—
Class R	(6,428)	—	—	(346)	(33,396)	—
Net realized gains
Class A	—	(35,894,843)	—	(8,722,004)	—	—
Class B	—	(5,363,892)	—	(1,317,088)	—	—
Class C	—	(25,357,039)	—	(3,156,399)	—	—
Class I	—	(13,272,507)	—	(5,005,794)	—	—
Class R	—	(6,835)	—	(4,283)	—	—

Total distributions	(20,439,772)	(79,895,116)	—	(20,314,433)	(1,172,386)	—

CAPITAL SHARE TRANSACTIONS	(134,477,711)	(23,385,349)	(101,760,105)	29,921,053	(7,497,681)	8,605,910

TOTAL INCREASE (DECREASE) IN NET ASSETS	(105,077,040)	(643,464,177)	(100,178,427)	(297,274,468)	(8,165,854)	(21,020,039)

NET ASSETS
Beginning of period	$735,339,977	$1,378,804,154	$268,571,311	$565,845,779	$33,922,148	$54,942,187

End of period	630,262,937	735,339,977	168,392,884	268,571,311	25,756,294	33,922,148

Undistributed net investment income (loss)	$431,183	$12,180,432	$(141,729)	$(79,063)	$(339,762)	$903,876

Statements of Changes in Net Assets SEMIANNUAL REPORT	93

See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Evolving World Growth Fund*		Convertible Fund		Market Neutral Income Fund

	(Unaudited)		(Unaudited)		(Unaudited)
	Six Months Ended	Period Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008	April 30, 2009	October 31, 2008	April 30, 2009	October 31, 2008

OPERATIONS
Net Investment income (loss)	$230,220	$38,482	$21,439,692	$10,871,793	$17,308,849	$34,287,952
Net realized gain (loss) from investments in securities, short positions, written options, and foreign currency transactions	(1,580,619)	(222,476)	(17,193,143)	13,834,488	26,432,589	86,992,756
Change in net unrealized appreciation/depreciation on investments in securities, short positions, written options, and foreign currency translations	2,965,264	(6,604,594)	164,228,512	(211,973,267)	(28,091,319)	(357,712,535)

Net increase (decrease) in net assets resulting from operations	1,614,865	(6,788,588)	168,475,061	(187,266,986)	15,650,119	(236,431,827)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(12,873)	—	(8,881,639)	(6,662,125)	(29,621,390)	(41,674,278)
Class B	(4,102)	—	(648,952)	(2,226,621)	(1,379,853)	(1,613,288)
Class C	(4,134)	—	(3,048,641)	(5,519,551)	(11,673,761)	(14,658,274)
Class I	(140,736)	—	(1,628,605)	(442,518)	(4,250,920)	(1,840,402)
Class R	(5,400)	—	(1,939)	(2,508)	(10,575)	(4,668)
Net realized gains
Class A	—	—	(830,040)	(896,233)	(20,378,870)	—
Class B	—	—	(138,438)	(333,572)	(1,056,570)	—
Class C	—	—	(481,820)	(808,586)	(8,958,798)	—
Class I	—	—	(89,428)	(57,904)	(2,810,312)	—
Class R	—	—	(198)	(346)	(7,201)	—

Total distributions	(167,245)	—	(15,749,700)	(16,949,964)	(80,148,250)	(59,790,910)

CAPITAL SHARE TRANSACTIONS	957,797	25,584,712	1,136,894,334	(39,716,127)	(75,056,910)	73,642,033

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,405,417	18,796,124	1,289,619,695	(243,933,077)	(139,555,041)	(222,580,704)

NET ASSETS
Beginning of period	$18,796,124	$—	$469,148,487	$713,081,564	$1,325,816,858	$1,548,397,562

End of period	21,201,541	18,796,124	1,758,768,182	469,148,487	1,186,261,817	1,325,816,858

Undistributed net investment income (loss)	$111,500	$48,525	$4,942,897	$(2,287,019)	$(34,917,418)	$(5,289,768)

*	Evolving World Growth Fund commenced operations on August 15, 2008.

94	SEMIANNUAL REPORT Statements of Changes in Net Assets

See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	High Yield Fund		Total Return Bond Fund

	(Unaudited)		(Unaudited)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008	April 30, 2009	October 31, 2008

OPERATIONS
Net Investment income (loss)	$6,549,809	$11,092,752	$2,290,620	$3,195,699
Net realized gain (loss) from investments in securities, written options, and foreign currency transactions	(12,832,771)	(1,737,323)	4,857,908	(2,074,077)
Change in net unrealized appreciation/depreciation on investments in securities, written options and foreign currency translations	32,793,740	(70,754,181)	5,665,421	(2,798,452)

Net increase (decrease) in net assets resulting from operations	26,510,778	(61,398,752)	12,813,949	(1,676,830)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(2,653,071)	(9,940,711)	(1,277,758)	(1,863,183)
Class B	(308,837)	(1,494,930)	(322,209)	(182,328)
Class C	(623,070)	(2,720,702)	(487,135)	(214,388)
Class I	(160,157)	(550,635)	(891,234)	(1,455,429)
Class R	(1,902)	(7,034)	(24,044)	(39,296)
Net realized gains
Class A	—	(3,114,352)	—	—
Class B	—	(535,619)	—	—
Class C	—	(960,813)	—	—
Class I	—	(141,744)	—	—
Class R	—	(2,237)	—	—

Total distributions	(3,747,037)	(19,468,777)	(3,002,380)	(3,754,624)

CAPITAL SHARE TRANSACTIONS	57,011,395	(49,048,107)	38,502,409	50,091,186

TOTAL INCREASE (DECREASE) IN NET ASSETS	79,775,136	(129,915,636)	48,313,978	44,659,732

NET ASSETS
Beginning of period	$142,296,914	$272,212,550	$122,496,705	$77,836,973

End of period	222,072,050	142,296,914	170,810,683	122,496,705

Undistributed net investment income (loss)	$1,876,690	$(926,082)	$(1,664,101)	$(952,341)

Statements of Changes in Net Assets SEMIANNUAL REPORT	95

See accompanying Notes to Financial Statements

Notes to Financial Statements (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of fifteen series, Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, 130/30 Equity Fund, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Evolving World Growth Fund, Convertible Fund, Market Neutral Income Fund, High Yield Fund, Total Return Bond Fund and Government Money Market Fund (the “Funds”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class B, Class C, Class I and Class R shares of each of the Funds except Government Money Market Fund, which offered Class A, Class B, Class C and Class I shares through April 30, 2009. Government Money Market Fund closed to purchases on May 1, 2009 and liquidated as of May 15, 2009, and its semiannual report to shareholders is provided separately.

Portfolio Valuation. The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is

96	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of April 30, 2009. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds and Classes. Expenses directly attributable to a Fund are charged to that Fund; certain other common expenses of the Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund are allocated proportionately among each Fund to which the expenses relate in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class of a Fund are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.

Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Income Taxes. No provision has been made for U.S. income taxes because the Trust’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of its taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. A Fund also may treat a portion of the proceeds from each redemption of capital shares as a

Notes to Financial Statements SEMIANNUAL REPORT	97

Notes to Financial Statements (unaudited)

distribution of taxable net investment income and/or realized capital gain. The financial statements are not adjusted for temporary differences.

The Funds recognized no liability for unrecognized tax benefits in connection with Financial Accounting Standards Board (FASB) Interpretation No. 48 Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2005 – 2007 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Trust’s organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Funds’ management expects the risk of material loss in connection to a potential claim to be remote.

New Accounting Pronouncements. Effective November 1, 2008, the Trust adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs used to determine a valuation, and these inputs are segregated into three levels. Tables summarizing the Funds investments under these levels are shown in the Notes to Financial Statements, Note 10 – Valuation.

Effective November 1, 2008, the Trust adopted the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires that objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation. The required disclosures are reflected in the Schedules of Investments, Statements of Operations, and in the Notes to Financial Statements, Note 6 – Derivative Instruments.

NOTE 2 — INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC (“Calamos Advisors”), each Fund pays a monthly investment advisory fee based on the average daily net assets of the Fund, as shown below:

					Value Fund, Blue
					Chip Fund, Global
					Growth and Income
					Fund, International
			Evolving World	Total Return	Growth Fund*, and
	Growth Fund	130/30 Equity Fund	Growth Fund	Bond Fund	Global Equity Fund*
Average Daily Net Assets	Annual Rate	Annual Rate	Annual Rate	Annual Rate	Annual Rate

First $500 million	1.00%	1.20%	1.10%	0.55%	1.00%

Next $500 million	0.90%	1.15%	1.05%	0.53%	0.95%

Next $5 billion	0.80%	1.10%	1.00%	0.51%	0.90%

Next $5 billion	0.78%	1.08%	0.98%	0.49%	0.88%

Next $5 billion	0.76%	1.06%	0.96%	0.48%	0.86%

Next $5 billion	0.74%	1.04%	0.94%	0.47%	0.84%

Next $5 billion	0.72%	1.02%	0.92%	0.46%	0.82%

Over $26 billion	0.70%	1.00%	0.90%	0.45%	0.80%

*	International Growth Fund and Global Equity Fund are subject to a possible adjustment based on performance as described below.

Growth and Income Fund, Convertible
Fund, Market Neutral Income Fund and
High Yield Fund
Average Daily Net Assets	Annual Rate

First $500 million	0.75%

Next $500 million	0.70%

Over $1 billion	0.65%

98	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

Multi-Fund Blend does not directly pay Calamos Advisors a fee pursuant to the management agreement in recognition of the fact that, under the management agreement between Calamos Advisors and the Trust, each underlying Fund pays Calamos Advisors a management fee. Multi-Fund Blend indirectly bears the management fees (and other expenses) of the underlying Funds.

Each of the International Growth Fund and Global Equity Fund pays a fee based on average daily net assets of the Fund that is accrued daily and paid on a monthly basis, subject to possible adjustment based on the Fund’s investment performance, and is paid on a monthly basis, (since March 2006 for International Growth Fund and since February 2008 for Global Equity Fund). The performance adjustment increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance period for each full 1% increment amount by which the Fund outperforms or underperforms the benchmark index (“Index”), on an annualized basis, over the performance measurement period. The benchmark indexes are the MSCI EAFE Growth Index and the MSCI World Index for the International Growth Fund and Global Equity Fund, respectively.

The base fee is shown in the table above. The performance adjustment rate is calculated by comparing over the performance measurement period the Fund’s Class A share performance to that of the respective Index. The performance measurement period commenced at the beginning of each Fund’s first full month of operation (April 2005 and March 2007 for the International Growth Fund and Global Equity Fund, respectively). The first performance adjustment was applied to the advisory fee at the end of the twelfth month. Each month subsequent to the twelfth month, a new month is added to the performance measurement period until the performance measurement period includes 36 months. Thereafter, the performance measurement period consists of the most recent month plus the previous 35 months.

The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate is +/- 0.30% of the Fund’s average daily net assets over the performance measurement period. The performance adjustment rate is divided by twelve and multiplied by the Fund’s average daily net assets over the performance measurement period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive performance adjustment even if the Fund has a negative return over a performance measurement period if it otherwise outperforms the Index during that period.

Each Fund other than Multi-Fund Blend and Government Money Market Fund (“GMMF”) invested in shares of GMMF. Calamos Advisors agreed to waive a portion of its advisory fee charged to the Fund equal to the advisory fee paid by GMMF attributable to the Fund’s investment in GMMF, based on daily net assets. For the period ended April 30, 2009, the total advisory fees waived pursuant to such agreement were $210,859; $54,548; $1,347; $2,189; $1,597; $7,580; $3,707; $814; $2,334; $76,681; $50,594; $5,964 and $36,499, for Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, 130/30 Equity Fund, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Evolving World Growth Fund, Convertible Fund, Market Neutral Income Fund, High Yield Fund, and Total Return Bond Fund, respectively, and are included in the Statements of Operations under the caption “Expense reductions”.

Pursuant to a financial accounting services agreement, the Funds also pay Calamos Advisors a fee for financial accounting services payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets, 0.0150% on the next $1 billion of combined assets and 0.0110% on combined assets above $2 billion (for purposes of this calculation “combined assets” means the sum of the total average daily net assets of Calamos Investment Trust, Calamos Advisors Trust, and the total average weekly managed net assets of Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Convertible Opportunities and Income Fund, Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund). “Managed assets” means a Funds’ total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking and reporting tax adjustments on all assets; and monitoring trustee deferred compensation plan accruals and valuations. The Funds pay

Notes to Financial Statements SEMIANNUAL REPORT	99

Notes to Financial Statements (unaudited)

their pro rata share of the financial accounting services fee payable to Calamos Advisors based on their relative portion of combined assets used in calculating the fee.

The Trust reimburses Calamos Advisors for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of “Trustees’ fees and officer compensation” expense on the Statements of Operations.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund as a percentage of the average daily net assets of the particular class of shares. For all Funds except Multi-Fund Blend and Total Return Bond Fund, expenses are limited to: 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, 1.50% for Class I shares, and 2.00% for Class R shares. For Multi-Fund Blend, expenses are limited to: 0.50% for Class A shares, 1.25% for Class B shares, 1.25% for Class C shares, 0.25% for Class I shares, and 0.75% for Class R shares. For Total Return Bond Fund, expenses are limited to: 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, 0.65% for Class I shares, and 1.15% for Class R shares. These agreements are binding on Calamos Advisors through June 30, 2010. As of April 30, 2009, there were $59,970; $94,010; $33,139; $86,411 and $75,577 of expenses waived or absorbed for Multi-Fund Blend, 130/30 Equity Fund, Global Equity Fund, Evolving World Growth Fund and Total Return Bond Fund, respectively, included in the Statements of Operations under the caption “Expense reductions”.

As Distributor, Calamos Financial Services LLC (“CFS”) assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund pays to CFS a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the Fund’s Class A shares; a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75% of the average daily net assets of the Fund’s Class B and Class C Shares; and a service fee at the annual rate of 0.25% and a distribution fee of 0.25% of the average daily net assets of the Fund’s Class R shares.

CFS also receives a sales commission and/or an underwriting fee on certain sales of each Fund’s Class A shares. During the period ended April 30, 2009, CFS received commissions and underwriting fees of $176,935; $67,813; $2,968; $3,934; $2,491; $182, $12,349; $5,358; $725; $178; $319,830; $23,833; $5,762; and $4,222 from the sale of shares of Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, 130/30 Equity Fund, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Evolving World Growth Fund, Convertible Fund, Market Neutral Income Fund, High Yield Fund, and Total Return Bond Fund, respectively.

Pursuant to an agreement with US Bancorp Fund Services, LLC, the Funds’ transfer agent (“US Bancorp”), CFS provides certain shareholder administrative services to US Bancorp. CFS receives from US Bancorp an annual aggregate fee of $175,000, paid in monthly installments, for providing these services which relate to Calamos Investment Trust and Calamos Advisors Trust. Also, US Bancorp pays license fees to unaffiliated third parties for CFS’ utilization of certain transfer agent and phone systems in providing the shareholder administrative services. The fees paid to CFS and the payment of license fees to third parties are borne by US Bancorp. The Funds have not assumed or incurred any additional expenses in connection with CFS providing these services to US Bancorp, and the transfer agency fees payable by the Funds to US Bancorp have not increased as a result thereof.

A trustee and certain officers of the Trust are also officers and directors of CFS and Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available upon request without charge by calling our toll free number 800.582.6959.

Certain affiliates of Calamos Advisors hold material investments in the Funds. As of April 30, 2009, they held 98%, 50% and 94% of the outstanding shares of 130/30 Equity Fund, Global Equity Fund and Evolving World Growth Fund, respectively.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, a trustee who is not an “interested person” (as defined in the 1940 Act) and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more

100	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

funds of the Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred compensation investments of $336,553 for Growth Fund; $153,042 for Growth and Income Fund; $35,991 for Value Fund; $30,552 for Blue Chip Fund; $13,754 for Multi-Fund Blend; $5,530 for 130/30 Equity Fund; $54,834 for Global Growth and Income Fund; $26,358 for International Growth Fund; $12,717 for Global Equity Fund; $5,480 for Evolving World Growth Fund; $52,513 for Convertible Fund; $62,946 for Market Neutral Income Fund; $38,609 for High Yield Fund; and $13,184 for Total Return Bond Fund are included in “Other assets” on the Statements of Assets and Liabilities at April 30, 2009. Each Fund’s obligation to make payments under the Plan is a general obligation of that Fund and is included in “Payable for deferred compensation to Trustees” on the Statements of Assets and Liabilities at April 30, 2009.

NOTE 3 – INVESTMENTS

Purchases and sales of investments, other than short term investments, by the Funds, for the period ended April 30, 2009 were as follows:

	Growth	Growth and	Value	Blue Chip
	Fund	Income Fund	Fund	Fund

Purchases	$1,408,699,644	$850,958,959	$11,596,380	$21,928,373
Proceeds from sales	$2,185,674,940	$1,298,354,558	$23,758,551	$45,712,363

			Global Growth	International
	Multi-Fund	130/30 Equity	and Income	Growth
	Blend	Fund	Fund	Fund

Purchases	$4,443,515	$12,645,797	$225,926,286	$40,173,534
Proceeds from sales	$5,701,419	$10,307,519	$338,243,972	$126,414,290

	Global Equity	Evolving World	Convertible	Market Neutral
	Fund	Growth Fund	Fund	Income Fund

Purchases	$7,177,123	$8,001,882	$1,209,414,075	$311,347,822
Proceeds from sales	$13,104,552	$3,035,689	$142,955,308	$350,052,088

			High Yield	Total Return
			Fund	Bond Fund

Purchases			$104,690,197	$165,914,231
Proceeds from sales			$41,432,962	$139,801,843

Purchases and sales of investments in U.S. Government securities, other than short term investments in U.S. Government securities, by the Funds, for the period ended April 30, 2009 were as follows:

Total Return
Bond Fund

Purchases	$102,810,076
Proceeds from sales	$105,310,462

Notes to Financial Statements SEMIANNUAL REPORT	101

Notes to Financial Statements (unaudited)

The following information is presented on a federal income tax basis as of April 30, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at April 30, 2009 was as follows:

	Growth	Growth and	Value	Blue Chip
	Fund	Income Fund	Fund	Fund

Cost basis of investments	$8,351,621,712	$3,634,777,285	$66,626,686	$72,026,526

Gross unrealized appreciation	$792,678,321	$202,211,104	$1,923,252	$5,763,553
Gross unrealized depreciation	$(1,759,215,653)	$(631,782,902)	$(13,844,239)	$(11,920,127)

Net unrealized appreciation (depreciation)	$(966,537,332)	$(429,571,798)	$(11,920,987)	$(6,156,574)

			Global Growth	International
	Multi-Fund	130/30 Equity	and Income	Growth
	Blend	Fund	Fund	Fund

Cost basis of investments	$21,539,456	$14,953,007	$729,965,794	$208,465,180

Gross unrealized appreciation	$225,812	$783,734	$43,468,507	$12,840,315
Gross unrealized depreciation	$(7,504,121)	$(1,463,330)	$(139,723,802)	$(53,324,424)

Net unrealized appreciation (depreciation)	$(7,278,309)	$(679,596)	$(96,255,295)	$(40,484,109)

	Global Equity	Evolving World	Convertible	Market Neutral
	Fund	Growth Fund	Fund	Income Fund

Cost basis of investments	$33,479,385	$25,063,132	$1,691,862,581	$1,523,613,560

Gross unrealized appreciation	$1,032,079	$1,245,779	$137,887,036	$42,855,025
Gross unrealized depreciation	$(8,563,701)	$(4,817,202)	$(77,570,956)	$(335,802,754)

Net unrealized appreciation (depreciation)	$(7,531,622)	$(3,571,423)	$60,316,080	$(292,947,729)

	High Yield	Total Return
	Fund	Bond Fund

Cost basis of investments	$255,095,615	$221,506,218

Gross unrealized appreciation	$9,113,687	$3,607,721
Gross unrealized depreciation	$(36,573,097)	$(633,478)

Net unrealized appreciation (depreciation)	$(27,459,410)	$2,974,243

NOTE 4 – INCOME TAXES

The tax character of distributions for the period ended April 30, 2009 will be determined at the end of each Fund’s current fiscal year. Distributions during the fiscal period ended October 31, 2008, were characterized for federal income tax purposes as follows:

		Growth and		Blue Chip
	Growth Fund	Income Fund	Value Fund	Fund

	October 31,	October 31,	October 31,	October 31,
	2008	2008	2008	2008

Distributions paid from:
Ordinary Income	$—	$101,223,312	$907,626	$610,638
Long-Term Capital Gain	$1,892,574,719	$445,262,001	$7,956,807	$10,034,728

102	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

			Global Growth
	Multi-Fund	130/30 Equity	and Income	International
	Blend	Fund*	Fund	Growth Fund

	October 31,	October 31,	October 31,	October 31,
	2008	2008	2008	2008

Distributions paid from:
Ordinary Income	$39,792	$—	$3,861,905	$3,545,187
Long-Term Capital Gain	$930,735	$—	$76,973,306	$18,205,820

	Global Equity	Evolving World	Convertible	Market Neutral
	Fund	Growth Fund*	Fund	Income Fund

	October 31,	October 31,	October 31,	October 31,
	2008	2008	2008	2008

Distributions paid from:
Ordinary Income	$48,199	$—	$14,853,323	$59,790,910
Long-Term Capital Gain	$—	$—	$10,248,006	$7,861,531

	High Yield	Total Return
	Fund	Bond Fund

	October 31,	October 31,
	2008	2008

Distributions paid from:
Ordinary Income	$16,962,032	$3,780,616
Long-Term Capital Gain	$4,754,782	$—

*	130/30 Equity Fund and Evolving World Growth Fund commenced operations on June 20, 2008 and August 15, 2008, respectively.

As of October 31, 2008, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Growth	Growth and	Value	Blue Chip
	Fund	Income Fund	Fund	Fund

Undistributed ordinary income	$—	$—	$—	$149,872
Undistributed capital gains	—	—	—	—

Total undistributed earnings	—	—	—	149,872
Accumulated capital and other losses	(279,169,075)	(31,545,485)	(203,150)	(1,602,290)
Net unrealized gain/(losses)	(1,593,953,832)	(812,768,215)	(13,345,743)	(19,332,811)

Total accumulated earnings/(losses)	(1,873,122,907)	(844,313,700)	(13,548,893)	(20,785,229)
Other	(2,243,503)	(177,140)	(45,267)	(77,259)
Paid-in capital	9,738,573,297	4,332,764,481	89,422,653	123,857,231

	$7,863,206,887	$3,488,273,641	$75,828,493	$102,994,743

Notes to Financial Statements SEMIANNUAL REPORT	103

Notes to Financial Statements (unaudited)

			Global Growth	International
	Multi-Fund	130/30 Equity	and Income	Growth
	Blend	Fund	Fund	Fund

Undistributed ordinary income	$—	$56,691	$20,438,641	$—
Undistributed capital gains	—	—	—	—

Total undistributed earnings	—	56,691	20,438,641	—
Accumulated capital and other losses	—	(1,617,361)	(22,422,429)	(17,310,268)
Net unrealized gain/(losses)	(8,723,699)	(7,292,658)	(234,292,141)	(118,820,523)

Total accumulated earnings/(losses)	(8,723,699)	(8,853,328)	(236,275,929)	(136,130,791)
Other	(18,306)	(82,751)	(64,554)	(74,394)
Paid-in capital	24,396,417	25,402,381	971,680,460	404,776,496

	$15,654,412	$16,466,302	$735,339,977	$268,571,311

	Global Equity	Evolving World	Convertible	Market Neutral
	Fund	Growth Fund	Fund	Income Fund

Undistributed ordinary income	$1,134,141	$133,377	$2,011,206	$33,628,510
Undistributed capital gains	—	—	1,540,022	33,212,047

Total undistributed earnings	1,134,141	133,377	3,551,228	66,840,557
Accumulated capital and other losses	(2,048,873)	(232,519)	—	(6,259,281)
Net unrealized gain/(losses)	(16,361,562)	(6,604,594)	(103,205,772)	(333,273,913)

Total accumulated earnings/(losses)	(17,276,294)	(6,703,736)	(99,654,544)	(272,692,637)
Other	(17,126)	(84,852)	(60,387)	(70,068)
Paid-in capital	51,215,568	25,584,712	568,863,418	1,598,579,563

	$33,922,148	$18,796,124	$469,148,487	$1,325,816,858

	High Yield	Total Return
	Fund	Bond Fund

Undistributed ordinary income	$17,580	$561,267
Undistributed capital gains	—	—

Total undistributed earnings	17,580	561,267
Accumulated capital and other losses	(2,440,147)	(1,042,351)
Net unrealized gain/(losses)	(60,554,933)	(4,192,132)

Total accumulated earnings/(losses)	(62,977,500)	(4,673,216)
Other	(49,353)	(15,834)
Paid-in capital	205,323,767	127,185,755

	$142,296,914	$122,496,705

The Funds intend to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. For the fiscal year ended October 31, 2008, Market Neutral Income Fund utilized capital loss carryforwards of $19,847,488.

As of October 31, 2008, the Funds had capital loss carryforwards which, if not used, will expire as follows:

	Growth	Growth and		Blue Chip
	Fund	Income Fund	Value Fund	Fund

2014	$—	$—	$—	$—
2015	—	—	—	—
2016	(279,169,075)	(31,545,485)	(203,150)	(1,602,290)

104	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

Global Growth
	Multi-Fund	130/30 Equity	and Income	International
	Blend	Fund	Fund	Growth Fund

2014	$—	$—	$—	$—
2015	—	—	—	—
2016	—	(1,617,361)	(22,422,429)	(17,310,268)

	Global Equity	Evolving World	Convertible	Market Neutral
	Fund	Growth Fund	Fund	Income Fund

2014	$—	$—	$—	$—
2015	—	—	—	—
2016	(2,048,873)	(232,519)	—	—

	High Yield	Total Return
	Fund	Bond Fund

2014	$—	$—
2015	—	—
2016	(2,440,147)	(1,042,351)

NOTE 5 – SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 6 – DERIVATIVE INSTRUMENTS

Foreign Currency Risk. The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. The counterparties to all forward foreign currency contracts at April 30, 2009, were multinational banks.

As of April 30, 2009 the Funds had outstanding forwards as listed on the Schedules of Investments.

Equity Risk. Each Fund may engage in option transactions and in doing so achieve the similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

Notes to Financial Statements SEMIANNUAL REPORT	105

Notes to Financial Statements (unaudited)

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange traded funds (“ETFs”). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio, on broad-based securities indexes, or certain ETFs.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options is presented separately as net realized gain or loss on written options.

As of April 30, 2009, the Funds had outstanding purchased options and written options as listed on the Schedules of Investments. For the period ended April 30, 2009 the Fund had the following transactions in options written:

			Global Growth and
	Growth and Income Fund		Income Fund

	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received

Options outstanding at October 31, 2008	—	$—	—	$—
Options written	26,740	6,211,202	1,800	338,074
Options closed	(8,390)	(2,667,193)	—	—

Options outstanding at April 30, 2009	18,350	$3,544,009	1,800	$338,074

	Market Neutral Income Fund		High Yield Fund

	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received

Options outstanding at October 31, 2008	20,500	$22,148,368	510	$277,966
Options written	52,475	79,123,498	3,120	1,121,833
Options closed	(50,565)	(80,924,930)	(2,490)	(992,399)
Options exercised	(2,390)	(1,933,911)	—	—
Options expired	(810)	(1,492,185)	(365)	(154,353)

Options outstanding at April 30, 2009	19,210	$16,920,840	775	$253,047

106	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

Below are the types of derivatives in the Funds by gross value as of April 30, 2009:

		Assets		Liabilities

		Statement of Assets &		Statement of Assets &
Fund	Derivative Type	Liabilities Location	Value	Liabilities Location	Value

Growth and Income	Options purchased	Investments in securities	$3,913,888	Options written	$11,812,500
Global Growth and Income	Foreign Exchange contracts	Unrealized depreciation on forward foreign currency contracts	133,081	Unrealized depreciation on forward foreign currency contracts	3,265,676
Global Equity	Foreign Exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	116,988
Convertible	Options purchased	Investments in securities	893,113	Options written	—
	Foreign Exchange contracts	Unrealized depreciation on forward foreign currency contracts	31,643	Unrealized depreciation on forward foreign currency contracts	241,761
Market Neutral Income	Options purchased	Investments in securities	6,935,862	Options written	50,635,463
High Yield	Options purchased	Investments in securities	228,968	Options written	594,063

VOLUME OF DERIVATIVE ACTIVITY FOR THE SIX MONTHS ENDED APRIL 30, 2009*

Fund	Derivative Type	Volume

Growth and Income Fund	Equity: Purchased options	—
	Written options	26,740
Global Growth and Income Fund	Equity: Purchased options	—
	Written options	1,800
	Foreign currency contracts	542,839,155
Global Equity Fund	Foreign currency contracts	15,769,735
Convertible Fund	Equity: Purchased options	—
	Foreign currency contracts	33,910,670
Market Neutral Income Fund	Equity: Purchased options	9,685
	Written options	52,475
High Yield Fund	Equity: Purchased options	—
	Written options	3,120
Total Return Bond Fund	Foreign currency contracts	10,400,246

*	Activity during the period is measured by opened number of contracts for options and opened foreign currency contracts with foreign currency exposure measured in U.S. dollar notional.

NOTE 7 – SYNTHETIC CONVERTIBLE SECURITIES

The Funds may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Funds may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated

Notes to Financial Statements SEMIANNUAL REPORT	107

Notes to Financial Statements (unaudited)

with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 8 – WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 9 – SECURITIES LENDING

The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Funds’ securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At April 30, 2009, Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Global Growth and Income Fund, Convertible Fund, Market Neutral Income Fund and High Yield Fund held securities valued at $344,730,286; $49,713,909; $52,440; $760,260; $1,649,256; $9,924,061; $9,936,113; and $7,305,355; respectively, on loan to broker-dealers and banks, received $337,742,578; $52,674,042; $56,503; $763,498; $1,680,018; $10,109,357; $10,134,808; and $7,560,675; respectively, in cash or cash equivalent collateral which is currently valued at $330,247,025; $52,210,295; $52,585; $669,975; $1,650,422; $9,964,626; $10,021,005; and $7,540,948; respectively.

On September 15th, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom, and Japan. The Bank of New York Institutional Cash Reserve Fund (“BNY Institutional Cash Reserve Fund”), an investment vehicle utilized by the Funds for securities lending collateral investment, had exposure to LBHI debt. The BNY Institutional Cash Reserve Fund subsequently distributed Series B shares of the BNY Institutional Cash Reserve Fund to investors with positions as of September 15, 2008. The Series B shares were

108	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

allocated based upon the LBHI exposure and the respective investment in the BNY Institutional Cash Reserve Fund. Series B holdings consist entirely of the BNY Institutional Cash Reserve Fund LBHI debt. The Funds’ holdings of the Series B shares are disclosed on the Schedules of Investments.

NOTE 10 – VALUATIONS

Various inputs are used to determine the value of the Funds investments. These inputs are categorized into three broad levels as follows:

•	Level 1 holdings use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 holdings reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, ect.).

•	Level 3 holdings are valued using unobservable inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Growth Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$7,383,964,355	$—	$—
Level 2 – Other significant observable inputs	1,120,025	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$7,385,084,380	$—	$—

*	Other Financial Instruments may include written options and forwards contracts.

	Growth and Income Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$1,863,100,691	$—	($11,812,500)
Level 2 – Other significant observable inputs	1,323,725,596	—	—
Level 3 – Significant unobservable inputs	18,379,200	—	—

Total	$3,205,205,487	$—	($11,812,500)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
	Investment Securities	Instruments*	Total

Beginning Balance (as of November 1, 2008)	$18,379,200	$—	$18,379,200
Net realized gain (loss)	—	—	—
Change in net unrealized appreciation/depreciation	—	—	—
Purchases, issuances, and settlements	—	—	—
Transfers in and/or out of Level 3	—	—	—

Ending Balance (as of April 30, 2009)	$18,379,200	$—	$18,379,200

*	Other Financial Instruments may include written options and forwards contracts.

Notes to Financial Statements SEMIANNUAL REPORT	109

Notes to Financial Statements (unaudited)

	Value Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$47,294,433	$—	$—
Level 2 – Other significant observable inputs	7,411,266	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$54,705,699	$—	$—

*	Other Financial Instruments may include written options and forwards contracts.

	Blue Chip Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$65,855,977	$—	$—
Level 2 – Other significant observable inputs	13,975	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$65,869,952	$—	$—

*	Other Financial Instruments may include written options and forwards contracts.

	Multi-Fund Blend

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$14,261,147	$—	$—
Level 2 – Other significant observable inputs	—	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$14,261,147	$—	$—

*	Other Financial Instruments may include written options and forwards contracts.

	130/30 Equity Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$14,273,411	$—	$—
Level 2 – Other significant observable inputs	—	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$14,273,411	$—	$—

*	Other Financial Instruments may include written options and forwards contracts.

	Global Growth and Income Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$173,922,367	$—	($4,239,595)
Level 2 – Other significant observable inputs	456,686,642	—	—
Level 3 – Significant unobservable inputs	3,101,490	—	—

Total	$633,710,499	$—	($4,239,595)

110	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
	Investment Securities	Instruments*	Total

Beginning Balance (as of November 1, 2008)	$3,101,490	$—	$3,101,490
Net realized gain (loss)	—	—	—
Change in net unrealized appreciation/depreciation	—	—	—
Purchases, issuances, and settlements	—	—	—
Transfers in and/or out of Level 3	—	—	—

Ending Balance (as of April 30, 2009)	$3,101,490	$—	$3,101,490

*	Other Financial Instruments may include written options and forwards contracts.

	International Growth Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$45,386,363	$—	$—
Level 2 – Other significant observable inputs	122,594,708	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$167,981,071	$—	$—

*	Other Financial Instruments may include written options and forwards contracts.

	Global Equity Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$16,390,746	$—	($116,988)
Level 2 – Other significant observable inputs	9,557,017	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$25,947,763	$—	($116,988)

*	Other Financial Instruments may include written options and forwards contracts.

	Evolving World Growth Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$7,758,260	$—	$—
Level 2 – Other significant observable inputs	13,733,449	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$21,491,709	$—	$—

*	Other Financial Instruments may include written options and forwards contracts.

	Convertible Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$517,337,991	$—	($210,118)
Level 2 – Other significant observable inputs	1,234,840,670	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$1,752,178,661	$—	($210,118)

*	Other Financial Instruments may include written options and forwards contracts.

Notes to Financial Statements SEMIANNUAL REPORT	111

Notes to Financial Statements (unaudited)

	Market Neutral Income Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$808,428,864	($137,139,944)	($50,635,463)
Level 2 – Other significant observable inputs	422,236,967	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$1,230,665,831	($137,139,944)	($50,635,463)

*	Other Financial Instruments may include written options and forwards contracts.

	High Yield Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$34,889,037	$—	($594,063)
Level 2 – Other significant observable inputs	192,747,168	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$227,636,205	$—	($594,063)

*	Other Financial Instruments may include written options and forwards contracts.

	Total Return Bond Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments*

Level 1 – Quoted Prices	$64,985,478	$—	$—
Level 2 – Other significant observable inputs	159,494,983	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$224,480,461	$—	$—

*	Other Financial Instruments may include written options and forwards contracts.

112	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

NOTE 11 – CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Funds:

For the Period Ended April 30, 2009
	Growth Fund		Growth & Income Fund		Value Fund		Blue Chip Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	16,658,540	$482,601,829	5,127,487	$107,051,403	328,076	$2,649,781	619,375	$5,015,965
Shares issued in reinvestment of distributions	—	—	451,076	9,481,762	2,656	21,857	25,335	207,750
Less shares redeemed	(37,299,492)	(1,046,451,202)	(22,174,677)	(453,284,105)	(2,016,606)	(15,158,867)	(4,374,200)	(33,138,092)

Net Increase (decrease)	(20,640,952)	$(563,849,373)	(16,596,114)	$(336,750,940)	(1,685,874)	$(12,487,229)	(3,729,490)	$(27,914,377)

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	354,458	$10,371,346	277,508	$6,531,919	57,204	$433,699	134,680	$1,061,111
Shares issued in reinvestment of distributions	—	—	27,600	656,085	—	—	—	—
Less shares redeemed	(2,877,343)	(81,081,776)	(2,877,290)	(66,627,318)	(126,563)	(892,896)	(131,951)	(966,343)

Net Increase (decrease)	(2,522,885)	$(70,710,430)	(2,572,182)	$(59,439,314)	(69,359)	$(459,197)	2,729	$94,768

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,277,760	$60,797,531	2,471,029	$51,699,568	161,441	$1,223,272	913,019	$7,223,109
Shares issued in reinvestment of distributions	—	—	130,354	2,756,892	—	—	—	—
Less shares redeemed	(10,976,222)	(283,070,444)	(11,647,482)	(239,364,950)	(275,755)	(2,032,255)	(731,733)	(5,624,607)

Net Increase (decrease)	(8,698,462)	$(222,272,913)	(9,046,099)	$(184,908,490)	(114,314)	$(808,983)	181,286	$1,598,502

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,190,850	$98,094,787	3,544,668	$74,364,637	194,523	$1,561,561	58,081	$437,937
Shares issued in reinvestment of distributions	—	—	52,842	1,086,483	6,293	52,486	21,004	172,654
Less shares redeemed	(3,110,245)	(95,242,271)	(1,972,079)	(39,917,871)	(341,104)	(2,548,582)	(271,746)	(2,068,466)

Net Increase (decrease)	80,605	$2,852,516	1,625,431	$35,533,249	(140,288)	$(934,535)	(192,661)	$(1,457,875)

R Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	31,430	$870,966	28,143	$575,579	—	$—	11	$95
Shares issued in reinvestment of distributions	—	—	173	3,620	—	—	27	219
Less shares redeemed	(7,624)	(227,155)	(4,922)	(100,176)	—	—	—	—

Net Increase (decrease)	23,806	$643,811	23,394	$479,023	—	$—	38	$314

Total Increase (decrease)	(31,757,888)	$(853,336,389)	(26,565,570)	$(545,086,472)	(2,009,835)	$(14,689,944)	(3,738,098)	$(27,678,668)

Notes to Financial Statements SEMIANNUAL REPORT	113

Notes to Financial Statements (unaudited)

					Global Growth & Income
	Multi-Fund Blend		130/30 Equity Fund		and Income Fund		International Growth Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	446,133	$3,255,018	10,518	$58,519	2,899,754	$20,956,249	946,654	$7,931,761
Shares issued in reinvestment of distributions	—	—	437	2,514	935,446	6,697,794	—	—
Less shares redeemed	(606,404)	(4,230,369)	(4,426)	(23,275)	(13,938,808)	(98,205,545)	(6,379,103)	(51,730,587)

Net Increase (decrease)	(160,271)	$(975,351)	6,529	$37,758	(10,103,608)	$(70,551,502)	(5,432,449)	$(43,798,826)

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	19,177	$134,384	4,262	$24,641	214,599	$1,595,361	39,541	$330,686
Shares issued in reinvestment of distributions	—	—	—	—	139,979	1,027,431	—	—
Less shares redeemed	(69,409)	(475,290)	(4,053)	(21,729)	(1,447,194)	(10,419,590)	(372,250)	(2,958,639)

Net Increase (decrease)	(50,232)	$(340,906)	209	$2,912	(1,092,616)	$(7,796,798)	(332,709)	$(2,627,953)

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	170,194	$1,204,807	10,261	$58,917	1,816,520	$12,512,704	174,174	$1,394,003
Shares issued in reinvestment of distributions	—	—	—	—	675,530	4,647,646	—	—
Less shares redeemed	(182,679)	(1,255,556)	(2,188)	(11,112)	(8,551,282)	(57,765,661)	(1,273,730)	(10,028,091)

Net Increase (decrease)	(12,485)	$(50,749)	8,073	$47,805	(6,059,232)	$(40,605,311)	(1,099,556)	$(8,634,088)

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	5,823	$42,280	—	$—	3,008,065	$20,809,230	177,447	$1,435,184
Shares issued in reinvestment of distributions	—	—	9,872	56,764	490,431	3,550,718	—	—
Less shares redeemed	(6,870)	(50,117)	—	—	(5,483,625)	(39,950,567)	(5,638,530)	(48,171,964)

Net Increase (decrease)	(1,047)	$(7,837)	9,872	$56,764	(1,985,129)	$(15,590,619)	(5,461,083)	$(46,736,780)

R Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	—	$—	—	$—	14,423	$105,120	5,448	$47,835
Shares issued in reinvestment of distributions	—	—	146	837	409	2,920	—	—
Less shares redeemed	—	—	—	—	(5,852)	(41,521)	(1,233)	(10,293)

Net Increase (decrease)	—	$—	146	$837	8,980	$66,519	4,215	$37,542

Total Increase (decrease)	(224,035)	$(1,374,843)	24,829	$146,076	(19,231,605)	$(134,477,711)	(12,321,582)	$(101,760,105)

114	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

							Market Neutral
	Global Equity Fund		Evolving World Growth Fund		Convertible Fund		Income Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	494,204	$3,108,647	106,883	$812,197	58,065,317	$842,694,969	17,627,952	$181,134,024
Shares issued in reinvestment of distributions	102,797	652,765	1,396	9,804	503,332	7,283,426	3,990,902	40,613,176
Less shares redeemed	(1,635,541)	(10,668,684)	(6,191)	(46,436)	(6,813,611)	(97,982,894)	(25,600,947)	(263,092,641)

Net Increase (decrease)	(1,038,540)	$(6,907,272)	102,088	$775,565	51,755,038	$751,995,501	(3,982,093)	$(41,345,441)

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	21,172	$134,906	3,080	$20,281	1,279,252	$21,675,307	421,597	$4,516,131
Shares issued in reinvestment of distributions	9,182	58,028	584	4,102	28,880	486,923	152,999	1,635,925
Less shares redeemed	(19,821)	(124,485)	—	—	(805,083)	(13,498,165)	(887,130)	(9,545,412)

Net Increase (decrease)	10,533	$68,449	3,664	$24,383	503,049	$8,664,065	(312,534)	$(3,393,356)

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	166,811	$1,059,954	872	$6,379	14,275,056	$206,346,179	2,528,160	$26,211,721
Shares issued in reinvestment of distributions	15,598	98,270	589	4,134	146,137	2,104,103	1,310,080	13,552,103
Less shares redeemed	(316,588)	(1,972,967)	—	—	(2,071,493)	(29,465,734)	(7,989,532)	(83,211,394)

Net Increase (decrease)	(134,179)	$(814,743)	1,461	$10,513	12,349,700	$178,984,548	(4,151,292)	$(43,447,570)

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	26,363	$166,870	156	$1,200	15,105,199	$208,536,590	4,117,082	$41,758,469
Shares issued in reinvestment of distributions	28,941	183,488	20,048	140,736	93,159	1,277,013	469,226	4,727,970
Less shares redeemed	(36,449)	(227,869)	—	—	(909,786)	(12,734,771)	(3,336,946)	(33,514,645)

Net Increase (decrease)	18,855	$122,489	20,204	$141,936	14,288,572	$197,078,832	1,249,362	$12,971,794

R Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	—	$—	—	$—	11,637	$169,266	19,685	$202,179
Shares issued in reinvestment of distributions	5,276	33,396	769	5,400	148	2,137	765	7,768
Less shares redeemed	—	—	—	—	(1)	(15)	(5,282)	(52,284)

Net Increase (decrease)	5,276	$33,396	769	$5,400	11,784	$171,388	15,168	$157,663

Total Increase (decrease)	(1,138,055)	$(7,497,681)	128,186	$957,797	78,908,143	$1,136,894,334	(7,181,389)	$(75,056,910)

Notes to Financial Statements SEMIANNUAL REPORT	115

Notes to Financial Statements (unaudited)

	High Yield Fund		Total Return Bond Fund

A Shares	Shares	Dollars	Shares	Dollars

Shares sold	13,756,540	$99,862,035	4,593,241	$47,827,963
Shares issued in reinvestment of distributions	341,813	2,360,539	96,597	1,008,317
Less shares redeemed	(6,603,409)	(47,223,058)	(3,368,454)	(34,835,121)

Net Increase (decrease)	7,494,944	$54,999,516	1,321,384	$14,001,159

B Shares	Shares	Dollars	Shares	Dollars

Shares sold	456,735	$3,453,737	1,070,875	$11,118,938
Shares issued in reinvestment of distributions	27,384	195,014	18,764	196,271
Less shares redeemed	(423,698)	(3,081,058)	(373,352)	(3,879,349)

Net Increase (decrease)	60,421	$567,693	716,287	$7,435,860

C Shares	Shares	Dollars	Shares	Dollars

Shares sold	963,583	$7,150,692	2,042,435	$21,287,983
Shares issued in reinvestment of distributions	50,648	358,878	28,116	293,994
Less shares redeemed	(675,097)	(4,888,196)	(699,483)	(7,307,199)

Net Increase (decrease)	339,134	$2,621,374	1,371,068	$14,274,778

I Shares	Shares	Dollars	Shares	Dollars

Shares sold	191,711	$1,404,849	199,914	$2,093,808
Shares issued in reinvestment of distributions	23,240	160,094	85,221	889,988
Less shares redeemed	(405,291)	(2,744,034)	(21,070)	(219,019)

Net Increase (decrease)	(190,340)	$(1,179,091)	264,065	$2,764,777

R Shares	Shares	Dollars	Shares	Dollars

Shares sold	—	$—	148	$1,794
Shares issued in reinvestment of distributions	277	1,903	2,301	24,041
Less shares redeemed	—	—	—	—

Net Increase (decrease)	277	$1,903	2,449	$25,835

Total Increase (decrease)	7,704,436	$57,011,395	3,675,253	$38,502,409

116	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

The following table summarizes the activity in capital shares of the Funds:

For the Fiscal Year Ended October 31, 2008
			Growth and
	Growth Fund		Income Fund		Value Fund		Blue Chip Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	38,905,139	$2,016,857,167	15,946,637	$464,283,851	514,793	$6,003,019	1,219,955	$14,117,641
Shares issued in reinvestment of distributions	20,507,949	1,168,605,701	7,751,182	242,761,078	337,811	4,423,975	467,809	6,186,733
Less shares redeemed	(74,222,799)	(3,657,625,875)	(36,954,327)	(1,019,428,988)	(978,148)	(11,594,830)	(1,429,872)	(16,146,920)

Net Increase (decrease)	(14,809,711)	$(472,163,007)	(13,256,508)	$(312,384,059)	(125,544)	$(1,167,836)	257,892	$4,157,454

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,127,643	$60,825,436	891,165	$29,832,671	54,884	$586,919	96,706	$1,013,257
Shares issued in reinvestment of distributions	2,115,716	122,697,806	1,047,417	37,177,684	46,140	575,331	30,089	387,251
Less shares redeemed	(4,079,140)	(199,981,305)	(4,246,133)	(132,266,872)	(240,743)	(2,721,240)	(168,574)	(1,919,599)

Net Increase (decrease)	(835,781)	$(16,458,063)	(2,307,551)	$(65,256,517)	(139,719)	$(1,558,990)	(41,779)	$(519,091)

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	8,682,532	$428,209,243	7,124,325	$210,850,326	172,276	$1,852,343	287,368	$3,041,799
Shares issued in reinvestment of distributions	5,888,206	312,507,890	3,983,338	126,000,287	60,668	756,483	45,907	590,826
Less shares redeemed	(13,945,941)	(621,471,324)	(16,266,961)	(450,159,734)	(395,613)	(4,371,858)	(345,462)	(3,937,227)

Net Increase (decrease)	624,797	$119,245,809	(5,159,298)	$(113,309,121)	(162,669)	$(1,763,032)	(12,187)	$(304,602)

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	13,291,372	$715,970,157	4,173,096	$106,639,958	412,972	$5,228,219	128,387	$1,581,106
Shares issued in reinvestment of distributions	330,229	20,334,403	477,599	14,579,305	97,300	1,296,511	167,661	2,232,893
Less shares redeemed	(3,182,735)	(163,857,549)	(2,810,420)	(79,565,643)	(539,497)	(6,148,447)	(139,070)	(1,642,209)

Net Increase (decrease)	10,438,866	$572,447,011	1,840,275	$41,653,620	(29,225)	$376,283	156,978	$2,171,790

R Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	25,707	$1,189,829	35,603	$937,207	—	$—	3,611	$42,182
Shares issued in reinvestment of distributions	768	43,720	515	15,236	568	7,431	538	7,103
Less shares redeemed	(7,904)	(350,904)	(6,593)	(155,466)	—	—	—	—

Net Increase (decrease)	18,571	$882,645	29,525	$796,977	568	$7,431	4,149	$49,285

Total Increase (decrease)	(4,563,258)	$203,954,395	(18,853,557)	$(448,499,100)	(456,589)	$(4,106,144)	365,053	$5,554,836

Notes to Financial Statements SEMIANNUAL REPORT	117

Notes to Financial Statements (unaudited)

					Global Growth		International
	Multi-Fund Blend		130/30 Equity Fund		and Income Fund		Growth Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	846,648	$10,021,644	180,314	$1,690,215	15,860,297	$169,891,814	7,711,961	$119,845,475
Shares issued in reinvestment of distributions	17,833	221,955	—	—	2,584,090	29,606,011	513,228	8,681,480
Less shares redeemed	(1,248,790)	(13,285,548)	(43,162)	(349,069)	(26,268,375)	(251,370,878)	(7,672,415)	(106,630,076)

Net Increase (decrease)	(384,309)	$(3,041,949)	137,152	$1,341,146	(7,823,988)	$(51,873,053)	552,774	$21,896,879

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	62,709	$703,012	105,970	$1,049,611	1,478,384	$16,195,750	306,209	$4,798,531
Shares issued in reinvestment of distributions	2,286	27,863	—	—	323,926	3,824,508	61,571	1,027,014
Less shares redeemed	(131,307)	(1,380,691)	(1,628)	(12,039)	(2,293,984)	(23,345,826)	(692,167)	(9,086,209)

Net Increase (decrease)	(66,312)	$(649,816)	104,342	$1,037,572	(491,674)	$(3,325,568)	(324,387)	$(3,260,664)

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	232,956	$2,706,082	102,804	$1,022,298	8,923,843	$92,520,857	1,217,479	$19,323,004
Shares issued in reinvestment of distributions	6,332	77,191	—	—	1,528,207	16,958,006	129,360	2,155,140
Less shares redeemed	(441,029)	(4,654,463)	—	—	(11,472,999)	(105,496,752)	(1,473,743)	(19,248,970)

Net Increase (decrease)	(201,741)	$(1,871,190)	102,804	$1,022,298	(1,020,949)	$3,982,111	(126,904)	$2,229,174

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	12,152	$131,507	2,100,652	$21,006,480	7,766,618	$80,877,141	433,074	$6,088,127
Shares issued in reinvestment of distributions	120	1,501	—	—	1,086,910	12,572,309	350,194	5,939,315
Less shares redeemed	(5,658)	(64,770)	(609)	(5,115)	(6,639,859)	(65,820,774)	(220,606)	(2,988,216)

Net Increase (decrease)	6,614	$68,238	2,100,043	$21,001,365	2,213,669	$27,628,676	562,662	$9,039,226

R Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	—	$—	100,000	$1,000,000	18,558	$195,650	36,128	$526,275
Shares issued in reinvestment of distributions	99	1,227	—	—	598	6,835	274	4,629
Less shares redeemed	—	—	—	—	—	—	(34,026)	(514,466)

Net Increase (decrease)	99	$1,227	100,000	$1,000,000	19,156	$202,485	2,376	$16,438

Total Increase (decrease)	(645,649)	$(5,493,490)	2,544,341	$25,402,381	(7,103,786)	$(23,385,349)	666,521	$29,921,053

118	SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

			Evolving World				Market Neutral
	Global Equity Fund		Growth Fund		Convertible Fund		Income Fund

A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	872,332	$10,155,415	162,900	$1,576,562	4,327,663	$60,460,201	45,925,882	$575,551,127
Shares issued in reinvestment of distributions	—	—	—	—	288,404	5,187,133	2,613,467	33,100,835
Less shares redeemed	(665,095)	(6,779,053)	—	—	(3,190,529)	(57,281,223)	(50,282,360)	(614,976,589)

Net Increase (decrease)	207,237	$3,376,362	162,900	$1,576,562	1,425,538	$8,366,111	(1,743,011)	$(6,324,627)

B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	62,697	$695,213	100,000	$1,000,000	57,158	$1,112,765	1,266,348	$16,643,055
Shares issued in reinvestment of distributions	—	—	—	—	64,975	1,678,410	76,191	1,012,018
Less shares redeemed	(35,251)	(359,089)	—	—	(1,364,294)	(29,062,724)	(1,299,819)	(16,809,256)

Net Increase (decrease)	27,446	$336,124	100,000	$1,000,000	(1,242,161)	$(26,271,549)	42,720	$845,817

C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	439,502	$4,995,832	100,299	$1,003,000	932,827	$13,506,076	10,525,225	$134,989,687
Shares issued in reinvestment of distributions	—	—	—	—	177,814	3,895,410	689,431	8,873,879
Less shares redeemed	(69,386)	(678,889)	—	—	(2,352,268)	(42,561,930)	(12,519,720)	(155,577,984)

Net Increase (decrease)	370,116	$4,316,943	100,299	$1,003,000	(1,241,627)	$(25,160,444)	(1,305,064)	$(11,714,418)

I Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	68,219	$731,887	2,100,537	$21,005,150	361,228	$5,528,498	8,761,029	$104,151,978
Shares issued in reinvestment of distributions	—	—	—	—	11,679	243,109	121,228	1,491,599
Less shares redeemed	(14,725)	(155,406)	—	—	(144,087)	(2,424,867)	(1,330,775)	(14,893,422)

Net Increase (decrease)	53,494	$576,481	2,100,537	$21,005,150	228,820	$3,346,740	7,551,482	$90,750,155

R Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	—	$—	100,000	$1,000,000	—	$—	6,826	$84,037
Shares issued in reinvestment of distributions	—	—	—	—	144	3,015	339	4,286
Less shares redeemed	—	—	—	—	—	—	(285)	(3,217)

Net Increase (decrease)	—	$—	100,000	$1,000,000	144	$3,015	6,880	$85,106

Total Increase (decrease)	658,293	$8,605,910	2,563,736	$25,584,712	(829,286)	$(39,716,127)	4,553,007	$73,642,033

Notes to Financial Statements SEMIANNUAL REPORT	119

Notes to Financial Statements (unaudited)

	High Yield		Total Return
	Fund		Bond Fund

A Shares	Shares	Dollars	Shares	Dollars

Shares sold	4,418,552	$44,080,267	2,249,772	$23,105,015
Shares issued in reinvestment of distributions	1,163,202	11,533,973	172,424	1,769,237
Less shares redeemed	(9,841,072)	(98,777,718)	(598,275)	(6,109,553)

Net Increase (decrease)	(4,259,318)	$(43,163,478)	1,823,921	$18,764,699

B Shares	Shares	Dollars	Shares	Dollars

Shares sold	261,318	$2,603,396	1,442,263	$14,806,338
Shares issued in reinvestment of distributions	116,110	1,192,296	11,845	121,161
Less shares redeemed	(807,321)	(7,934,662)	(371,063)	(3,784,628)

Net Increase (decrease)	(429,893)	$(4,138,970)	1,083,045	$11,142,871

C Shares	Shares	Dollars	Shares	Dollars

Shares sold	709,612	$6,929,302	2,223,032	$22,733,600
Shares issued in reinvestment of distributions	207,182	2,114,487	14,467	147,438
Less shares redeemed	(1,359,743)	(13,211,602)	(449,906)	(4,563,285)

Net Increase (decrease)	(442,949)	$(4,167,813)	1,787,593	$18,317,753

I Shares	Shares	Dollars	Shares	Dollars

Shares sold	617,655	$5,574,596	54,674	$556,692
Shares issued in reinvestment of distributions	51,243	512,058	141,761	1,455,416
Less shares redeemed	(374,085)	(3,673,771)	(18,274)	(185,545)

Net Increase (decrease)	294,813	$2,412,883	178,161	$1,826,563

R Shares	Shares	Dollars	Shares	Dollars

Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	936	9,271	3,826	39,300
Less shares redeemed	—	—	—	—

Net Increase (decrease)	936	$9,271	3,826	$39,300

Total Increase (decrease)	(4,836,411)	$(49,048,107)	4,876,546	$50,091,186

120	SEMIANNUAL REPORT Notes to Financial Statements

Calamos Growth Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$32.20	$70.29	$55.12	$58.31	$49.90	$47.62	$31.68

Income from investment operations:
Net investment income (loss)#	(0.06)	(0.24)	(0.35)	(0.23)	(0.30)	(0.36)	(0.14)

Net realized and unrealized gain (loss) on investments	0.87	(30.29)	17.49	(2.96)	11.05	2.78	16.08

Total from investment operations	0.81	(30.53)	17.14	(3.19)	10.75	2.42	15.94

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—

Dividends from net realized gains	—	(7.56)	(1.97)	—	(2.34)	(0.14)	—

Total distributions	—	(7.56)	(1.97)	—	(2.34)	(0.14)	—

Net asset value, end of period	$33.01	$32.20	$70.29	$55.12	$58.31	$49.90	$47.62

Ratios and supplemental data:
Total return(a)	2.52%	(48.11%)	32.15%	(5.47%)	21.96%	5.08%	50.32%

Net assets, end of period (000)	$4,497,234	$5,052,016	$12,068,660	$12,573,503	$14,242,247	$10,161,403	$5,789,210

Ratio of net expenses to average net assets	1.35%*	1.21%	1.20%	1.19%*	1.20%	1.23%	1.31%

Ratio of net investment income (loss) to average net assets	(0.41%)*	(0.46%)	(0.61%)	(0.71%)*	(0.55%)	(0.74%)	(0.96%)

Ratio of gross expenses to average net assets prior to expense reductions	1.36%*	1.22%	1.21%	1.19%*	1.20%	1.23%	1.31%

	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Portfolio turnover rate	21.9%	73.9%	75.8%	41.2%	74.7%	63.1%	53.7%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
#	Net investment income allocated based on average shares method.
*	Annualized

Financial Highlights SEMIANNUAL REPORT	121

Calamos Growth Fund

	CLASS B
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$ 32.53	$ 71.41	$ 56.37	$ 59.91	$ 51.59	$ 49.59	$ 33.24

Income from investment operations:
Net investment income (loss)#	(0.17)	(0.63)	(0.80)	(0.48)	(0.72)	(0.75)	(0.32)

Net realized and unrealized gain (loss) on investments	0.87	(30.69)	17.81	(3.06)	11.38	2.89	16.67

Total from investment operations	0.70	(31.32)	17.01	(3.54)	10.66	2.14	16.35

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—

Dividends from net realized gains	—	(7.56)	(1.97)	—	(2.34)	(0.14)	—

Total distributions	—	(7.56)	(1.97)	—	(2.34)	(0.14)	—

Net asset value, end of period	$33.23	$32.53	$71.41	$56.37	$59.91	$51.59	$49.59

Ratios and supplemental data:
Total return(a)	2.15%	(48.50%)	31.18%	(5.91%)	21.05%	4.31%	49.19%

Net assets, end of period (000)	$538,322	$609,200	$1,396,806	$1,280,227	$1,424,960	$1,110,017	$749,897

Ratio of net expenses to average net assets	2.10%*	1.96%	1.95%	1.94%*	1.95%	1.98%	2.06%

Ratio of net investment income (loss) to average net assets	(1.16%)*	(1.21%)	(1.36%)	(1.46%)*	(1.30%)	(1.49%)	(1.71%)

Ratio of gross expenses to average net assets prior to expense reductions	2.11%*	1.97%	1.96%	1.94%*	1.95%	1.98%	2.06%

	CLASS C
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$29.77	$66.05	$52.29	$55.57	$48.00	$46.15	$30.94

Income from investment operations:
Net investment income (loss)#	(0.15)	(0.58)	(0.74)	(0.44)	(0.67)	(0.69)	(0.28)

Net realized and unrealized gain (loss) on investments	0.79	(28.14)	16.47	(2.84)	10.58	2.68	15.49

Total from investment operations	0.64	(28.72)	15.73	(3.28)	9.91	1.99	15.21

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—

Dividends from net realized gains	—	(7.56)	(1.97)	—	(2.34)	(0.14)	—

Total distributions	—	(7.56)	(1.97)	—	(2.34)	(0.14)	—

Net asset value, end of period	$30.41	$29.77	$66.05	$52.29	$55.57	$48.00	$46.15

Ratios and supplemental data:
Total return(a)	2.15%	(48.50%)	31.16%	(5.90%)	21.06%	4.31%	49.16%

Net assets, end of period (000)	$1,504,608	$1,732,305	$3,801,620	$3,716,923	$4,152,698	$3,038,513	$1,882,171

Ratio of net expenses to average net assets	2.10%*	1.96%	1.95%	1.94%*	1.95%	1.98%	2.06%

Ratio of net investment income (loss) to average net assets	(1.16%)*	(1.21%)	(1.36%)	(1.46%)*	(1.30%)	(1.49%)	(1.71%)

Ratio of gross expenses to average net assets prior to expense reductions	2.11%*	1.97%	1.96%	1.94%*	1.95%	1.98%	2.06%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized.

122	SEMIANNUAL REPORT Financial Highlights

Calamos Growth Fund

	CLASS I
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$34.88	$75.28	$58.75	$62.06	$52.85	$50.30	$33.38

Income from investment operations:
Net investment income (loss)#	(0.02)	(0.11)	(0.23)	(0.16)	(0.17)	(0.25)	(0.13)

Net realized and unrealized gain (loss) on investments	0.94	(32.73)	18.73	(3.15)	11.72	2.94	17.05

Total from investment operations	0.92	(32.84)	18.50	(3.31)	11.55	2.69	16.92

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—

Dividends from net realized gains	—	(7.56)	(1.97)	—	(2.34)	(0.14)	—

Total distributions	—	(7.56)	(1.97)	—	(2.34)	(0.14)	—

Net asset value, end of period	$35.80	$34.88	$75.28	$58.75	$62.06	$52.85	$50.30

Ratios and supplemental data:
Total return(a)	2.64%	(47.97%)	32.49%	(5.33%)	22.25%	5.35%	50.69%

Net assets, end of period (000)	$484,126	$468,906	$226,225	$140,089	$198,409	$156,641	$123,933

Ratio of net expenses to average net assets	1.10%*	0.96%	0.95%	0.94%*	0.95%	0.98%	1.06%

Ratio of net investment income (loss) to average net assets	(0.16%)*	(0.21%)	(0.36%)	(0.46%)*	(0.30%)	(0.49%)	(0.71%)

Ratio of gross expenses to average net assets prior to expense reductions	1.11%*	0.97%	0.96%	0.94%*	0.95%	0.98%	1.06%

	CLASS R
	(unaudited)		March 1,
	Six Months	Year	2007∧
	Ended	Ended	through
	April 30,	October 31,	October 31,

	2009	2008	2007

Net asset value, beginning of period	$32.05	$70.16	$53.60

Income from investment operations:
Net investment income (loss)#	(0.09)	(0.35)	(0.36)

Net realized and unrealized gain (loss) on investments	0.85	(30.20)	16.92

Total from investment operations	0.76	(30.55)	16.56

Distributions:
Dividends from net investment income	—	—	—

Dividends from net realized gains	—	(7.56)	—

Total distributions	—	(7.56)	—

Net asset value, end of period	$32.81	$32.05	$70.16

Ratios and supplemental data:
Total return(a)	2.37%	(48.24%)	30.90%

Net assets, end of period (000)	$1,580	$780	$404

Ratio of net expenses to average net assets	1.60%*	1.46%	1.45%*

Ratio of net investment income (loss) to average net assets	(0.66%)*	(0.71%)	(0.86%)*

Ratio of gross expenses to average net assets prior to expense reductions	1.61%*	1.47%	1.46%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	123

Calamos Growth and Income Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$21.13	$35.83	$32.71	$32.64	$29.40	$28.71	$22.30

Income from investment operations:
Net investment income (loss)	0.30 #	0.37 #	0.32	0.27	0.42	0.40	0.34

Net realized and unrealized gain (loss) on investments	1.47	(12.09)	5.04	0.25	4.18	0.85	6.48

Total from investment operations	1.77	(11.72)	5.36	0.52	4.60	1.25	6.82

Distributions:
Dividends from net investment income	(0.15)	(0.52)	(0.50)	(0.45)	(0.60)	(0.40)	(0.41)

Dividends from net realized gains	—	(2.46)	(1.74)	—	(0.76)	(0.16)	—

Total distributions	(0.15)	(2.98)	(2.24)	(0.45)	(1.36)	(0.56)	(0.41)

Net asset value, end of period	$22.75	$21.13	$35.83	$32.71	$32.64	$29.40	$28.71

Ratios and supplemental data:
Total return(a)	8.46%	(35.31%)	17.38%	1.66%	16.01%	4.40%	30.74%

Net assets, end of period (000)	$1,505,704	$1,749,433	$3,441,626	$3,536,121	$3,352,933	$2,580,205	$2,031,032

Ratio of net expenses to average net assets	1.15%*	1.06%	1.06%	1.05%*	1.06%	1.08%	1.14%

Ratio of net investment income (loss) to average net assets	2.91%*	1.26%	1.16%	1.35%*	1.31%	1.42%	1.63%

Ratio of gross expenses to average net assets prior to expense reductions	1.15%*	1.07%	1.06%	1.05%*	1.06%	1.08%	1.14%

	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Portfolio turnover rate	27.8%	83.4%	66.0%	42.2%	65.4%	65.0%	50.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

124	SEMIANNUAL REPORT Financial Highlights

Calamos Growth and Income Fund

	CLASS B
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$23.85	$40.09	$36.32	$36.15	$32.42	$31.66	$24.57

Income from investment operations:
Net investment income (loss)	0.25 #	0.17 #	0.12	0.12	0.19	0.19	0.16

Net realized and unrealized gain (loss) on investments	1.66	(13.63)	5.60	0.30	4.64	0.95	7.14

Total from investment operations	1.91	(13.46)	5.72	0.42	4.83	1.14	7.30

Distributions:
Dividends from net investment income	(0.06)	(0.32)	(0.21)	(0.25)	(0.34)	(0.22)	(0.21)

Dividends from net realized gains	—	(2.46)	(1.74)	—	(0.76)	(0.16)	—

Total distributions	(0.06)	(2.78)	(1.95)	(0.25)	(1.10)	(0.38)	(0.21)

Net asset value, end of period	$25.70	$23.85	$40.09	$36.32	$36.15	$32.42	$31.66

Ratios and supplemental data:
Total return(a)	8.03%	(35.80%)	16.53%	1.21%	15.15%	3.62%	29.78%

Net assets, end of period (000)	$348,960	$385,128	$739,884	$736,256	$742,721	$639,253	$541,360

Ratio of net expenses to average net assets	1.90%*	1.81%	1.81%	1.80%*	1.81%	1.83%	1.89%

Ratio of net investment income (loss) to average net assets	2.16%*	0.51%	0.41%	0.60%*	0.56%	0.67%	0.88%

Ratio of gross expenses to average net assets prior to expense reductions	1.90%*	1.82%	1.81%	1.80%*	1.81%	1.83%	1.89%

	CLASS C
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$21.23	$36.05	$32.89	$32.78	$29.53	$28.90	$22.47

Income from investment operations:
Net investment income (loss)	0.22 #	0.15 #	0.10	0.13	0.20	0.19	0.17

Net realized and unrealized gain (loss) on investments	1.48	(12.16)	5.05	0.26	4.19	0.84	6.50

Total from investment operations	1.70	(12.01)	5.15	0.39	4.39	1.03	6.67

Distributions:
Dividends from net investment income	(0.07)	(0.35)	(0.25)	(0.28)	(0.38)	(0.24)	(0.24)

Dividends from net realized gains	—	(2.46)	(1.74)	—	(0.76)	(0.16)	—

Total distributions	(0.07)	(2.81)	(1.99)	(0.28)	(1.14)	(0.40)	(0.24)

Net asset value, end of period	$22.86	$21.23	$36.05	$32.89	$32.78	$29.53	$28.90

Ratios and supplemental data:
Total return(a)	8.05%	(35.82%)	16.53%	1.20%	15.16%	3.59%	29.77%

Net assets, end of period (000)	$1,098,930	$1,212,715	$2,244,752	$2,178,512	$2,095,534	$1,615,096	$1,260,818

Ratio of net expenses to average net assets	1.90%*	1.81%	1.81%	1.80%*	1.81%	1.83%	1.89%

Ratio of net investment income (loss) to average net assets	2.16%*	0.51%	0.41%	0.60%*	0.56%	0.67%	0.88%

Ratio of gross expenses to average net assets prior to expense reductions	1.90%*	1.82%	1.81%	1.80%*	1.81%	1.83%	1.89%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

Financial Highlights SEMIANNUAL REPORT	125

Calamos Growth and Income Fund

	CLASS I
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$20.69	$35.13	$32.11	$32.06	$28.90	$28.21	$21.91

Income from investment operations:
Net investment income (loss)	0.32 #	0.42 #	0.46	0.32	0.51	0.45	0.44

Net realized and unrealized gain (loss) on investments	1.43	(11.82)	4.88	0.24	4.08	0.85	6.33

Total from investment operations	1.75	(11.40)	5.34	0.56	4.59	1.30	6.77

Distributions:
Dividends from net investment income	(0.18)	(0.58)	(0.58)	(0.51)	(0.67)	(0.45)	(0.47)

Dividends from net realized gains	—	(2.46)	(1.74)	—	(0.76)	(0.16)	—

Total distributions	(0.18)	(3.04)	(2.32)	(0.51)	(1.43)	(0.61)	(0.47)

Net asset value, end of period	$22.26	$20.69	$35.13	$32.11	$32.06	$28.90	$28.21

Ratios and supplemental data:

Total return(a)	8.55%	(35.14%)	17.70%	1.78%	16.33%	4.67%	31.06%

Net assets, end of period (000)	$187,182	$140,308	$173,650	$153,049	$142,702	$82,793	$44,192

Ratio of net expenses to average net assets	0.90%*	0.81%	0.81%	0.80%*	0.81%	0.83%	0.89%

Ratio of net investment income (loss) to average net assets	3.16%*	1.51%	1.41%	1.60%*	1.56%	1.67%	1.88%

Ratio of gross expenses to average net assets prior to expense reductions	0.90%*	0.82%	0.81%	0.80%*	0.81%	0.83%	0.89%

	CLASS R
	(unaudited)		March 1,
	Six Months	Year	2007∧
	Ended	Ended	Ended
	April 30,	October 31,	October 31,

	2009	2008	2007

Net asset value, beginning of period	$21.08	$35.80	$31.32

Income from investment operations:
Net investment income (loss)	0.27 #	0.28 #	0.20

Net realized and unrealized gain (loss) on investments	1.47	(12.05)	4.57

Total from investment operations	1.74	(11.77)	4.77

Distributions:
Dividends from net investment income	(0.14)	(0.49)	(0.29)

Dividends from net realized gains	—	(2.46)	—

Total distributions	(0.14)	(2.95)	(0.29)

Net asset value, end of period	$22.68	$21.08	$35.80

Ratios and supplemental data:

Total return(a)	8.31%	(35.49%)	15.32%

Net assets, end of period (000)	$1,273	$690	$115

Ratio of net expenses to average net assets	1.40%*	1.31%	1.31%*

Ratio of net investment income (loss) to average net assets	2.66%*	1.01%	0.91%*

Ratio of gross expenses to average net assets prior to expense reductions	1.40%*	1.32%	1.31%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

126	SEMIANNUAL REPORT Financial Highlights

Calamos Value Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,		Year Ended March 31,

	2009	2008	2007	2006		2006	2005	2004

Net asset value, beginning of period	$8.90	$14.68	$13.63	$13.03		$12.01	$11.27	$7.70

Income from investment operations:
Net investment income (loss)	0.03 #	0.03 #	0.01 #	(0.00	)#*	0.01	0.02	(0.02)

Net realized and unrealized gain (loss) on investments	(0.50)	(4.83)	1.73	0.60		1.51	0.72	3.59

Total from investment operations	(0.47)	(4.80)	1.74	0.60		1.52	0.74	3.57

Distributions:
Dividends from net investment income	(0.01)	(0.08)	—	—		—	—	—

Dividends from net realized gains	—	(0.90)	(0.69)	—		(0.50)	—	—

Total distributions	(0.01)	(0.98)	(0.69)	—		(0.50)	—	—

Net asset value, end of period	$8.42	$8.90	$14.68	$13.63		$13.03	$12.01	$11.27

Ratios and supplemental data:
Total return(a)	(5.32%)	(34.79%)	13.33%	4.60%		12.91%	6.57%	46.36%

Net assets, end of period (000)	$28,731	$45,372	$76,676	$101,016		$95,264	$88,040	$40,024

Ratio of net expenses to average net assets	1.65%**	1.48%	1.46%	1.46	%**	1.47%	1.61%	1.75%

Ratio of net investment income (loss) to average net assets	0.84%**	0.24%	0.05%	(0.04	%)**	0.10%	0.07%	(0.40%)

Ratio of gross expenses to average net assets prior to expense reductions	1.66%**	1.49%	1.46%	1.46	%**	1.47%	1.61%	2.02%

	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Portfolio turnover rate	19.7%	61.0%	29.6%	35.7%	63.3%	50.3%	24.4%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share.

**	Annualized

Financial Highlights SEMIANNUAL REPORT	127

Calamos Value Fund

	CLASS B
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,		Year Ended March 31,

	2009	2008	2007	2006		2006	2005	2004

Net asset value, beginning of period	$ 8.46	$14.01	$13.13	$12.61		$11.73	$11.08	$7.63

Income from investment operations:
Net investment income (loss)	0.00 #*	(0.06)#	(0.09)#	(0.06	)#	(0.07)	(0.03)	(0.02)

Net realized and unrealized gain (loss) on investments	(0.48)	(4.59)	1.66	0.58		1.45	0.68	3.47

Total from investment operations	(0.48)	(4.65)	1.57	0.52		1.38	0.65	3.45

Distributions:
Dividends from net investment income	—	—	—	—		—	—	—

Dividends from net realized gains	—	(0.90)	(0.69)	—		(0.50)	—	—

Total distributions	—	(0.90)	(0.69)	—		(0.50)	—	—

Net asset value, end of period	$ 7.98	$8.46	$14.01	$13.13		$12.61	$11.73	$11.08

Ratios and supplemental data:
Total return(a)	(5.67%)	(35.24%)	12.50%	4.12%		12.01%	5.87%	45.22%

Net assets, end of period (000)	$4,519	$5,377	$10,867	$9,898		$9,205	$7,676	$3,865

Ratio of net expenses to average net assets	2.40%**	2.23%	2.21%	2.21	%**	2.22%	2.36%	2.50%

Ratio of net investment income (loss) to average net assets	0.09%**	(0.51%)	(0.70%)	(0.79	%)**	(0.65%)	(0.68%)	(1.15%)

Ratio of gross expenses to average net assets prior to expense reductions	2.41%**	2.24%	2.21%	2.21	%**	2.22%	2.36%	2.77%

	CLASS C
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,		Year Ended March 31,

	2009	2008	2007	2006		2006	2005	2004

Net asset value, beginning of period	$ 8.45	$14.00	$13.12	$12.60		$11.72	$11.08	$7.63

Income from investment operations:
Net investment income (loss)	0.00 #*	(0.06)#	(0.09)#	(0.06	)#	(0.07)	(0.04)	(0.01)

Net realized and unrealized gain (loss) on investments	(0.48)	(4.59)	1.66	0.58		1.45	0.68	3.46

Total from investment operations	(0.48)	(4.65)	1.57	0.52		1.38	0.64	3.45

Distributions:
Dividends from net investment income	—	—	—	—		—	—	—

Dividends from net realized gains	—	(0.90)	(0.69)	—		(0.50)	—	—

Total distributions	—	(0.90)	(0.69)	—		(0.50)	—	—

Net asset value, end of period	$ 7.97	$8.45	$14.00	$13.12		$12.60	$11.72	$11.08

Ratios and supplemental data:
Total return(a)	(5.68%)	(35.27%)	12.51%	4.13%		12.02%	5.78%	45.22%

Net assets, end of period (000)	$5,970	$7,295	$14,364	$15,621		$14,999	$12,991	$6,894

Ratio of net expenses to average net assets	2.40%**	2.23%	2.21%	2.21	%**	2.22%	2.36%	2.50%

Ratio of net investment income (loss) to average net assets	0.09%**	(0.51%)	(0.70%)	(0.79	%)**	(0.65%)	(0.68%)	(1.15%)

Ratio of gross expenses to average net assets prior to expense reductions	2.41%**	2.24%	2.21%	2.21	%**	2.22%	2.36%	2.77%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share.

**	Annualized

128	SEMIANNUAL REPORT Financial Highlights

Calamos Value Fund

	CLASS I
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$ 9.05	$ 14.92	$13.81	$13.18	$12.11	$11.33	$7.72

Income from investment operations:
Net investment income (loss)	0.04 #	0.06 #	0.04 #	0.02 #	0.04	0.03	(0.01)

Net realized and unrealized gain (loss) on investments	(0.51)	(4.91)	1.76	0.61	1.53	0.75	3.62

Total from investment operations	(0.47)	(4.85)	1.80	0.63	1.57	0.78	3.61

Distributions:
Dividends from net investment income	(0.04)	(0.12)	—	—	—	—	—

Dividends from net realized gains	—	(0.90)	(0.69)	—	(0.50)	—	—

Total distributions	(0.04)	(1.02)	(0.69)	—	(0.50)	—	—

Net asset value, end of period	$8.54	$9.05	$14.92	$13.81	$13.18	$12.11	$11.33

Ratios and supplemental data:
Total return(a)	(5.20%)	(34.64%)	13.60%	4.78%	13.22%	6.88%	46.76%

Net assets, end of period (000)	$15,514	$17,711	$29,628	$6,951	$4,120	$3,174	$2,461

Ratio of net expenses to average net assets	1.40%**	1.23%	1.21%	1.21%**	1.22%	1.36%	1.50%

Ratio of net investment income (loss) to average net assets	1.09%**	0.49%	0.30%	0.21%**	0.35%	0.32%	(0.15%)

Ratio of gross expenses to average net assets prior to expense reductions	1.41%**	1.24%	1.21%	1.21%**	1.22%	1.36%	1.77%

	CLASS R
	(unaudited)		March 1,
	Six Months	Year	2007∧
	Ended	Ended	through
	April 30,	October 31,	October 31,

	2009	2008	2007

Net asset value, beginning of period	$8.87	$14.66	$13.18

Income from investment operations:
Net investment income (loss)#	0.02	0.00 *	(0.02)

Net realized and unrealized gain (loss) on investments	(0.50)	(4.82)	1.50

Total from investment operations	(0.48)	(4.82)	1.48

Distributions:
Dividends from net investment income	—	(0.07)	—

Dividends from net realized gains	—	(0.90)	—

Total distributions	—	(0.97)	—

Net asset value, end of period	$8.39	$8.87	$14.66

Ratios and supplemental data:
Total return(a)	(5.41%)	(34.96%)	11.23%

Net assets, end of period (000)	$68	$72	$111

Ratio of net expenses to average net assets	1.90%**	1.73%	1.71	%**

Ratio of net investment income (loss) to average net assets	0.59%**	(0.01%)	(0.20	%)**

Ratio of gross expenses to average net assets prior to expense reductions	1.91%**	1.74%	1.71	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share.

**	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	129

Calamos Blue Chip

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)			April 1,			December 1,
	Six Months			2006			2003∧
	Ended	Year Ended		through	Year Ended		through
	April 30,	October 31,		October 31,	March 31,		March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$8.91	$14.82	$12.75	$12.12	$10.91	$10.27	$10.00

Income from investment operations:
Net investment income (loss)	0.04 #	0.06 #	0.04 #	0.02	0.02	0.02	(0.01)

Net realized and unrealized gain (loss) on investments	(0.50)	(5.05)	2.11	0.61	1.19	0.63	0.28

Total from investment operations	(0.46)	(4.99)	2.15	0.63	1.21	0.65	0.27

Distributions:
Dividends from net investment income	(0.04)	(0.03)	(0.04)	—	—	(0.01)	—

Dividends from net realized gains	—	(0.89)	(0.04)	—	—	—	—

Total distributions	(0.04)	(0.92)	(0.08)	—	—	(0.01)	—

Net asset value, end of period	$8.41	$8.91	$14.82	$12.75	$12.12	$10.91	$10.27

Ratios and supplemental data:
Total return(a)	(5.18%)	(35.66%)	16.93%	5.20%	11.09%	6.33%	2.70%

Net assets, end of period (000)	$32,070	$67,229	$107,955	$105,014	$95,552	$76,809	$28,499

Ratio of net expenses to average net assets	1.58%*	1.45%	1.44%	1.43%*	1.46%	1.70%	1.75%*

Ratio of net investment income (loss) to average net assets	1.04%*	0.49%	0.33%	0.29%*	0.16%	0.25%	(0.42%)*

Ratio of gross expenses to average net assets prior to expense reductions	1.58%*	1.46%	1.45%	1.43%*	1.46%	1.70%	2.56%*

	(unaudited)			April 1,			December 1,
	Six Months			2006			2003
	Ended	Year Ended		through	Year Ended		through
	April 30,	October 31,		October 31,	March 31,		March 31,

	2009	2008	2007	2006	2006	2005	2004

Portfolio turnover rate	27.4%	39.8%	45.9%	25.5%	27.7%	37.6%	4.3%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

130	SEMIANNUAL REPORT Financial Highlights

Calamos Blue Chip

	CLASS B
	(unaudited)			April 1,			December 1,
	Six Months			2006			2003∧
	Ended	Year Ended		through	Year Ended		through
	April 30,	October 31,		October 31,	March 31,		March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$ 8.63	$14.44	$12.49	$11.92	$10.82	$10.25	$10.00

Income from investment operations:
Net investment income (loss)	0.01 #	(0.03)#	(0.06)#	(0.05)	(0.07)	(0.03)	(0.02)

Net realized and unrealized gain (loss) on investments	(0.49)	(4.89)	2.05	0.62	1.17	0.60	0.27

Total from investment operations	(0.48)	(4.92)	1.99	0.57	1.10	0.57	0.25

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—

Dividends from net realized gains	—	(0.89)	(0.04)	—	—	—	—

Total distributions	—	(0.89)	(0.04)	—	—	—	—

Net asset value, end of period	$8.15	$8.63	$14.44	$12.49	$11.92	$10.82	$10.25

Ratios and supplemental data:
Total return(a)	(5.56%)	(36.08%)	15.96%	4.78%	10.17%	5.56%	2.50%

Net assets, end of period (000)	$4,585	$4,833	$8,694	$8,007	$8,452	$7,219	$3,894

Ratio of net expenses to average net assets	2.33%*	2.20%	2.19%	2.18%*	2.21%	2.45%	2.50%*

Ratio of net investment income (loss) to average net assets	0.29%*	(0.26%)	(0.42%)	(0.46%)*	(0.59%)	(0.50%)	(1.17%)*

Ratio of gross expenses to average net assets prior to expense reductions	2.33%*	2.21%	2.20%	2.18%*	2.21%	2.45%	3.31%*

	CLASS C
	(unaudited)			April 1,			December 1,
	Six Months			2006			2003∧
	Ended	Year Ended		through	Year Ended		through
	April 30,	October 31,		October 31,	March 31,		March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$ 8.63	$14.45	$12.49	$11.93	$10.82	$10.25	$10.00

Income from investment operations:
Net investment income (loss)	0.01 #	(0.03)#	(0.06)#	(0.04)	(0.07)	(0.03)	(0.02)

Net realized and unrealized gain (loss) on investments	(0.49)	(4.90)	2.06	0.60	1.18	0.60	0.27

Total from investment operations	(0.48)	(4.93)	2.00	0.56	1.11	0.57	0.25

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—

Dividends from net realized gains	—	(0.89)	(0.04)	—	—	—	—

Total distributions	—	(0.89)	(0.04)	—	—	—	—

Net asset value, end of period	$8.15	$8.63	$14.45	$12.49	$11.93	$10.82	$10.25

Ratios and supplemental data:
Total return(a)	(5.56%)	(36.13%)	16.04%	4.69%	10.26%	5.56%	2.50%

Net assets, end of period (000)	$9,493	$8,489	$14,389	$14,430	$14,233	$12,337	$4,822

Ratio of net expenses to average net assets	2.33%*	2.20%	2.19%	2.18%*	2.21%	2.45%	2.50%*

Ratio of net investment income (loss) to average net assets	0.29%*	(0.26%)	(0.42%)	(0.46%)*	(0.59%)	(0.50%)	(1.17%)*

Ratio of gross expenses to average net assets prior to expense reductions	2.33%*	2.21%	2.20%	2.18%*	2.21%	2.45%	3.31%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	131

Calamos Blue Chip

	CLASS I
	(unaudited)			April 1,			December 1,
	Six Months			2006			2003∧
	Ended	Year Ended		through	Year Ended		through
	April 30,	October 31,		October 31,	March 31,		March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$ 8.97	$14.90	$12.84	$12.19	$10.94	$10.28	$10.00

Income from investment operations:
Net investment income (loss)	0.05#	0.09#	0.08#	0.04	0.01	0.04	(0.00	)*

Net realized and unrealized gain (loss) on investments	(0.51)	(5.06)	2.11	0.61	1.24	0.64	0.28

Total from investment operations	(0.46)	(4.97)	2.19	0.65	1.25	0.68	0.28

Distributions:
Dividends from net investment income	(0.07)	(0.07)	(0.09)	—	—	(0.02)	—

Dividends from net realized gains	—	(0.89)	(0.04)	—	—	—	—

Total distributions	(0.07)	(0.96)	(0.13)	—	—	(0.02)	—

Net asset value, end of period	$8.44	$ 8.97	$14.90	$12.84	$12.19	$10.94	$10.28

Ratios and supplemental data:
Total return(a)	(5.10%)	(35.44%)	17.15%	5.33%	11.43%	6.64%	2.80%

Net assets, end of period (000)	$19,390	$22,337	$34,783	$19,153	$17,881	$2,686	$1,427

Ratio of net expenses to average net assets	1.33%**	1.20%	1.19%	1.18%**	1.21%	1.45%	1.50	%**

Ratio of net investment income (loss) to average net assets	1.29%**	0.74%	0.58%	0.54%**	0.41%	0.50%	(0.17	%)**

Ratio of gross expenses to average net assets prior to expense reductions	1.33%**	1.21%	1.20%	1.18%**	1.21%	1.45%	2.31	%**

	CLASS R
	(unaudited)		March 1,
	Six Months	Year	2007∧
	Ended	Ended	through
	April 30,	October 31,	October 31,

	2009	2008	2007

Net asset value, beginning of period	$8.88	$14.79	$12.80

Income from investment operations:
Net investment income (loss)#	0.03	0.03	0.01

Net realized and unrealized gain (loss) on investments	(0.50)	(5.04)	1.98

Total from investment operations	(0.47)	(5.01)	1.99

Distributions:
Dividends from net investment income	(0.03)	(0.01)	—

Dividends from net realized gains	—	(0.89)	—

Total distributions	(0.03)	(0.90)	—

Net asset value, end of period	$8.38	$8.88	$14.79

Ratios and supplemental data:
Total return(a)	(5.33%)	(35.82%)	15.55%

Net assets, end of period (000)	$101	$106	$116

Ratio of net expenses to average net assets	1.83%**	1.70%	1.69%**

Ratio of net investment income (loss) to average net assets	0.79%**	0.24%	0.08%**

Ratio of gross expenses to average net assets prior to expense reductions	1.83%**	1.71%	1.70%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share

**	Annualized

∧	Commencement of operations

132	SEMIANNUAL REPORT Financial Highlights

Calamos Multi-Fund Blend

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B
	(unaudited)			June 28,		(unaudited)				June 28,
	Six Months	Year		2006∧		Six Months		Year		2006∧
	Ended	Ended		through		Ended		Ended		through
	April 30,	October 31,		October 31,		April 30,		October 31,		October 31,

	2009	2008	2007	2006		2009		2008	2007	2006

Net asset value, beginning of period	$7.79	$13.44	$10.92	$10.00		$7.69		$13.31	$10.89	$10.00

Income from investment operations:
Net investment income (loss)	0.07#	(0.02)#	(0.04)	(0.01)		0.04	#	(0.10)#	(0.09)	(0.02)

Net realized and unrealized gain (loss) on investments	0.14	(5.47)	2.56	0.93		0.13		(5.42)	2.51	0.91

Total from investment operations	0.21	(5.49)	2.52	0.92		0.17		(5.52)	2.42	0.89

Distributions:
Dividends from net investment income	—	(0.06)	—	—		—		—	—	—

Dividends from net realized gains	—	(0.10)	—	—		—		(0.10)	—	—

Total distributions	—	(0.16)	—	—		—		(0.10)	—	—

Net asset value, end of period	$8.00	$ 7.79	$13.44	$10.92		$7.86		$ 7.69	$13.31	$10.89

Ratios and supplemental data:
Total return(a)	2.70%	(41.28%)	23.08%	9.20%		2.21%		(41.73%)	22.22%	8.90%

Net assets, end of period (000)	$6,965	$8,035	$19,034	$3,934		$1,903		$2,248	$4,772	$715

Ratio of net expenses to average net assets	0.50%*	0.50%	0.50%	0.50	% *	1.25	% *	1.25%	1.25%	1.25%

Ratio of net investment income (loss) to average net assets	1.96%*	(0.17%)	(0.50%)	(0.50	%)*	1.21	% *	(0.92%)	(1.25%)	(1.25%)

Ratio of gross expenses to average net assets prior to expense reductions	1.34%*	0.76%	1.27%	10.91	% *	2.10	% *	1.51%	2.02%	11.66%

	(unaudited)			June 28,
	Six Months	Year		2006
	Ended	Ended		through
	April 30,	October 31,		October 31,

	2009	2008	2007	2006

Portfolio turnover rate	30.7%	37.7%	9.9%	0.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	133

Calamos Multi-Fund Blend

	CLASS C					CLASS I
	(unaudited)			June 28,		(unaudited)			June 28,
	Six Months			2006∧		Six Months			2006∧
	Ended	Year Ended		through		Ended			through
	April 30,	October 31,		October 31,		April 30,	Year Ended October 31,		October 31,

	2009	2008	2007	2006		2009	2008	2007	2006

Net asset value, beginning of period	$7.69	$13.31	$10.89	$10.00		$7.82	$13.48	$10.93	$10.00

Income from investment operations:
Net investment income (loss)	0.04 #	(0.10)#	(0.10)	(0.02)		0.08 #	0.01 #	(0.02)	(0.00)

Net realized and unrealized gain (loss) on investments	0.13	(5.42)	2.52	0.91		0.14	(5.49)	2.57	0.93

Total from investment operations	0.17	(5.52)	2.42	0.89		0.22	(5.48)	2.55	0.93

Distributions:
Dividends from net investment income	—	—	—	—		—	(0.08)	—	—

Dividends from net realized gains	—	(0.10)	—	—		—	(0.10)	—	—

Total distributions	—	(0.10)	—	—		—	(0.18)	—	—

Net asset value, end of period	$7.86	$ 7.69	$13.31	$10.89		$8.04	$7.82	$13.48	$10.93

Ratios and supplemental data:
Total return(a)	2.21%	(41.73%)	22.22%	8.90%		2.81%	(41.13%)	23.33%	9.30%

Net assets, end of period (000)	$5,197	$5,179	$11,648	$2,032		$117	$122	$121	$23

Ratio of net expenses to average net assets	1.25%**	1.25%	1.25%	1.25	%**	0.25%**	0.25%	0.25%	0.25	%**

Ratio of net investment income (loss) to average net assets	1.21%**	(0.92%)	(1.25%)	(1.25	%)**	2.21%**	0.08%	(0.25%)	(0.25	%)**

Ratio of gross expenses to average net assets prior to expense reductions	2.10%**	1.51%	2.02%	11.66	%**	1.11%**	0.51%	1.02%	10.66	% **

	CLASS R
	(unaudited)		March 1,
	Six Months		2007∧
	Ended	Year Ended	through
	April 30,	October 31,	October 31,

	2009	2008	2007

Net asset value, beginning of period	$7.77	$13.42	$11.14

Income from investment operations:
Net investment income (loss)	0.06 #	(0.05)#	(0.06)

Net realized and unrealized gain (loss) on investments	0.14	(5.47)	2.34

Total from investment operations	0.20	(5.52)	2.28

Distributions:
Dividends from net investment income	—	(0.03)	—

Dividends from net realized gains	—	(0.10)	—

Total distributions	—	(0.13)	—

Net asset value, end of period	$7.97	$7.77	$13.42

Ratios and supplemental data:
Total return(a)	2.57%	(41.46%)	20.47%

Net assets, end of period (000)	$ 72	$ 71	$ 120

Ratio of net expenses to average net assets	0.75%*	0.75%	0.75%*

Ratio of net investment income (loss) to average net assets	1.71%*	(0.42%)	(0.75%)*

Ratio of gross expenses to average net assets prior to expense reductions	1.61%*	1.01%	1.52%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share.

**	Annualized

∧	Commencement of operations

134	SEMIANNUAL REPORT Financial Highlights

Calamos 130/30 Equity Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A		CLASS B		CLASS C

	(unaudited)		(unaudited)		(unaudited)
	Six Months	June 20, 2008∧	Six Months	June 20, 2008∧	Six Months	June 20, 2008∧
	Ended	through	Ended	through	Ended	through
	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,

	2009	2008	2009	2008	2009	2008

Net asset value, beginning of period	$ 6.47	$10.00	$6.45	$10.00	$6.45	$10.00

Income from investment operations:
Net investment income (loss)#	0.14	(0.01)	0.12	(0.04)	0.12	(0.04)

Net realized and unrealized gain (loss) on investments	(1.27)	(3.52)	(1.26)	(3.51)	(1.26)	(3.51)

Total from investment operations	(1.13)	(3.53)	(1.14)	(3.55)	(1.14)	(3.55)

Distributions:
Dividends from net investment income	(0.02)	—	—	—	—	—

Dividends from net realized gains	—	—	—	—	—	—

Total distributions	(0.02)	—	—	—	—	—

Net asset value, end of period	$5.32	$ 6.47	$ 5.31	$ 6.45	$5.31	$6.45

Ratios and supplemental data:
Total return(a)	(17.52%)	(35.30%)	(17.67%)	(35.50%)	(17.67%)	(35.50%)

Net assets, end of period (000)	$765	$887	$555	$673	$588	$663

Ratio of net expenses to average net assets(b)	1.83%*	1.98%*	2.58%*	2.73%*	2.58%*	2.73	% *

Ratio of net investment income (loss) to average net assets	5.05%*	(0.48%)*	4.30%*	(1.23%)*	4.30%*	(1.23	%) *

Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	3.17%*	2.92%*	3.92%*	3.67%*	3.92%*	3.67	%*

	(unaudited)	June 20,
	Six Months	2008
	Ended	through
	April 30,	October 31,

	2009	2008

Portfolio turnover rate	75.0%	72.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions.

(b)	Includes 0.10% 0.27% for the six months ended April 30, 2009, and the period ended October 31, 2008, respectively, related to interest and dividend expense on short positions.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	135

Calamos 130/30 Equity Fund

	CLASS I		CLASS R

	(unaudited)	June 20,	(unaudited)	June 20,
	Six Months	2008∧	Six Months	2008∧
	Ended	through	Ended	through
	April 30,	October 31,	April 30,	October 31,

	2009	2008	2009	2008

Net asset value, beginning of period	$6.47	$10.00	$6.46	$10.00

Income from investment operations:
Net investment income (loss)#	0.15	(0.01)	0.13	(0.02)

Net realized and unrealized gain (loss) on investments	(1.26)	(3.52)	(1.26)	(3.52)

Total from investment operations	(1.11)	(3.53)	(1.13)	(3.54)

Distributions:
Dividends from net investment income	(0.03)	—	(0.01)	—

Dividends from net realized gains	—	—	—	—

Total distributions	(0.03)	—	(0.01)	—

Net asset value, end of period	$5.33	$6.47	$5.32	$6.46

Ratios and supplemental data:
Total return(a)	(17.23%)	(35.30%)	(17.53%)	(35.40%)

Net assets, end of period (000)	$11,239	$13,597	$533	$646

Ratio of net expenses to average net assets (b)	1.58%*	1.73%*	2.08%*	2.23%*

Ratio of net investment income (loss) to average net assets	5.30%*	(0.23%)*	4.80%*	(0.73%)*

Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	2.92%*	2.67%*	3.42%*	3.17%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions.

(b)	Includes 0.10% 0.27% for the six months ended April 30, 2009, and the period ended October 31, 2008, respectively, related to interest and dividend expense on short positions.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

136	SEMIANNUAL REPORT Financial Highlights

Calamos Global Growth and Income Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)			April 1,
	Six Months			2006
	Ended			through
	April 30,	Year Ended October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$ 7.35	$ 12.83	$10.50	$10.18	$ 8.27	$ 8.04	$6.27

Income from investment operations:
Net investment income (loss)#	0.11 #	0.12	0.07	0.04	0.12	0.14	0.13

Net realized and unrealized gain (loss) on investments	0.55	(4.88)	2.60	0.38	2.19	0.09	1.65

Total from investment operations	0.66	(4.76)	2.67	0.42	2.31	0.23	1.78

Distributions:
Dividends from net investment income	(0.23)	—	—	(0.10)	(0.24)	—	(0.01)

Dividends from net realized gains	—	(0.72)	(0.34)	—	(0.16)	(0.00)*	—

Total distributions	(0.23)	(0.72)	(0.34)	(0.10)	(0.40)	—	(0.01)

Net asset value, end of period	$ 7.78	$ 7.35	$12.83	$10.50	$10.18	$ 8.27	$8.04

Ratios and supplemental data:
Total return(a)	9.22%	(39.08%)	26.17%	4.19%	28.25%	2.90%	28.42%

Net assets, end of period (000)	$239,779	$300,563	$625,429	$451,280	$387,476	$183,797	$93,830

Ratio of net expenses to average net assets	1.48%**	1.36%	1.38%	1.41%**	1.44%	1.51%	1.69%

Ratio of net investment income (loss) to average net assets	3.00%**	1.12%	0.61%	0.67%**	1.29%	1.78%	1.72%

Ratio of gross expenses to average net assets prior to expense reductions	1.48%**	1.36%	1.38%	1.42%**	1.44%	1.51%	1.69%

	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through	Year Ended
	April 30,	October 31,		October 31,	March 31,

	2009	2008	2007	2006	2006	2005	2004

Portfolio turnover rate	36.0%	117.7%	83.3%	42.2%	59.0%	45.5%	48.5%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share.

**	Annualized

Financial Highlights SEMIANNUAL REPORT	137

Calamos Global Growth and Income Fund

	CLASS B
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,		Year Ended March 31,

	2009	2008	2007	2006		2006	2005	2004

Net asset value, beginning of period	$ 7.52	$13.21	$10.88	$10.57		$8.60	$8.43	$6.63

Income from investment operations:
Net investment income (loss)#	0.08 #	0.04	(0.02)	(0.01)		0.05	0.09	0.08

Net realized and unrealized gain (loss) on investments	0.56	(5.01)	2.69	0.40		2.28	0.08	1.73

Total from investment operations	0.64	(4.97)	2.67	0.39		2.33	0.17	1.81

Distributions:
Dividends from net investment income	(0.21)	—	—	(0.08)		(0.20)	—	(0.01)

Dividends from net realized gains	—	(0.72)	(0.34)	—		(0.16)	(0.00)*	—

Total distributions	(0.21)	(0.72)	(0.34)	(0.08)		(0.36)	—	(0.01)

Net asset value, end of period	$ 7.95	$ 7.52	$13.21	$10.88		$10.57	$8.60	$8.43

Ratios and supplemental data:
Total return(a)	8.78%	(39.57%)	25.23%	3.75%		27.39%	2.06%	27.30%

Net assets, end of period (000)	$47,116	$52,729	$99,134	$61,675		$52,547	$24,378	$13,878

Ratio of net expenses to average net assets	2.23%**	2.11%	2.13%	2.16	%**	2.19%	2.26%	2.44%

Ratio of net investment income (loss) to average net assets	2.25%**	0.37%	(0.14%)	(0.08	%)**	0.54%	1.03%	0.97%

Ratio of gross expenses to average net assets prior to expense reductions	2.23%**	2.11%	2.13%	2.17	%**	2.19%	2.26%	2.44%

	CLASS C
	(unaudited)			April 1,
	Six Months			2006
	Ended			through
	April 30,	Year Ended October 31,		October 31,		Year Ended March 31,

	2009	2008	2007	2006		2006	2005	2004

Net asset value, beginning of period	$7.06	$12.45	$10.27	$9.99		$8.15	$7.98	$6.28

Income from investment operations:
Net investment income (loss)#	0.08 #	0.04	(0.02)	(0.00	)*	0.05	0.08	0.07

Net realized and unrealized gain (loss) on investments	0.52	(4.71)	2.54	0.37		2.15	0.09	1.64

Total from investment operations	0.60	(4.67)	2.52	0.37		2.20	0.17	1.71

Distributions:
Dividends from net investment income	(0.21)	—	—	(0.09)		(0.20)	—	(0.01)

Dividends from net realized gains	—	(0.72)	(0.34)	—		(0.16)	(0.00)*	—

Total distributions	(0.21)	(0.72)	(0.34)	(0.09)		(0.36)	—	(0.01)

Net asset value, end of period	$7.45	$7.06	$12.45	$10.27		$9.99	$8.15	$7.98

Ratios and supplemental data:
Total return(a)	8.80%	(39.58%)	25.27%	3.69%		27.31%	2.17%	27.23%

Net assets, end of period (000)	$204,181	$236,088	$429,028	$273,198		$221,122	$101,794	$63,425

Ratio of net expenses to average net assets	2.23%**	2.11%	2.13%	2.16	%**	2.19%	2.26%	2.44%

Ratio of net investment income (loss) to average net assets	2.25%**	0.37%	(0.14%)	(0.08	%)**	0.54%	1.03%	0.97%

Ratio of gross expenses to average net assets prior to expense reductions	2.23%**	2.11%	2.13%	2.17	%**	2.19%	2.26%	2.44%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share.

**	Annualized

138	SEMIANNUAL REPORT Financial Highlights

Calamos Global Growth and Income Fund

	CLASS I
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through		Year Ended
	April 30,	October 31,		October 31,		March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$7.43	$12.94	$10.57	$10.23	$8.30	$8.05	$6.27

Income from investment operations:
Net investment income (loss)#	0.12 #	0.14	0.10	0.05	0.15	0.16	0.15

Net realized and unrealized gain (loss) on investments	0.56	(4.93)	2.61	0.40	2.19	0.09	1.64

Total from investment operations	0.68	(4.79)	2.71	0.45	2.34	0.25	1.79

Distributions:
Dividends from net investment income	(0.23)	—	—	(0.11)	(0.25)	—	(0.01)

Dividends from net realized gains	—	(0.72)	(0.34)	—	(0.16)	(0.00)*	—

Total distributions	(0.23)	(0.72)	(0.34)	(0.11)	(0.41)	—	(0.01)

Net asset value, end of period	$7.88	$7.43	$12.94	$10.57	$10.23	$8.30	$8.05

Ratios and supplemental data:
Total return(a)	9.47%	(38.97%)	26.38%	4.43%	28.56%	3.15%	28.59%

Net assets, end of period (000)	$138,896	$145,751	$225,092	$37,758	$28,532	$4,645	$4,251

Ratio of net expenses to average net assets	1.23%**	1.11%	1.13%	1.16%**	1.19%	1.26%	1.44%

Ratio of net investment income (loss) to average net assets	3.25%**	1.37%	0.86%	0.92%**	1.54%	2.03%	1.97%

Ratio of gross expenses to average net assets prior to expense reductions	1.23%**	1.11%	1.13%	1.17%**	1.19%	1.26%	1.44%

	CLASS R
	(unaudited)		March 1,
	Six Months	Year	2007∧
	Ended	Ended	through
	April 30,	October 31,	October 31,

	2009	2008	2007

Net asset value, beginning of period	$7.32	$12.81	$10.63

Income from investment operations:
Net investment income (loss)#	0.10 #	0.09	0.03

Net realized and unrealized gain (loss) on investments	0.55	(4.86)	2.15

Total from investment operations	0.65	(4.77)	2.18

Distributions:
Dividends from net investment income	(0.22)	—	—

Dividends from net realized gains	—	(0.72)	—

Total distributions	(0.22)	(0.72)	—

Net asset value, end of period	$7.75	$7.32	$12.81

Ratios and supplemental data:
Total return(a)	9.19%	(39.23%)	20.51%

Net assets, end of period (000)	$291	$209	$121

Ratio of net expenses to average net assets	1.73%*	1.61%	1.63%*

Ratio of net investment income (loss) to average net assets	2.75%*	0.87%	0.36%*

Ratio of gross expenses to average net assets prior to expense reductions	1.73%*	1.61%	1.63%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share.

**	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	139

Calamos International Growth Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)			April 1,		March 16,
	Six Months			2006	Year	2005∧
	Ended			through	Ended	through
	April 30,	Year Ended October 31,		October 31,	March 31,	March 31,

	2009	2008	2007	2006	2006	2005

Net asset value, beginning of period	$8.90	$19.16	$13.34	$13.10	$9.76	$10.00

Income from investment operations:
Net investment income (loss)	0.00 #*	0.04 #	0.06	0.03	0.07	0.01

Net realized and unrealized gain (loss) on investments	0.53	(9.61)	5.85	0.21	3.33	(0.25)

Total from investment operations	0.53	(9.57)	5.91	0.24	3.40	(0.24)

Distributions:
Dividends from net investment income	—	(0.08)	(0.05)	—	(0.06)	—

Dividends from net realized gains	—	(0.61)	(0.04)	—	—	—

Total distributions	—	(0.69)	(0.09)	—	(0.06)	—

Net asset value, end of period	$9.43	$8.90	$19.16	$13.34	$13.10	$9.76

Ratios and supplemental data:
Total return(a)	5.96%	(51.67%)	44.59%	1.83%	34.87%	(2.40%)

Net assets, end of period (000)	$82,279	$130,686	$270,864	$163,662	$127,471	$43,722

Ratio of net expenses to average net assets	1.57%**	1.48%	1.49%	1.52%**	1.62%	1.75%**

Ratio of net investment income (loss) to average net assets	0.08%**	0.25%	0.40%	0.49%**	0.80%	2.00%**

Ratio of gross expenses to average net assets prior to expense reductions	1.57%**	1.48%	1.49%	1.53%**	1.62%	3.00%**

	(unaudited)			April 1,		March 16,
	Six Months			2006	Year	2005
	Ended	Year Ended		through	Ended	through
	April 30,	October 31,		October 31,	March 31,	March 31,

	2009	2008	2007	2006	2006	2005

Portfolio turnover rate	22.1%	87.7%	80.1%	39.5%	49.3%	0.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

∧	Commencement of operations

140	SEMIANNUAL REPORT Financial Highlights

Calamos International Growth Fund

	CLASS B
	(unaudited)			April 1,			March 16,
	Six Months			2006		Year	2005∧
	Ended	Year Ended		through		Ended	through
	April 30,	October 31,		October 31,		March 31,	March 31,

	2009	2008	2007	2006		2006	2005

Net asset value, beginning of period	$8.74	$18.88	$13.20	$13.02		$9.76	$10.00

Income from investment operations:
Net investment income (loss)	(0.03)#	(0.07)#	(0.04)	(0.01)		0.01	0.01

Net realized and unrealized gain (loss) on investments	0.51	(9.46)	5.76	0.19		3.29	(0.25)

Total from investment operations	0.48	(9.53)	5.72	0.18		3.30	(0.24)

Distributions:
Dividends from net investment income	—	—	—	—		(0.04)	—

Dividends from net realized gains	—	(0.61)	(0.04)	—		—	—

Total distributions	—	(0.61)	(0.04)	—		(0.04)	—

Net asset value, end of period	$9.22	$8.74	$18.88	$13.20		$13.02	$9.76

Ratios and supplemental data:
Total return(a)	5.49%	(52.02%)	43.49%	1.38%		33.81%	(2.40%)

Net assets, end of period (000)	$13,802	$15,978	$40,659	$19,227		$11,928	$98

Ratio of net expenses to average net assets	2.32%*	2.23%	2.24%	2.27	%*	2.37%	2.50	% *

Ratio of net investment income (loss) to average net assets	(0.67%)*	(0.50%)	(0.35%)	(0.26	%)*	0.05%	1.25	%*

Ratio of gross expenses to average net assets prior to expense reductions	2.32%*	2.23%	2.24%	2.28	% *	2.37%	3.75	%*

	CLASS C
	(unaudited)			April 1,		March 16,
	Six Months			2006	Year	2005∧
	Ended	Year Ended		through	Ended	through
	April 30,	October 31,		October 31,	March 31,	March 31,

	2009	2008	2007	2006	2006	2005

Net asset value, beginning of period	$8.72	$18.85	$13.18	$13.00	$9.76	$10.00

Income from investment operations:
Net investment income (loss)	(0.03)#	(0.07)#	(0.04)	(0.01)	0.02	0.01

Net realized and unrealized gain (loss) on investments	0.52	(9.45)	5.75	0.19	3.27	(0.25)

Total from investment operations	0.49	(9.52)	5.71	0.18	3.29	(0.24)

Distributions:
Dividends from net investment income	—	—	—	—	(0.05)	—

Dividends from net realized gains	—	(0.61)	(0.04)	—	—	—

Total distributions	—	(0.61)	(0.04)	—	(0.05)	—

Net asset value, end of period	$9.21	$8.72	$18.85	$13.18	$13.00	$9.76

Ratios and supplemental data:
Total return(a)	5.62%	(52.05%)	43.48%	1.38%	33.73%	(2.40%)

Net assets, end of period (000)	$35,702	$43,401	$96,202	$56,899	$38,959	$98

Ratio of net expenses to average net assets	2.32%*	2.23%	2.24%	2.27%*	2.37%	2.50%*

Ratio of net investment income (loss) to average net assets	(0.67%)*	(0.50%)	(0.35%)	(0.26%)*	0.05%	1.25%*

Ratio of gross expenses to average net assets prior to expense reductions	2.32%*	2.23%	2.24%	2.28%*	2.37%	3.75%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	141

Calamos International Growth Fund

	CLASS I

	(unaudited)			April 1,		March 16,
	Six Months			2006	Year	2005∧
	Ended	Year Ended		through	Ended	through
	April 30,	October 31,		October 31,	March 31,	March 31,

	2009	2008	2007	2006	2006	2005

Net asset value, beginning of period	$8.93	$19.22	$13.37	$13.11	$9.76	$10.00

Income from investment operations:
Net investment income (loss)	0.01 #	0.08 #	0.07	0.05	0.09	0.01

Net realized and unrealized gain (loss) on investments	0.53	(9.65)	5.90	0.21	3.33	(0.25)

Total from investment operations	0.54	(9.57)	5.97	0.26	3.42	(0.24)

Distributions:
Dividends from net investment income	—	(0.11)	(0.08)	—	(0.07)	—

Dividends from net realized gains	—	(0.61)	(0.04)	—	—	—

Total distributions	—	(0.72)	(0.12)	—	(0.07)	—

Net asset value, end of period	$9.47	$8.93	$19.22	$13.37	$13.11	$9.76

Ratios and supplemental data:
Total return(a)	6.05%	(51.56%)	45.01%	1.98%	35.13%	(2.40%)

Net assets, end of period (000)	$31,482	$78,423	$157,986	$59,108	$52,011	$6,835

Ratio of net expenses to average net assets	1.32%**	1.23%	1.24%	1.27%**	1.37%	1.50%**

Ratio of net investment income (loss) to average net assets	0.33%**	0.50%	0.65%	0.74%**	1.05%	2.25%**

Ratio of gross expenses to average net assets prior to expense reductions	1.32%**	1.23%	1.24%	1.28%**	1.37%	2.75%**

	CLASS R

	(unaudited)			March 1,
	Six Months		Year	2007∧
	Ended		Ended	through
	April 30,		October 31,	October 31,

	2009		2008	2007

Net asset value, beginning of period	$8.88		$19.13	$14.19

Income from investment operations:
Net investment income (loss)	(0.01	)#	— #*	0.02

Net realized and unrealized gain (loss) on investments	0.52		(9.59)	4.92

Total from investment operations	0.51		(9.59)	4.94

Distributions:
Dividends from net investment income	—		(0.05)	—

Dividends from net realized gains	—		(0.61)	—

Total distributions	—		(0.66)	—

Net asset value, end of period	$9.39		$8.88	$19.13

Ratios and supplemental data:
Total return(a)	5.74%		(51.78%)	34.81%

Net assets, end of period (000)	$128		$83	$135

Ratio of net expenses to average net assets	1.82	%**	1.73%	1.74%**

Ratio of net investment income (loss) to average net assets	(0.17	%)**	0.00%	0.15%**

Ratio of gross expenses to average net assets prior to expense reductions	1.82	%**	1.73%	1.74%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

∧	Commencement of operations

142	SEMIANNUAL REPORT Financial Highlights

Calamos Global Equity Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A			CLASS B
	(unaudited)		March 1,	,(unaudited)		March 1,
	Six Months	Year	2007∧	Six Months	Year	2007∧
	Ended	Ended	through	Ended	Ended	through
	April 30,	October 31,	October 31,	April 30,	October 31,	October 31,

	2009	2008	2007	2009	2008	2007

Net asset value, beginning of period	$7.16	$13.44	$10.00	$7.06	$13.36	$10.00

Income from investment operations:
Net investment income (loss)#	(0.01)	(0.06)	(0.02)	(0.04)	(0.14)	(0.08)

Net realized and unrealized gain (loss) on investments	0.33	(6.22)	3.46	0.35	(6.16)	3.44

Total from investment operations	0.32	(6.28)	3.44	0.31	(6.30)	3.36

Distributions:
Dividends from net investment income	(0.34)	—	—	(0.28)	—	—

Dividends from net realized gains	—	—	—	—	—	—

Total distributions	(0.34)	—	—	(0.28)	—	—

Net asset value, end of period	$7.14	$7.16	$13.44	$7.09	$7.06	$13.36

Ratios and supplemental data:
Total return(a)	5.10%	(46.73%)	34.40%	4.92%	(47.16%)	33.60%

Net assets, end of period (000)	$16,451	$23,904	$42,097	$1,612	$1,531	$2,529

Ratio of net expenses to average net assets	1.91%*	1.82%	1.75%*	2.66%*	2.57%	2.50%*

Ratio of net investment income (loss) to average net assets	(0.44%)*	(0.52%)	(0.30%)*	(1.19%)*	(1.27%)	(1.05%)*

Ratio of gross expenses to average net assets prior to expense reductions	2.18%*	1.82%	1.92%*	2.93%*	2.57%	2.67%*

	(unaudited)		March 1,
	Six Months	Year	2007
	Ended	Ended	through
	April 30,	October 31,	October 31,

	2009	2008	2007

Portfolio turnover rate	28.5%	83.7%	45.8%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	143

Calamos Global Equity Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS C					CLASS I
	(unaudited)			March 1,		(unaudited)		Year	March 1,
	Six Months		Year	2007∧		Six Months		Ended	2007∧
	Ended		Ended	through		Ended		October 31,	through
	April 30,		October 31,	October 31,		April 30,		2008	October 31,

	2009		2008	2007		2009		2008	2007

Net asset value, beginning of period	$7.07		$13.37	$10.00		$7.19		$13.46	$10.00

Income from investment operations:

Net investment income (loss)#	(0.04)		(0.14)	(0.08)		(0.01)		(0.03)	(0.00	) *

Net realized and unrealized gain (loss) on investments	0.34		(6.16)	3.45		0.35		(6.24)	3.46

Total from investment operations	0.30		(6.30)	3.37		0.34		(6.27)	3.46

Distributions:
Dividends from net investment income	(0.30)		—	—		(0.39)		—	—

Dividends from net realized gains			—	—				—	—

Total distributions	(0.30)		—	—		(0.39)		—	—

Net asset value, end of period	$7.07		$7.07	$13.37		$7.14		$7.19	$13.46

Ratios and supplemental data:
Total return(a)	4.70%		(47.12%)	33.70%		5.34%		(46.58%)	34.60%

Net assets, end of period (000)	$3,396		$4,339	$3,261		$3,548		$3,436	$5,714

Ratio of net expenses to average net assets	2.66	%**	2.57%	2.50	%**	1.66	%**	1.57%	1.50	%**

Ratio of net investment income (loss) to average net assets	(1.19	%)**	(1.27%)	(1.05	%)**	(0.19	%)**	(0.27%)	(0.05	%)**

Ratio of gross expenses to average net assets prior to expense reductions	2.93	%**	2.57%	2.67	%**	1.93	%**	1.57%	1.67	% **

	CLASS R
	(unaudited)			March 1,
	Six Months		Year	2007
	Ended		Ended	through
	April 30,		October 31,	October 31,

	2009		2008	2007

Net asset value, beginning of period	$7.13		$13.41	$10.00

Income from investment operations:
Net investment income (loss)#	(0.02)		(0.08)	(0.04)

Net realized and unrealized gain (loss) on investments	0.33		(6.20)	3.45

Total from investment operations	0.31		(6.28)	3.41

Distributions:
Dividends from net investment income	(0.33)		—	—

Dividends from net realized gains	—		—	—

Total distributions	(0.33)		—	—

Net asset value, end of period	$7.11		$7.13	$13.41

Ratios and supplemental data:
Total return(a)	4.98%		(46.83%)	34.10%

Net assets, end of period (000)	$749		$713	$1,341

Ratio of net expenses to average net assets	2.16	% **	2.07%	2.00	% **

Ratio of net investment income (loss) to average net assets	(0.69	%)**	(0.77%)	(0.55	%)**

Ratio of gross expenses to average net assets prior to expense reductions	2.43	% **	2.07%	2.17	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

∧	Commencement of operations

144	SEMIANNUAL REPORT Financial Highlights

Calamos Evolving World Growth Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A		CLASS B
	(unaudited)	August 15,	(unaudited)	August 15,
	Six Months	2008∧	Six Months	2008∧
	Ended	through	Ended	through
	April 30,	October 31,	April 30,	October 31,

	2009	2008	2009	2008

Net asset value, beginning of period	$7.33	$10.00	$7.32	$10.00

Income from investment operations:
Net investment income (loss)#	0.08	0.01	0.06	(0.00	)*

Net realized and unrealized gain (loss) on investments	0.52	(2.68)	0.51	(2.68)

Total from investment operations	0.60	(2.67)	0.57	(2.68)

Distributions:
Dividends from net investment income	(0.06)	—	(0.04)	—

Dividends from net realized gains	—	—	—	—

Total distributions	(0.06)	—	(0.04)	—

Net asset value, end of period	$7.87	$7.33	$7.85	$7.32

Ratios and supplemental data:
Total return(a)	8.32%	(26.70%)	7.87%	(26.80%)

Net assets, end of period (000)	$2,086	$1,194	$814	$732

Ratio of net expenses to average net assets	1.72%**	1.68%**	2.47%**	2.43	%**

Ratio of net investment income (loss) to average net assets	2.40%**	0.71%**	1.65%**	(0.04	%)**

Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	2.70%**	3.01%**	3.45%**	3.76	%**

	(unaudited)	August 15,
	Six Months	2008
	Ended	through
	April 30,	October 31,

	2009	2008

Portfolio turnover rate	18.8%	1.2%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005

**	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	145

Calamos Evolving World Growth Fund

	CLASS C			CLASS I
	(unaudited)	August 15,		(unaudited)	August 15,
	Six Months	2008∧		Six Months	2008∧
	Ended	through		Ended	through
	April 30,	October 31,		April 30,	October 31,

	2009	2008		2009	2008

Net asset value, beginning of period	$7.32	$10.00		$7.33	$10.00

Income from investment operations:
Net investment income (loss)#	0.06	(0.00	)*	0.09	0.02

Net realized and unrealized gain (loss) on investments	0.51	(2.68)		0.52	(2.69)

Total from investment operations	0.57	(2.68)		0.61	(2.67)

Distributions:
Dividends from net investment income	(0.04)	—		(0.07)	—

Dividends from net realized gains	—	—		—	—

Total distributions	(0.04)	—		(0.07)

Net asset value, end of period	$7.85	$7.32		$7.87	$7.33

Ratios and supplemental data:
Total return(a)	7.87%	(26.80%)		8.39%	(26.70%)

Net assets, end of period (000)	$799	$734		$16,710	$15,404

Ratio of net expenses to average net assets	2.47%**	2.43	%**	1.47%**	1.43%**

Ratio of net investment income (loss) to average net assets	1.65%**	(0.04	%)**	2.65%**	0.96%**

Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	3.45%**	3.76	%**	2.45%**	2.76%**

	CLASS R
	(unaudited)	August 15,
	Six Months	2008∧
	Ended	through
	April 30,	October 31,

	2009	2008

Net asset value, beginning of period	$7.33	$10.00

Income from investment operations:
Net investment income (loss)#	0.07	0.01

Net realized and unrealized gain (loss) on investments	0.51	(2.68)

Total from investment operations	0.58	(2.67)

Distributions:
Dividends from net investment income	(0.05)	—

Dividends from net realized gains	—	—

Total distributions	(0.05)	—

Net asset value, end of period	$7.86	$7.33

Ratios and supplemental data:
Total return(a)	8.06%	(26.70%)

Net assets, end of period (000)	$793	$732

Ratio of net expenses to average net assets	1.97%**	1.93%**

Ratio of net investment income (loss) to average net assets	2.15%**	0.46%**

Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	2.95%**	3.26%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions.
#	Net investment income allocated based on average shares method.
*	Amounts are less than $0.005
**	Annualized
∧	Commencement of operations

146	SEMIANNUAL REPORT Financial Highlights

Calamos Convertible Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)			April 1,
	Six Months			2006
	Ended			Through
	April 30,	Year Ended October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$14.13	$20.77	$19.98	$19.98	$20.42	$22.18	$17.15

Income from investment operations:
Net investment income (loss)	0.33 #	0.42 #	0.41 #	0.20 #	0.33	0.40	0.51

Net realized and unrealized gain (loss) on investments	1.58	(6.52)	2.33	0.32	1.78	(0.76)	5.13

Total from investment operations	1.91	(6.10)	2.74	0.52	2.11	(0.36)	5.64

Distributions:
Dividends from net investment income	(0.22)	(0.48)	(0.86)	(0.52)	(0.93)	(0.36)	(0.61)

Dividends from net realized gains	(0.03)	(0.06)	(1.09)	—	(1.62)	(1.04)	—

Total distributions	(0.25)	(0.54)	(1.95)	(0.52)	(2.55)	(1.40)	(0.61)

Net asset value, end of period	$15.79	$14.13	$20.77	$19.98	$19.98	$20.42	$22.18

Ratios and supplemental data:
Total return(a)	13.73%	(30.12%)	14.80%	2.70%	10.97%	(1.69%)	33.16%

Net assets, end of period (000)	$1,065,762	$222,243	$297,122	$356,203	$400,392	$498,262	$629,461

Ratio of net expenses to average net assets	1.09%*	1.14%	1.13%	1.12%*	1.12%	1.11%	1.15%

Ratio of net investment income (loss) to average net assets	4.53%*	2.22%	2.11%	1.78%*	1.85%	1.80%	2.36%

Ratio of gross expenses to average net assets prior to expense reductions	1.11%*	1.15%	1.13%	1.12%*	1.12%	1.11%	1.15%

	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		Through	Year Ended
	April 30,	October 31,		October 31,	March 31,

	2009	2008	2007	2006	2006	2005	2004

Portfolio turnover rate	15.2%	90.9%	92.7%	33.7%	63.4%	50.6%	67.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized.

Financial Highlights SEMIANNUAL REPORT	147

Calamos Convertible Fund

	CLASS B
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		Through	Year Ended
	April 30,	October 31,		October 31,	March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$16.48	$24.27	$23.02	$22.90	$23.04	$24.88	$19.18

Income from investment operations:
Net investment income (loss)	0.32 #	0.32 #	0.31 #	0.14 #	0.24	0.26	0.37

Net realized and unrealized gain (loss) on investments	1.86	(7.62)	2.71	0.37	1.99	(0.84)	5.77

Total from investment operations	2.18	(7.30)	3.02	0.51	2.23	(0.58)	6.14

Distributions:
Dividends from net investment income	(0.15)	(0.43)	(0.68)	(0.39)	(0.75)	(0.22)	(0.44)

Dividends from net realized gains	(0.03)	(0.06)	(1.09)	—	(1.62)	(1.04)	—

Total distributions	(0.18)	(0.49)	(1.77)	(0.39)	(2.37)	(1.26)	(0.44)

Net asset value, end of period	$18.48	$16.48	$24.27	$23.02	$22.90	$23.04	$24.88

Ratios and supplemental data:
Total return(a)	13.37%	(30.66%)	13.91%	2.24%	10.18%	(2.43%)	32.16%

Net assets, end of period (000)	$84,767	$67,313	$129,258	$153,263	$171,282	$194,383	$229,323

Ratio of net expenses to average net assets	1.84%*	1.89%	1.88%	1.87%*	1.87%	1.86%	1.90%

Ratio of net investment income (loss) to average net assets	3.78%*	1.47%	1.36%	1.03%*	1.10%	1.05%	1.61%

Ratio of gross expenses to average net assets prior to expense reductions	1.86%*	1.90%	1.88%	1.87%*	1.87%	1.86%	1.90%

	CLASS C
	(unaudited)			April 1,
	Six Months			2006
	Ended			Through
	April 30,	Year Ended October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$14.09	$20.82	$20.02	$19.99	$20.42	$22.22	$17.19

Income from investment operations:
Net investment income (loss)	0.27 #	0.28 #	0.27 #	0.12 #	0.18	0.23	0.33

Net realized and unrealized gain (loss) on investments	1.58	(6.51)	2.33	0.32	1.79	(0.76)	5.16

Total from investment operations	1.85	(6.23)	2.60	0.44	1.97	(0.53)	5.49

Distributions:
Dividends from net investment income	(0.17)	(0.44)	(0.71)	(0.41)	(0.78)	(0.23)	(0.46)

Dividends from net realized gains	(0.03)	(0.06)	(1.09)	—	(1.62)	(1.04)	—

Total distributions	(0.20)	(0.50)	(1.80)	(0.41)	(2.40)	(1.27)	(0.46)

Net asset value, end of period	$15.74	$14.09	$20.82	$20.02	$19.99	$20.42	$22.22

Ratios and supplemental data:
Total return(a)	13.33%	(30.62%)	13.93%	2.23%	10.20%	(2.45%)	32.11%

Net assets, end of period (000)	$377,995	$164,363	$268,809	$310,918	$346,000	$415,044	$522,146

Ratio of net expenses to average net assets	1.84%*	1.89%	1.88%	1.87%*	1.87%	1.86%	1.90%

Ratio of net investment income (loss) to average net assets	3.78%*	1.47%	1.36%	1.03%*	1.10%	1.05%	1.61%

Ratio of gross expenses to average net assets prior to expense reductions	1.86%*	1.90%	1.88%	1.87%*	1.87%	1.86%	1.90%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

148	SEMIANNUAL REPORT Financial Highlights

Calamos Convertible Fund

	CLASS I
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		Through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$13.35	$19.62	$18.98	$19.01	$19.55	$21.29	$16.49

Income from investment operations:
Net investment income (loss)	0.33 #	0.43 #	0.44 #	0.22 #	0.35	0.43	0.51

Net realized and unrealized gain (loss) on investments	1.49	(6.15)	2.20	0.30	1.72	(0.73)	4.95

Total from investment operations	1.82	(5.72)	2.64	0.52	2.07	(0.30)	5.46

Distributions:
Dividends from net investment income	(0.23)	(0.49)	(0.91)	(0.55)	(0.99)	(0.40)	(0.66)

Dividends from net realized gains	(0.03)	(0.06)	(1.09)	—	(1.62)	(1.04)	—

Total distributions	(0.26)	(0.55)	(2.00)	(0.55)	(2.61)	(1.44)	(0.66)

Net asset value, end of period	$14.91	$13.35	$19.62	$18.98	$19.01	$19.55	$21.29

Ratios and supplemental data:
Total return(a)	13.88%	(29.95%)	15.11%	2.83%	11.31%	(1.47%)	33.45%

Net assets, end of period (000)	$229,971	$15,152	$17,781	$21,126	$26,304	$35,235	$51,614

Ratio of net expenses to average net assets	0.84%*	0.89%	0.88%	0.87%*	0.87%	0.86%	0.90%

Ratio of net investment income (loss) to average net assets	4.78%*	2.47%	2.36%	2.03%*	2.10%	2.05%	2.61%

Ratio of gross expenses to average net assets prior to expense reductions	0.86%*	0.90%	0.88%	0.87%*	0.87%	0.86%	0.90%

	CLASS R
	(unaudited)		March 1,
	Six Months	Year	2007∧
	Ended	Ended	through
	April 30,	October 31,	October 31,

	2009	2008	2007

Net asset value, beginning of period	$14.11	$20.75	$19.04

Income from investment operations:
Net investment income (loss)#	0.31	0.37	0.24

Net realized and unrealized gain (loss) on investments	1.58	(6.49)	2.03

Total from investment operations	1.89	(6.12)	2.27

Distributions:
Dividends from net investment income	(0.20)	(0.46)	(0.56)

Dividends from net realized gains	(0.03)	(0.06)	—

Total distributions	(0.23)	(0.52)	(0.56)

Net asset value, end of period	$15.77	$14.11	$20.75

Ratios and supplemental data:
Total return(a)	13.60%	(30.19%)	12.08%

Net assets, end of period (000)	$273	$78	$112

Ratio of net expenses to average net assets	1.34%*	1.39%	1.38%*

Ratio of net investment income (loss) to average net assets	4.28%*	1.97%	1.86%*

Ratio of gross expenses to average net assets prior to expense reductions	1.36%*	1.40%	1.38%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	149

Calamos Market Neutral Income Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)			April 1,
	Six Months			2006
	Ended			through
	April 30,	Year Ended October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$10.97	$13.31	$12.77	$12.67	$13.02	$14.45	$14.14

Income from investment operations:
Net investment income (loss)	0.16 #	0.30 #	0.47 #	0.30 #	0.55 #	0.33	0.51

Net realized and unrealized gain (loss) on investments	0.03	(2.13)	0.51	0.13	0.09	(0.46)	0.87

Total from investment operations	0.19	(1.83)	0.98	0.43	0.64	(0.13)	1.38

Distributions:
Dividends from net investment income	(0.43)	(0.51)	(0.44)	(0.33)	(0.99)	(0.82)	(0.76)

Dividends from net realized gains	(0.29)	—	—	—	—	(0.48)	(0.31)

Total distributions	(0.72)	(0.51)	(0.44)	(0.33)	(0.99)	(1.30)	(1.07)

Net asset value, end of period	$10.44	$10.97	$13.31	$12.77	$12.67	$13.02	$14.45

Ratios and supplemental data:
Total return(a)	1.92%	(14.22%)	7.81%	3.45%	5.20%	(1.03%)	10.11%

Net assets, end of period (000)	$734,784	$815,845	$1,012,912	$497,161	$254,292	$279,737	$402,820

Ratio of net expenses to average net assets(b)	1.20%*	1.12%	1.18%	1.25%*	1.57%	1.32%	1.51%

Ratio of net investment income (loss) to average net assets	3.12%*	2.40%	3.63%	4.03%*	4.34%	3.45%	3.64%

Ratio of gross expenses to average net assets prior to expense reductions(b)	1.21%*	1.13%	1.19%	1.25%*	1.57%	1.32%	1.51%

	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Portfolio turnover rate	25.0%	112.0%	104.7%	78.4%	137.1%	74.4%	123.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Includes 0.05%, 0.04%, 0.08%, 0.10%, 0.43%, 0.18%, and 0.36%, for the six months ended April 30, 2009, the years ended October 31, 2008 and 2007, the period April 1, 2006 through October 31, 2006 period April 1, 2006 through October 31, 2006, and the years 2006, 2005, 2004, respectively, related to dividend expense on short positions.

#	Net investment income allocated based on average shares method.

*	Annualized.

150	SEMIANNUAL REPORT Financial Highlights

Calamos Market Neutral Income Fund

	CLASS B
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$11.48	$13.90	$13.31	$13.18	$13.51	$14.95	$14.60

Income from investment operations:
Net investment income (loss)	0.13 #	0.22#	0.39 #	0.25 #	0.47 #	0.33	0.42

Net realized and unrealized gain (loss) on investments	0.02	(2.23)	0.53	0.14	0.08	(0.56)	0.89

Total from investment operations	0.15	(2.01)	0.92	0.39	0.55	(0.23)	1.31

Distributions:
Dividends from net investment income	(0.38)	(0.41)	(0.33)	(0.26)	(0.88)	(0.73)	(0.65)

Dividends from net realized gains	(0.29)	—	—	—	—	(0.48)	(0.31)

Total distributions	(0.67)	(0.41)	(0.33)	(0.26)	(0.88)	(1.21)	(0.96)

Net asset value, end of period	$10.96	$11.48	$13.90	$13.31	$13.18	$13.51	$14.95

Ratios and supplemental data:
Total return(a)	1.52%	(14.84%)	7.04%	3.00%	4.33%	(1.66%)	9.22%

Net assets, end of period (000)	$38,447	$43,852	$52,502	$46,453	$35,076	$40,019	$50,429

Ratio of net expenses to average net assets(b)	1.95%*	1.87%	1.93%	2.00%*	2.32%	2.07%	2.26%

Ratio of net investment income (loss) to average net assets	2.37%*	1.65%	2.88%	3.28%*	3.59%	2.70%	2.89%

Ratio of gross expenses to average net assets prior to expense reductions(b)	1.96%*	1.88%	1.94%	2.00%*	2.32%	2.07%	2.26%

	CLASS C
	(unaudited)			April 1,
	Six Months			2006
	Ended			through
	April 30,	Year Ended October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$11.12	$13.48	$12.93	$12.83	$13.17	$14.61	$14.29

Income from investment operations:
Net investment income (loss)	0.12 #	0.21 #	0.38 #	0.25 #	0.46 #	0.24	0.41

Net realized and unrealized gain (loss) on investments	0.03	(2.16)	0.51	0.12	0.08	(0.47)	0.87

Total from investment operations	0.15	(1.95)	0.89	0.37	0.54	(0.23)	1.28

Distributions:
Dividends from net investment income	(0.38)	(0.41)	(0.34)	(0.27)	(0.88)	(0.73)	(0.65)

Dividends from net realized gains	(0.29)	—	—	—	—	(0.48)	(0.31)

Total distributions	(0.67)	(0.41)	(0.34)	(0.27)	(0.88)	(1.21)	(0.96)

Net asset value, end of period	$10.60	$11.12	$13.48	$12.93	$12.83	$13.17	$14.61

Ratios and supplemental data:
Total return(a)	1.58%	(14.84%)	7.01%	2.97%	4.37%	(1.69%)	9.24%

Net assets, end of period (000)	$302,088	$363,213	$457,924	$309,142	$162,218	$129,352	$185,568

Ratio of net expenses to average net assets(b)	1.95%*	1.87%	1.93%	2.00%*	2.32%	2.07%	2.26%

Ratio of net investment income (loss) to average net assets	2.37%*	1.65%	2.88%	3.28%*	3.59%	2.70%	2.89%

Ratio of gross expenses to average net assets prior to expense reductions(b)	1.96%*	1.88%	1.94%	2.00%*	2.32%	2.07%	2.26%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Includes 0.05%, 0.04%, 0.08%, 0.10%, 0.43%, 0.18%, and 0.36%, for the six months ended April 30, 2009, the years ended October 31, 2008 and 2007, the period April 1, 2006 through October 31, 2006 period April 1, 2006 through October 31, 2006, and the years 2006, 2005, 2004, respectively, related to dividend expense on short positions.

#	Net investment income allocated based on average shares method.

*	Annualized

Financial Highlights SEMIANNUAL REPORT	151

Calamos Market Neutral Income Fund

	CLASS I
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through	Year Ended
	April 30,	October 31,		October 31,	March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$10.88	$13.21	$12.67	$12.57	$12.92	$14.34	$14.05

Income from investment operations:
Net investment income (loss)	0.17 #	0.32 #	0.50 #	0.31 #	0.57 #	0.54	0.56

Net realized and unrealized gain (loss) on investments	0.03	(2.11)	0.51	0.14	0.10	(0.63)	0.84

Total from investment operations	0.20	(1.79)	1.01	0.45	0.67	(0.09)	1.40

Distributions:
Dividends from net investment income	(0.44)	(0.54)	(0.47)	(0.35)	(1.02)	(0.85)	(0.80)

Dividends from net realized gains	(0.29)	—	—	—	—	(0.48)	(0.31)

Total distributions	(0.73)	(0.54)	(0.47)	(0.35)	(1.02)	(1.33)	(1.11)

Net asset value, end of period	$10.35	$10.88	$13.21	$12.67	$12.57	$12.92	$14.34

Ratios and supplemental data:
Total return(a)	2.08%	(14.03%)	8.12%	3.62%	5.56%	(0.76%)	10.32%

Net assets, end of period (000)	$110,631	$102,745	$24,954	$14,450	$7,830	$39,561	$40,969

Ratio of net expenses to average net assets(b)	0.95%*	0.87%	0.93%	1.00%*	1.32%	1.07%	1.26%

Ratio of net investment income (loss) to average net assets	3.37%*	2.65%	3.88%	4.28%*	4.59%	3.70%	3.89%

Ratio of gross expenses to average net assets prior to expense reductions(b)	0.96%*	0.88%	0.94%	1.00%*	1.32%	1.07%	1.26%

	CLASS R
	(unaudited)		March 1,
	Six Months	Year	2007∧
	Ended	Ended	through
	April 30,	October 31,	October 31,

	2009	2008	2007

Net asset value, beginning of period	$10.96	$13.31	$12.84

Income from investment operations:
Net investment income (loss)#	0.15	0.27	0.30

Net realized and unrealized gain (loss) on investments	0.03	(2.14)	0.40

Total from investment operations	0.18	(1.87)	0.70

Distributions:
Dividends from net investment income	(0.42)	(0.48)	(0.23)

Dividends from net realized gains	(0.29)	—	—

Total distributions	(0.71)	(0.48)	(0.23)

Net asset value, end of period	$10.43	$10.96	$13.31

Ratios and supplemental data:
Total return(a)	1.86%	(14.48%)	5.47%

Net assets, end of period (000)	$312	$162	$105

Ratio of net expenses to average net assets(b)	1.45%*	1.37%	1.43%*

Ratio of net investment income (loss) to average net assets	2.87%*	2.15%	3.38%*

Ratio of gross expenses to average net assets prior to expense reductions(b)	1.46%*	1.38%	1.44%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Includes 0.05%, 0.04%, 0.08%, 0.10%, 0.43%, 0.18%, and 0.36%, for the six months ended April 30, 2009, the year ended October 31, 2008 and the period ended October 31, 2007, respectively, related to dividend expense on short positions.

#	Net investment income allocated based on average shares method.

*	Annualized.

∧	Commencement of operations.

152	SEMIANNUAL REPORT Financial Highlights

Calamos High Yield Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through	Year Ended
	April 30,	October 31,		October 31,	March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$7.11	$10.96	$10.71	$10.83	$10.75	$10.86	$9.60

Income from investment operations:
Net investment income (loss)	0.30 #	0.55 #	0.61	0.34	0.60	0.67	0.69

Net realized and unrealized gain (loss) on investments	0.79	(3.44)	0.34	0.00 *	0.33	(0.07)	1.28

Total from investment operations	1.09	(2.89)	0.95	0.34	0.93	0.60	1.97

Distributions:
Dividends from net investment income	(0.19)	(0.73)	(0.64)	(0.46)	(0.72)	(0.56)	(0.71)

Dividends from net realized gains	—	(0.23)	(0.06)	—	(0.13)	(0.15)	—

Total distributions	(0.19)	(0.96)	(0.70)	(0.46)	(0.85)	(0.71)	(0.71)

Net asset value, end of period	$8.01	$7.11	$10.96	$10.71	$10.83	$10.75	$10.86

Ratios and supplemental data:
Total return(a)	15.77%	(28.60%)	9.16%	3.32%	9.11%	5.67%	20.87%

Net assets, end of period (000)	$162,483	$90,995	$186,816	$147,400	$152,382	$119,798	$97,993

Ratio of net expenses to average net assets	1.26%**	1.21%	1.19%	1.17%**	1.19%	1.24%	1.30%

Ratio of net investment income (loss) to average net assets	8.51%**	5.69%	5.39%	5.50%**	5.70%	6.26%	7.04%

Ratio of gross expenses to average net assets prior to expense reductions	1.27%**	1.21%	1.20%	1.17%**	1.19%	1.24%	1.30%

	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through
	April 30,	October 31,		October 31,	Year Ended March 31,

	2009	2008	2007	2006	2006	2005	2004

Portfolio turnover rate	27.1%	47.5%	74.1%	27.1%	73.1%	39.7%	44.2%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized.

Financial Highlights SEMIANNUAL REPORT	153

Calamos High Yield Fund

	CLASS B
	(unaudited)				April 1,
	Six Months				2006
	Ended		Year Ended		through	Year Ended
	April 30,		October 31,		October 31,	March 31,

	2009		2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$7.35		$11.28	$11.00	$11.10	$10.99	$11.11	$9.82

Income from investment operations:
Net investment income (loss)	0.28	#	0.50 #	0.50	0.31	0.54	0.61	0.63

Net realized and unrealized gain (loss) on investments	0.82		(3.55)	0.39	(0.01)	0.34	(0.08)	1.29

Total from investment operations	1.10		(3.05)	0.89	0.30	0.88	0.53	1.92

Distributions:
Dividends from net investment income	(0.16)		(0.65)	(0.55)	(0.40)	(0.64)	(0.50)	(0.63)

Dividends from net realized gains	—		(0.23)	(0.06)	—	(0.13)	(0.15)	—

Total distributions	(0.16)		(0.88)	(0.61)	(0.40)	(0.77)	(0.65)	(0.63)

Net asset value, end of period	$8.29		$7.35	$11.28	$11.00	$11.10	$10.99	$11.11

Ratios and supplemental data:
Total return(a)	15.34%		(29.06%)	8.32%	2.84%	8.37%	4.83%	19.89%

Net assets, end of period (000)	$17,362		$14,956	$27,806	$33,499	$31,960	$28,228	$26,657

Ratio of net expenses to average net assets	2.01	%*	1.96%	1.94%	1.92%*	1.94%	1.99%	2.05%

Ratio of net investment income(loss) to average net assets	7.76	%*	4.94%	4.64%	4.75%*	4.95%	5.51%	6.29%

Ratio of gross expenses to average net assets prior to expense reductions	2.02	%*	1.96%	1.95%	1.92%*	1.94%	1.99%	2.05%

	CLASS C
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through	Year Ended
	April 30,	October 31,		October 31,	March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$7.31	$11.22	$10.95	$11.05	$10.94	$11.06	$9.78

Income from investment operations:
Net investment income (loss)	0.28 #	0.49 #	0.48	0.30	0.54	0.61	0.62

Net realized and unrealized gain (loss) on investments	0.81	(3.52)	0.40	—	0.33	(0.08)	1.29

Total from investment operations	1.09	(3.03)	0.88	0.30	0.87	0.53	1.91

Distributions:
Dividends from net investment income	(0.16)	(0.65)	(0.55)	(0.40)	(0.63)	(0.50)	(0.63)

Dividends from net realized gains	—	(0.23)	(0.06)	—	(0.13)	(0.15)	—

Total distributions	(0.16)	(0.88)	(0.61)	(0.40)	(0.76)	(0.65)	(0.63)

Net asset value, end of period	$8.24	$7.31	$11.22	$10.95	$11.05	$10.94	$11.06

Ratios and supplemental data:
Total return(a)	15.30%	(29.03%)	8.27%	2.85%	8.37%	4.87%	19.88%

Net assets, end of period (000)	$34,646	$28,261	$48,377	$60,486	$65,089	$70,922	$67,593

Ratio of net expenses to average net assets	2.01%*	1.96%	1.94%	1.92%*	1.94%	1.99%	2.05%

Ratio of net investment income (loss) to average net assets	7.76%*	4.94%	4.64%	4.75%*	4.95%	5.51%	6.29%

Ratio of gross expenses to average net assets prior to expense reductions	2.02%*	1.96%	1.95%	1.92%*	1.94%	1.99%	2.05%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

154	SEMIANNUAL REPORT Financial Highlights

Calamos High Yield Fund

	CLASS I
	(unaudited)			April 1,
	Six Months			2006
	Ended	Year Ended		through	Year Ended
	April 30,	October 31,		October 31,	March 31,

	2009	2008	2007	2006	2006	2005	2004

Net asset value, beginning of period	$7.12	$10.96	$10.71	$10.84	$10.75	$10.85	$9.60

Income from investment operations:
Net investment income (loss)	0.31 #	0.57 #	0.60	0.33	0.64	0.82	0.77

Net realized and unrealized gain (loss) on investments	0.78	(3.42)	0.38	0.02	0.33	(0.19)	1.21

Total from investment operations	1.09	(2.85)	0.98	0.35	0.97	0.63	1.98

Distributions:
Dividends from net investment income	(0.20)	(0.76)	(0.67)	(0.48)	(0.75)	(0.58)	(0.73)

Dividends from net realized gains	—	(0.23)	(0.06)	—	(0.13)	(0.15)	—

Total distributions	(0.20)	(0.99)	(0.73)	(0.48)	(0.88)	(0.73)	(0.73)

Net asset value, end of period	$8.01	$7.12	$10.96	$10.71	$10.84	$10.75	$10.85

Ratios and supplemental data:
Total return(a)	15.75%	(28.31%)	9.43%	3.50%	9.39%	5.96%	21.04%

Net assets, end of period (000)	$7,494	$8,010	$9,109	$2,455	$1,947	$1,874	$2,717

Ratio of net expenses to average net assets	1.01%*	0.96%	0.94%	0.92%*	0.94%	0.99%	1.05%

Ratio of net investment income (loss) to average net assets	8.76%*	5.94%	5.64%	5.75%*	5.95%	6.51%	7.29%

Ratio of gross expenses to average net assets prior to expense reductions	1.02%*	0.96%	0.95%	0.92%*	0.94%	0.99%	1.05%

	CLASS R
	(unaudited)		March 1,
	Six Months		2007∧
	Ended	Year Ended	through
	April 30,	October 31,	October 31,

	2009	2008	2007

Net asset value, beginning of period	$7.11	$10.95	$10.84

Income from investment operations:
Net investment income (loss)	0.29 #	0.53 #	0.37

Net realized and unrealized gain (loss) on investments	0.78	(3.43)	0.13

Total from investment operations	1.07	(2.90)	0.50

Distributions:
Dividends from net investment income	(0.18)	(0.71)	(0.39)

Dividends from net realized gains	—	(0.23)	—

Total distributions	(0.18)	(0.94)	(0.39)

Net asset value, end of period	$8.00	$7.11	$10.95

Ratios and supplemental data:
Total return(a)	15.48%	(28.71%)	4.69%

Net assets, end of period (000)	$86	$75	$105

Ratio of net expenses to average net assets	1.51%*	1.46%	1.44%*

Ratio of net investment income (loss) to average net assets	8.26%*	5.44%	5.14%*

Ratio of gross expenses to average net assets prior to expense reductions	1.52%*	1.46%	1.45%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	155

Calamos Total Return Bond Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A			CLASS B
	(unaudited)		June 27,	(unaudited)		June 27,
	Six Months	Year	2007∧	Six Months	Year	2007∧
	Ended	Ended	through	Ended	Ended	through
	April 30,	October 31,	October 31,	April 30,	October 31,	October 31,

	2009	2008	2007	2009	2008	2007

Net asset value, beginning of period	$9.82	$10.25	$10.00	$9.82	$10.25	$10.00

Income from investment operations:
Net investment income (loss)	0.18 #	0.33 #	0.15	0.14 #	0.26 #	0.12

Net realized and unrealized gain (loss) on investments	0.82	(0.35)	0.25	0.82	(0.36)	0.25

Total from investment operations	1.00	(0.02)	0.40	0.96	(0.10)	0.37

Distributions:
Dividends from net investment income	(0.24)	(0.41)	(0.15)	(0.20)	(0.33)	(0.12)

Dividends from net realized gains	—	—	—	—	—	—

Total distributions	(0.24)	(0.41)	(0.15)	(0.20)	(0.33)	(0.12)

Net asset value, end of period	$10.58	$9.82	$10.25	$10.58	$9.82	$10.25

Ratios and supplemental data:
Total return(a)	10.23%	(0.33%)	4.00%	9.83%	(1.07%)	3.74%

Net assets, end of period (000)	$74,146	$55,858	$39,590	$21,081	$12,539	$1,983

Ratio of net expenses to average net assets	0.85%*	0.83%	0.90%*	1.60%*	1.58%	1.65%*

Ratio of net investment income (loss) to average net assets	3.44%*	3.24%	4.11%*	2.69%*	2.49%	3.36%*

Ratio of gross expenses to average net assets prior to expense reductions	1.01%*	1.13%	1.66%*	1.76%*	1.88%	2.41%*

	(unaudited)		June 27,
	Six Months	Year	2007∧
	Ended	Ended	through
	April 30,	October 31,	October 31,

	2009	2008	2007

Portfolio turnover rate	289.2%	678.6%	235.8%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

156	SEMIANNUAL REPORT Financial Highlights

Calamos Total Return Bond Fund

	CLASS C			CLASS I
	(unaudited)		June 27,	(unaudited)		June 27,
	Six Months	Year	2007∧	Six Months	Year	2007∧
	Ended	Ended	through	Ended	Ended	through
	April 30,	October 31,	October 31,	April 30,	October 31,	October 31,

	2009	2008	2007	2009	2008	2007

Net asset value, beginning of period	$9.82	$10.25	$10.00	$9.82	$10.24	$10.00

Income from investment operations:
Net investment income (loss)	0.14 #	0.25 #	0.12	0.19 #	0.36 #	0.16

Net realized and unrealized gain (loss) on investments	0.82	(0.35)	0.25	0.81	(0.35)	0.24

Total from investment operations	0.96	(0.10)	0.37	1.00	0.01	0.40

Distributions:

Dividends from net investment income	(0.20)	(0.33)	(0.12)	(0.25)	(0.43)	(0.16)

Dividends from net realized gains	—	—	—	—	—	—

Total distributions	(0.20)	(0.33)	(0.12)	(0.25)	(0.43)	(0.16)

Net asset value, end of period	$10.58	$9.82	$10.25	$10.57	$9.82	$10.24

Ratios and supplemental data:
Total return(a)	9.83%	(1.07%)	3.74%	10.26%	0.02%	4.06%

Net assets, end of period (000)	$34,983	$19,018	$1,527	$39,462	$34,049	$33,698

Ratio of net expenses to average net assets	1.60%*	1.58%	1.65%*	0.60%*	0.58%	0.65%*

Ratio of net investment income (loss) to average net assets	2.69%*	2.49%	3.36%*	3.69%*	3.49%	4.36%*

Ratio of gross expenses to average net assets prior to expense reductions	1.76%*	1.88%	2.41%*	0.76%*	0.88%	1.41%*

	Class R
	(unaudited)		June 27,
	Six Months	Year	2007∧
	Ended	Ended	through
	April 30,	October 31,	October 31,

	2009	2008	2007

Net asset value, beginning of period	$9.82	$10.25	$10.00

Income from investment operations:
Net investment income (loss)	0.16 #	0.31 #	0.14

Net realized and unrealized gain (loss) on investments	0.83	(0.36)	0.25

Total from investment operations	0.99	(0.05)	0.39

Distributions:
Dividends from net investment income	(0.23)	(0.38)	(0.14)

Dividends from net realized gains	—	—	—

Total distributions	(0.23)	(0.38)	(0.14)

Net asset value, end of period	$10.58	$9.82	$10.25

Ratios and supplemental data:
Total return(a)	10.10%	(0.58%)	3.91%

Net assets, end of period (000)	$1,139	$1,033	$1,039

Ratio of net expenses to average net assets	1.10%*	1.08%	1.15%*

Ratio of net investment income (loss) to average net assets	3.19%*	2.99%	3.86%*

Ratio of gross expenses to average net assets prior to expense reductions	1.26%*	1.38%	1.91%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

∧	Commencement of operations

Financial Highlights SEMIANNUAL REPORT	157

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Calamos Investment Trust

We have reviewed the accompanying statements of assets and liabilities, including the schedules of investments, of Calamos Growth Fund, Calamos Growth and Income Fund, Calamos Value Fund, Calamos Blue Chip Fund, Calamos Multi-Fund Blend, Calamos 130/30 Equity Fund, Calamos Global Growth and Income Fund, Calamos International Growth Fund, Calamos Global Equity Fund, Calamos Evolving World Growth Fund, Calamos Convertible Fund, Calamos Market Neutral Income Fund, Calamos High Yield Fund, and Calamos Total Return Bond Fund (the “Funds”), fourteen funds constituting Calamos Investment Trust (the “Trust”), as of April 30, 2009, and the related statements of operations and changes in net assets and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our reviews in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

Based on our reviews, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statements of changes in net assets of the Funds for the year or period ended October 31, 2008 and the financial highlights for the year or period then ended and for each year or each period ended on or after March 31, 2006; and in our report dated December 18, 2008, we expressed an unqualified opinion on such statements of changes in net assets and financial highlights. The Funds’ financial highlights for periods ended prior to March 31, 2006 were audited by other auditors whose report, dated May 13, 2005, expressed an unqualified opinion on those financial highlights.

Chicago, Illinois
June 17, 2009

158	SEMIANNUAL REPORT Report of Independent Registered Public Accounting Firm

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This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless accompanied by a currently effective prospectus of the Funds and, after July 31, 2009, updated performance data for the most recently completed fiscal quarter. The views expressed in this report reflect those of Calamos Advisors LLC only through April 30, 2009. The managers' views are subject to change at any time based on market and other conditions.

A description of the Calamos Proxy Voting Policies and Procedures and the Funds' proxy voting record for the 12 month period ended June 30, 2008 are available free of charge upon request by calling 800.582.6959, by visiting the Calamos website at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. The Funds' proxy voting record is also available free of charge by visiting the SEC website at http://www.sec.gov.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Forms N-Q are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.732.0330.

FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISER
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

TRANSFER AGENT
US Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
K & L Gates LLP
Chicago, IL

CALAMOS®

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959

www.calamos.com

© 2009 Calamos Holdings LLC. All Rights Reserved. Calamos®, Calamos Investments® and Investment strategies for your serious money® are registered trademarks of Calamos Holdings LLC.

MFSAN 1631 2009

CALAMOS®

Investment strategies for
your serious money®

Calamos Government Money Market Fund

Semiannual Report April 30, 2009

Calamos Government Money Market Fund
As of April 30, 2009

Asset Allocation
As of April 30, 2009
Repurchase Agreements	70.8%
U.S. Govt Agency - Interest Bearing	17.7
U.S. Govt Agency - Discount Notes	5.8
FDIC Guaranteed Obligations	1.9
Cash and Receivables/Payables	3.8

Maturity Schedule
As of April 30, 2009
1 Day	75.5%
2-7 Days	3.9
8-30 Days	8.1
31-60 Days	3.0
61-90 Days	5.2
91-180 Days	3.6
180+ Days	0.7

Portfolio Characteristics
As of April 30, 2009
Total Net Assets	$796,279,485
Daily Yield - Class I	0.17%
SEC 7-Day Yield - Class I	0.20%
SEC 30-Day Yield - Class I	0.27%
Average Days to Maturity - Class I	13.0

Expense Overview
As a shareholder of a mutual fund, you will incur transaction costs and ongoing costs, including management fees, and other fund expenses such as audit, legal and custodian fees.
The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009. It is intended to help you understand the ongoing costs associated with investing in each mutual fund and to compare these costs with the ongoing costs of investing in other mutual funds.
There are two parts of the Fund’s chart:
Actual
In this part of the chart, you’ll see the actual expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period in each fund from November 1, 2008 to April 30, 2009, the period covered by this report. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in Class A shares of the fund, simply divide $8,600 by $1,000, then multiply that result by the figure in the Actual Expenses per $1,000 row. In this example, you would multiply 8.6 times the figure.
Hypothetical
In this part of the chart, you’ll see the hypothetical expenses you would have paid on a $1,000 investment from November 1, 2008 to April 30, 2009, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the assumed 5% annual rate of return before expenses, which is what you’ll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the fund you own to the expenses of another fund since the information for that fund should be calculated using the same assumptions.
Please note that the expenses shown in the chart are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the chart is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Overview
The actual and hypothetical examples assume a $1,000 investment at the beginning of the period, November 1, 2008, and held through April 30, 2009.

	CLASS A	CLASS B	CLASS C	CLASS I
	SHARES	SHARES	SHARES	SHARES
CALAMOS GOVERNMENT MONEY MARKET FUND**

Actual Expenses per $1,000*	$2.04	$5.16	$5.16	$1.34
Ending Value	$1,004.70	$1,001.60	$1,001.60	$1,005.50

Hypothetical Expenses per $1,000*	$2.06	$5.21	$5.21	$1.35
Ending Value	$1,022.76	$1,019.64	$1,019.64	$1,023.46

Annualized Expense Ratio	0.41%	1.04%	1.04%	0.27%
*	Expenses for Calamos Government Money Market Fund are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365.

**	Annualized Expense Ratio for Calamos Government Money Market Fund is adjusted to reflect fee waiver.

GOVERNMENT MONEY MARKET FUND
Schedule of Investments
APRIL 30, 2009 (unaudited)

PRINCIPAL
AMOUNT		VALUE

U.S. GOVERNMENT AGENCY SECURITIES - INTEREST BEARING (17.7%)
	Federal Farm Credit Bank
5,000,000	5.050%, 06/08/09	$5,023,237
1,000,000	0.321%, 05/15/09‡	999,989
	Federal Home Loan Bank
15,000,000	1.094%, 08/05/09‡	14,999,599
15,000,000	0.976%, 01/06/10‡	14,980,481
10,000,000	3.260%, 10/02/09	10,104,867
	Federal Home Loan Mortgage Corp.
5,000,000	2.680%, 11/16/09	5,045,057
4,922,000	5.250%, 05/21/09	4,934,420
1,165,000	4.000%, 09/22/09	1,180,563
	Federal National Mortgage Association
35,000,000	1.167%, 02/12/10‡	34,947,602
25,000,000	1.029%, 07/13/10‡	24,989,591
15,000,000	0.420%, 09/03/09‡	14,981,027
6,440,000	4.250%, 05/15/09	6,449,353
2,400,000	6.375%, 06/15/09	2,417,360

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES - INTEREST BEARING (Cost $141,053,146)	141,053,146

U.S. GOVERNMENT AGENCY SECURITIES - DISCOUNT NOTES (5.8%)
	Federal Home Loan Bank@
15,000,000	0.203%, 05/12/09	14,999,083
10,000,000	0.213%, 05/04/09	9,999,825
	Federal Home Loan Mortgage Corp@
6,500,000	1.470%, 08/10/09	6,473,558
5,000,000	1.115%, 05/06/09	4,999,236
10,000,000	Federal National Mortgage Association@ 1.572%, 09/01/09	9,947,042

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES - DISCOUNT NOTES (Cost $46,418,744)	46,418,744

FDIC GUARANTEED OBLIGATIONS (1.9%)
15,000,000	General Electric Capital Corp.‡ Q 1.914%, 12/09/10 (Cost $15,000,000)	15,000,000

REPURCHASE AGREEMENTS (70.8%)
175,000,000	Bank of America Corp. 0.170%, dated 04/30/09, due 05/01/09, repurchase price $175,000,826 collateralized by Federal Home Loan Mortgage Corp. 5.500% , 09/01/38 with a value of $177,740,393	175,000,000
65,000,000	BNP Paribas 0.240%, dated 4/30/09, due 05/01/09, repurchase price $65,000,433 collateralized by various U.S. Government Agency Securities 1.700% - 3.125%, 03/15/11 - 12/26/12 with a value of $66,781,717	$65,000,000
85,000,000	Goldman Sachs Group, Inc. 0.170%, dated 4/30/09, due 05/01/09, repurchase price $85,000,401 collateralized by United States Treasury Note 2.375%, 01/15/25 with a value of $86,107,844	85,000,000
50,000,000	Goldman Sachs Group, Inc. 0.180%, dated 4/30/09, due 05/01/09, repurchase price $50,000,250, collateralized by various U.S. Government Agency Securities 0.000% - 7.000%, 06/22/12 - 10/25/44 with a value of $50,613,311	50,000,000
188,626,000	RBS Greenwich Capital Markets, Inc. 0.180%, dated 04/30/09, due 05/01/09, repurchase price $188,626,943 collateralized by United States Treasury Note 1.875%, 04/30/14 with a value of $192,399,080	188,626,000

	TOTAL REPURCHASE AGREEMENTS (Cost $563,626,000)	563,626,000

TOTAL INVESTMENTS (96.2%) (Cost $766,097,890)		766,097,890

OTHER ASSETS, LESS LIABILITIES (3.8%)		30,181,595

NET ASSETS (100.0%)		$796,279,485

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2009. Variable rate securities shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

@	Annualized yield at time of purchase; not a coupon rate.

Q	The full principal amount and interest due through maturity of the security is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.
See accompanying Notes to Financial Statements

Statement of Assets and Liabilities

Government Money
April 30, 2009 (unaudited)	Market Fund

ASSETS
Investments, at value (cost $202,471,890)	$202,471,890
Repurchase agreements, at value (cost $563,626,000)	563,626,000
Cash with custodian (interest bearing)	1,129
Due from investment advisor	60,586
Receivables:
Accrued interest	694,303
Investments sold	30,236,432
Fund shares sold	500
Other assets	24,758

Total assets	$797,115,598

LIABILITIES AND NET ASSETS
Payables:
Fund shares redeemed	598,361
Affiliates:
Investment advisory fees	134,083
Distribution fees	617
Deferred compensation to Trustees	24,758
Financial accounting fees	7,956
Trustees’ fees and officer compensation	831
Other accounts payable and accrued liabilities	69,507

Total liabilities	836,113

NET ASSETS	$796,279,485

ANALYSIS OF NET ASSETS
Paid in capital	$796,279,485

NET ASSETS	$796,279,485

CLASS A SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$25,152,749
Shares outstanding	25,152,749
Net asset value and redemption price per share	$1.00

CLASS B SHARES (no par value; unlimited number of shares authorized)*
Net assets applicable to shares outstanding	$21,266,571
Shares outstanding	21,266,571
Net asset value and redemption price per share	$1.00

CLASS C SHARES (no par value; unlimited number of shares authorized)*
Net assets applicable to shares outstanding	$25,176,457
Shares outstanding	25,176,457
Net asset value and redemption price per share	$1.00

CLASS I SHARES (no par value; unlimited number of shares authorized)
Net assets applicable to shares outstanding	$724,683,708
Shares outstanding	724,683,708
Net asset value and redemption price per share	$1.00

*	Redemption price may be reduced by contingent deferred sales charge.
See accompanying Notes to Financial Statements

Statement of Operations

Government Money
Six Months Ended April 30, 2009 (unaudited)	Market Fund

INVESTMENT INCOME
Interest	$4,485,331

Total investment income	4,485,331

EXPENSES
Investment advisory fees	728,219
Distribution fees
Class A	44,048
Class B	135,701
Class C	163,572
Financial accounting fees	43,082
Transfer agent fees	77,923
Accounting fees	25,559
Audit fees	12,330
Legal fees	8,973
Custodian fees	14,054
Printing and mailing fees	29,830
Registration fees	84,864
Trustees’ fees and officer compensation	23,588
Other	66,554

Total expenses	1,458,297
Less expense reductions	(204,145)

Net expenses	1,254,152

NET INVESTMENT INCOME (LOSS)	3,231,179

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	384,082

NET GAIN (LOSS) ON INVESTMENTS	384,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,615,261

See accompanying Notes to Financial Statements

Statement of Changes in Net Assets

	Government Money
	Market Fund
	(Unaudited)
	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

OPERATIONS
Net Investment income (loss)	$3,231,179	$23,176,430
Net realized gain (loss) from investments	384,082	318,769

Net increase (decrease) in net assets resulting from operations	3,615,261	23,495,199

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(163,789)	(123,112)
Class B	(40,623)	(56,950)
Class C	(49,796)	(64,847)
Class I	(3,361,053)	(23,250,290)

Total distributions	(3,615,261)	(23,495,199)

CAPITAL SHARE TRANSACTIONS	140,038,294	(201,733,760)

TOTAL INCREASE (DECREASE) IN NET ASSETS	140,038,294	(201,733,760)

NET ASSETS
Beginning of period	$656,241,191	$857,974,951

End of period	796,279,485	656,241,191

Undistributed net investment income (loss)	$—	$—
See accompanying Notes to Financial Statements

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS Government Money Market Fund (the “Fund”) commenced operations on May 16, 2007, and is a series of the CALAMOS Investment Trust, a Massachusetts business trust organized December 21, 1987 (the “Trust”). The Fund is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund offered Class A, Class B, Class C and Class I shares through April 30, 2009 and liquidated as of May 15, 2009. The Trust includes fourteen additional series (the “Funds”) and the semiannual report to shareholders for the Funds is provided separately.
Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.
Pursuant to Rule 2a-7 of the Act, the Fund values its portfolio securities on an amortized cost basis. The amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the Fund’s net asset value is affected by any unrealized appreciation or depreciation of the portfolio. The board of trustees has determined in good faith that utilization of amortized cost is appropriate and represents a fair value of the Fund’s portfolio securities.
Investment Transactions and Investment Income. Investment transactions are recorded on a trade date basis as of April 30, 2009. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium.
Repurchase Agreements. Repurchase agreements are transactions in which a Fund purchases a security and simultaneously agrees to resell it to the vendor (usually a bank or broker-dealer) at an agreed upon future date and price. The Fund requires that its custodian or sub-custodian maintain collateral in an amount equal to, or in excess of, the value of the securities that are the subject of the repurchase agreement. The Fund may only enter into repurchase agreements that are fully collateralized by obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities.
A repurchase agreement exposes the Fund to the risk that the counterparty to the transaction may go bankrupt or default on its obligation. In the event of a bankruptcy or other default of the counterparty to a repurchase agreement, the Fund could experience both delays in liquidating the collateral and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels or lack of access to income during this period; and (c) expenses of enforcing its rights. The Fund’s investment adviser seeks to reduce this risk by evaluating and monitoring the creditworthiness of the parties with whom the Fund enters into repurchase agreements. The value of the securities held as collateral is also monitored throughout the holding period to ensure that the securities are at least equal in value to the total amount of the repurchase obligations, including accrued interest.
Allocation of Expenses among Funds. Expenses directly attributable to a Fund are charged to that Fund; certain other common expenses of the Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund are allocated proportionately among each Fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis. Expenses directly attributable to a particular class of the Fund are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.
Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
Income Taxes. No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of its taxable income and net realized gains.
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.
The Fund recognized no liability for unrecognized tax benefits in connection with Financial Accounting Standards Board (FASB) Interpretation No. 48 Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No.109. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax year 2007 remains subject to examination by the U.S. and the State of Illinois tax jurisdictions.
Indemnifications. Under the Trust’s organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund’s management expects the risk of material loss in connection to a potential claim to be remote.
New Accounting Pronouncements. Effective November 1, 2008, the Fund adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs used to determine a valuation, and these inputs are segregated into three levels. Tables summarizing the Fund’s investments under these levels are shown in the Notes to Financial Statements, Note 4 - Valuation.
NOTE 2 – INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES
Pursuant to an investment advisory agreement with Calamos Advisors LLC (“Calamos Advisors”), the Fund pays a monthly investment advisory fee based on the average daily net assets of the Fund, computed as follows: The Fund pays a fee at the annual rate of 0.20% of the first $500 million of average daily net assets, 0.19% of the next $500 million of average daily net assets, 0.18% of the next $10 billion of average daily net assets (average daily net assets in excess of $1 billion to $11 billion), 0.17% of the next $10 billion of average daily net assets (average daily net assets in excess of $11 billion to $21 billion), 0.16% of the next $10 billion of average daily net assets (average daily net assets in excess of $21 billion to $31 billion), and 0.15% of average daily net assets in excess of $31 billion.
Pursuant to a financial accounting services agreement, the Fund also pays Calamos Advisors a fee for financial accounting services payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets, 0.0150% on the next $1 billion of combined assets and 0.0110% on combined assets above $2 billion (for purposes of this calculation “combined assets” means the sum of the total average daily net assets of Calamos Investment Trust, Calamos Advisors Trust, and the total average weekly managed net assets of Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Convertible Opportunities and Income Fund, Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund). “Managed assets” means a Funds’ total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking and reporting tax adjustments on all assets; and monitoring trustee deferred compensation plan accruals and valuations. The Fund pays its pro rata share of the financial accounting services fee payable to Calamos Advisors based on its relative portion of combined assets used in calculating the fee.
The Trust reimburses Calamos Advisors for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of “Trustees’ fees and officer compensation” expense on the Statement of Operations.
Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of the Fund as a percentage of the average daily net assets to 0.27%. This agreement is binding on Calamos Advisors through June 30, 2010. As of April 30, 2009, $121,053 of expenses were waived or absorbed for the Fund included in the Statement of Operations under the caption “Expense reductions”.
As Distributor, Calamos Financial Services LLC (“CFS”) assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund pays to CFS a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the Fund’s Class A shares and a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75% of the average daily net assets of the Fund’s Class B and Class C Shares. As of April 30, 2009, $83,095 of these fees were waived for Class A, Class B and Class C shares included in the Statement of Operations under the caption “Expense reductions”.
Pursuant to an agreement with US Bancorp Fund Services, LLC, the Fund’s transfer agent (“US Bancorp”), CFS provides certain shareholder administrative services to US Bancorp. CFS receives from US Bancorp an annual aggregate fee of $175,000, paid in monthly installments, for providing these services which relate to Calamos Investment Trust and Calamos Advisors Trust. Also, US Bancorp pays license fees to unaffiliated third parties for CFS’ utilization of certain transfer agent and phone systems in providing the shareholder administrative services. The fees paid to CFS and the payment of license fees to third parties are borne by US Bancorp. The Fund has not assumed or incurred any additional expenses in connection with CFS providing these services to US Bancorp, and the transfer agency fees payable by the Fund to US Bancorp have not increased as a result thereof.
Certain officers and trustees of the Trust are also officers and directors of CFS and Calamos Advisors. All such officers and affiliated trustees serve without direct compensation from the Trust, except for the Chief Compliance Officer as described above. The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available upon request without charge by calling our toll free number 800.582.6959.

Certain affiliates of the advisor hold material investments in the Funds. As of April 30, 2009, they held 91% of the outstanding shares for the Fund.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, a trustee who is not an “interested person” (as defined in the 1940 Act) of CFS or Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of the Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred compensation investments of $24,758 for the Fund are included in “Other assets” on the Statement of Assets and Liabilities at April 30, 2009. The Fund’s obligation to make payments under the Plan is a general obligation of the Fund and is included in “Payable for deferred compensation to Trustees” on the Statement of Assets and Liabilities at April 30, 2009.
NOTE 3 – INCOME TAXES
As of April 30, 2009, the cost of investments for federal income tax purposes was $766,097,890.
For the period ended April 30, 2009, the Fund recorded the following permanent reclassification. The results of operations and net assets were not affected by this reclassification.

Accumulated undistributed/(overdistributed) net investment income	$384,082
Accumulated net realized gain (loss) on investments	(384,082)
The tax character of distributions for the period ended April 30, 2009 will be determined when the Fund files its final tax return. Distributions during the fiscal year ended October 31, 2008, were characterized for federal income tax purposes as follows:

Distributions paid from:
Ordinary Income	$23,460,603
Long-Term Capital Gain	$34,596
As of October 31, 2008, the components of accumulated earnings/(loss) on a tax basis were as follows:

Undistributed ordinary income	$21,905
Undistributed capital gains	—

Total undistributed earnings	21,905
Accumulated capital and other losses	—
Net unrealized gain/(losses)	—

Total accumulated earnings/(losses)	21,905
Other	(21,905)

Paid-in capital	656,241,191

$656,241,191

NOTE 4 – VALUATION
Various inputs are used to determine the value of the Funds investments. These inputs are categorized into three broad levels as follows:
• Level 1 holdings use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

• Level 2 holdings reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, ect.).

• Level 3 holdings are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).
The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

Valuation Inputs	Value of Investment Securities

Level 1 - Quoted Prices	$ —
Level 2 - Other significant observable inputs	766,097,890
Level 3 - Significant unobservable inputs	—

Total	$766,097,890

*	Other Financial Instruments may include written options and forward contracts.

NOTE 5 – CAPITAL SHARE TRANSACTIONS
The following table summarizes the activity in capital shares of the Fund:

	Government
For the Period Ended April 30, 2009	Money Market Fund
A Shares

Shares sold	32,767,815	$32,767,815
Shares issued in reinvestment of distributions	150,193	150,193
Less shares redeemed	(40,822,519)	(40,822,519)

Net Increase (decrease)	(7,904,511)	$(7,904,511)

B Shares

Shares sold	12,332,876	$12,332,876
Shares issued in reinvestment of distributions	35,978	35,978
Less shares redeemed	(15,760,528)	(15,760,528)

Net Increase (decrease)	(3,391,674)	$(3,391,674)

C Shares

Shares sold	19,565,486	$19,565,486
Shares issued in reinvestment of distributions	44,984	44,984
Less shares redeemed	(24,432,537)	(24,432,537)

Net Increase (decrease)	(4,822,067)	$(4,822,067)

I Shares	Shares	Dollars

Shares sold	4,577,510,907	$4,577,510,907
Shares issued in reinvestment of distributions	3,349,050	3,349,050
Less shares redeemed	(4,424,703,411)	(4,424,703,411)

Net Increase (decrease)	156,156,546	$156,156,546

	Government
For the Fiscal Year Ended October 31, 2008	Money Market Fund
A Shares

Shares sold	42,227,928	$42,227,928
Shares issued in reinvestment of distributions	115,747	115,747
Less shares redeemed	(9,286,415)	(9,286,415)

Net Increase (decrease)	33,057,260	$33,057,260

B Shares

Shares sold	28,034,950	$28,034,950
Shares issued in reinvestment of distributions	51,229	51,229
Less shares redeemed	(3,427,934)	(3,427,934)

Net Increase (decrease)	24,658,245	$24,658,245

C Shares

Shares sold	37,181,516	$37,181,516
Shares issued in reinvestment of distributions	56,396	56,396
Less shares redeemed	(7,239,388)	(7,239,388)

Net Increase (decrease)	29,998,524	$29,998,524

I Shares	Shares	Dollars

Shares sold	15,693,834,212	$15,693,834,212
Shares issued in reinvestment of distributions	23,244,157	23,244,157
Less shares redeemed	(16,006,526,158)	(16,006,526,158)

Net Increase (decrease)	(289,447,789)	$(289,447,789)

CALAMOS Government Money Market Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:

	Class A				Class B
	(unaudited)				(unaudited)
	Six Months		March 3, 2008^		Six Months		March 3, 2008^
	Ended		through		Ended		through
	April 30,		October 31,		April 30,		October 31,
	2009		2008		2009		2008

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income (loss)#	0.00	*	0.01		0.00	*	0.01

Net realized and unrealized gain (loss) on investments	0.00	*	0.00	*	0.00	*	0.00	*

Total from investment operations	0.00	*	0.01		0.00	*	0.01

Distributions:
Dividends from net investment income	(0.00)	*	(0.01)		(0.00)	*	(0.01)

Total distributions	(0.00)	*	(0.01)		(0.00)	*	(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total return (a)	0.47%		1.36%		0.16%		0.86%
Ratios and supplemental data:

Net assets, end of period (000)	$25,153		$33,057		$21,267		$24,658

Ratio of net expenses to average net assets	0.41	%**	0.52	%**	1.04	%**	1.27	%**

Ratio of net investment income (loss) to average net assets	0.90	%**	1.97	%**	0.27	%**	1.22	%**

Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	0.55	%**	0.52	%**	1.30	%**	1.27	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share

**	Annualized

^	Commencement of operations

CALAMOS Government Money Market Fund
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:

	Class C				Class I
	(unaudited)				(unaudited)
	Six Months		March 3, 2008^		Six Months	Year	May 16, 2007^
	Ended		through		Ended	Ended	through
	April 30,		October 31,		April 30,	October 31,	October 31,
	2009		2008		2009	2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)#	0.00	*	0.01		0.01	0.03	0.02

Net realized and unrealized gain (loss) on investments	0.00	*	0.00	*	0.00 *	0.00 *	—

Total from investment operations	0.00	*	0.01		0.01	0.03	0.02

Distributions:
Dividends from net investment income	(0.00)	*	(0.01)		(0.01)	(0.03)	(0.02)

Total distributions	(0.00)	*	(0.01)		(0.01)	(0.03)	(0.02)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00

Total return (a)	0.16%		0.86%		0.55%	2.98%	2.33%
Ratios and supplemental data:

Net assets, end of period (000)	$25,176		$29,999		$724,684	$568,527	$857,975

Ratio of net expenses to average net assets	1.04	%**	1.27	%**	0.27%**	0.27%	0.26%**

Ratio of net investment income (loss) to average net assets	0.27	%**	1.22	%**	1.04%**	2.95%	4.99%**

Ratio of gross expenses to average net assets prior to waiver of expenses by the Advisor	1.30	%**	1.27	%**	0.30%**	0.27%	0.26%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share

**	Annualized

^	Commencement of operations

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless accompanied by a currently effective prospectus of the Fund and, after July 31, 2009, updated performance data for the most recently completed fiscal quarter. The views expressed in this report reflect those of Calamos Advisors LLC only through April 30, 2009. The manager's views are subject to change at any time based on market and other conditions.

A description of the Calamos Proxy Voting Policies and Procedures and the fund's proxy voting record for the 12 month period ended June 30, 2008 are available free of charge upon request by calling 800.582.6959, by visiting the Calamos website at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. The Fund's proxy voting record is also available free of charge by visiting the SEC website at http://www.sec.gov.

The Fund files its complete list of portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Forms N-Q are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.732.0330.

FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS
866.915.0373

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISER
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

TRANSFER AGENT
US Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
K & L Gates LLP
Chicago, IL

CALAMOS®

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959

www.calamos.com

©2009 Calamos Holdings LLC. All Rights Reserved. Calamos®, Calamos Investments® and Investment strategies for your serious money® are registered trademarks of Calamos Holdings LLC.

GMMSAN 3084 2009

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
Included in the Report to Shareholders in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
No material changes.
ITEM 11. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Code of Ethics – Not applicable.
(a) (2) (i) Certification of Principal Executive Officer.
(a) (2) (ii) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 26, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	June 26, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 26, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	June 26, 2009